UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 1/2s, August 20, 2034	$3,738,173	$3,696,742
Government National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from June 15, 2030 to
March 15, 2032	66,880	70,656
7s, September 15, 2031	48,379	51,110
6 1/2s, with due dates from April 15, 2028 to
October 15, 2032	368,844	383,581
6s, April 15, 2028	178,227	180,364
		4,382,453

U.S. Government Agency Mortgage Obligations (37.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
July 1, 2031	410,039	429,598
7 1/2s, with due dates from October 1, 2014 to
October 1, 2015	66,143	68,304
7s, with due dates from November 1, 2026 to
July 1, 2032	2,746,300	2,830,025
5 1/2s, December 1, 2033	683,964	669,083
5 1/2s, October 1, 2018	558,243	555,692
5s, with due dates from May 1, 2018 to November 1, 2018	6,551,530	6,405,146
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from August 1, 2029 to
June 1, 2032	642,976	672,850
7s, with due dates from December 1, 2028 to
December 1, 2035	6,207,200	6,405,721
6 1/2s, with due dates from August 1, 2032 to
October 1, 2034	856,798	875,276
5 1/2s, with due dates from June 1, 2014 to
February 1, 2021	11,270,986	11,212,890
5 1/2s, with due dates from January 1, 2036 to
April 1, 2036	600,100	586,160
5 1/2s, TBA, May 1, 2036	9,900,000	9,652,500
5 1/2s, TBA, April 1, 2036	21,483,000	20,966,065
5 1/2s, TBA, April 1, 2021	70,000	69,557
5s, with due dates from April 1, 2019 to May 1, 2020	140,827	137,497
5s, TBA, May 1, 2036	500,000	475,586
5s, TBA, April 1, 2036	400,000	380,750
4 1/2s, TBA, May 1, 2036	100,000	92,176
4 1/2s, TBA, April 1, 2036	500,000	461,094
		62,945,970

		$67,328,423

Total U.S. government and agency mortgage obligations (cost $68,273,096)

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,640,824
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,215,582

		$11,856,406
Total U.S. government agency obligations (cost $11,557,175)

U.S. TREASURY OBLIGATIONS (13.7%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,595,910
6 1/4s, May 15, 2030	11,505,000	13,446,469
U.S. Treasury Notes 4 1/4s, August 15, 2013	4,307,000	4,142,796

		$23,185,175

Total U.S. treasury obligations (cost $22,428,903)

COLLATERALIZED MORTGAGE OBLIGATIONS (32.5%)(a)

	Principal amount	Value

Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	$1,151,000	$1,086,682
CS First Boston Mortgage Securities Corp. Ser. 05-C4,
Class A5, 5.104s, 2038	840,000	811,549
Fannie Mae
FRB Ser. 05-45, Class FG, 22.306s, 2035	120,294	131,452
Ser. 03-W6, Class PT1, 9.574s, 2042	438,819	466,349

IFB Ser. 03-130, Class SJ, 8.727s, 2034	86,802	86,637
Ser. 06-20, Class IP, Interest Only (IO), 8s, 2030	120,000	24,628
Ser. 05-W3, Class 1A, 7 1/2s, 2045	620,867	649,433
Ser. 04-W8, Class 3A, 7 1/2s, 2044	992,132	1,036,136
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	245,765	256,459
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	723,085	754,184
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	118,861	124,027
Ser. 03-W4, Class 4A, 7 1/2s, 2042	172,520	179,224
Ser. 02-T18, Class A4, 7 1/2s, 2042	152,308	158,592
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	890,268	927,024
Ser. 02-T16, Class A3, 7 1/2s, 2042	557,501	580,381
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	844,949	879,946
Ser. 02-W4, Class A5, 7 1/2s, 2042	911,561	948,054
Ser. 02-W1, Class 2A, 7 1/2s, 2042	22,566	23,381
Ser. 02-14, Class A2, 7 1/2s, 2042	80,772	83,961
Ser. 01-T10, Class A2, 7 1/2s, 2041	550,893	571,714
Ser. 02-T4, Class A3, 7 1/2s, 2041	161,760	167,915
Ser. 02-T6, Class A2, 7 1/2s, 2041	349,682	362,522
Ser. 01-T12, Class A2, 7 1/2s, 2041	221,895	230,287
Ser. 01-T8, Class A1, 7 1/2s, 2041	140,120	145,204
Ser. 01-T7, Class A1, 7 1/2s, 2041	368,540	381,664
Ser. 01-T3, Class A1, 7 1/2s, 2040	994	1,030
Ser. 99-T2, Class A1, 7 1/2s, 2039	84,231	87,820
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	304,710	316,665
Ser. 02-T1, Class A3, 7 1/2s, 2031	651,998	677,259
Ser. 00-T6, Class A1, 7 1/2s, 2030	303,556	314,366
Ser. 02-W7, Class A5, 7 1/2s, 2029	76,936	80,066
Ser. 02-W3, Class A5, 7 1/2s, 2028	320,995	333,668
IFB Ser. 06-27, Class SP, 7.443s, 2036	201,000	198,698
IFB Ser. 05-74, Class CP, 7.084s, 2035	344,019	342,441
IFB Ser. 05-76, Class SA, 7.084s, 2034	243,892	239,545
Ser. 02-26, Class A1, 7s, 2048	390,933	401,731
Ser. 04-W12, Class 1A3, 7s, 2044	229,184	236,418
Ser. 04-T3, Class 1A3, 7s, 2044	461,011	475,325
Ser. 04-T2, Class 1A3, 7s, 2043	156,804	161,685
Ser. 03-W8, Class 2A, 7s, 2042	1,520,262	1,565,505
Ser. 03-W3, Class 1A2, 7s, 2042	150,595	154,980
Ser. 02-T16, Class A2, 7s, 2042	1,078,078	1,109,219
Ser. 02-T19, Class A2, 7s, 2042	715,857	736,830
Ser. 02-14, Class A1, 7s, 2042	577,860	593,404
Ser. 01-T10, Class A1, 7s, 2041	299,077	307,021
Ser. 02-T4, Class A2, 7s, 2041	704,696	723,664
Ser. 01-W3, Class A, 7s, 2041	133,242	136,727
Ser. 04-W1, Class 2A2, 7s, 2033	1,122,586	1,157,106
IFB Ser. 06-8, Class HP, 6.9s, 2036	263,371	258,337
IFB Ser. 06-8, Class WK, 6.9s, 2036	390,882	381,509
IFB Ser. 05-106, Class US, 6.9s, 2035	416,105	413,881
IFB Ser. 05-99, Class SA, 6.9s, 2035	203,658	199,577
IFB Ser. 05-74, Class CS, 6.77s, 2035	392,631	387,298
IFB Ser. 05-74, Class DM, 6.717s, 2035	400,534	391,251
IFB Ser. 05-114, Class SP, 6.33s, 2036	114,035	107,834
Ser. 350, Class 2, IO, 5 1/2s, 2034	2,037,017	495,153
Ser. 329, Class 2, IO, 5 1/2s, 2033	4,203,598	1,027,253
IFB Ser. 05-83, Class QP, 4.867s, 2034	129,866	117,815
IFB Ser. 05-93, Class AS, 4.83s, 2034	97,968	87,104
IFB Ser. 05-57, Class MN, 4.598s, 2035	293,652	276,993
IFB Ser. 05-56, Class TP, 3.696s, 2033	91,774	80,684
IFB Ser. 03-66, Class SA, IO, 2.832s, 2033	416,481	28,958
IFB Ser. 03-48, Class S, IO, 2.732s, 2033	179,313	12,441
IFB Ser. 05-113, Class DI, IO, 2.412s, 2036	5,539,702	326,968
IFB Ser. 04-51, Class S0, IO, 2.232s, 2034	102,718	5,136
IFB Ser. 05-65, Class KI, IO, 2.182s, 2035	6,946,558	389,972
IFB Ser. 06-20, Class BI, IO, 2.01s, 2036	3,793,000	172,354
IFB Ser. 05-90, Class SP, IO, 1.932s, 2035	628,991	38,809
IFB Ser. 06-20, Class PI, IO, 1.93s, 2030	950,000	36,728
IFB Ser. 05-82, Class SW, IO, 1.912s, 2035	1,562,010	69,070
IFB Ser. 05-82, Class SY, IO, 1.912s, 2035	1,987,580	87,888
IFB Ser. 05-45, Class EW, IO, 1.902s, 2035	4,998,451	243,561
IFB Ser. 05-47, Class SW, IO, 1.902s, 2035	1,027,895	44,448
IFB Ser. 05-105, Class S, IO, 1.882s, 2035	294,588	14,545
IFB Ser. 05-95, Class CI, IO, 1.882s, 2035	436,908	23,932
IFB Ser. 05-84, Class SG, IO, 1.882s, 2035	766,333	46,788
IFB Ser. 05-87, Class SG, IO, 1.882s, 2035	982,426	49,428
IFB Ser. 05-89, Class S, IO, 1.882s, 2035	2,807,174	122,704
IFB Ser. 05-69, Class AS, IO, 1.882s, 2035	202,554	10,729
IFB Ser. 05-104, Class NI, IO, 1.882s, 2035	127,339	8,227
IFB Ser. 04-92, Class S, IO, 1.882s, 2034	621,195	32,128
IFB Ser. 05-104, Class SI, IO, 1.882s, 2033	969,262	56,031
IFB Ser. 05-83, Class QI, IO, 1.872s, 2035	107,075	6,987
IFB Ser. 05-92, Class SC, IO, 1.862s, 2035	1,030,368	56,351
IFB Ser. 05-83, Class SL, IO, 1.852s, 2035	2,045,902	103,627
IFB Ser. 06-8, Class NS, IO, 1.812s, 2036	1,206,327	66,136
IFB Ser. 03-124, Class ST, IO, 1.682s, 2034	294,556	11,505
IFB Ser. 03-112, Class SA, IO, 1.682s, 2028	390,312	12,511
IFB Ser. 05-67, Class BS, IO, 1.332s, 2035	527,734	20,697
IFB Ser. 05-73, Class ST, IO, 1.312s, 2035	239,023	8,160
IFB Ser. 05-74, Class SE, IO, 1.282s, 2035	2,429,918	75,350
IFB Ser. 05-82, Class SI, IO, 1.282s, 2035	1,722,210	50,994
IFB Ser. 05-74, Class NI, IO, 1.262s, 2035	1,821,309	77,353
IFB Ser. 05-87, Class SE, IO, 1.232s, 2035	3,940,166	130,518
Ser. 03-W10, Class 1A, IO, 1.195s, 2043	11,092,653	166,989

IFB Ser. 04-54, Class SW, IO, 1.182s, 2033	237,272	6,087
Ser. 03-W10, Class 3A, IO, 1.178s, 2043	13,372,206	222,307
Ser. 03-T2, Class 2, IO, 0.854s, 2042	6,701,080	121,261
Ser. 03-W6, Class 51, IO, 0.682s, 2042	2,028,630	22,315
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	851,291	670,827
Ser. 363, Class 1, PO, zero %, 2035	3,456,351	2,456,944
Ser. 361, Class 1, PO, zero %, 2035	1,253,303	958,807
Ser. 05-65, Class KO, PO, zero %, 2035	208,382	166,466
Ser. 04-38, Class AO, PO, zero %, 2034	241,420	170,842
Ser. 342, Class 1, PO, zero %, 2033	189,172	144,256
Ser. 02-82, Class TO, PO, zero %, 2032	490,840	373,573
Ser. 04-61, Class CO, PO, zero %, 2031	444,000	332,584
FRB Ser. 05-79, Class FE, zero %, 2035	108,558	119,584
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	956,663	999,915
Ser. T-58, Class 4A, 7 1/2s, 2043	1,540,159	1,601,930
Ser. T-42, Class A5, 7 1/2s, 2042	220,016	228,590
Ser. T-41, Class 3A, 7 1/2s, 2032	58,936	61,171
Ser. T-60, Class 1A2, 7s, 2044	297,464	306,540
Ser. T-59, Class 1A2, 7s, 2043	657,467	678,423
Ser. T-55, Class 1A2, 7s, 2043	390,249	399,937
Freddie Mac
IFB Ser. 2963, Class SV, 9.605s, 2034	100,000	102,488
IFB Ser. 3081, Class DC, 7.791s, 2035	159,627	154,458
Ser. 3114, Class BL, IO, 7 1/2s, 2030	97,641	18,623
IFB Ser. 3114, Class GK, 7.405s, 2036	101,584	98,714
IFB Ser. 2979, Class AS, 6.861s, 2034	94,826	91,536
IFB Ser. 2996, Class SA, 6.741s, 2035	140,231	130,064
IFB Ser. 3072, Class SA, 6.715s, 2035	97,986	90,576
IFB Ser. 3072, Class SM, 6.385s, 2035	98,721	89,906
IFB Ser. 3072, Class SB, 6.238s, 2035	98,721	89,370
IFB Ser. 3065, Class DC, 5.614s, 2035	244,949	221,259
IFB Ser. 3050, Class SA, 5.003s, 2034	170,197	151,248
IFB Ser. 3031, Class BS, 4.853s, 2035	344,645	310,698
IFB Ser. 3012, Class GP, 4.583s, 2035	191,600	179,215
IFB Ser. 2594, Class SE, IO, 2.301s, 2030	504,093	25,205
IFB Ser. 2828, Class TI, IO, 2.301s, 2030	240,984	15,589
IFB Ser. 3033, Class SF, IO, 2.051s, 2035	365,529	15,192
IFB Ser. 3028, Class ES, IO, 2.001s, 2035	1,166,581	79,473
IFB Ser. 3042, Class SP, IO, 2.001s, 2035	259,608	16,952
IFB Ser. 3045, Class DI, IO, 1.981s, 2035	6,380,471	291,589
IFB Ser. 2981, Class AS, IO, 1.971s, 2035	666,307	28,525
IFB Ser. 2981, Class BS, IO, 1.971s, 2035	346,228	15,255
IFB Ser. 2981, Class CS, IO, 1.971s, 2035	456,305	20,105
IFB Ser. 3054, Class CS, IO, 1.951s, 2035	271,489	12,556
IFB Ser. 3107, Class DC, IO, 1.951s, 2035	572,080	41,744
IFB Ser. 3066, Class SI, IO, 1.951s, 2035	1,577,973	105,294
IFB Ser. 3031, Class BI, IO, 1.941s, 2035	232,787	14,759
IFB Ser. 3067, Class SI, IO, 1.901s, 2035	914,764	62,808
IFB Ser. 3114, Class TS, IO, 1.901s, 2030	1,865,104	77,039
IFB Ser. 3114, Class BI, IO, 1.901s, 2030	735,203	28,350
IFB Ser. 3065, Class DI, IO, 1.871s, 2035	178,078	10,556
IFB Ser. 3114, Class GI, IO, 1.851s, 2036	253,026	15,770
IFB Ser. 3081, Class DI, IO, 1.731s, 2035	219,356	12,269
IFB Ser. 3012, Class UI, IO, 1.671s, 2035	459,370	21,051
IFB Ser. 3016, Class SP, IO, 1.361s, 2035	234,769	7,153
IFB Ser. 3016, Class SQ, IO, 1.361s, 2035	539,490	16,692
IFB Ser. 2937, Class SY, IO, 1.351s, 2035	238,162	6,371
IFB Ser. 3012, Class IG, IO, 1.331s, 2035	1,681,495	67,318
IFB Ser. 2957, Class SW, IO, 1.251s, 2035	1,350,311	39,243
IFB Ser. 2815, Class S, IO, 1.251s, 2032	550,172	15,810
Ser. 236, PO, zero %, 2036	204,000	153,196
Ser. 3045, Class DO, PO, zero %, 2035	487,883	370,288
Ser. 231, PO, zero %, 2035	6,529,380	4,714,704
Ser. 228, PO, zero %, 2035	857,766	648,584
FRB Ser. 3022, Class TC, zero %, 2035	71,234	83,522
FRB Ser. 2958, Class FL, zero %, 2035	132,065	127,617
FRB Ser. 3046, Class WF, zero %, 2035	84,335	83,403
FRB Ser. 3024, Class CW, zero %, 2034	64,871	65,243
FRB Ser. 3046, Class UF, zero %, 2033	137,428	138,419
FRB Ser. 3030, Class CF, zero %, 2035	120,307	139,876
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	593,000	565,136
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 5.059s, 2035	123,965	112,341
IFB Ser. 05-84, Class SL, 4.997s, 2035	617,742	548,130
IFB Ser. 05-66, Class SP, 4.997s, 2035	287,142	255,516
IFB Ser. 05-68, Class DP, 4.986s, 2035	937,387	861,263
IFB Ser. 05-7, Class NP, 4.136s, 2033	99,063	91,669
IFB Ser. 06-10, Class SM, IO, 1.62s, 2036	1,296,000	51,435
IFB Ser. 05-65, Class SI, IO, 1.574s, 2035	2,343,743	93,099
IFB Ser. 06-14, Class S, IO, 1.56s, 2036	555,000	19,512
IFB Ser. 05-68, Class KI, IO, 1.524s, 2035	6,194,000	355,256
IFB Ser. 05-68, Class SI, IO, 1.524s, 2035	4,044,465	178,327
IFB Ser. 05-51, Class SJ, IO, 1.424s, 2035	1,214,600	45,547
IFB Ser. 05-68, Class S, IO, 1.424s, 2035	2,399,464	95,622
IFB Ser. 05-60, Class SJ, IO, 1.004s, 2034	1,960,740	54,528
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	405,000	399,970

Ser. 05-GG4, Class A4B, 4.732s, 2039		307,000	287,471
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044		434,000	430,203
Ser. 05-CB11, Class A4, 5.335s, 2037		608,000	615,600
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040		384,000	373,644
Ser. 04-C7, Class A6, 4.786s, 2029		163,000	154,404
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042		373,000	356,827
Ser. 04-HQ4, Class A7, 4.97s, 2040		193,000	184,510
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045		797,000	786,336
Ser. 04-C15, Class A4, 4.803s, 2041		288,000	272,190

			$54,797,860
Total collateralized mortgage obligations (cost $57,118,997)

ASSET-BACKED SECURITIES (2.6%)(a)

		Principal amount	Value

Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.553s, 2034		$1,492,120	$4,896
Ser. 05-E, Class 2, IO, 0.306s, 2035		3,343,000	22,461
Countrywide Home Loans Ser. 06-0A5, Class X, IO, zero
%, 2046		1,293,000	64,650
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		366,020	381,122
Ser. 05-RP3, Class 1A3, 8s, 2035		429,063	451,601
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		137,201	145,800
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		319,020	7,178
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		879,536	2,639
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.433s, 2035		712,337	707,718
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		4,729,000	67,241
Ser. 05-AR12, Class 2A5, 4.32s, 2035		2,092,000	2,005,597
Ser. 05-AR9, Class 1A2, 4.352s, 2035		469,283	456,677

			$4,317,580
Total asset-backed securities (cost $4,427,832)

SHORT-TERM INVESTMENTS (23.0%)(a)

		Principal amount	Value

Interest in $564,000,000 joint tri party repurchase
agreement dated March 31, 2006 with Bank of America
Securites, LLC due April 3, 2006 with respect to
various U.S. Government obligations -- maturity value
of $28,411,407 for an effective yield of 4.82%
(collateralized by Fannie Mae with a yield of 5.00%
due March 1, 2035 valued at $575,280,000)		$28,400,000	$28,400,000
U.S. Treasury Bills for an effective yield of 4.31%,
April 13, 2006 (SEG)		362,000	361,484
U.S. Treasury Bills for an effective yield of 4.32%,
April 13, 2006 (SEG)		23,000	22,968
U.S. Treasury Bills for an effective yield of 4.37%,
April 13, 2006 (SEG)		35,000	34,949
Federal Home Loan Bank, 4.51%, April 7,2006		10,000,000	9,992,517

			$38,811,918
Total short-term investments (cost $38,811,918)

PURCHASE OPTIONS OUTSTANDING (0.9%)(a)

	Expiration date/	Contract Amount	Value
	strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07/$5.28	7,841,000	$224,722
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07/$5.28	7,841,000	144,378
Option on an interest rate swap with Lehman Brothers for the right to receive a fixed rate swap of 5.19% semi-annually versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07/$5.19	18,099,000	419,662
Option on an interest rate swap with Lehman Brothers for the obligation to pay a fixed rate swap of 5.19% semi-annually versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07/$5.19	18,099,000	748,864

			$1,537,626
Total PURCHASE OPTIONS OUTSTANDING (cost $1,774,606)

TOTAL INVESTMENTS

			$201,834,988
Total investments (cost $204,392,527) (b)

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Short)	382	$90,529,225	Mar-07	$370,269
Euro 90 day (Long)	382	90,471,925	Sep-06	(182,689)
Euro 90 day (Long)	2	473,975	Jun-06	(183)
U.S. Treasury Note 10 yr (Long)	826	87,878,656	Jun-06	(1,098,607)
U.S. Treasury Note 5 yr (Short)	773	80,730,188	Jun-06	432,813
U.S. Treasury Note 2 yr (Short)	272	55,449,750	Jun-06	29,459
U.S. Treasury Bond 20 yr (Long)	19	2,073,969	Jun-06	(24,994)

Total				$(473,932)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $1,659,593) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive
a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	7,330,000	Jul 07/$4.55	$47,441
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% semi-annually versus the three month USD-
LIBOR-BBA maturing February 1, 2017.	16,667,000	Jan 07/$5.085	604,579
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the right to receive a fixed rate swap of 5.085% semi-annually versus the three month USD-
LIBOR-BBA maturing February 1, 2017.	16,667,000	Jan 07/$5.085	196,088
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar 08/$5.225	129,035
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar 08/$5.225	79,508
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	7,330,000	Jul 07/$4.55	512,712

Total			$1,569,363

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $13,443,758) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, May 1, 2036	$100,000	05/11/06	$97,500
FNMA, 5 1/2s, April 1, 2036	12,300,000	04/12/06	12,004,031
FNMA, 5 1/2s, March 1, 2036	600,000	04/12/06	585,727
FNMA, 5s, April 1, 2036	400,000	04/12/06	380,750
FNMA, 4 1/2s, May 1, 2036	100,000	05/11/06	92,176
FNMA, 5s, May 1, 2036	200,000	05/11/06	190,234

Total			$13,350,418

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (unaudited)
			Fixed payments	Unrealized
Swap counterparty /	Termination	Payments made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	421,138
26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	923,927
9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	176,274
160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(10,076)
Citibank, N.A.
41,900,000	4/4/09	3 month USD-LIBOR-BBA	5.264%	--
Credit Suisse First Boston International
2,529,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	(24,249)
Credit Suisse International
362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(5,090)
JPMorgan Chase Bank, N.A.
7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	230,851
996,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(51,242)
8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	177,989
Lehman Brothers Special Financing, Inc.
17,189,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	252,706
1,152,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	13,338
19,434,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(645,382)
1,581,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	45,707
2,731,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	102,384
12,900,000	6/29/07	3.9334%	3 month USD-LIBOR-BBA	84,254
2,300,000	6/29/15	4.3059%	3 month USD-LIBOR-BBA	154,030
36,700,000	2/4/10	3 month USD-LIBOR-BBA	4.089%	(1,540,957)
31,000,000	10/11/10	4.687%	3 month USD-LIBOR-BBA	379,449

Total				$685,051

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (unaudited)
Fixed payments
Swap counterparty /	Termination	received (paid) by	Total return received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	depreciation

Lehman Brothers Finance, S.A.
49,433,000	4/1/06	(6 month USD-LIBOR-BBA minus 10 bp)	Lehman Brothers U.S. Hybrid	$ (654,086)
ARM Index

NOTES

(a) Percentages indicated are based on net assets of $168,826,356.

(b) The aggregate identified cost on a tax basis is $204,713,486, resulting in gross unrealized appreciation and depreciation of $1,193,278 and $4,071,776, respectively, or net unrealized depreciation of $2,878,498.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

At March 31,2006, liquid assets totaling $18,861,787 have been designated as collateral for open forward commitments.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.4%)(a)

	Shares	Value

Aerospace and Defense (0.1%)
AAR Corp. (NON)	734	$20,904
Triumph Group, Inc. (NON)	261	11,552
		32,456

Airlines (1.4%)
Alaska Air Group, Inc. (NON)	1,670	59,202
ExpressJet Holdings, Inc. (NON)	7,835	58,292
JetBlue Airways Corp. (NON)	59,440	637,197
World Air Holdings, Inc. (NON)	647	6,354
		761,045

Automotive (1.0%)
BorgWarner, Inc.	3,651	219,206
Tenneco Automotive, Inc. (NON)	12,441	269,845
TRW Automotive Holdings Corp. (NON)	2,700	62,910
Visteon Corp. (NON)	1,451	6,675
		558,636

Banking (8.4%)
Anchor BanCorp Wisconsin, Inc.	671	20,338
Bank of America Corp.	32,680	1,488,247
Center Financial Corp.	176	4,264
City Holding Co.	438	16,114
Commerce Bancorp, Inc.	35,470	1,299,976
Corus Bankshares, Inc.	2,725	161,974
First Regional Bancorp (NON)	46	4,100
FirstFed Financial Corp. (NON) (S)	6,538	391,038
Independent Bank Corp.	541	15,391
Lakeland Financial Corp.	100	4,675
Provident Financial Holdings, Inc.	153	4,988
R&G Financial Corp. Class B (Puerto Rico)	5,857	74,150
Republic Bancorp, Inc. Class A	150	3,051
Southwest Bancorp, Inc.	304	6,761
Taylor Capital Group, Inc.	89	3,488
U.S. Bancorp	33,350	1,017,175
		4,515,730

Biotechnology (1.2%)
Albany Molecular Research, Inc. (NON)	2,249	22,850
Amgen, Inc. (NON)	4,610	335,378
Applera Corp.-Applied Biosystems Group	6,160	167,182
Arqule, Inc. (NON)	841	4,827
Connetics Corp. (NON)	800	13,544
Diversa Corp. (NON)	1,353	12,326
Incyte Pharmaceuticals, Inc. (NON)	1,087	6,544
Regeneron Pharmaceuticals, Inc. (NON)	2,707	45,017
Savient Pharmaceuticals, Inc. (NON)	5,110	27,236
		634,904

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	5,020	40,913

Building Materials (0.8%)
Sherwin Williams Co.	7,500	370,800
Tyler Technologies, Inc. (NON)	2,193	24,123
Universal Forest Products, Inc.	573	36,380
		431,303

Chemicals (0.6%)
Georgia Gulf Corp.	9,925	257,951
NewMarket Corp.	1,240	59,012
		316,963

Commercial and Consumer Services (1.3%)
Administaff, Inc.	1,650	89,694
Arbitron, Inc.	2,918	98,687
Catalina Marketing Corp.	7,123	164,541
Consolidated Graphics, Inc. (NON)	904	47,116
Escala Group, Inc. (NON) (S)	475	12,440
HUB Group, Inc. Class A (NON)	757	34,504
iPayment, Inc. (NON)	840	35,994
John H. Harland Co.	3,051	119,904

Spherion Corp. (NON)	1,000	10,400
Startek, Inc.	1,401	33,008
TeleTech Holdings, Inc. (NON)	2,851	31,675
Unifirst Corp.	773	25,679
		703,642

Communications Equipment (0.2%)
ADTRAN, Inc.	3,900	102,102
Tekelec (NON)	1,596	22,073
		124,175

Computers (7.6%)
Agilysys, Inc.	638	9,608
Apple Computer, Inc. (NON)	12,520	785,254
Brocade Communications Systems, Inc. (NON)	61,675	411,989
Catapult Communications Corp. (NON)	855	11,372
Checkpoint Systems, Inc. (NON)	1,504	40,428
Cisco Systems, Inc. (NON)	39,340	852,498
Dell, Inc. (NON)	45,110	1,342,474
EMC Corp. (NON)	21,350	291,001
Emulex Corp. (NON)	18,754	320,506
Magma Design Automation, Inc. (NON)	1,101	9,524
Netgear, Inc. (NON)	212	4,030
		4,078,684

Construction (--%)
Huttig Building Products, Inc. (NON)	689	6,415

Consumer Cyclicals (--%)
Hooker Furniture Corp.	815	15,404

Consumer Finance (6.8%)
Accredited Home Lenders Holding Co. (NON) (S)	3,331	170,481
Asta Funding, Inc. (S)	1,121	37,284
Capital One Financial Corp.	20,730	1,669,180
CompuCredit Corp. (NON)	3,643	134,099
Countrywide Financial Corp.	43,800	1,607,460
World Acceptance Corp. (NON)	861	23,591
		3,642,095

Consumer Goods (1.0%)
Blyth Industries, Inc.	1,650	34,683
Chattem, Inc. (NON)	4,176	157,226
Darling International, Inc. (NON)	1,549	7,249
Yankee Candle Co., Inc. (The)	11,384	311,580
		510,738

Consumer Services (0.3%)
Alderwoods Group, Inc. (Canada) (NON)	2,261	40,472
Labor Ready, Inc. (NON)	4,221	101,093
		141,565

Electric Utilities (0.1%)
Alliant Energy Corp.	219	6,892
Black Hills Corp.	1,670	56,780
Puget Energy, Inc.	161	3,410
		67,082

Electronics (1.0%)
Greatbatch, Inc. (NON)	830	18,185
IXYS Corp. (NON)	1,793	16,531
Methode Electronics, Inc. Class A	1,427	15,540
Omnivision Technologies, Inc. (NON) (S)	8,045	242,959
Portalplayer, Inc. (NON) (S)	5,164	114,796
QLogic Corp. (NON)	1,420	27,477
Stoneridge, Inc. (NON)	865	4,706
TriQuint Semiconductor, Inc. (NON)	8,800	43,296
TTM Technologies, Inc. (NON)	2,713	39,311
Varian, Inc. (NON)	600	24,708
		547,509

Energy (0.4%)
Atwood Oceanics, Inc. (NON)	219	22,121
Parker Drilling Co. (NON)	19,841	183,926
		206,047

Engineering & Construction (--%)
Noble International, Ltd.	693	11,732

Financial (5.3%)

American Express Co.	6,170	324,234
Asset Acceptance Capital Corp. (NON)	622	12,110
Citigroup, Inc.	20,790	981,912
Freddie Mac	14,780	901,580
Radian Group, Inc.	4,907	295,647
S&P 500 Index Depositary Receipts (SPDR Trust Series
1) (S)	2,540	329,768
Student Loan Corp.	5	1,165
		2,846,416

Food (--%)
American Italian Pasta Co. Class A (S)	940	5,884

Forest Products and Packaging (0.6%)
Albany International Corp.	4,856	184,965
CSS Industries, Inc.	285	9,331
Graphic Packaging Corp. (NON)	1,002	2,074
Louisiana-Pacific Corp.	4,175	113,560
		309,930

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	720	15,674

Health Care Services (4.0%)
American Dental Partners, Inc. (NON)	265	3,578
AMICAS, Inc. (NON)	2,496	11,781
AMN Healthcare Services, Inc. (NON)	1,783	33,378
HCA, Inc.	13,980	640,144
Manor Care, Inc.	9,736	431,792
Odyssey Healthcare, Inc. (NON)	1,077	18,535
Quest Diagnostics, Inc.	6,530	334,989
UnitedHealth Group, Inc.	12,370	690,988
		2,165,185

Homebuilding (2.1%)
NVR, Inc. (NON)	1,510	1,115,815

Household Furniture and Appliances (--%)
Select Comfort Corp. (NON)	433	17,125

Insurance (4.8%)
Affirmative Insurance Holdings, Inc.	427	5,641
American Equity Investment Life Holding Co.	3,780	54,205
American Physicians Capital, Inc. (NON)	498	23,904
AmerUs Group Co.	6,480	390,355
CNA Surety Corp. (NON)	689	11,527
Commerce Group, Inc.	1,264	66,790
Delphi Financial Group Class A	1,209	62,421
Direct General Corp. (S)	631	10,733
Everest Re Group, Ltd. (Barbados)	9,290	867,407
FPIC Insurance Group, Inc. (NON)	167	6,313
HCC Insurance Holdings, Inc.	11,277	392,440
Infinity Property & Casualty Corp.	892	37,232
IPC Holdings, Ltd. (Bermuda)	37	1,038
Midland Co. (The)	267	9,340
National Interstate Corp.	231	5,024
Presidential Life Corp.	777	19,744
Stancorp Financial Group	1,566	84,736
Triad Guaranty, Inc. (NON)	300	14,070
W.R. Berkley Corp.	7,147	414,955
Zenith National Insurance Corp.	1,948	93,757
		2,571,632

Investment Banking/Brokerage (2.2%)
Bear Stearns Cos., Inc. (The)	4,060	563,122
Eaton Vance Corp. (S)	3,425	93,777
IndyMac Bancorp, Inc.	1,640	67,125
Janus Capital Group, Inc.	20,400	472,668
		1,196,692

Leisure (1.3%)
Arctic Cat, Inc.	1,163	27,982
Harley-Davidson, Inc.	12,900	669,252
Marine Products Corp.	332	3,649
		700,883

Lodging/Tourism (3.3%)
Las Vegas Sands Corp. (NON) (S)	15,960	904,294
MeriStar Hospitality Corp. (NON)(R)	5,721	59,384
MTR Gaming Group, Inc. (NON)	1,294	13,328
Royal Caribbean Cruises, Ltd.	18,610	781,992
		1,758,998

Machinery (3.1%)
Applied Industrial Technologies, Inc.	784	34,966
Cascade Corp.	740	39,109
Caterpillar, Inc.	14,790	1,062,070
Terex Corp. (NON) (S)	6,494	514,585
		1,650,730

Manufacturing (0.4%)
Blount International, Inc. (NON)	695	11,196
Teleflex, Inc.	2,490	178,359
		189,555

Media (--%)
MasTec, Inc. (NON)	1,000	14,170

Medical Technology (2.0%)
Analogic Corp.	784	51,901
Bausch & Lomb, Inc.	570	36,309
Boston Scientific Corp. (NON) (S)	26,610	613,361
Candela Corp. (NON)	367	7,927
Charles River Laboratories International, Inc. (NON)	60	2,941
Epix Pharmaceuticals, Inc. (NON)	1,560	5,460
Immucor, Inc. (NON)	1,830	52,503
Medical Action Industries, Inc. (NON)	212	5,086
Mentor Corp.	2,099	95,106
Respironics, Inc. (NON)	5,679	220,970
		1,091,564

Metal Fabricators (0.1%)
Brush Engineered Materials, Inc. (NON)	1,625	32,094
Mueller Industries, Inc.	500	17,845
		49,939

Metals (2.8%)
A.M. Castle & Co.	1,056	31,152
AK Steel Holding Corp. (NON)	22,592	338,880
NS Group, Inc. (NON)	112	5,155
Shiloh Industries, Inc. (NON)	288	5,544
Steel Dynamics, Inc.	10,664	604,969
United States Steel Corp. (S)	8,500	515,780
		1,501,480

Miscellaneous (0.5%)
iShares Russell 2000 Index Fund (S)	1,899	144,324
iShares Russell 2000 Value Index Fund	309	41,221
iShares Russell Midcap Growth Index Fund	268	27,162
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	345	49,973
		262,680

Natural Gas Utilities (0.1%)
Energen Corp.	75	2,625
Transmontaigne, Inc. (NON)	2,541	24,927
		27,552

Office Equipment & Supplies (0.1%)
Kimball International, Inc. Class B	611	9,189
Steelcase, Inc.	2,641	47,538
Systemax, Inc. (NON)	944	6,816
		63,543

Oil & Gas (5.4%)
Amerada Hess Corp.	5,540	788,896
Cabot Oil & Gas Corp. Class A	199	9,538
Callon Petroleum Co. (NON)	1,115	23,437
EOG Resources, Inc.	7,090	510,480
Giant Industries, Inc. (NON)	4,362	303,333
Harvest Natural Resources, Inc. (NON)	670	6,512
Occidental Petroleum Corp.	12,630	1,170,170
Petroleum Development Corp. (NON)	882	40,008
St. Mary Land & Exploration Co.	480	19,598
		2,871,972

Pharmaceuticals (3.4%)
Alpharma, Inc. Class A	2,630	70,537
Endo Pharmaceuticals Holdings, Inc. (NON)	1,720	56,433
Enzon, Inc. (NON)	1,486	12,037
Johnson & Johnson	21,360	1,264,939
King Pharmaceuticals, Inc. (NON)	4,925	84,956

Medicis Pharmaceutical Corp. Class A	2,050	66,830
Watson Pharmaceuticals, Inc. (NON)	8,913	256,160
		1,811,892

Power Producers (1.1%)
AES Corp. (The) (NON)	34,250	584,305

Publishing (0.1%)
Hollinger International, Inc.	2,699	22,618

Real Estate (2.8%)
CBL & Associates Properties (R)	8,652	367,277
Cedar Shopping Centers, Inc. (R)	1,372	21,732
CentraCore Properties Trust (R)	590	14,780
Commercial Net Lease Realty (R)	2,472	57,598
Digital Realty Trust, Inc. (R)	2,000	56,340
Equity Inns, Inc. (R)	12,416	201,139
FelCor Lodging Trust, Inc. (R)	4,800	101,280
Hospitality Properties Trust (R)	1,382	60,352
Innkeepers USA Trust (R)	2,680	45,426
LTC Properties, Inc. (R)	1,701	39,565
Mills Corp. (R)	1,978	55,384
National Health Investors, Inc. (R)	4,238	107,645
Nationwide Health Properties, Inc. (R) (S)	3,905	83,958
Newcastle Investment Corp. (R)	1,468	35,115
Novastar Financial, Inc. (R) (S)	780	26,083
Omega Healthcare Investors, Inc. (R)	3,207	44,962
RAIT Investment Trust (R)	4,457	125,866
Senior Housing Properties Trust (R)	2,490	45,069
		1,489,571

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	3,500	15,820

Restaurants (0.4%)
Denny's Corp. (NON)	3,975	18,921
Domino's Pizza, Inc.	6,247	178,352
Luby's, Inc. (NON)	1,156	14,438
		211,711

Retail (7.3%)
Blair Corp.	83	3,437
Borders Group, Inc.	4,009	101,187
Buckle, Inc. (The)	862	35,299
Cato Corp. (The) Class A	7,096	169,311
CSK Auto Corp. (NON)	1,065	14,772
Genesco, Inc. (NON)	372	14,467
Home Depot, Inc. (The)	29,510	1,248,273
Ingles Markets, Inc. Class A	337	6,005
Nash Finch Co. (S)	2,893	86,501
Nu Skin Enterprises, Inc. Class A	4,436	77,763
Payless ShoeSource, Inc. (NON)	6,107	139,789
Rent-A-Center, Inc. (NON)	10,753	275,169
Staples, Inc.	32,800	837,056
Supervalu, Inc.	12,285	378,624
Timberland Co. (The) Class A (NON)	10,937	374,374
Too, Inc. (NON)	4,273	146,778
Trans World Entertainment Corp. (NON)	1,387	7,726
Wilsons The Leather Experts, Inc. (NON)	603	2,352
		3,918,883

Schools (0.9%)
Career Education Corp. (NON)	9,991	376,960
Education Management Corp. (NON)	2,607	108,451
		485,411

Semiconductor (0.3%)
Advanced Energy Industries, Inc. (NON)	683	9,651
Lam Research Corp. (NON)	2,896	124,528
Sigmatel, Inc. (NON) (S)	1,275	11,144
		145,323

Shipping (0.1%)
ABX Air, Inc. (NON)	1,699	11,570
Arkansas Best Corp.	1,117	43,697
Maritrans, Inc.	619	15,122
		70,389

Software (3.7%)
Ansoft Corp. (NON)	382	15,926
BMC Software, Inc. (NON)	21,079	456,571
Citrix Systems, Inc. (NON)	13,737	520,632

EPIQ Systems, Inc. (NON)	1,103	20,957
Hyperion Solutions Corp. (NON)	6,227	203,000
MicroStrategy, Inc. (NON)	2,102	221,320
Oracle Corp. (NON)	34,720	475,317
SonicWall, Inc. (NON)	2,716	19,256
SPSS, Inc. (NON)	788	24,948
Websense, Inc. (NON)	1,380	38,060
		1,995,987

Technology Services (5.2%)
Acxiom Corp.	8,441	218,115
Digitas, Inc. (NON)	2,450	35,280
eBay, Inc. (NON)	23,530	919,082
Google, Inc. Class A (NON)	1,850	721,500
MTS Systems Corp.	479	20,037
United Online, Inc.	16,346	210,210
Yahoo!, Inc. (NON)	21,270	686,170
		2,810,394

Telecommunications (1.4%)
CenturyTel, Inc.	7,041	275,437
Commonwealth Telephone Enterprises, Inc.	785	27,043
Earthlink, Inc. (NON)	30,455	290,845
Intrado, Inc. (NON)	1,350	35,073
Premiere Global Services, Inc. (NON)	15,145	121,917
Talk America Holdings, Inc. (NON)	2,113	18,024
		768,339

Textiles (1.1%)
Columbia Sportswear Co. (NON)	3,501	186,708
DHB Industries, Inc. (NON)	7,251	34,660
Tommy Hilfiger Corp. (Hong Kong) (NON)	5,820	95,855
Wolverine World Wide, Inc.	11,524	255,026
		572,249

Toys (0.4%)
Hasbro, Inc.	8,211	173,252
Jakks Pacific, Inc. (NON)	1,817	48,587
		221,839

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	7,928	448,566

Total common stocks (cost $47,141,304)		$53,347,754

SHORT-TERM INVESTMENTS (0.8%)(a) (cost $2,789,943)
	Principal amount/
	shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006 (d)	$2,352,914	$2,347,946
Putnam Prime Money Market Fund (e)	441,997	441,997

TOTAL INVESTMENTS

Total investments (cost $49,931,247) (b)		$56,137,697

Notes

(a) Percentages indicated are based on net assets of $53,684,405.

(b) The aggregate identified cost on a tax basis is $49,989,358, resulting in gross unrealized appreciation and depreciation of $7,741,143 and $1,592,804, respectively, or net unrealized appreciation of $6,148,339.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006 the value of securities loaned amounted to $2,282,963. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $2,347,946 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,079 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $3,683,538 and $3,378595, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.0%)(a)

	Shares	Value

Aerospace and Defense (0.1%)
AAR Corp. (NON)	1,081	$30,787
Triumph Group, Inc. (NON)	350	15,491
		46,278

Airlines (0.5%)
Alaska Air Group, Inc. (NON)	2,684	95,148
ExpressJet Holdings, Inc. (NON)	16,000	119,040
World Air Holdings, Inc. (NON)	953	9,358
		223,546

Automotive (2.8%)
BorgWarner, Inc.	7,762	466,030
Tenneco Automotive, Inc. (NON)	26,268	569,753
TRW Automotive Holdings Corp. (NON)	5,994	139,660
Visteon Corp. (NON)	2,614	12,024
		1,187,467

Banking (3.4%)
Anchor BanCorp Wisconsin, Inc.	989	29,977
Center Financial Corp.	259	6,276
City Holding Co.	644	23,693
Corus Bankshares, Inc.	5,494	326,563
First Regional Bancorp (NON)	68	6,061
FirstFed Financial Corp. (NON)	13,923	832,735
Independent Bank Corp.	799	22,732
Lakeland Financial Corp.	100	4,675
Provident Financial Holdings, Inc.	225	7,335
R&G Financial Corp. Class B (Puerto Rico)	13,443	170,188
Republic Bancorp, Inc. Class A	221	4,481
Southwest Bancorp, Inc.	449	9,986
Taylor Capital Group, Inc.	131	5,134
		1,449,836

Biotechnology (1.4%)
Albany Molecular Research, Inc. (NON)	4,264	43,322
Applera Corp.-Applied Biosystems Group	13,108	355,751
Arqule, Inc. (NON)	1,239	7,112
Connetics Corp. (NON)	1,109	18,775
Diversa Corp. (NON)	1,993	18,156
Incyte Pharmaceuticals, Inc. (NON)	1,798	10,824
Regeneron Pharmaceuticals, Inc. (NON)	5,205	86,559
Savient Pharmaceuticals, Inc. (NON)	8,450	45,039
		585,538

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	8,921	72,706

Building Materials (0.2%)
Tyler Technologies, Inc. (NON)	2,200	24,200
Universal Forest Products, Inc.	1,014	64,379
		88,579

Chemicals (1.5%)
Georgia Gulf Corp.	20,134	523,283
NewMarket Corp.	2,646	125,923
		649,206

Commercial and Consumer Services (3.4%)
Administaff, Inc.	4,650	252,774
Arbitron, Inc.	6,249	211,341
Catalina Marketing Corp.	14,689	339,316
Consolidated Graphics, Inc. (NON)	1,798	93,712
Escala Group, Inc. (NON)	786	20,585
HUB Group, Inc. Class A (NON)	1,372	62,536
iPayment, Inc. (NON)	1,642	70,360
John H. Harland Co.	6,659	261,699
Spherion Corp. (NON)	1,300	13,520
Startek, Inc.	1,100	25,916
TeleTech Holdings, Inc. (NON)	5,091	56,561
Unifirst Corp.	1,389	46,143
		1,454,463

Communications Equipment (0.6%)
ADTRAN, Inc.	8,143	213,184
Tekelec (NON)	3,780	52,277
		265,461

Computers (3.9%)
Agilysys, Inc.	1,055	15,888
Brocade Communications Systems, Inc. (NON)	132,513	885,187
Catapult Communications Corp. (NON)	1,259	16,745
Checkpoint Systems, Inc. (NON)	2,859	76,850
Emulex Corp. (NON)	37,775	645,575
Magma Design Automation, Inc. (NON)	1,821	15,752
Netgear, Inc. (NON)	312	5,931
		1,661,928

Construction (--%)
Huttig Building Products, Inc. (NON)	1,015	9,450

Consumer Cyclicals (--%)
Hooker Furniture Corp.	100	1,890

Consumer Finance (1.7%)
Accredited Home Lenders Holding Co. (NON)	6,992	357,851
Asta Funding, Inc.	2,188	72,773
CompuCredit Corp. (NON)	7,396	272,247
World Acceptance Corp. (NON)	1,269	34,771
		737,642

Consumer Goods (2.4%)
Blyth Industries, Inc.	2,849	59,886
Chattem, Inc. (NON)	8,832	332,525
Darling International, Inc. (NON)	2,281	10,675
Yankee Candle Co., Inc. (The)	22,394	612,924
		1,016,010

Consumer Services (0.7%)
Alderwoods Group, Inc. (Canada) (NON)	3,891	69,649
Labor Ready, Inc. (NON)	10,011	239,763
		309,412

Electric Utilities (0.3%)
Alliant Energy Corp.	322	10,133
Black Hills Corp.	3,226	109,684
Puget Energy, Inc.	238	5,041
		124,858

Electronics (2.6%)
Greatbatch, Inc. (NON)	1,547	33,895
IXYS Corp. (NON)	2,641	24,350
Methode Electronics, Inc. Class A	2,102	22,891
Omnivision Technologies, Inc. (NON)	16,772	506,514
Portalplayer, Inc. (NON)	11,315	251,532
QLogic Corp. (NON)	2,650	51,278
Stoneridge, Inc. (NON)	1,274	6,931
TriQuint Semiconductor, Inc. (NON)	15,266	75,109
TTM Technologies, Inc. (NON)	3,997	57,917
Varian, Inc. (NON)	1,300	53,534
		1,083,951

Energy (1.0%)
Atwood Oceanics, Inc. (NON)	322	32,525
Parker Drilling Co. (NON)	43,754	405,600
		438,125

Engineering & Construction (--%)
Noble International, Ltd.	1,022	17,302

Financial (1.5%)
Asset Acceptance Capital Corp. (NON)	916	17,835
Radian Group, Inc.	10,181	613,405
Student Loan Corp.	7	1,631
		632,871

Food (--%)
American Italian Pasta Co. Class A	1,632	10,216

Forest Products and Packaging (1.5%)
Albany International Corp.	9,957	379,262

CSS Industries, Inc.	419	13,718
Graphic Packaging Corp. (NON)	1,476	3,055
Louisiana-Pacific Corp.	9,229	251,029
		647,064

Gaming & Lottery (0.1%)
Dover Downs Gaming & Entertainment, Inc.	1,061	23,098

Health Care Services (2.3%)
American Dental Partners, Inc. (NON)	391	5,279
AMICAS, Inc. (NON)	4,127	19,479
AMN Healthcare Services, Inc. (NON)	3,198	59,867
Manor Care, Inc.	18,984	841,940
Odyssey Healthcare, Inc. (NON)	1,586	27,295
		953,860

Household Furniture and Appliances (0.1%)
Select Comfort Corp. (NON)	638	25,233

Insurance (8.1%)
Affirmative Insurance Holdings, Inc.	629	8,309
American Equity Investment Life Holding Co.	6,706	96,164
American Physicians Capital, Inc. (NON)	734	35,232
AmerUs Group Co.	12,640	761,434
CNA Surety Corp. (NON)	1,015	16,981
Commerce Group, Inc.	2,841	150,118
Delphi Financial Group Class A	2,664	137,542
Direct General Corp.	930	15,819
FPIC Insurance Group, Inc. (NON)	276	10,433
HCC Insurance Holdings, Inc.	23,611	821,663
Infinity Property & Casualty Corp.	1,568	65,448
IPC Holdings, Ltd. (Bermuda)	55	1,543
Midland Co. (The)	393	13,747
National Interstate Corp.	341	7,417
Presidential Life Corp.	200	5,082
Stancorp Financial Group	3,775	204,265
Triad Guaranty, Inc. (NON)	443	20,777
W.R. Berkley Corp.	14,483	840,883
Zenith National Insurance Corp.	4,526	217,836
		3,430,693

Investment Banking/Brokerage (0.9%)
Eaton Vance Corp.	7,595	207,951
IndyMac Bancorp, Inc.	3,975	162,697
		370,648

Leisure (0.1%)
Arctic Cat, Inc.	1,713	41,215
Marine Products Corp.	489	5,374
		46,589

Lodging/Tourism (0.4%)
MeriStar Hospitality Corp. (NON)(R)	15,161	157,371
MTR Gaming Group, Inc. (NON)	1,906	19,632
		177,003

Machinery (2.7%)
Applied Industrial Technologies, Inc.	1,396	62,262
Cascade Corp.	1,530	80,861
Terex Corp. (NON)	12,791	1,013,559
		1,156,682

Manufacturing (0.9%)
Blount International, Inc. (NON)	1,024	16,497
Teleflex, Inc.	5,273	377,705
		394,202

Media (0.1%)
MasTec, Inc. (NON)	1,900	26,923

Medical Technology (2.3%)
Analogic Corp.	1,327	87,847
Bausch & Lomb, Inc.	1,068	68,032
Candela Corp. (NON)	541	11,686
Charles River Laboratories International, Inc. (NON)	88	4,314
Epix Pharmaceuticals, Inc. (NON)	2,271	7,949
Immucor, Inc. (NON)	3,567	102,337
Medical Action Industries, Inc. (NON)	312	7,485
Mentor Corp.	4,758	215,585
Respironics, Inc. (NON)	12,457	484,702

		989,937

Metal Fabricators (0.2%)
Brush Engineered Materials, Inc. (NON)	2,394	47,282
Mueller Industries, Inc.	607	21,664
		68,946

Metals (4.5%)
A.M. Castle & Co.	1,556	45,902
AK Steel Holding Corp. (NON)	45,475	682,125
NS Group, Inc. (NON)	165	7,595
Shiloh Industries, Inc. (NON)	424	8,162
Steel Dynamics, Inc.	20,802	1,180,091
		1,923,875

Natural Gas Utilities (0.1%)
Energen Corp.	111	3,885
Transmontaigne, Inc. (NON)	3,743	36,719
		40,604

Office Equipment & Supplies (0.3%)
Kimball International, Inc. Class B	900	13,536
Steelcase, Inc.	4,541	81,738
Systemax, Inc. (NON)	1,390	10,036
		105,310

Oil & Gas (1.9%)
Cabot Oil & Gas Corp. Class A	294	14,091
Callon Petroleum Co. (NON)	1,643	34,536
Giant Industries, Inc. (NON)	8,913	619,810
Harvest Natural Resources, Inc. (NON)	987	9,594
Petroleum Development Corp. (NON)	1,818	82,464
St. Mary Land & Exploration Co.	900	36,747
		797,242

Other (1.4%)
iShares Russell 2000 Index Fund	4,270	324,520
iShares Russell 2000 Value Index Fund	723	96,448
iShares Russell Midcap Growth Index Fund	619	62,736
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	784	113,562
		597,266

Pharmaceuticals (2.8%)
Alpharma, Inc. Class A	5,757	154,403
Endo Pharmaceuticals Holdings, Inc. (NON)	3,824	125,465
Enzon, Inc. (NON)	2,188	17,723
King Pharmaceuticals, Inc. (NON)	10,632	183,402
Medicis Pharmaceutical Corp. Class A	4,753	154,948
Watson Pharmaceuticals, Inc. (NON)	19,362	556,464
		1,192,405

Publishing (0.1%)
Hollinger International, Inc.	5,393	45,193

Real Estate (7.2%)
CBL & Associates Properties (R)	16,880	716,556
Cedar Shopping Centers, Inc. (R)	2,268	35,925
CentraCore Properties Trust (R)	1,017	25,476
Commercial Net Lease Realty (R)	5,189	120,904
Digital Realty Trust, Inc. (R)	3,700	104,229
Equity Inns, Inc. (R)	27,493	445,387
FelCor Lodging Trust, Inc. (R)	10,884	229,652
Hospitality Properties Trust (R)	3,092	135,028
Innkeepers USA Trust (R)	5,380	91,191
LTC Properties, Inc. (R)	3,318	77,177
Mills Corp. (R)	3,685	103,180
National Health Investors, Inc. (R)	9,081	230,657
Nationwide Health Properties, Inc. (R)	9,004	193,586
Newcastle Investment Corp. (R)	2,501	59,824
Novastar Financial, Inc. (R)	1,097	36,684
Omega Healthcare Investors, Inc. (R)	5,450	76,409
RAIT Investment Trust (R)	9,162	258,735
Senior Housing Properties Trust (R)	5,039	91,206
		3,031,806

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	6,980	31,550

Restaurants (1.0%)

Denny's Corp. (NON)	5,856	27,875
Domino's Pizza, Inc.	13,085	373,577
Luby's, Inc. (NON)	1,703	21,270
		422,722

Retail (9.0%)
Blair Corp.	123	5,093
Borders Group, Inc.	9,314	235,085
Buckle, Inc. (The)	1,616	66,175
Cato Corp. (The) Class A	15,334	365,869
CSK Auto Corp. (NON)	1,569	21,762
Genesco, Inc. (NON)	616	23,956
Ingles Markets, Inc. Class A	496	8,839
Nash Finch Co.	6,340	189,566
Nu Skin Enterprises, Inc. Class A	9,850	172,671
Payless ShoeSource, Inc. (NON)	13,673	312,975
Rent-A-Center, Inc. (NON)	20,983	536,955
Supervalu, Inc.	26,160	806,251
Timberland Co. (The) Class A (NON)	21,012	719,241
Too, Inc. (NON)	9,268	318,356
Trans World Entertainment Corp. (NON)	2,044	11,385
Wilsons The Leather Experts, Inc. (NON)	997	3,888
		3,798,067

Schools (2.5%)
Career Education Corp. (NON)	21,385	806,856
Education Management Corp. (NON)	6,286	261,498
		1,068,354

Semiconductor (0.8%)
Advanced Energy Industries, Inc. (NON)	1,006	14,215
Lam Research Corp. (NON)	6,565	282,295
Sigmatel, Inc. (NON)	2,100	18,354
		314,864

Shipping (0.3%)
ABX Air, Inc. (NON)	2,503	17,045
Arkansas Best Corp.	2,273	88,920
Maritrans, Inc.	911	22,256
		128,221

Software (7.2%)
Ansoft Corp. (NON)	563	23,471
BMC Software, Inc. (NON)	41,129	890,854
Citrix Systems, Inc. (NON)	26,803	1,015,834
EPIQ Systems, Inc. (NON)	1,625	30,875
Hyperion Solutions Corp. (NON)	13,715	447,109
MicroStrategy, Inc. (NON)	4,578	482,018
SonicWall, Inc. (NON)	4,000	28,360
SPSS, Inc. (NON)	1,161	36,757
Websense, Inc. (NON)	2,696	74,356
		3,029,634

Technology Services (2.3%)
Acxiom Corp.	16,910	436,954
Digitas, Inc. (NON)	4,400	63,360
MTS Systems Corp.	705	29,490
United Online, Inc.	34,435	442,834
		972,638

Telecommunications (3.5%)
CenturyTel, Inc.	14,443	565,010
Commonwealth Telephone Enterprises, Inc.	1,384	47,679
Earthlink, Inc. (NON)	56,248	537,168
Intrado, Inc. (NON)	2,646	68,743
Premiere Global Services, Inc. (NON)	29,668	238,827
Talk America Holdings, Inc. (NON)	3,113	26,554
		1,483,981

Textiles (2.9%)
Columbia Sportswear Co. (NON)	7,649	407,921
DHB Industries, Inc. (NON)	13,280	63,478
Tommy Hilfiger Corp. (Hong Kong) (NON)	13,537	222,954
Wolverine World Wide, Inc.	23,681	524,061
		1,218,414

Toys (1.1%)
Hasbro, Inc.	17,218	363,300
Jakks Pacific, Inc. (NON)	3,945	105,489
		468,789

Trucks & Parts (2.1%)
Autoliv, Inc. (Sweden)	15,468	875,179

Total common stocks (cost $35,815,540)		$41,923,727

SHORT-TERM INVESTMENTS (1.8%)(a) (cost $768,626)

	Shares	Value

Putnam Prime Money Market Fund (e)	$768,626	$768,626

TOTAL INVESTMENTS
Total investments (cost $36,584,166) (b)		$42,692,353

NOTES

(a) Percentages indicated are based on net assets of $42,354,261.

(b) The aggregate identified cost on a tax basis is $36,621,312, resulting in gross unrealized appreciation and depreciation of $7,416,198 and $1,345,157, respectively, or net unrealized appreciation of $6,071,041.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,408 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $4,519,086 and $3,892,154, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (98.9%)(a)

	Shares	Value

Aerospace and Defense (3.4%)
Aeroflex, Inc. (NON)	17,000	$233,410
Alliant Techsystems, Inc. (NON)	2,700	208,359
Armor Holdings, Inc. (NON)	5,200	303,108
L-3 Communications Holdings, Inc.	4,850	416,082
Lockheed Martin Corp.	1,550	116,452
Orbital Sciences Corp. (NON)	9,369	148,218
		1,425,629

Airlines (0.4%)
Southwest Airlines Co.	8,800	158,312

Automotive (0.7%)
Oshkosh Truck Corp.	4,900	304,976

Banking (5.5%)
Bank of America Corp.	11,118	506,314
Commerce Bancorp, Inc.	9,724	356,385
Compass Bancshares, Inc.	38	1,923
Corus Bankshares, Inc.	4,500	267,480
Marshall & Ilsley Corp.	1,800	78,444
U.S. Bancorp	11,200	341,600
UnionBanCal Corp.	4,900	343,784
Washington Mutual, Inc.	4,700	200,314
Wells Fargo & Co.	2,950	188,417
		2,284,661

Biotechnology (2.6%)
Amgen, Inc. (NON)	3,550	258,263
Amylin Pharmaceuticals, Inc. (NON)	2,100	102,795
Biogen Idec, Inc. (NON)	1,650	77,715
Genentech, Inc. (NON)	700	59,157
Invitrogen Corp. (NON)	2,600	182,338
MedImmune, Inc. (NON)	10,900	398,722
		1,078,990

Broadcasting (0.2%)
XM Satellite Radio Holdings, Inc. Class A (NON)	3,400	75,718

Building Materials (1.2%)
Sherwin Williams Co.	8,500	420,240
Vulcan Materials Co.	650	56,323
		476,563

Coal (0.5%)
Peabody Energy Corp.	3,800	191,558

Commercial and Consumer Services (3.0%)
ARAMARK Corp. Class B	5,500	162,470
Consolidated Graphics, Inc. (NON)	3,000	156,360
Corporate Executive Board Co. (The)	2,100	211,890
John H. Harland Co.	3,100	121,830
Manpower, Inc.	6,900	394,542
West Corp. (NON)	4,600	205,436
		1,252,528

Communications Equipment (1.3%)
Avaya, Inc. (NON)	24,900	281,370
Corning, Inc. (NON)	3,800	102,258
Qualcomm, Inc.	3,050	154,361
		537,989

Computers (5.6%)
Apple Computer, Inc. (NON)	3,450	216,384
Cisco Systems, Inc. (NON)	13,900	301,213
Dell, Inc. (NON)	10,980	326,765
EMC Corp. (NON)	17,700	241,251
Mentor Graphics Corp. (NON)	12,200	134,810
NCR Corp. (NON)	4,400	183,876
Netgear, Inc. (NON)	11,300	214,813
Palm, Inc. (NON)	16,200	375,192
Seagate Technology (Cayman Islands) (NON)	8,200	215,906

Western Digital Corp. (NON)	6,153	119,553
		2,329,763

Conglomerates (0.3%)
Danaher Corp.	1,700	108,035

Consumer Finance (1.4%)
Capital One Financial Corp.	3,300	265,716
Countrywide Financial Corp.	8,050	295,435
		561,151

Consumer Goods (0.7%)
American Greetings Corp. Class A	4,700	101,614
Blyth Industries, Inc.	5,100	107,202
Procter & Gamble Co. (The)	1,350	77,787
		286,603

Consumer Services (1.8%)
Interline Brands, Inc. (NON)	14,500	365,835
Labor Ready, Inc. (NON)	10,300	246,685
Stamps.com, Inc. (NON)	3,600	126,936
		739,456

Containers (0.2%)
Ball Corp.	1,550	67,937

Electrical Equipment (2.1%)
Lincoln Electric Holdings, Inc.	4,800	259,152
Rofin-Sinar Technologies, Inc. (NON)	4,500	243,585
WESCO International, Inc. (NON)	5,500	374,055
		876,792

Electronics (4.6%)
Agere Systems, Inc. (NON)	19,200	288,768
Amphenol Corp. Class A	5,500	286,990
Bookham, Inc. (NON)	11,900	113,526
Freescale Semiconductor, Inc. Class A (NON)	5,000	139,050
Freescale Semiconductor, Inc. Class B (NON)	2,800	77,756
General Cable Corp. (NON)	8,100	245,673
Microchip Technology, Inc.	9,750	353,925
RF Micro Devices, Inc. (NON)	27,100	234,415
Texas Instruments, Inc.	4,600	149,362
		1,889,465

Energy (3.8%)
Cooper Cameron Corp. (NON)	5,200	229,216
Helix Energy Solutions Group, Inc. (NON)	4,900	185,710
Hercules Offshore, Inc. (NON)	3,500	119,035
Patterson-UTI Energy, Inc.	5,000	159,800
Pride International, Inc. (NON)	7,500	233,850
Rowan Cos., Inc.	4,800	211,008
Unit Corp. (NON)	3,800	211,850
Veritas DGC, Inc. (NON)	5,000	226,950
		1,577,419

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	750	27,743

Entertainment (--%)
Speedway Motorsports, Inc.	100	3,821

Financial (0.2%)
S&P 500 Index Depositary Receipts (SPDR Trust Series 1)	550	71,407

Forest Products and Packaging (0.6%)
Crown Holdings, Inc. (NON)	13,700	243,038

Gaming & Lottery (0.4%)
Ameristar Casinos, Inc.	6,600	170,214

Health Care Services (5.2%)
Bio-Rad Laboratories, Inc. Class A (NON)	2,200	137,170
Cardinal Health, Inc.	2,200	163,944
Cerner Corp. (NON)	6,400	303,680
Express Scripts, Inc. (NON)	850	74,715
HCA, Inc.	2,800	128,212
Healthspring, Inc. (NON)	1,220	22,704
Henry Schein, Inc. (NON)	3,100	148,366
Laboratory Corp. of America Holdings (NON)	2,700	157,896
Medco Health Solutions, Inc. (NON)	1,600	91,552

Pediatrix Medical Group, Inc. (NON)	3,400	348,976
Sierra Health Services, Inc. (NON)	7,200	293,040
UnitedHealth Group, Inc.	3,150	175,959
WellPoint, Inc. (NON)	1,700	131,631
		2,177,845

Homebuilding (0.7%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	4,400	155,452
NVR, Inc. (NON)	200	147,790
		303,242

Insurance (4.3%)
ACE, Ltd. (Bermuda)	2,450	127,425
American International Group, Inc.	6,700	442,803
AmerUs Group Co.	2,400	144,576
Everest Re Group, Ltd. (Barbados)	1,250	116,713
Prudential Financial, Inc.	2,550	193,316
Safety Insurance Group, Inc.	3,000	136,980
W.R. Berkley Corp.	6,100	354,166
Zenith National Insurance Corp.	5,300	255,089
		1,771,068

Investment Banking/Brokerage (1.6%)
Bear Stearns Cos., Inc. (The)	1,100	152,570
Calamos Asset Management, Inc. Class A	4,100	153,340
Janus Capital Group, Inc.	3,400	78,778
Lehman Brothers Holdings, Inc.	750	108,398
Nuveen Investments, Inc. Class A	3,100	149,265
Thomas Weisel Partners Group, Inc. (NON)	590	12,921
		655,272

Leisure (0.6%)
Brunswick Corp.	4,100	159,326
Harley-Davidson, Inc.	1,550	80,414
		239,740

Lodging/Tourism (0.7%)
Las Vegas Sands Corp. (NON)	2,700	152,982
Royal Caribbean Cruises, Ltd.	3,050	128,161
		281,143

Machinery (3.3%)
Caterpillar, Inc.	2,700	193,887
Cummins, Inc.	1,600	168,160
JLG Industries, Inc.	6,700	206,293
Parker-Hannifin Corp.	4,600	370,806
Timken Co.	6,900	222,663
Wabtec Corp.	6,800	221,680
		1,383,489

Manufacturing (0.5%)
Dover Corp.	4,300	208,808

Medical Technology (6.3%)
Baxter International, Inc.	2,700	104,787
Becton, Dickinson and Co.	2,050	126,239
Boston Scientific Corp. (NON)	6,000	138,300
C.R. Bard, Inc.	4,200	284,802
Charles River Laboratories International, Inc. (NON)	4,500	220,590
Dade Behring Holdings, Inc.	7,600	271,396
Kinetic Concepts, Inc. (NON)	6,300	259,371
LCA-Vision, Inc.	5,800	290,638
Medtronic, Inc.	2,700	137,025
Mentor Corp.	3,700	167,647
St. Jude Medical, Inc. (NON)	2,350	96,350
Sybron Dental Specialties, Inc. (NON)	6,000	247,440
Varian Medical Systems, Inc. (NON)	4,400	247,104
		2,591,689

Metals (3.6%)
Agnico-Eagle Mines, Ltd. (Canada)	9,300	283,185
Cameco Corp. (Canada)	5,400	194,400
Coeur d'Alene Mines Corp. (NON)	21,400	140,384
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	376,551
Goldcorp, Inc. (Toronto Exchange) (Canada)	5,400	157,950
Phelps Dodge Corp.	1,700	136,901
Steel Dynamics, Inc.	3,700	209,901
		1,499,272

Oil & Gas (5.0%)
Amerada Hess Corp.	900	128,160

Apache Corp.	2,050	134,296
Devon Energy Corp.	2,050	125,399
EOG Resources, Inc.	1,200	86,400
Giant Industries, Inc. (NON)	3,500	243,390
Marathon Oil Corp.	2,150	163,766
Noble Energy, Inc.	6,000	263,520
Occidental Petroleum Corp.	2,600	240,890
Sunoco, Inc.	3,800	294,766
Universal Compression Holdings, Inc. (NON)	2,900	146,943
Valero Energy Corp.	2,950	176,351
Western Refining, Inc.	2,712	58,633
		2,062,514

Pharmaceuticals (3.3%)
Barr Pharmaceuticals, Inc. (NON)	4,800	302,304
Cephalon, Inc. (NON)	3,800	228,950
Hospira, Inc. (NON)	10,400	410,384
Johnson & Johnson	5,650	334,593
Watson Pharmaceuticals, Inc. (NON)	3,700	106,338
		1,382,569

Power Producers (0.2%)
AES Corp. (The) (NON)	4,600	78,476

Publishing (1.4%)
McGraw-Hill Companies, Inc. (The)	2,900	167,098
R. H. Donnelley Corp. (NON)	5,600	326,088
R. R. Donnelley & Sons Co.	2,800	91,616
		584,802

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	5,200	419,640

Restaurants (1.5%)
Domino's Pizza, Inc.	8,800	251,240
Jack in the Box, Inc. (NON)	1,817	79,040
Morton's Restaurant Group, Inc. (NON)	890	15,468
Starbucks Corp. (NON)	2,950	111,038
Yum! Brands, Inc.	3,150	153,909
		610,695

Retail (5.1%)
Abercrombie & Fitch Co. Class A	1,550	90,365
Aeropostale, Inc. (NON)	8,600	259,376
American Eagle Outfitters, Inc.	4,400	131,384
Best Buy Co., Inc.	1,400	78,302
Home Depot, Inc. (The)	5,300	224,190
Lowe's Cos., Inc.	2,800	180,432
Michaels Stores, Inc.	5,500	206,690
New York & Company, Inc. (NON)	8,700	129,978
Pacific Sunwear of California, Inc. (NON)	6,100	135,176
Pantry, Inc. (The) (NON)	3,400	212,126
Staples, Inc.	10,350	264,132
Stein Mart, Inc.	6,500	113,230
Whole Foods Market, Inc.	1,400	93,016
		2,118,397

Schools (0.7%)
Career Education Corp. (NON)	7,300	275,429

Semiconductor (1.1%)
Applied Materials, Inc.	6,850	119,944
Lam Research Corp. (NON)	4,300	184,900
Nextest Systems Corp. (NON)	4,140	67,109
Sigmatel, Inc. (NON)	11,275	98,544
		470,497

Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	8,600	185,244

Software (4.1%)
Adobe Systems, Inc. (NON)	2,900	101,268
Autodesk, Inc. (NON)	2,800	107,856
Blackboard, Inc. (NON)	6,300	178,983
Cadence Design Systems, Inc. (NON)	10,100	186,749
Epicor Software Corp. (NON)	10,200	136,986
FileNET Corp. (NON)	4,400	118,888
Internet Security Systems, Inc. (NON)	8,600	206,228
McAfee, Inc. (NON)	2,650	64,475
Oracle Corp. (NON)	7,550	103,360
Parametric Technology Corp. (NON)	10,040	163,953
Progress Software Corp. (NON)	6,800	197,812

SSA Global Technologies, Inc. (NON)	7,700	123,431
		1,689,989

Technology Services (5.1%)
Accenture, Ltd. Class A (Bermuda)	3,800	114,266
Automatic Data Processing, Inc.	2,200	100,496
Covansys Corp. (NON)	18,590	319,562
CSG Systems International, Inc. (NON)	12,200	283,772
eBay, Inc. (NON)	6,900	269,514
Fair Isaac Corp.	7,600	301,112
Fiserv, Inc. (NON)	1,850	78,718
Global Payments, Inc.	2,800	148,428
Google, Inc. Class A (NON)	350	136,500
Transaction Systems Architects, Inc. (NON)	5,500	171,655
Yahoo!, Inc. (NON)	5,800	187,108
		2,111,131

Telecommunications (0.8%)
Comcast Corp. Class A (Special) (NON)	5,150	134,518
Sprint Nextel Corp.	8,350	215,764
		350,282

Textiles (0.6%)
Phillips-Van Heusen Corp.	6,600	252,186

Toys (0.4%)
Jakks Pacific, Inc. (NON)	6,800	181,832

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	3,700	133,459

Transportation Services (0.5%)
United Parcel Service, Inc. Class B	2,650	210,346

Total common stocks (cost $34,480,040)		$40,968,824

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value
MartketSoft Software Corp. zero % cv. pfd. (acquired
2/9/06, cost $--) (Private)(RES)(NON)(F)	25,369	$1,849
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
07/27/00, cost $45,808) (Private) (RES)(NON)(F)	16,600	830

Total convertible preferred stocks (cost $45,808)		$2,679

SHORT-TERM INVESTMENTS (0.4%)(a) (cost $166,249)
	Shares	Value
Putnam Prime Money Market Fund (e)	166,249	$166,249

TOTAL INVESTMENTS

Total investments (cost $34,692,097) (b)		$41,137,752

NOTES

(a) Percentages indicated are based on net assets of $41,430,619.

(b) The aggregate identified cost on a tax basis is $34,872,315, resulting in gross unrealized appreciation and depreciation of $6,902,547 and $637,110, respectively, or net unrealized appreciation of $6,265,437.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2006 was $2,679 or less than 0.01% of net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,646 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $4,284,813 and $4,118,564, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $97,650 have been designated as collateral for open forward commitments.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (20.0%)(a)

		Principal amount	Value

Basic Materials (1.5%)
Chaparral Steel Co. company guaranty 10s, 2013		$366,000	$408,090
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	201,000	276,165
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$240,000	214,800
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		650,000	601,250
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		269,000	209,820
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		441,000	468,563
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		580,000	636,550
Huntsman, LLC company guaranty 11 5/8s, 2010		214,000	242,355
Innophos, Inc. company guaranty 8 7/8s, 2014		189,000	196,560
International Steel Group, Inc. sr. notes 6 1/2s, 2014		110,000	109,450
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		185,000	173,900
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	132,337	166,373
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$110,000	121,825
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		200,000	211,500
Nalco Co. sr. sub. notes 9s, 2013	EUR	60,000	78,335
Nalco Co. sr. sub. notes 8 7/8s, 2013		$609,000	633,360
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		620,000	595,200
PQ Corp. 144A company guaranty 7 1/2s, 2013		74,000	71,040
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	250,000	312,936
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$640,000	665,600
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		132,968	126,652
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	305,350
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		120,000	111,600
United States Steel, LLC sr. notes 10 3/4s, 2008		225,000	247,500
			7,184,774

Capital Goods (1.2%)
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		558,000	583,110
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		70,000	74,375
Blount, Inc. sr. sub. notes 8 7/8s, 2012		443,000	460,720
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		362,000	362,000
Crown Cork & Seal Co. Inc. debs. 8s, 2023		111,000	106,838
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $236,160) (RES)		720,000	475,200
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		603,000	574,358
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	1,051,050
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		52,000	56,940
Manitowoc Co., Inc. (The) company guaranty 10 3/8s,
2011	EUR	145,000	186,065
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$185,000	188,700
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		95,000	86,925
Mueller Group, Inc. sr. sub. notes 10s, 2012		215,000	235,425
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		306,000	327,420
Owens-Illinois, Inc. debs. 7.8s, 2018		81,000	80,393
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		314,000	292,805
Terex Corp. company guaranty 9 1/4s, 2011		160,000	170,200
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		595,000	627,725
			5,940,249

Communication Services (1.4%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		227,000	244,593
Alamosa Delaware, Inc. company guaranty 11s, 2010		301,000	334,026
American Cellular Corp. company guaranty 9 1/2s, 2009		170,000	175,950
Cincinnati Bell Telephone company guaranty 6.3s, 2028		120,000	110,700
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	437,580
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		6,000	6,098
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		335,000	329,975
Citizens Communications Co. sr. notes 6 1/4s, 2013		1,298,000	1,262,305
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	174,488
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		255,000	261,375
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		585,000	497,250
iPCS, Inc. sr. notes 11 1/2s, 2012		245,000	279,300
IWO Holdings, Inc. sec. FRN 8.818s, 2012		63,000	65,599
Qwest Communications International, Inc. company

guaranty 7 1/2s, 2014	328,000	337,840
Qwest Corp. notes 8 7/8s, 2012	947,000	1,058,273
Qwest Corp. sr. notes 7 5/8s, 2015	309,000	330,630
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	126,000	153,720
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	170,000	172,550
SBA Communications Corp. sr. notes 8 1/2s, 2012	114,000	126,540
SBA Telecommunications, Inc./SBA Communications Corp.
sr. disc. notes stepped-coupon zero % (9 3/4s,
12/15/07), 2011 (STP)	172,000	164,260
U S West, Inc. debs. 7 1/4s, 2025	148,000	151,700
		6,674,752

Consumer Cyclicals (3.9%)
ArvinMeritor, Inc. notes 8 3/4s, 2012	220,000	216,700
Autonation, Inc. company guaranty 9s, 2008	785,000	847,800
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	540,000	573,750
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	130,000	136,175
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	121,000	120,698
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	246,256	252,412
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	38,000	40,185
Dex Media, Inc. notes 8s, 2013	133,000	136,990
FelCor Lodging LP company guaranty 9s, 2008 (R)	427,000	467,565
General Motors Acceptance Corp. FRN 5.55s, 2007	265,000	257,326
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007	530,000	519,177
General Motors Acceptance Corp. notes 7 3/4s, 2010	66,000	64,351
General Motors Acceptance Corp. notes 6 7/8s, 2012	178,000	164,207
General Motors Acceptance Corp. notes 6 3/4s, 2014	375,000	337,577
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	670,000	654,925
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s,
2008 (R)	63,000	63,473
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	615,000	628,069
Jostens IH Corp. company guaranty 7 5/8s, 2012	543,000	536,213
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	528,355
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016	205,000	205,513
MeriStar Hospitality Corp. company guaranty 9 1/8s,
2011 (R)	367,000	424,803
Meritage Homes Corp. company guaranty 6 1/4s, 2015	180,000	159,300
Meritor Automotive, Inc. notes 6.8s, 2009	60,000	60,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	395,000	422,650
MGM Mirage, Inc. company guaranty 6s, 2009	881,000	867,785
Mirage Resorts, Inc. debs. 7 1/4s, 2017	139,000	141,259
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	143,000	70,785
Owens Corning notes 7 1/2s, 2005 (In default) (NON)
(DEF)	404,000	323,200
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	390,000	401,700
Park Place Entertainment Corp. sr. notes 7s, 2013	415,000	432,245
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	185,000	196,563
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	191,000	200,073
PRIMEDIA, Inc. sr. notes 8s, 2013	521,000	476,715
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	204,000	190,740
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	51,000	47,685
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011	300,000	299,250
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	345,000	378,638
Russell Corp. company guaranty 9 1/4s, 2010	345,000	358,800
Scientific Games Corp. company guaranty 6 1/4s, 2012	499,000	488,396
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	560,000	585,200
Standard Pacific Corp. sr. notes 7 3/4s, 2013	335,000	327,044
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	455,000	494,813
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	425,000	459,000
Station Casinos, Inc. sr. notes 6s, 2012	430,000	424,088
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	420,000	422,100
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	327,000	327,000
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	331,000	367,410
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	122,000	125,660
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	504,000	512,820
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	87,000	84,608
United Auto Group, Inc. company guaranty 9 5/8s, 2012	455,000	481,731
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	669,000	657,293
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	620,000	497,550
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	428,000	415,695
		18,874,060

Consumer Staples (2.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	447,225
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	379,000	338,258
Archibald Candy Corp. company guaranty 10s, 2007 (In

default) (F)(NON)	79,400	4,149
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	155,000	161,200
Brand Services, Inc. company guaranty 12s, 2012	490,000	525,525
CCH I Holdings LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	88,000	38,720
CCH I LLC secd. notes 11s, 2015	1,048,000	871,150
Charter Communications Holdings II 144A sr. notes 10
1/4s, 2010	193,000	189,140
Charter Communications Holdings, LLC/Capital Corp. sr.
notes 10 1/4s, 2010	64,000	62,880
Church & Dwight Co., Inc. company guaranty 6s, 2012	349,000	343,329
Cinemark USA, Inc. sr. sub. notes 9s, 2013	235,000	249,688
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/07), 2014 (STP)	805,000	615,825
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	380,000	399,475
CSC Holdings, Inc. debs. 7 5/8s, 2018	156,000	154,245
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	300,000	301,500
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	854,000	834,785
Dean Foods Co. sr. notes 6 5/8s, 2009	718,000	725,180
Del Monte Corp. company guaranty 6 3/4s, 2015	250,000	243,750
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	470,000	496,438
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	775,000	765,313
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,637,000	1,581,751
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	89,000	75,650
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	428,000	416,230
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	212,000	194,510
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	563,000	557,370
Playtex Products, Inc. company guaranty 9 3/8s, 2011	206,000	215,270
Playtex Products, Inc. sec. notes 8s, 2011	630,000	666,225
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	369,000	372,690
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	366,000	389,790
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	625,000	515,625
Sbarro, Inc. company guaranty 11s, 2009	552,000	561,660
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	215,000	216,075
Six Flags, Inc. sr. notes 9 5/8s, 2014	275,000	277,063
Young Broadcasting, Inc. company guaranty 10s, 2011	318,000	293,355
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	300,000	256,500
		14,357,539

Energy (3.7%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,110,000	1,101,675
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	408,000	428,400
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	620,000	632,400
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	903,000	943,635
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	420,000	413,700
Dresser, Inc. company guaranty 9 3/8s, 2011	636,000	666,210
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	595,000	592,025
Forest Oil Corp. sr. notes 8s, 2011	465,000	499,875
Forest Oil Corp. sr. notes 8s, 2008	185,000	192,169
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	240,000	283,800
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	456,000	446,880
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014	395,000	379,200
Massey Energy Co. sr. notes 6 5/8s, 2010	639,000	650,183
Newfield Exploration Co. sr. notes 7 5/8s, 2011	620,000	658,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	294,000	294,735
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	555,000	521,700
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	408,607	414,895
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	290,000	295,075
Peabody Energy Corp. sr. notes 5 7/8s, 2016	620,000	595,200
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	539,000	578,352
Pemex Project Funding Master Trust company guaranty
10s, 2027	1,000,000	1,270,000
Pemex Project Funding Master Trust company guaranty 8
5/8s, 2022	405,000	476,888
Pemex Project Funding Master Trust company guaranty 5
3/4s, 2015	1,490,000	1,426,675
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015	1,298,000	1,242,835
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	553,000	568,208
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	481,000	513,468
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	595,000	619,544
Pride International, Inc. sr. notes 7 3/8s, 2014	675,000	708,750
Seabulk International, Inc. company guaranty 9 1/2s,
2013	510,000	566,100
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10
1/4s, 2013	92,000	95,220
		18,076,547

Financial (1.0%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.549s, 2012 (Cayman Islands)	1,087,000	1,095,057
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	280,000	283,850
Finova Group, Inc. notes 7 1/2s, 2009	360,250	119,783
UBS Luxembourg SA unsec. sub. notes stepped-coupon
6.23s (7.429s, 2/11/10), 2015 (STP) (Luxembourg)	1,040,000	1,032,200
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	695,000	690,656
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	400,000	397,500
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	1,000,000	1,057,500
Western Financial Bank sub. debs. 9 5/8s, 2012	210,000	234,675
		4,911,221

Health Care (1.7%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	155,000	150,156
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	245,000	242,550
DaVita, Inc. company guaranty 7 1/4s, 2015	265,000	266,325
DaVita, Inc. company guaranty 6 5/8s, 2013	135,000	134,663
Extendicare Health Services, Inc. sr. sub. notes 6
7/8s, 2014	253,000	260,590
HCA, Inc. debs. 7.19s, 2015	235,000	239,673
HCA, Inc. notes 8.36s, 2024	210,000	220,188
HCA, Inc. notes 6 3/8s, 2015	164,000	159,617
HCA, Inc. notes 6 1/4s, 2013	420,000	407,412
HCA, Inc. notes 5 3/4s, 2014	202,000	188,995
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	515,000	393,975
MQ Associates, Inc. sr. disc. notes stepped-coupon
zero % (12 1/4s, 8/15/08), 2012 (STP)	561,000	157,080
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	630,000	604,800
Service Corporation International debs. 7 7/8s, 2013	63,000	66,544
Service Corporation International notes Ser. *, 7.7s,
2009	230,000	237,475
Service Corporation International 144A sr. notes 7
1/4s, 2017	127,000	129,223
Service Corporation International 144A sr. notes 6
3/4s, 2016	406,000	401,940
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	542,000	520,320
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	296,563
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	678,000	686,475
Triad Hospitals, Inc. sr. notes 7s, 2012	655,000	655,000
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	160,000	157,600
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	465,000	482,438
US Oncology, Inc. company guaranty 9s, 2012	350,000	362,250
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	433,000	442,743
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	260,000	291,850
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)	153,000	154,530
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	135,000	135,000
		8,445,975

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	253,000	264,701
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	934,000	969,025
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	167,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	131,600
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	9,378
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	256,000	270,720
Xerox Corp. sr. notes 7 5/8s, 2013	639,000	672,548
		2,484,972

Transportation (0.1%)
Calair, LLC/Calair Capital Corp. company guaranty 8
1/8s, 2008	595,000	560,788

Utilities & Power (2.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	51,840
AES Corp. (The) sr. notes 8 3/4s, 2008	28,000	29,190
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	471,970
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	350,000	375,813
ANR Pipeline Co. debs. 9 5/8s, 2021	206,000	252,255
Centrais Electricas Brasileirass SA 144A sr. notes 7
3/4s, 2015 (Brazil)	452,000	475,730
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	162,363
Colorado Interstate Gas Co. debs. 6.85s, 2037	290,000	293,315
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	78,000	74,856
DPL, Inc. sr. notes 6 7/8s, 2011	457,000	476,562
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	650,000	744,705
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	182,049

El Paso Production Holding Co. company guaranty 7
3/4s, 2013		742,000	768,898
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		395,000	380,188
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		469,000	507,693
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		614,000	704,565
Monongahela Power Co. 1st mtge. 6.7s, 2014		320,000	337,401
National Power Corp. foreign government guaranty FRN
9.024s, 2011 (Philippines)		98,000	108,104
National Power Corp. 144A foreign government guaranty
FRN 9.024s, 2011 (Philippines)		150,000	165,465
Northwestern Corp. sec. notes 5 7/8s, 2014		247,000	243,287
Orion Power Holdings, Inc. sr. notes 12s, 2010		550,000	620,125
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		434,000	449,803
Teco Energy, Inc. notes 7.2s, 2011		150,000	156,375
Teco Energy, Inc. notes 7s, 2012		255,000	263,606
Teco Energy, Inc. sr. notes 6 3/4s, 2015		24,000	24,660
Tennessee Gas Pipeline Co. debs. 7s, 2028		65,000	64,258
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		127,000	135,301
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		350,000	365,313
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)		466,000	481,145
Utilicorp United, Inc. sr. notes 9.95s, 2011		298,000	330,035
Williams Cos., Inc. (The) notes 8 3/4s, 2032		120,000	140,400
Williams Cos., Inc. (The) notes 7 5/8s, 2019		455,000	484,575
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		128,000	126,720
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		179,268	14,951
			10,463,516

			$97,974,393
Total corporate bonds and notes (cost $97,301,534)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (7.0%)(a)

		Principal amount	Value

U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022		$11,097	$11,626
7s, June 1, 2032		1,334	1,375
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034		311,084	317,573
5 1/2s, with due dates from February 1, 2021 to
February 1, 2036		1,545,901	1,528,224
5 1/2s, with due dates from December 1, 2013 to
January 1, 2021		7,141,081	7,102,423
5 1/2s, TBA, May 1, 2036		7,200,000	7,020,000
5 1/2s, TBA, April 1, 2036		15,100,000	14,736,656
5 1/2s, TBA, April 1, 2021		50,000	49,684
5s, with due dates from June 1, 2018 to
February 1, 2020		975,496	952,876
4 1/2s, with due dates from August 1, 2033 to
May 1, 2034		2,776,490	2,573,838

			$34,294,275
Total U.S. government agency mortgage obligations (cost $34,594,381)

U.S. TREASURY OBLIGATIONS (15.0%)(a)

		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$20,323,394
6 1/4s, August 15, 2023		8,570,000	9,720,255
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	15,465,026
3 1/4s, August 15, 2008		12,217,000	11,790,359
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	15,928,762

			$73,227,796
Total U.S. treasury obligations (cost $72,070,056)

FOREIGN GOVERNMENT BONDS AND NOTES (13.0%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012		$4,650,625	$4,314,986
Barbados (Government of) 144A bonds 6 5/8s, 2035		369,000	358,410
Brazil (Federal Republic of) bonds 10 1/2s, 2014		798,000	993,510
Brazil (Federal Republic of) bonds 8 7/8s, 2019		1,890,000	2,182,950
Brazil (Federal Republic of) notes 11s, 2012		2,005,000	2,451,113
Brazil (Federal Republic of) notes 8 3/4s, 2025		1,622,000	1,857,190
Canada (Government of) bonds 5 1/2s, 2010	CAD	1,800,000	1,621,759
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	606,969
Colombia (Republic of) notes 10s, 2012		$1,029,000	1,214,220
Dominican Republic International Bond bonds 8 5/8s,
2027		450,000	462,375
El Salvador (Republic of) 144A bonds 7 3/4s, 2023		470,000	521,700
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	4,543,399
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	3,865,170
France (Government of) bonds 4s, 2009	EUR	920,000	1,132,681
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	3,246,870	4,293,690

Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	4,710,000	5,890,020
Indonesia (Republic of) 144A notes 7 1/4s, 2015		$245,000	250,880
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	7,454,278
Peru (Republic of) bonds 7.35s, 2025		$415,000	406,700
Philippines (Republic of) bonds 9 1/2s, 2024		2,520,000	2,945,880
Russia (Federation of) unsub. stepped-coupon 5s (7
1/2s, 3/31/07), 2030 (STP)		607,000	664,058
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		2,244,575	2,455,565
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,301,163
South Africa (Republic of) notes 7 3/8s, 2012		1,075,000	1,162,613
South Africa (Republic of) notes 6 1/2s, 2014		1,030,000	1,076,350
Spain (Kingdom of) bonds 5s, 2012	EUR	1,800,000	2,336,994
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,196,523
United Mexican States bonds Ser. MTN, 8.3s, 2031		$1,810,000	2,185,575
Venezuela (Republic of) notes 10 3/4s, 2013		785,000	978,503

			$63,725,224
Total foreign government bonds and notes (cost $60,534,721)

COLLATERALIZED MORTGAGE OBLIGATIONS (12.6%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029		$235,000	$236,869
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	123,135
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	210,845
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.84s, 2014		111,000	110,844
FRB Ser. 05-BOCA, Class M, 6.849s, 2016		205,000	205,492
FRB Ser. 05-MIB1, Class K, 6.901s, 2022		476,000	467,348
FRB Ser. 05-ESHA, Class K, 6.701s, 2020		531,000	530,997
FRB Ser. 06-LAQ, Class M, 6.471s, 2021		296,000	296,000
FRB Ser. 05-BOCA, Class L, 6.449s, 2016		193,000	193,331
FRB Ser. 06-LAQ, Class L, 6.371s, 2021		247,000	247,000
FRB Ser. 05-BOCA, Class K, 6.099s, 2016		200,000	200,344
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.551s, 2018		460,000	460,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.199s, 2032		189,000	210,817
Broadgate Financing PLC sec. FRB Ser. D, 5.414s, 2023
(United Kingdom)	GBP	347,900	602,156
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 01-FL5A, Class G, 5.348s, 2013		$800,000	796,000
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class K, 6.201s, 2020		291,000	290,998
FRB Ser. 05-TFLA, Class L, 6.751s, 2020		534,000	533,996
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	211,756
Ser. 1998-C2, Class F, 6 3/4s, 2030		1,198,000	1,243,370
Ser. 98-C1, Class F, 6s, 2040		758,000	660,501
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, Interest Only (IO), 0.656s, 2031		16,161,271	278,410
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		226,150	224,049
Ser. 98-CF2, Class B5, 5.95s, 2031		723,280	630,997
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		212,000	148,400
Ser. 97-CF1, Class B1, 7.91s, 2030		206,000	209,716
European Loan Conduit FRB Ser. 6X, Class E, 6.34s,
2010 (United Kingdom)	GBP	283,522	492,549
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.84s, 2010 (United Kingdom)	GBP	104,656	181,813
FRB Ser. 22A, Class D, 5.44s, 2014 (Ireland)	GBP	371,000	643,425
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.445s, 2014 (United Kingdom)	GBP	264,711	459,089
Fannie Mae
FRB Ser. 05-117, Class GF, zero %, 2036		$265,144	247,703
IFB Ser. 02-36, Class QH, IO, 3.232s, 2029		266,900	4,652
IFB Ser. 03-112, Class SA, IO, 1.682s, 2028		1,063,924	34,102
IFB Ser. 03-48, Class S, IO, 2.732s, 2033		489,358	33,952
IFB Ser. 03-66, Class SA, IO, 2.832s, 2033		1,109,369	77,134
IFB Ser. 04-51, Class S0, IO, 2.232s, 2034		274,055	13,703
IFB Ser. 04-54, Class SW, IO, 1.182s, 2033		646,958	16,598
IFB Ser. 04-92, Class S, IO, 1.882s, 2034		1,685,394	87,169
IFB Ser. 05-104, Class NI, IO, 1.882s, 2035		348,454	22,513
IFB Ser. 05-104, Class SI, IO, 1.882s, 2033		2,625,085	151,749
IFB Ser. 05-105, Class S, IO, 1.882s, 2035		802,242	39,611
IFB Ser. 05-106, Class US, 6.9s, 2035		1,127,231	1,121,207
IFB Ser. 05-113, Class DI, IO, 2.412s, 2036		1,519,518	89,686
IFB Ser. 05-114, Class SP, 6.33s, 2036		312,614	295,615
IFB Ser. 05-56, Class TP, 3.696s, 2033		207,409	182,346
IFB Ser. 05-67, Class BS, IO, 1.332s, 2035		1,407,291	55,192
IFB Ser. 05-69, Class AS, IO, 1.882s, 2035		554,045	29,347
IFB Ser. 05-74, Class CP, 7.084s, 2035		463,678	461,550
IFB Ser. 05-74, Class CS, 6.77s, 2035		529,117	521,930
IFB Ser. 05-74, Class SE, IO, 1.282s, 2035		1,658,972	51,443
IFB Ser. 05-76, Class SA, 7.084s, 2034		656,633	644,929
IFB Ser. 05-83, Class QI, IO, 1.872s, 2035		289,392	18,885
IFB Ser. 05-83, Class QP, 4.867s, 2034		174,781	158,564
IFB Ser. 05-83, Class SL, IO, 1.852s, 2035		5,451,115	276,103

IFB Ser. 05-84, Class SG, IO, 1.882s, 2035	2,081,218	127,068
IFB Ser. 05-87, Class SE, IO, 1.232s, 2035	10,495,486	347,663
IFB Ser. 05-87, Class SG, IO, 1.882s, 2035	2,644,793	133,066
IFB Ser. 05-92, Class SC, IO, 1.862s, 2035	2,773,857	151,702
IFB Ser. 05-93, Class AS, 4.83s, 2034	243,941	216,888
IFB Ser. 05-95, Class CI, IO, 1.882s, 2035	1,177,671	64,508
IFB Ser. 05-95, Class OI, IO, 1.772s, 2035	163,888	10,573
IFB Ser. 05-95, Class OP, 5.473s, 2035	266,000	239,059
IFB Ser. 05-99, Class SA, 6.9s, 2035	547,636	536,663
IFB Ser. 06-20, Class BI, IO, 2.01s, 2036	10,854,000	493,205
IFB Ser. 06-20, Class PI, IO, 1.93s, 2030	2,550,000	98,587
IFB Ser. 06-27, Class SP, 7.443s, 2036	575,000	568,413
IFB Ser. 06-8, Class HP, 6.9s, 2036	739,426	725,293
IFB Ser. 06-8, Class NS, IO, 1.812s, 2036	3,422,070	187,613
IFB Ser. 06-8, Class WK, 6.9s, 2036	1,110,822	1,084,186
Ser. 00-T6, Class A1, 7 1/2s, 2030	104,503	108,224
Ser. 00-T6, IO, 0.753s, 2030	4,620,878	66,425
Ser. 01-T1, Class A1, 7 1/2s, 2040	519,578	539,228
Ser. 01-T10, Class A1, 7s, 2041	956,534	981,939
Ser. 01-T10, Class A2, 7 1/2s, 2041	280,797	291,410
Ser. 01-T3, Class A1, 7 1/2s, 2040	167,117	173,188
Ser. 01-T4, Class A1, 7 1/2s, 2028	495,229	517,590
Ser. 01-T7, Class A1, 7 1/2s, 2041	1,095,833	1,134,859
Ser. 01-T8, Class A1, 7 1/2s, 2041	1,947	2,017
Ser. 02-14, Class A2, 7 1/2s, 2042	1,745	1,814
Ser. 02-82, Class TO, PO, zero %, 2032	153,482	116,814
Ser. 02-T18, IO, 0.525s, 2042	7,558,254	89,718
Ser. 02-T19, Class A3, 7 1/2s, 2042	200,744	209,000
Ser. 02-T4, Class A3, 7 1/2s, 2041	943	979
Ser. 02-W1, Class 2A, 7 1/2s, 2042	402,456	417,006
Ser. 02-W3, Class A5, 7 1/2s, 2028	609	633
Ser. 02-W7, Class A5, 7 1/2s, 2029	162,183	168,781
Ser. 03-W10, Class 1A, IO, 1.195s, 2043	4,238,843	63,812
Ser. 03-W10, Class 3A, IO, 1.178s, 2043	5,109,901	84,950
Ser. 03-W17, Class 12, IO, 1.151s, 2033	2,722,332	79,907
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,904	3,024
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	236,742	246,516
Ser. 03-W4, Class 4A, 7 1/2s, 2042	95,883	99,609
Ser. 04-38, Class AO, PO, zero %, 2034	395,292	279,731
Ser. 04-61, Class CO, PO, zero %, 2031	342,000	256,179
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	304,412	317,645
Ser. 04-W2, Class 5A, 7 1/2s, 2044	1,253,393	1,308,723
Ser. 04-W8, Class 3A, 7 1/2s, 2044	359,485	375,429
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	233,564	184,051
Ser. 06-20, Class IP, IO, 8s, 2030	340,000	69,781
Ser. 342, Class 1, PO, zero %, 2033	219,250	167,192
Ser. 350, Class 2, IO, 5 1/2s, 2034	536,915	130,512
Ser. 361, Class 1, PO, zero %, 2035	2,202,034	1,684,609
Ser. 363, Class 1, PO, zero %, 2035	3,311,034	2,353,645
Ser. 99-51, Class N, PO, zero %, 2029	83,396	67,434
Ser. 99-52, Class MO, PO, zero %, 2026	8,945	8,699
Ser. 99-T2, Class A1, 7 1/2s, 2039	213,171	222,253
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	405,000	423,311
Ser. T-58, Class 4A, 7 1/2s, 2043	4,017	4,178
Ser. T-41, Class 3A, 7 1/2s, 2032	958,980	995,349
Ser. T-60, Class 1A2, 7s, 2044	1,836,517	1,892,550
Ser. T-57, Class 1AX, IO, 0.454s, 2043	2,202,377	21,077
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
1.42s, 2020	6,050,695	345,204
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	218,662
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	490,098
Freddie Mac
FRB Ser. 2986, Class XT, zero %, 2035	86,038	94,830
FRB Ser. 3022, Class TC, zero %, 2035	137,482	161,198
FRB Ser. 3046, Class WF, zero %, 2035	194,815	192,660
FRB Ser. 3054, Class XF, zero %, 2034	81,873	84,994
IFB Ser. 2763, Class SC, 9.605s, 2032	326,901	335,127
IFB Ser. 2815, Class S, IO, 1.251s, 2032	1,510,712	43,412
IFB Ser. 2828, Class TI, IO, 2.301s, 2030	654,702	42,351
IFB Ser. 2937, Class SY, IO, 1.351s, 2035	633,626	16,949
IFB Ser. 2963, Class SV, 9.605s, 2034	231,000	236,748
IFB Ser. 2979, Class AS, 6.861s, 2034	195,341	188,565
IFB Ser. 2996, Class SA, 6.741s, 2035	383,489	355,686
IFB Ser. 3016, Class SP, IO, 1.361s, 2035	641,064	19,533
IFB Ser. 3016, Class SQ, IO, 1.361s, 2035	1,516,898	46,933
IFB Ser. 3028, Class ES, IO, 2.001s, 2035	3,162,231	215,425
IFB Ser. 3031, Class BI, IO, 1.941s, 2035	619,830	39,299
IFB Ser. 3033, Class SF, IO, 2.051s, 2035	973,161	40,447
IFB Ser. 3042, Class SP, IO, 2.001s, 2035	734,738	47,978
IFB Ser. 3045, Class DI, IO, 1.981s, 2035	4,673,009	213,558
IFB Ser. 3050, Class SA, 5.003s, 2034	466,320	414,403
IFB Ser. 3054, Class CS, IO, 1.951s, 2035	744,406	34,429
IFB Ser. 3065, Class DC, 5.614s, 2035	664,301	600,055
IFB Ser. 3065, Class DI, IO, 1.871s, 2035	483,073	28,636
IFB Ser. 3066, Class SI, IO, 1.951s, 2035	2,138,439	142,692
IFB Ser. 3067, Class SI, IO, 1.901s, 2035	2,472,040	169,732

IFB Ser. 3072, Class SA, 6.715s, 2035		170,495	157,602
IFB Ser. 3072, Class SB, 6.238s, 2035		255,688	231,468
IFB Ser. 3072, Class SM, 6.385s, 2035		271,484	247,241
IFB Ser. 3081, Class DC, 7.791s, 2035		436,247	422,121
IFB Ser. 3081, Class DI, IO, 1.731s, 2035		624,624	34,937
IFB Ser. 3107, Class DC, IO, 1.951s, 2035		3,253,084	237,374
IFB Ser. 3114, Class BI, IO, 1.901s, 2030		1,958,008	75,502
IFB Ser. 3114, Class GK, 7.405s, 2036		287,821	279,689
IFB Ser. 3114, Class TS, IO, 1.901s, 2030		4,566,169	188,608
Ser. 215, PO, zero %, 2031		171,026	145,487
Ser. 2235, PO, zero %, 2030		181,998	141,560
Ser. 228, PO, zero %, 2035		2,339,943	1,769,304
Ser. 231, PO, zero %, 2035		5,477,459	3,955,138
Ser. 236, PO, zero %, 2036		586,000	440,064
Ser. 3045, Class DO, PO, zero %, 2035		357,344	271,213
Ser. 3114, Class BL, IO, 7 1/2s, 2030		130,533	24,897
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.52s, 2033		134,000	141,078
Ser. 00-1, Class G, 6.131s, 2033		468,000	429,390
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		418,345	402,337
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 4.997s, 2035		393,963	350,571
IFB Ser. 06-10, Class SM, IO, 1.62s, 2036		3,707,000	147,122
IFB Ser. 05-65, Class SI, IO, 1.574s, 2035		1,669,153	66,303
IFB Ser. 06-14, Class S, IO, 1.56s, 2036		1,589,000	55,863
IFB Ser. 05-68, Class SI, IO, 1.524s, 2035		5,387,767	237,555
IFB Ser. 05-51, Class SJ, IO, 1.424s, 2035		1,617,570	60,659
IFB Ser. 05-68, Class S, IO, 1.424s, 2035		3,197,377	127,420
Ser. 99-31, Class MP, PO, zero %, 2029		279,524	233,244
Ser. 98-2, Class EA, PO, zero %, 2028		79,109	62,644
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 6.018s, 2015		178,000	178,223
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	184,918
Ser. 98-C4, Class J, 5.6s, 2035		379,000	336,017
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 8.49s, 2014		567,000	565,958
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	373,945
Ser. 04-1A, Class K, 5.45s, 2040		167,000	131,317
Ser. 04-1A, Class L, 5.45s, 2040		76,000	54,536
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.14s, 2028		3,779,886	160,793
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		915,000	961,157
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,380,000	952,174
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 0.741s, 2012		2,163,311	24,422
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.28s,
2042 (United Kingdom)		433,000	432,886
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	146,118
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025		492,544	483,314
Quick Star PLC FRB Class 1-D, 5.501s, 2011 (United
Kingdom)	GBP	346,729	601,332
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$222,000	219,841
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	109,569
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	118,846
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	117,427
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	103,065
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.64s, 2014 (Ireland)	GBP	251,000	435,309
FRB Ser. 05-CT1A, Class D, 5.64s, 2014 (Ireland)	GBP	463,968	804,660
FRB Ser. 04-2A, Class D, 3.408s, 2014 (Ireland)	EUR	269,515	326,113
FRB Ser. 04-2A, Class C, 3.008s, 2014 (Ireland)	EUR	337,334	408,174
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.489s, 2012
(Ireland)	GBP	312,489	541,950
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.049s, 2018		$363,000	361,446

			$61,769,713
Total collateralized mortgage obligations (cost $63,840,598)

ASSET-BACKED SECURITIES (10.3%)(a)

		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$42,340	$41,916
Aegis Asset Backed Securities Trust 144A Ser. 04-2N,
Class N1, 4 1/2s, 2034		9,489	9,457
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		457,762	456,297
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		235,000	218,550
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	327,765
Ser. 04-1A, Class E, 6.42s, 2039		175,000	171,198
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		18,539	18,490

Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		6,913	6,903
Asset Backed Securities Corp. Home Equity Loan Trust
144A
FRB Ser. 06-HE2, Class M10, 7.309s, 2036		124,000	107,141
FRB Ser. 06-HE2, Class M11, 7.309s, 2036		196,000	156,345
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.476s, 2033		245,180	245,544
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.931s, 2011		270,000	275,094
Bayview Financial Asset Trust 144A Ser. 03-X, Class A,
IO, 0.61s, 2006		2,990,860	10,281
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		39,650	39,378
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		32,613	32,568
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		23,630	23,597
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 6.568s, 2035		135,000	108,506
Ser. 04-FR3, Class M6, 8.068s, 2034		223,000	223,558
Bombardier Capital Mortgage Securitization Corp.
FRB Ser. 00-A, Class A1, 5.061s, 2030		131,555	65,777
Ser. 00-A, Class A2, 7.575s, 2030		123,539	82,900
Ser. 00-A, Class A4, 8.29s, 2030		453,686	326,654
Ser. 99-B, Class A3, 7.18s, 2015		863,563	556,998
Ser. 99-B, Class A4, 7.3s, 2016		591,575	404,884
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		500,000	505,800
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.251s, 2011 (Cayman Islands)		30,367	31,149
FRB Ser. 04-AA, Class B4, 10.401s, 2011 (Cayman
Islands)		125,238	131,625
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.981s, 2010		110,000	111,793
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		6,350	6,340
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		73,000	72,345
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		45,000	40,981
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.318s, 2035		222,000	181,867
FRB Ser. 05-HE4, Class M12, 6.868s, 2035		333,000	261,197
FRB Ser. 06-WMC1, Class M10, 8.318s, 2035		66,000	58,474
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 6.576s, 2033		241,000	91,580
Ser. 00-1, Class A5, 8.06s, 2031		854,000	742,315
Ser. 00-2, Class A4, 8.48s, 2030		97,007	96,428
Ser. 00-4, Class A4, 7.73s, 2031		636,519	603,143
Ser. 00-4, Class A5, 7.97s, 2032		187,000	151,329
Ser. 00-4, Class A6, 8.31s, 2032		2,644,000	2,208,787
Ser. 00-6, Class A5, 7.27s, 2032		78,000	71,275
Ser. 00-6, Class M2, 8.2s, 2032		92,781	3,711
Ser. 01-1, Class A5, 6.99s, 2032		97,000	88,270
Ser. 01-3, Class A3, 5.79s, 2033		6,158	6,153
Ser. 01-3, Class A4, 6.91s, 2033		2,422,000	2,290,854
Ser. 01-3, Class M2, 7.44s, 2033		125,598	15,700
Ser. 01-4, Class A4, 7.36s, 2033		209,000	203,149
Ser. 01-4, Class B1, 9.4s, 2033		159,699	13,175
Ser. 02-1, Class A, 6.681s, 2033		1,403,099	1,414,987
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.935s, 2007		697,000	707,455
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		170,602	169,408
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		23,161	22,860
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035		6,060,874	131,635
Ser. 06-0A5, Class X, IO, zero %, 2046		3,700,000	185,000
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	345,701
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.73s, 2039		1,380,000	1,400,485
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		26,488	26,423
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		41,466	41,158
Ser. 04-3, Class B, 7 1/2s, 2034		35,959	33,110
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012		502,000	496,058
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.901s, 2042 (United Kingdom)		280,000	281,781
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,556,214
FRB Ser. 03-2, Class 3C, 6.138s, 2043 (United Kingdom)	GBP	920,000	1,644,061
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$597,082	575,996
Ser. 94-4, Class B2, 8.6s, 2019		290,489	220,477
Ser. 94-6, Class B2, 9s, 2020		680,291	587,753
Ser. 95-4, Class B1, 7.3s, 2025		289,077	284,922
Ser. 95-8, Class B1, 7.3s, 2026		285,417	221,249
Ser. 95-F, Class B2, 7.1s, 2021		70,024	70,155
Ser. 96-8, Class M1, 7.85s, 2027		304,000	255,544
Ser. 99-3, Class A5, 6.16s, 2031		40,174	40,425
Ser. 99-3, Class A7, 6.74s, 2031		541,000	515,095
Ser. 99-5, Class A5, 7.86s, 2030		3,480,000	3,031,061
Greenpoint Manufactured Housing

Ser. 00-3, Class IA, 8.45s, 2031		2,126,811	1,966,952
Ser. 99-5, Class A4, 7.59s, 2028		80,531	81,778
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		336,522	333,958
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		80,404	80,388
Ser. 04-NIM1, Class N2, zero %, 2034		404,000	297,546
Ser. 04-NIM2, Class N, 4 7/8s, 2034		230,006	229,017
Guggenheim Structured Real Estate Funding, Ltd. FRB
Ser. 05-1A, Class E, 6.618s, 2030 (Cayman Islands)		281,000	279,890
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 6.818s, 2030 (Cayman Islands)		289,000	289,231
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035		288,019	278,214
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)		170,000	170,355
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)		192,000	192,442
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.559s, 2037 (Cayman
Islands)		1,135,000	1,141,878
FRB Ser. 03-1A, Class EFL, 7.8s, 2036 (Cayman Islands)		660,000	703,032
Long Beach Asset Holdings Corp. NIM Trust 144A Ser.
04-5, Class Note, 5s, 2034		16,478	16,452
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		697,855	19,435
FRB Ser. 06-2, Class M10, 7.17s, 2036		232,000	193,314
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.17s, 2036		232,000	180,554
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.388s, 2039 (United Kingdom)	GBP	700,000	1,226,393
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.068s, 2032		$925,076	462,538
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		87,220	87,725
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		16,073	16,041
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.081s, 2010		110,000	112,152
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N,
Class N1, 8s, 2034		3,882	3,835
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		10,608	10,501
Ser. 04-HE1N, Class N1, 5s, 2006		7,304	7,243
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		121,568	118,655
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.018s, 2034		181,000	183,257
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		134,000	131,150
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.493s, 2031		59,090	59,090
FRB Ser. 01-NC4, Class B1, 7.318s, 2032		70,498	70,566
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.433s, 2035		1,550,426	1,540,374
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		85,756	83,130
Ser. 05-A, Class C, 4.84s, 2014		205,049	201,515
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		142,219	113,748
Ser. 00-D, Class A4, 7.4s, 2030		709,000	467,741
Ser. 01-C, Class A2, 5.92s, 2017		992,299	534,367
Ser. 01-D, Class A4, 6.93s, 2031		464,625	332,633
Ser. 01-E, Class A2, 5.05s, 2019		822,682	630,255
Ser. 02-A, Class A2, 5.01s, 2020		134,465	103,946
Ser. 02-B, Class A4, 7.09s, 2032		344,000	302,398
Ser. 02-C, Class A1, 5.41s, 2032		1,311,808	1,114,498
Ser. 95-B, Class B1, 7.55s, 2021		150,000	99,000
Ser. 99-B, Class A4, 6.99s, 2026		1,007,631	878,468
Ser. 99-D, Class A1, 7.84s, 2029		921,245	811,302
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		198,021	175,998
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.24s, 2018 (Ireland)		627,000	663,993
FRB Ser. 05-A, Class D, 6.24s, 2012 (Ireland)		175,000	174,948
FRB Ser. 05-A, Class E, 9.34s, 2012 (Ireland)		176,000	175,947
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.318s, 2035		290,000	252,130
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.318s, 2034		111,000	100,893
FRB Ser. 05-WCW2, Class M11, 7.318s, 2035		222,000	164,835
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		80,000	77,749
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.03s, 2042 (United Kingdom)		280,000	283,684
FRB Ser. 6, Class 3C, 5.26s, 2042 (United Kingdom)	GBP	686,000	1,189,730
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.331s, 2035		288,000	251,948
Ser. 04-N10B, Class A1, 5s, 2034		$84,737	84,366
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.317s, 2038 (United Kingdom)	GBP	100,000	172,424
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$70,485	70,749
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		44,822	36,310
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		14,931	13,145

Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	14,720	12,343
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	2,851	2,101
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	18,112	14,807
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	6,249	1,750
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	8,653	1,211
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	59,661	24,631
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	112,102	111,474
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	1,657	1,656
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	16,295	16,265
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	19,802	19,764
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	34,873	34,676
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)	233,642	46,728
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)	144,444	143,228
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HE2N, Class NA, 5.43s, 2034	14,491	14,273
Ser. 04-HS1N, Class Note, 5.92s, 2034	3,861	3,861
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.318s, 2036	284,000	246,015
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.92s,
2038 (Cayman Islands)	120,000	120,600
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.318s, 2035	319,000	255,342
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015	1,345,538	1,345,119
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	395,000	389,783
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	351,000	346,236
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	47,743	47,650
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	168,000	168,065
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035	11,903,231	89,274
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.523s, 2044 (United Kingdom)	541,000	540,865
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	36,838	36,821
Ser. 04-1, Class D, 5.6s, 2011	181,582	180,069

		$50,416,667
Total asset-backed securities (cost $51,974,376)

SENIOR LOANS (8.3%)(a)(c)

	Principal amount	Value

Basic Materials (0.7%)
Georgia-Pacific Corp. bank term loan FRN Ser. B,
6.743s, 2013	$600,000	$603,985
Graphic Packaging Corp. bank term loan FRN Ser. C,
6.984s, 2010	131,094	133,040
Hercules, Inc. bank term loan FRN Ser. B, 6.058s, 2010	171,938	173,120
Huntsman International Corp. bank term loan FRN Ser.
B, 6.32s, 2012	580,519	583,966
Innophos, Inc. bank term loan FRN 7.003s, 2010	198,947	201,517
Nalco Co. bank term loan FRN Ser. B, 6.534s, 2010	214,449	216,594
Novelis, Inc. bank term loan FRN 6.44s, 2012	240,311	242,826
Novelis, Inc. bank term loan FRN Ser. B, 6.44s, 2012	417,382	421,751
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.918s, 2012	889,760	901,021
		3,477,820

Capital Goods (0.6%)
Allied Waste Industries, Inc. bank term loan FRN Ser.
A, 4.385s, 2012	51,640	51,834
Allied Waste Industries, Inc. bank term loan FRN Ser.
B, 6.796s, 2012	133,009	133,536
Amsted Industries, Inc. bank term loan FRN 7.126s, 2010	94,284	95,502
Graham Packaging Co., Inc. bank term loan FRN Ser. B,
6.967s, 2011	298,492	302,224
Hexcel Corp. bank term loan FRN Ser. B, 6 3/8s, 2012	594,254	599,702
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s,
2009 (United Kingdom)	55,479	55,965
Mueller Group, Inc. bank term loan FRN Ser. B, 6.88s,
2012	597,000	604,462
Solo Cup Co. bank term loan FRN 7.027s, 2011	122,500	123,674
Terex Corp. bank term loan FRN 6.839s, 2009	99,742	100,739
Terex Corp. bank term loan FRN Ser. C, 7.339s, 2009	548,582	554,068
Transdigm, Inc. bank term loan FRN Ser. C, 6.99s, 2010	346,474	350,696
		2,972,402

Communication Services (0.5%)
Centennial Cellular Operating Co., LLC bank term loan
FRN Ser. B, 7.008s, 2011	324,895	329,226
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.342s, 2011	107,615	108,556
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B,
6.313s, 2011 (Bermuda)	447,739	451,237

Madison River Capital, LLC. bank term loan FRN Ser. B,
7.05s, 2012	594,254	601,125
Qwest Communications International, Inc. bank term
loan FRN Ser. A, 9.503s, 2007	65,000	66,560
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
6.28s, 2012	297,201	300,916
Valor Telecommunications Enterprises LLC/Finance Corp.
bank term loan FRN Ser. B, 6.325s, 2012	593,667	594,501
		2,452,121

Consumer Cyclicals (1.8%)
Adams Outdoor Advertising, LP bank term loan FRN
6.62s, 2012	572,420	580,052
Affinion Group, Inc. bank term loan FRN Ser. B,
7.501s, 2013	769,601	771,766
BLB (Wembley) bank term loan FRN 6.989s, 2011 (United
Kingdom)	99,500	100,993
Boise Cascade Corp. bank term loan FRN Ser. D, 6.29s,
2011	145,172	146,971
Boyd Gaming Corp. bank term loan FRN Ser. B, 5.863s,
2010	496,212	501,277
CCM Merger, Inc. bank term loan FRN Ser. B, 6.924s,
2012	595,501	599,819
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.257s, 2012	149,849	152,034
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.514s, 2010	140,547	141,630
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B1, 6.227s, 2010 (U)	445,779	447,928
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.06s, 2010	175,000	177,370
Hayes Lemmerz International, Inc. bank term loan FRN
7.781s, 2009	110,783	111,258
IESI Corp. bank term loan FRN Ser. B, 6.383s, 2011	525,000	531,234
Infor Global Solutions bank term loan FRN Ser. B,
7.286s, 2011	60,744	60,744
Infor Global Solutions bank term loan FRN Ser. DD,
7.286s, 2011	9,256	9,256
Jostens IH Corp. bank term loan FRN Ser. C, 7.318s,
2010	587,064	594,647
Landsource, Inc. bank term loan FRN Ser. B, 7 1/4s,
2010	50,000	50,188
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.34s, 2013	237,342	240,584
Penn National Gaming, Inc. bank term loan FRN Ser. B,
6 3/8s, 2012	149,250	151,116
PRIMEDIA, Inc. bank term loan FRN Ser. B, 6.92s, 2013	150,000	148,281
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 6.466s, 2011	213,122	214,679
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 5.696s, 2011	349,116	351,668
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D1, 6.69s, 2011	300,000	301,238
Raycom Media, Inc. bank term loan FRN Ser. B, 6.188s,
2013	298,962	300,083
Sealy Mattress Co. bank term loan FRN Ser. D, 6.525s,
2012	192,303	194,586
Sun Media Corp. bank term loan FRN Ser. B, 6.668s,
2009 (Canada)	150,728	152,612
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.17s, 2012	124,375	125,386
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	124,375	125,386
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	421,214	422,150
TRW Automotive, Inc. bank term loan FRN Ser. B2, 6
1/8s, 2010	90,000	90,113
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
6.28s, 2011	490,199	495,101
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 6.28s, 2011	101,072	102,083
Veterinary Centers of America, Inc. bank term loan FRN
Ser. B, 6 1/8s, 2011	218,493	220,131
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.489s, 2012	84,206	85,154
		8,697,518

Consumer Staples (2.2%)
AMC Entertainment, Inc. bank term loan FRN Ser. B,
6.943s, 2013	150,000	151,664
AMF Bowling Worldwide bank term loan FRN Ser. B,
7.667s, 2009	86,678	87,328
Ashtead Group PLC bank term loan FRN Ser. B, 6 1/2s,
2009 (United Kingdom)	198,000	199,980
Burger King Corp. bank term loan FRN Ser. B-1, 6 1/8s,
2013	300,000	301,648
Cablevision Systems Corp. bank term loan FRN 6.286s,
2013	800,000	806,100
Century Cable Holdings bank term loan FRN 9 3/4s, 2009	900,000	877,875

Charter Communications bank term loan FRN Ser. B,
7.92s, 2011	641,435	646,671
Cinemark, Inc. bank term loan FRN Ser. C, 6.536s, 2011	198,987	201,425
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.361s, 2011	594,254	601,607
DirecTV Holdings, LLC bank term loan FRN Ser. B,
6.276s, 2013	433,333	437,938
Dole Food Co., Inc. bank term loan FRN Ser. B, 6.318s,
2012	124,075	124,297
Gray Television, Inc. bank term loan FRN Ser. B,
6.03s, 2012	99,750	100,349
Insight Midwest LP/Insight Capital, Inc. bank term
loan FRN 6.563s, 2009	68,425	69,350
Jack-in-the-Box, Inc. bank term loan FRN 6.152s, 2008	148,485	149,784
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
6.938s, 2011 (Canada)	389,324	393,109
Mediacom Communications Corp. bank term loan FRN Ser.
B, 6.931s, 2012	591,260	598,928
MGM Studios, Inc. bank term loan FRN Ser. B, 6.78s,
2011	700,000	708,313
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
9 3/4s, 2010	440,000	430,886
PanAmSat Corp. bank term loan FRN Ser. B1, 6.9s, 2010	69,125	69,989
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.527s,
2010	591,237	596,410
Six Flags, Inc. bank term loan FRN Ser. B, 7.111s, 2009	331,723	335,299
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.53s, 2012	342,406	346,258
Spectrum Brands, Inc. bank term loan FRN Ser. B,
7.164s, 2013	1,016,666	1,028,103
Universal City Development bank term loan FRN Ser. B,
6.671s, 2011	495,000	500,981
Warner Music Group bank term loan FRN Ser. B, 6.669s,
2011	294,502	298,091
Young Broadcasting, Inc. bank term loan FRN Ser. B,
6.954s, 2012	645,125	645,528
		10,707,911

Energy (0.3%)
Dresser, Inc. bank term loan FRN 7.99s, 2010	150,000	153,375
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.683s, 2012	592,768	600,672
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7s, 2012 (Norway)	99,750	100,872
Targa Resources, Inc. bank term loan FRN 7.088s, 2012	477,440	484,004
Targa Resources, Inc. bank term loan FRN 4.402s, 2012	115,161	116,745
Universal Compression, Inc. bank term loan FRN Ser. B,
6.03s, 2012	49,498	49,931
		1,505,599

Financial (0.5%)
Ameritrade, Inc. bank term loan FRN Ser. B, 6.32s, 2013	700,000	703,807
Capital Automotive bank term loan FRN 6.34s, 2010 (R)	850,000	858,348
Fidelity National Information Solutions bank term loan
FRN Ser. B, 6.47s, 2013	592,534	596,978
Hilb, Rogal & Hobbs Co. bank term loan FRN Ser. B,
6.813s, 2011	214,671	216,013
NASDAQ, Inc. bank term loan FRN Ser. B, 6.287s, 2011	250,000	251,667
		2,626,813

Health Care (0.7%)
Alderwoods Group, Inc. bank term loan FRN 6.738s, 2009	483,104	487,331
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.559s, 2011	246,992	250,080
DaVita, Inc. bank term loan FRN Ser. B, 6.542s, 2012	659,064	667,165
Hanger Orthopedic Group, Inc. bank term loan FRN
8.271s, 2009	97,750	98,972
Healthsouth Corp. bank term loan FRN Ser. B, 7.786s,
2013	900,000	906,563
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.28s, 2011	65,596	66,279
LifePoint, Inc. bank term loan FRN Ser. B, 6.185s, 2012	640,954	644,337
Mylan Laboratories, Inc. bank term loan FRN Ser. B,
6.11s, 2010	170,852	172,703
		3,293,430

Technology (0.5%)
AMI Semiconductor, Inc. bank term loan FRN 6.105s, 2012	693,873	697,053
Avago Technologies Finance bank term loan FRN Ser. B,
7.13s, 2012 (Singapore)	28,774	28,831
Avago Technologies Finance bank term loan FRN Ser. DD,
7.318s, 2012 (Singapore)	119,700	120,299
Iron Mountain, Inc. bank term loan FRN 6 1/2s, 2011	591,260	595,202
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.215s, 2013	592,765	600,492
UGS Corp. bank term loan FRN Ser. C, 6.61s, 2012	360,993	365,054
Xerox Corp. bank term loan FRN 6.35s, 2008	150,000	150,075

				2,557,006

Transportation (0.1%)
Travelcenters of America bank term loan FRN Ser. B,
6.443s, 2011			399,000	402,691
United Airlines bank term loan FRN Ser. B, 8.286s, 2012			218,750	222,305
United Airlines bank term loan FRN Ser. DD, 8.286s,
2012			31,250	31,758
				656,754

Utilities & Power (0.4%)
Allegheny Energy, Inc. bank term loan FRN Ser. C, 6
3/8s, 2011			225,910	226,851
El Paso Corp. bank term loan FRN 4.29s, 2009			159,000	160,745
El Paso Corp. bank term loan FRN Ser. B, 7.313s, 2009			760,465	769,759
NRG Energy, Inc. bank term loan FRN Ser. B, 6.82s, 2013			503,000	509,078
Williams Cos., Inc. (The) bank term loan FRN Ser. C,
7.015s, 2007			97,261	98,416
				1,764,849

				$40,712,223
Total senior loans (cost $40,525,927)

PREFERRED STOCKS (0.2%)(a)

			Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.			310	$341,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)			20	174,500
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			325	395,688

				$911,188
Total preferred stocks (cost $684,424)

UNITS (0.1%)(a) (cost $1,281,402)

			Units	Value

XCL Equity Units (F)			842	$573,991

COMMON STOCKS (0.1%)(a)

			Shares	Value

Comdisco Holding Co., Inc.			414	$6,107
Contifinancial Corp. Liquidating Trust Units			2,443,632	764
Crown Castle International Corp. (NON)			420	11,907
Dobson Communications Corp. (NON)			1,519	12,182
Genesis HealthCare Corp. (NON)			832	36,558
iPCS, Inc. (NON)			225	10,575
Knology, Inc. (NON)			182	1,243
Northwestern Corp.			4,563	142,092
Sterling Chemicals, Inc. (NON)			139	1,425
Sun Healthcare Group, Inc. (NON)			722	5,444
USA Mobility, Inc.			16	456
VFB LLC (acquired various dates from 6/22/99 to
12/8/03, cost $535,954) (F)(RES)(NON)			815,601	17,332
WHX Corp. (NON)			16,354	165,993

				$412,078
Total common stocks (cost $3,533,840)

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

			Principal amount	Value

Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035			$65,000	$70,444
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023			215,000	244,563

				$315,007
Total convertible bonds and notes (cost $309,492)

CONVERTIBLE PREFERRED STOCKS (--%) (a)

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,026	$80,280
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)			19	133,000

				$213,280
Total convertible preferred stocks (cost $205,979)

WARRANTS (--%) (a) (NON)

	Expiration date	Expiration price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.01	890	$9
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR 0.001	422	11,816
Mikohn Gaming Corp. 144A	8/15/08	$7.70	350	2,268
TravelCenters of America, Inc.	5/01/09	0.001	330	413
Ubiquitel, Inc. 144A	4/15/10	22.74	1,420	14

			$14,520
Total warrants (cost $99,335)

EQUITY VALUE CERTIFICATES (--%)(a) (cost $49,666) (NON)
	Maturity date	Certificates	Value

ONO Finance PLC 144A (United Kingdom)	2/15/11	360	$4

SHORT-TERM INVESTMENTS (16.1%)(a)
		Principal	Value
		amount/shares

Putnam Prime Money Market Fund (e)		77,333,147	$77,333,147
U.S. Treasury Bills for an effective yield of 4.297%,
April 13, 2006 (SEG)		$300,000	299,570
U.S. Treasury Bills for an effective yield of 4.275%,
April 13, 2006 (SEG)		1,324,000	1,322,114

			$78,954,831
Total short-term investments (cost $78,954,831)

TOTAL INVESTMENTS

			$503,515,190
Total investments (cost $505,960,562) (b)

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $52,271,534) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,553,090	$4,589,417	4/19/06	$(36,327)
British Pound	6,216,616	6,259,660	6/21/06	(43,044)
Canadian Dollar	5,599,808	5,663,496	4/19/06	(63,688)
Danish Krone	1,025,572	1,019,304	6/21/06	6,268
Euro	12,517,780	12,490,980	6/21/06	26,800
Japanese Yen	13,841,463	13,930,739	5/17/06	(89,276)
Korean Won	1,315,813	1,314,830	5/17/06	983
Norwegian Krone	5,398,606	5,334,985	6/21/06	63,621
Polish Zloty	414,868	423,794	6/21/06	(8,926)
Swedish Krona	1,261,971	1,244,329	6/21/06	17,642

Total				$(125,947)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $62,922,348) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,757,322	$4,897,348	4/19/06	$140,026
British Pound	949,392	955,310	6/21/06	5,918
Canadian Dollar	5,938,548	5,973,561	4/19/06	35,013
Euro	22,886,908	22,640,854	6/21/06	(246,054)
Japanese Yen	5,667,157	5,703,817	5/17/06	36,660
New Zealand Dollar	1,203,429	1,211,474	4/19/06	8,045
Singapore Dollar	1,237,702	1,233,897	5/17/06	(3,805)
Swedish Krona	14,016,205	13,906,064	6/21/06	(110,141)
Swiss Franc	6,369,571	6,400,023	6/21/06	30,452

Total				$(103,886)

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	1052	$249,153,050	Sep-06	$(504,124)
Euro 90 day (Short)	1052	249,310,850	Mar-07	962,394
Euro-Bobl 5yr (Long)	63	8,390,639	Jun-06	(48,975)
Euro-Bund 10 yr (Short)	65	9,215,424	Jun-06	116,988
Euro-Euribor Interest Rate 90 day (Long)	4	1,167,953	Dec-06	(4,122)
Japanese Government Bond 10 yr (Long)	14	15,838,264	Jun-06	(107,708)
U.K. Gilt 10 yr (Long)	25	4,840,861	Jun-06	(82,893)
U.S. Treasury Bond 20 yr (Short)	516	56,324,625	Jun-06	1,558,460
U.S. Treasury Note 10 yr (Long)	650	69,153,906	Jun-06	(618,284)
U.S. Treasury Note 5 yr (Short)	52	5,430,750	Jun-06	19,353
U.S. Treasury Note 2 yr (Short)	925	188,569,922	Jun-06	301,383

Total				$1,592,472

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $340,057) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 0.60%
versus the six month JPY-LIBOR-BBA maturing on January 31, 2008.	JPY	11,291,100,000	Jan-07/$0.60	$544,982
Option on an interest rate swap with Citibank for the right to receive a fixed rate of 1.165%
versus the one year JPY-LIBOR-BBA maturing on April 3, 2008.	JPY	9,439,464,000	Mar-07/$1.165	152,030

Total				$697,012

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $8,250,375) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, April 1, 2036	$8,400,000	4/12/06	$8,197,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Fixed payments	Unrealized
Swap counterparty /		Termination	Fixed payments made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,800,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	$115,804
	13,700,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	824,226
	400,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(25,190)
Citibank, N.A.
JPY	960,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(170,087)
NOK	14,000,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(6,397)
EUR	1,700,000	7/22/10	2.825%	6 month EUR-EURIBOR-Telerate	42,977
JPY	1,700,000,000	3/14/13	1.54375%	6 month JPY-LIBOR-BBA	211,038
JPY	3,900,000,000	3/14/09	6 month JPY-LIBOR-BBA	0.84%	(254,277)
JPY	3,870,180,000	4/3/08	1 year JPY-LIBOR-BBA	1.165%	(45,141)
EUR	4,300,000	7/14/10	2.7515%	6 month EUR-EURIBOR-Telerate	124,277
NOK	35,500,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(43,307)
EUR	14,000,000	12/16/15	6 month EUR-EURIBOR-Telerate	3.485%	(624,101)
EUR	59,000,000	12/17/07	2.973%	6 month EUR-EURIBOR-Telerate	488,452
Credit Suisse First Boston International
	$4,287,700	7/9/06	3 month USD-LIBOR-BBA	2.931%	(41,109)
	4,835,700	7/9/14	4.945%	3 month USD-LIBOR-BBA	130,275
HSBC Bank USA
CAD	9,141,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	24,644
CAD	38,252,000	2/16/08	3 month CAD-BA-CDOR	4.20%	(38,750)
JPMorgan Chase Bank, N.A.
	$23,000,000	3/6/16	3 month USD-LIBOR-BBA	5.176%	(369,866)
	20,000,000	5/10/07	4.062%	3 month USD-LIBOR-BBA	71,121
	11,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(412,920)
	5,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	245,247
JPMorgan Securities, Inc
GBP	23,199,000	2/23/08	4.635%	6 month GBP-LIBOR-BBA	110,353
Lehman Brothers Special Financing, Inc.
	$49,000,000	3/6/08	3 month USD-LIBOR-BBA	5.133%	(121,078)
GBP	990,000	3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	26,699
	$7,839,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(260,325)
	1,800,000	1/26/14	4.3375%	3 month USD-LIBOR-BBA	117,267
JPY	1,700,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	389,310
Merrill Lynch Capital Services, Inc.
EUR	36,100,000	2/19/07	2.5645%	6 month EUR-EURIBOR-Telerate	236,977
NOK	20,900,000	7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(4,665)
EUR	2,700,000	7/26/10	2.801%	6 month EUR-EURIBOR-Telerate	71,412

Total					$812,866

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
			Fixed return payments		Unrealized
Swap counterparty /		Termination	received (paid) by	Total return received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs
	$988,000	9/15/11	(678 bp 1 month USD-LIBOR)	Ford Credit Auto Owner Trust Series 2005-B Class D	$(3,130)
Lehman Brothers Special Financing, Inc.
GBP	1,727,154	3/15/36	3.12%	GBP Non-revised Retail Price Index	12,709

Total					$9,579

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 4 Index	$(903)		$744,000	6/20/10	(360 bp)	$(27,644)
DJ CDX NA HY Series 4 Index	(3,949)		1,824,000	6/20/10	(360 bp)	(69,509)
DJ CDX NA HY Series 4 Index	(5,066)		3,648,000	6/20/10	(360 bp)	(136,184)
DJ CDX NA HY Series 3 Index	7,093		672,000	6/20/10	360 bp	31,247
DJ CDX NA HY Series 4 Index	14,905		1,344,000	6/20/10	360 bp	63,212
DJ CDX NA IG HVOL Series 4 Index	(20,714)		2,552,000	6/20/10	(90 bp)	(9,179)
Citigroup Financial Products, Inc.
DJ CDX NA HY Series 4 Index	11,539		1,764,480	6/20/10	(360 bp)	(51,859)
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,838,000	6/20/10	(677.5 bp)	39,624
Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 5 Index	(178,152)		10,185,000	12/20/10	(395 bp)	(573,739)
DJ CDX NA IG Series 4 Index 10-15% tranche	--		1,232,000	6/20/15	57.60 bp	4,322
DJ CDX NA IG Series 4 Index	(6,109)		1,232,000	6/20/15	(65 bp)	(3,087)
DJ CDX NA IG Series 4 Index	(22,100)		1,952,000	6/20/10	(90 bp)	(13,277)
DJ CDX NA IG HVOL Series 5 Index	(1,445)		1,199,000	12/20/10	(85 bp)	(4,266)
DJ CDX NA IG Series 5 Index 3-7% tranche	--		600,000	12/20/10	(113 bp)	(9,862)
DJ CDX NA IG HVOL Series 5 Index	(6,704)		1,199,000	12/20/10	(85 bp)	(9,525)
DJ CDX NA IG Series 5 Index 3-7% tranche	--		550,000	12/20/10	(115 bp)	(9,506)
DJ CDX NA HY Series 4 Index	5,953		1,824,000	6/20/10	(360 bp)	(59,607)
DJ CDX NA HY Series 3 Index	6,364		672,000	6/20/10	(360 bp)	30,518
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,108,200	6/20/15	656 bp	8,618
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,903,000	6/20/15	600 bp	(17,418)
Goldman Sachs International
one of the underlying securities in the basket of BB CMBS
securities	--		3,016,000	(a)	2.55625%	167,939
JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 4 Index	(13,419)		1,776,000	6/20/10	(360 bp)	(77,231)
Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 4 Index	(2,828)		862,000	6/20/15	(65 bp)	(713)
DJ CDX NA IG Series 4 Index 10-15% tranche	--		862,000	6/20/15	59 bp	9,531
DJ CDX NA IG Series 4 Index	215		861,000	12/20/15	(70 bp)	(3,938)
DJ CDX NA IG Series 5 Index 10-15% tranche	--		861,000	12/20/15	57.5 bp	8,534
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,607,500	6/20/10	(124.5 bp)	(30,277)
DJ CDX NA IG HVOL Series 4 Index	(4,748)		403,000	6/20/10	(90 bp)	(3,019)
DJ CDX NA IG Series 4 Index 3-7% tranche	--		403,000	6/20/12	309 bp	12,614
DJ CDX NA IG HVOL Series 5 Index	(2,900)		550,000	12/20/10	(85 bp)	(4,193)
DJ iTraxx Europe Series 4 Version 1	--	EUR	1,700,000	12/20/15	616.375 bp	123,887
DJ iTraxx Europe Series 4 Version 1	--	EUR	3,060,000	12/20/12	(230 bp)	(129,728)
DJ iTraxx Index 6-9% tranche	--	EUR	1,716,000	6/20/12	46.375 bp	5,443
DJ iTraxx Index	386	EUR	1,716,000	6/20/12	(45 bp)	(6,132)
DJ CDX NA HY Series 4 Index	(6,911)		$1,826,880	6/20/10	(360 bp)	(72,574)
DJ CDX NA HY Series 4 Index	(8,773)		1,764,480	6/20/10	(360 bp)	(72,193)
DJ CDX NA HY Series 3 Index	8,535		768,000	6/20/10	(360 bp)	36,139
DJ CDX NA HY Series 4 Index	(138,933)		1,061,760	6/20/10	(360 bp)	(177,082)
DJ CDX NA HY Series 4 Index	18,982		3,648,000	6/20/10	(360 bp)	(112,136)
Merrill Lynch International
DJ CDX NA HY Series 4 Index	23,051		783,760	6/20/10	360 bp	51,318
Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--		550,000	12/20/12	246 bp	7,315
Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 4 Index 10-15% tranche	--		853,000	6/20/15	70.5 bp	10,854
DJ CDX NA IG Series 4 Index	(6,351)		853,000	6/20/15	(65 bp)	(4,258)
DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,199,000	12/20/12	305 bp	55,606
DJ CDX NA IG Series 4 Index 3-7% tranche	--		403,000	6/20/10	(110.5 bp)	(5,504)
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,865,000	6/20/10	(114 bp)	(27,975)
DJ iTraxx EUR Series 3 Index 3-6% tranche	--	EUR	775,000	6/20/15	479 bp	(19,061)
DJ CDX NA IG Series 4 Index 3-7% tranche	--		$1,939,000	6/20/12	285 bp	36,279
DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,276,000	6/20/12	275 bp	17,171
DJ CDX NA IG Series 4 Index	(3,837)		1,724,000	6/20/12	(55 bp)	(3,705)
DJ CDX NA IG Series 4 Index 7-10% tranche	--		1,724,000	6/20/12	48 bp	12,120
DJ CDX NA HY Series 5 Index	(6,904)		783,760	12/20/10	(395 bp)	(37,345)
DJ CDX NA HY Series 5 Index 25-35% tranche	--		1,616,000	12/20/10	145 bp	68,944
DJ CDX NA HY Series 5 Index 25-35% tranche	--		975,000	12/20/10	127 bp	35,191
DJ CDX NA IG Series 5 Index	7,485		472,875	12/20/10	(395 bp)	(10,882)
DJ CDX NA IG Series 5 Index 3-7% tranche	--		550,000	12/20/10	(115 bp)	(9,506)
DJ CDX NA IG HVOL Series 5 Index	(3,099)		550,000	12/20/10	(85 bp)	(4,393)
DJ CDX NA IG Series 5 Index 3-7% tranche	--		550,000	12/20/12	248 bp	7,935

Total						$(962,146)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $489,239,188.

(b) The aggregate identified cost on a tax basis is $506,473,003, resulting in gross unrealized appreciation and depreciation of $11,395,952 and $14,353,765, respectively, or net unrealized depreciation of $2,957,813.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to [cont]
the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
March 31, 2006 was $492,532 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at
March 31, 2006.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $786,813 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $50,592,235 and $34,222,024, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments. As of March 31, 2006, the fund had unfunded loan commitments of $570,154, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

Dex Media West, LLC/Dex Media Finance Co.	$ 445,779
Trump Hotel & Casino Resort, Inc.	124,375
Totals	$570,154

At March 31, 2006, liquid assets totaling $119,856,930 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Argentina	0.9%
Brazil	1.6
Canada	1.3
Cayman Islands	1.5
France	3.0
Germany	1.3
Ireland	2.4
Luxembourg	0.6

Philippines	0.6
Russia	0.9
Spain	0.5
Sweden	0.8
United Kingdom	2.3
United States	80.5
Other	1.8
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New [cont] York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont] Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (94.3%)(a)
	Shares	Value

Aerospace and Defense (3.1%)
Boeing Co. (The)	18,845	$1,468,591
Lockheed Martin Corp.	61,117	4,591,720
		6,060,311

Banking (11.5%)
Bank of America Corp.	220,460	10,039,748
U.S. Bancorp	250,580	7,642,690
Wachovia Corp.	65,493	3,670,883
Washington Mutual, Inc.	31,020	1,322,072
		22,675,393

Beverage (0.6%)
Coca-Cola Co. (The)	4,080	170,830
Coca-Cola Enterprises, Inc.	50,090	1,018,831
		1,189,661

Building Materials (3.6%)
Masco Corp.	139,704	4,538,983
Sherwin - Williams Co. (The)	50,320	2,487,821
		7,026,804

Cable Television (1.0%)
Comcast Corp. Class A (NON)	71,310	1,865,470

Chemicals (1.0%)
Dow Chemical Co. (The)	10,017	406,690
E.I. du Pont de Nemours & Co.	5,181	218,690
Huntsman Corp. (NON)	21,580	416,494
PPG Industries, Inc.	15,629	990,097
		2,031,971

Commercial and Consumer Services (0.7%)
Cendant Corp.	80,245	1,392,251

Computers (3.3%)
Hewlett-Packard Co.	124,690	4,102,301
IBM Corp.	28,798	2,374,971
		6,477,272

Conglomerates (4.8%)
General Electric Co.	63,640	2,213,399
Honeywell International, Inc.	54,320	2,323,266
Textron, Inc.	4,250	396,908
Tyco International, Ltd. (Bermuda)	170,051	4,570,971
		9,504,544

Consumer Finance (2.2%)
Capital One Financial Corp.	43,420	3,496,178
Countrywide Financial Corp.	21,145	776,022
		4,272,200

Consumer Goods (0.3%)
Procter & Gamble Co. (The)	10,960	631,515

Electric Utilities (4.8%)
Dominion Resources, Inc.	12,080	833,882
DPL, Inc.	19,410	524,070
Energy East Corp.	13,717	333,323
Entergy Corp.	26,050	1,795,887
Exelon Corp.	28,910	1,529,339
PG&E Corp.	36,230	1,409,347
Public Service Enterprise Group, Inc.	33,006	2,113,704
Westar Energy, Inc.	12,858	267,575
Wisconsin Energy Corp.	13,510	540,265
		9,347,392

Electronics (1.5%)
Avnet, Inc. (NON)	33,540	851,245
Intel Corp.	102,890	1,990,922

		2,842,167

Energy (0.4%)
Pride International, Inc. (NON)	24,440	762,039

Financial (8.3%)
Allied Capital Corp.	19,739	604,013
Citigroup, Inc.	182,495	8,619,239
Fannie Mae	20,150	1,035,710
Freddie Mac	74,586	4,549,746
PMI Group, Inc. (The)	27,820	1,277,494
Radian Group, Inc.	2,980	179,545
		16,265,747

Food (1.1%)
General Mills, Inc.	43,610	2,210,155

Health Care Services (1.5%)
Cardinal Health, Inc.	19,630	1,462,828
CIGNA Corp.	10,660	1,392,409
		2,855,237

Homebuilding (0.2%)
Lennar Corp.	6,050	365,299

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	16,852	1,541,452

Insurance (7.4%)
ACE, Ltd. (Bermuda)	81,980	4,263,780
American International Group, Inc.	41,190	2,722,247
Axis Capital Holdings, Ltd. (Bermuda)	49,326	1,474,847
Berkshire Hathaway, Inc. Class B (NON)	140	421,680
Chubb Corp. (The)	16,620	1,586,213
Endurance Specialty Holdings, Ltd. (Bermuda)	10,230	332,987
Everest Re Group, Ltd. (Barbados)	20,210	1,887,008
Fidelity National Title Group, Inc. Class A	10,900	248,193
Genworth Financial, Inc. Class A	16,890	564,633
Willis Group Holdings, Ltd. (United Kingdom)	31,110	1,065,829
		14,567,417

Investment Banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	340	53,366
Morgan Stanley	55,610	3,493,420
		3,546,786

Machinery (0.9%)
Parker-Hannifin Corp.	22,330	1,800,021

Manufacturing (1.0%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	47,940	2,003,413

Media (1.0%)
Walt Disney Co. (The)	70,430	1,964,293

Medical Technology (1.3%)
Baxter International, Inc.	15,710	609,705
Becton, Dickinson and Co.	13,473	829,667
PerkinElmer, Inc.	47,100	1,105,437
		2,544,809

Metals (0.8%)
Alcoa, Inc.	38,640	1,180,838
Freeport-McMoRan Copper & Gold, Inc. Class B	7,050	421,379
		1,602,217

Natural Gas Utilities (0.2%)
ONEOK, Inc.	8,100	261,225
Sempra Energy	1,578	73,314
		334,539

Oil & Gas (12.9%)
Amerada Hess Corp.	5,690	810,256
Chevron Corp.	153,382	8,891,553
Exxon Mobil Corp.	136,290	8,294,609
Marathon Oil Corp.	44,710	3,405,561
Occidental Petroleum Corp.	28,510	2,641,452
Valero Energy Corp.	21,250	1,270,325

		25,313,756

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	3,538	87,070
Johnson & Johnson	52,200	3,091,284
Pfizer, Inc.	157,424	3,923,006
Wyeth	69,400	3,367,288
		10,468,648

Publishing (0.6%)
R. R. Donnelley & Sons Co.	38,070	1,245,650

Railroads (1.3%)
Norfolk Southern Corp.	46,330	2,505,063

Regional Bells (1.2%)
Verizon Communications, Inc.	67,189	2,288,457

Restaurants (0.8%)
McDonald's Corp.	47,390	1,628,320

Retail (2.2%)
Foot Locker, Inc.	25,480	608,462
Office Depot, Inc. (NON)	39,640	1,476,194
Supervalu, Inc.	75,437	2,324,968
		4,409,624

Software (1.9%)
Microsoft Corp.	49,810	1,355,330
Oracle Corp. (NON)	157,990	2,162,883
Symantec Corp. (NON)	14,510	244,203
		3,762,416

Telecommunications (1.4%)
Sprint Nextel Corp.	108,820	2,811,909

Tobacco (1.5%)
Altria Group, Inc.	40,680	2,882,585

Waste Management (0.1%)
Waste Management, Inc.	7,459	263,303

Total common stocks (cost $163,484,592)		$185,260,106

CONVERTIBLE PREFERRED STOCKS (4.4%)(a)
	Shares	Value
Amerada Hess Corp. $3.50 cv. pfd.	5,080	$607,060
Chubb Corp. (The) $1.75 cv. pfd.	5,070	172,380
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	7,640	245,091
Conseco, Inc. $1.38 cum. cv. pfd.	4,480	132,720
Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)	61	80,596
General Motors Corp. Ser. A, $1.13 cv. pfd.	18,300	423,188
Hartford Financial Services Group, Inc. (The) $3.50
cv. pfd.	3,450	249,263
Hartford Financial Services Group, Inc. (The) $3.00
cv. pfd.	7,560	539,595
Huntsman Corp. $2.50 cv. pfd.	32,060	1,374,573
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	105	98,175
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	16,165	428,373
MetLife, Inc. Ser. B, $1.594 cv. pfd.	3,457	92,907
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	8,880	259,740
PMI Group, Inc. (The) $1.469 cv. pfd.	10,540	277,993
UnumProvident Corp. $2.063 cv. pfd.	4,700	182,125
Xerox Corp. $6.25 cv. pfd.	20,410	2,541,045
XL Capital, Ltd. $1.75 cv. pfd. (Bermuda)	3,100	77,159
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)	42,070	933,533

Total convertible preferred stocks (cost $8,294,175)		$8,715,516

UNITS (0.1%)(a) (cost $167,118)
	Units	Value

Hercules, Inc. cv.sub.debs Ser. units, 6.50%, 2029	209,000	$167,200

SHORT-TERM INVESTMENTS (1.3%)(a) (cost $2,648,281)

	Shares	Value
Putnam Prime Money Market Fund (e)	2,648,281	$2,648,281

TOTAL INVESTMENTS

Total investments (cost $174,594,166) (b)		$196,791,103

NOTES

(a) Percentages indicated are based on net assets of $196,479,693.

(b) The aggregate identified cost on a tax basis is $174,986,222 resulting in gross unrealized appreciation and depreciation of $25,506,627 and $3,701,746, respectively, or net unrealized appreciation of $21,804,881.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,987 for the period ended March 31, 2006. During the period ended March, 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $7,984,331 and $11,072,547 respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (58.2%)(a)

	Shares	Value

Banking (6.0%)
Bank of America Corp.	392,330	$17,866,708
Commerce Bancorp, Inc.	29,600	1,084,840
U.S. Bancorp	323,100	9,854,550
Wachovia Corp.	56,300	3,155,615
Wells Fargo & Co.	122,600	7,830,462
		39,792,175

Basic Materials (1.9%)
Alcoa, Inc.	65,600	2,004,736
Crown Holdings, Inc. (NON)	57,000	1,011,180
Dow Chemical Co. (The)	9,700	393,820
E.I. du Pont de Nemours & Co.	70,100	2,958,921
Freeport-McMoRan Copper & Gold, Inc. Class B	14,200	848,734
Huntsman Corp. (NON)	20,000	386,000
Phelps Dodge Corp.	15,600	1,256,268
PPG Industries, Inc.	16,000	1,013,600
Rohm & Haas Co.	32,100	1,568,727
United States Steel Corp. (S)	17,500	1,061,900
		12,503,886

Capital Goods (2.8%)
Boeing Co. (The)	38,050	2,965,237
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	59,940	2,504,893
Lockheed Martin Corp.	97,200	7,302,636
Owens-Illinois, Inc. (NON)	10,400	180,648
Parker-Hannifin Corp.	44,000	3,546,840
Waste Management, Inc.	61,800	2,181,540
		18,681,794

Communication Services (2.4%)
Sprint Nextel Corp.	277,597	7,173,106
Verizon Communications, Inc.	256,340	8,730,940
		15,904,046

Conglomerates (3.9%)
General Electric Co.	382,800	13,313,784
Honeywell International, Inc.	71,110	3,041,375
Textron, Inc.	21,300	1,989,207
Tyco International, Ltd. (Bermuda)	293,400	7,886,592
		26,230,958

Consumer Cyclicals (6.2%)
Brunswick Corp.	20,300	788,858
Cendant Corp.	209,900	3,641,765
Foot Locker, Inc.	41,400	988,632
Gap, Inc. (The)	43,400	810,712
General Motors Corp.	86,800	1,846,236
Home Depot, Inc. (The)	23,100	977,130
Lennar Corp.	16,500	996,270
Masco Corp.	200,900	6,527,241
Michaels Stores, Inc. (S)	33,111	1,244,311
NVR, Inc. (NON)	1,310	968,025
Office Depot, Inc. (NON)	67,500	2,513,700
R. R. Donnelley & Sons Co.	82,300	2,692,856
Royal Caribbean Cruises, Ltd.	45,800	1,924,516
Sears Holdings Corp. (NON)	6,435	850,964
Sherwin Williams Co.	82,400	4,073,856
Staples, Inc.	33,400	852,368
Target Corp.	18,700	972,587
Vulcan Materials Co.	13,200	1,143,780
Walt Disney Co. (The)	181,900	5,073,191
Whirlpool Corp.	30,900	2,826,423
		41,713,421

Consumer Finance (1.4%)
Capital One Financial Corp.	72,930	5,872,324
Countrywide Financial Corp. (S)	88,700	3,255,290
		9,127,614

Consumer Staples (4.7%)
Altria Group, Inc.	89,580	6,347,639
Coca-Cola Co. (The)	70,400	2,947,648

Coca-Cola Enterprises, Inc.	76,570	1,557,434
Comcast Corp. Class A (NON)	238,300	6,233,928
General Mills, Inc.	67,900	3,441,172
McDonald's Corp.	97,500	3,350,100
Newell Rubbermaid, Inc.	29,900	753,181
Procter & Gamble Co. (The)	33,300	1,918,746
Rite Aid Corp. (NON) (S)	269,240	1,076,960
Supervalu, Inc. (S)	114,700	3,535,054
		31,161,862

Energy (5.0%)
Amerada Hess Corp. (S)	19,600	2,791,040
BJ Services Co.	29,500	1,020,700
Chevron Corp.	75,200	4,359,344
Cooper Cameron Corp. (NON)	30,700	1,353,256
Devon Energy Corp.	22,500	1,376,325
EOG Resources, Inc.	11,100	799,200
Exxon Mobil Corp.	162,300	9,877,578
Marathon Oil Corp.	50,900	3,877,053
Occidental Petroleum Corp.	27,500	2,547,875
Pride International, Inc. (NON)	65,000	2,026,700
Sunoco, Inc.	12,700	985,139
Valero Energy Corp.	16,700	998,326
Weatherford International, Ltd. (NON)	23,000	1,052,250
		33,064,786

Financial (4.8%)
Allied Capital Corp. (S)	25,283	773,660
Citigroup, Inc. (SEG)	363,900	17,186,997
Fannie Mae	32,610	1,676,154
Freddie Mac	62,190	3,793,590
Lehman Brothers Holdings, Inc.	16,300	2,355,839
PMI Group, Inc. (The)	65,600	3,012,352
Radian Group, Inc.	5,300	319,325
Washington Mutual, Inc.	73,600	3,136,832
		32,254,749

Health Care (4.6%)
Amgen, Inc. (NON) (SEG)	20,700	1,505,925
Barr Pharmaceuticals, Inc. (NON)	11,000	692,780
Baxter International, Inc.	56,400	2,188,884
Becton, Dickinson and Co.	51,100	3,146,738
Boston Scientific Corp. (NON)	84,900	1,956,945
Cardinal Health, Inc.	47,819	3,563,472
CIGNA Corp.	28,170	3,679,565
HCA, Inc.	34,100	1,561,439
Johnson & Johnson	49,780	2,947,972
Pfizer, Inc.	46,300	1,153,796
Watson Pharmaceuticals, Inc. (NON)	45,800	1,316,292
WellPoint, Inc. (NON)	51,300	3,972,159
Wyeth	64,700	3,139,244
		30,825,211

Insurance (4.3%)
ACE, Ltd. (Bermuda)	89,800	4,670,498
American International Group, Inc.	74,700	4,936,923
Axis Capital Holdings, Ltd. (Bermuda)	52,690	1,575,431
Berkshire Hathaway, Inc. Class B (NON)	278	837,336
Chubb Corp. (The)	47,900	4,571,576
Everest Re Group, Ltd. (Barbados)	53,400	4,985,958
Genworth Financial, Inc. Class A	51,580	1,724,319
Hartford Financial Services Group, Inc. (The)	20,600	1,659,330
Prudential Financial, Inc. (S)	30,100	2,281,881
Willis Group Holdings, Ltd. (United Kingdom)	46,700	1,599,942
		28,843,194

Investment Banking/Brokerage (0.9%)
Bear Stearns Cos., Inc. (The) (S)	17,200	2,385,640
Morgan Stanley	58,200	3,656,124
		6,041,764

Technology (6.1%)
Accenture, Ltd. Class A (Bermuda)	63,900	1,921,473
Applied Materials, Inc.	66,900	1,171,419
Arrow Electronics, Inc. (NON)	33,500	1,081,045
Avnet, Inc. (NON)	36,600	928,908
Cisco Systems, Inc. (NON)	137,600	2,981,792
Dell, Inc. (NON)	99,200	2,952,192
EMC Corp. (NON)	146,300	1,994,069
Fair Isaac Corp.	20,500	812,210
Hewlett-Packard Co.	265,000	8,718,500
IBM Corp.	27,000	2,226,690
Intel Corp.	298,600	5,777,910
McAfee, Inc. (NON)	64,700	1,574,151

Micron Technology, Inc. (NON)	73,600	1,083,392
Microsoft Corp.	103,100	2,805,351
Oracle Corp. (NON)	215,700	2,952,933
Symantec Corp. (NON)	111,700	1,879,911
		40,861,946

Transportation (0.5%)
Norfolk Southern Corp.	47,900	2,589,953
Southwest Airlines Co.	40,500	728,595
		3,318,548

Utilities & Power (2.8%)
AES Corp. (The) (NON)	58,800	1,003,128
Dominion Resources, Inc.	28,190	1,945,956
DPL, Inc. (S)	43,800	1,182,600
Entergy Corp.	37,220	2,565,947
Exelon Corp.	69,060	3,653,274
PG&E Corp.	98,540	3,833,206
Public Service Enterprise Group, Inc.	14,300	915,772
Sempra Energy	29,800	1,384,508
Wisconsin Energy Corp.	49,700	1,987,503
		18,471,894

Total common stocks (cost $322,847,146)		$388,797,848

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates 7s, June 15, 2031	$15,002	$15,849

U.S. Government Agency Mortgage Obligations (14.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, June 1, 2035	264,611	258,606
5 1/2s, with due dates from November 1, 2018 to
April 1, 2020	258,929	257,310
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	29,048	31,360
8s, with due dates from October 1, 2025 to July 1, 2033	32,299	34,108
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	239,873	250,651
7s, with due dates from April 1, 2032 to
December 1, 2035	2,020,037	2,082,079
7s, with due dates from June 1, 2007 to
November 1, 2014	127,980	131,103
6 1/2s, with due dates from April 1, 2033 to
January 1, 2035	651,678	665,271
6 1/2s, February 1, 2016	20,923	21,403
6s, with due dates from December 1, 2031 to
March 1, 2035	142,116	142,400
6s, with due dates from April 1, 2016 to
November 1, 2016	7,687	7,792
5 1/2s, with due dates from March 1, 2021 to
February 1, 2036	1,291,122	1,269,987
5 1/2s, with due dates from July 1, 2019 to
November 1, 2020	4,946,306	4,919,914
5 1/2s, TBA, May 1, 2036	15,750,000	15,356,250
5 1/2s, TBA, April 1, 2036	31,390,000	30,634,678
5 1/2s, TBA, April 1, 2021	3,000	2,981
5s, with due dates from May 1, 2018 to April 1, 2020	339,820	331,788
5s, TBA, May 1, 2036	23,500,000	22,352,540
5s, TBA, April 1, 2036	15,800,000	15,039,625
4 1/2s, TBA, May 1, 2036	3,850,000	3,548,768
4 1/2s, TBA, April 1, 2036	1,200,000	1,106,625
		98,445,239

Total U.S. government and agency mortgage obligations (cost $99,431,792)		$98,461,088

U.S. TREASURY OBLIGATIONS (2.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$6,755,000	$7,894,906
U.S. Treasury Notes
4 1/4s, August 15, 2013	2,145,000	2,063,222
3 1/4s, August 15, 2008	4,217,000	4,069,734

Total U.S. treasury obligations (cost $14,135,391)		$14,027,862

COLLATERALIZED MORTGAGE OBLIGATIONS (14.6%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	$117,000	$117,931
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	108,000	108,324
Asset Securitization Corp. Ser. 96-MD6, Class A7,
7.439s, 2029	250,000	261,416
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	169,164
Ser. 06-1, Class XC,Interest Only (IO), 0.045s, 2045	3,827,000	26,644
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	99,444
Ser. 05-1, Class XW, IO, 0.104s, 2042	46,784,251	233,159
Ser. 05-4, Class XC, IO, 0.039s, 2045	11,249,258	79,549
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.699s, 2018	26,000	26,085
FRB Ser. 04-BBA4, Class G, 5.449s, 2018	61,000	61,237
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.67s, 2014	135,000	134,811
FRB Ser. 05-MIB1, Class K, 6.749s, 2022	111,000	108,982
FRB Ser. 05-ESHA, Class K, 6.54s, 2020	279,000	278,998
FRB Ser. 06-LAQ, Class M, 6.573s, 2021	154,000	154,000
FRB Ser. 05-BOCA, Class L, 6.449s, 2016	254,000	254,436
FRB Ser. 06-LAQ, Class L, 6473s, 2021	128,000	128,000
FRB Ser. 05-BOCA, Class K, 6.099s, 2016	100,000	100,172
FRB Ser. 05-MIB1, Class J, 5.799s, 2022	244,000	244,295
FRB Ser. 05-ESHA, Class G, 5.62s, 2020	112,000	111,807
Ser. 06-LAQ, Class X1, IO, 1.415s, 2021	11,169,000	101,973
Ser. 03-BBA2, Class X1A, IO, 0.44s, 2015	3,830,417	6,765
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	260,000	259,792
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.12s, 2035	256,471	256,163
Ser. 05-3A, IO, 0.775s, 2035	2,961,594	246,065
Ser. 05-1A, IO, 0.775s, 2035	1,095,638	81,060
Ser. 04-3, IO, 0.775s, 2035	885,758	65,982
Ser. 04-2, IO, 0.72s, 2034	2,008,231	149,754
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.044s, 2042	7,031,212	66,466
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.399s, 2018	270,000	270,000
FRB Ser. 05-LXR1, Class H, 5.949s, 2018	135,000	135,000
FRB Ser. 05-LXR1, Class G, 5.699s, 2018	135,000	135,000
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	13,100,000	104,892
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	17,584,853	79,677
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.199s, 2032	151,000	168,431
Ser. 04-PR3I, Class X1, IO, 0.12s, 2041	1,147,371	25,647
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	73,000	77,726
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	592,021
Ser. 98-1, Class G, 6.56s, 2030	148,000	152,311
Ser. 98-1, Class H, 6.34s, 2030	227,000	189,295
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.055s, 2043	15,767,224	163,831
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.13s, 2046	10,758,000	65,977
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	490,500	493,765
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	263,117
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	3,616,000	3,413,938
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	129,070
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	103,031
FRB Ser. 01-J2A, Class A2F, 5.251s, 2034	211,000	213,431
Ser. 05-C6, Class XC, IO, 0.04s, 2044	12,429,969	83,032
Ser. 05-LP5, Class XC, IO, 0.039s, 2043	11,204,340	116,861
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	371,826
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	234,133
Ser. 05-C4, Class A5, 5.104s, 2038	1,979,000	1,911,971
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 5.699s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class J, 5.699s, 2016	189,000	188,999
FRB Ser. 05-TF2A, Class J, 5.649s, 2020	277,000	276,999
FRB Ser. 05-TFLA, Class H, 5.499s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class H, 5.449s, 2019	81,000	81,000
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	9,013,000	273,454
Ser. 02-CP3, Class AX, IO, 0.43s, 2035	2,564,179	103,070
Ser. 03-C3, Class AX, IO, 0.338s, 2038	6,541,256	271,504
Ser. 05-C2, Class AX, IO, 0.064s, 2037	9,276,135	135,125
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	292,000	312,718
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	206,847
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	368,548
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,

Class A3, 7.76s, 2030	120,000	121,659
Fannie Mae
FRB Ser. 05-36, Class QA, 20 5/8s, 2035	85,827	88,635
IFB Ser. 05-37, Class SU, 9.927s, 2035	448,066	481,583
Ser. 04-T3, Class PT1, 9.737s, 2044	177,934	189,308
Ser. 03-W6, Class PT1, 9.574s, 2042	92,551	98,357
Ser. 02-T12, Class A4, 9 1/2s, 2042	38,855	41,073
Ser. 02-T4, Class A4, 9 1/2s, 2041	329,599	347,893
Ser. 02-T6, Class A3, 9 1/2s, 2041	79,056	83,183
IFB Ser. 04-10, Class QC, 9.327s, 2031	254,798	262,233
Ser. 06-20, Class IP, IO, 8s, 2030	170,000	34,890
Ser. 02-26, Class A2, 7 1/2s, 2048	271,968	282,940
Ser. 05-W3, Class 1A, 7 1/2s, 2045	724,345	757,672
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	469,926	490,422
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	107,230	111,917
Ser. 04-W14, Class 2A, 7 1/2s, 2044	49,658	51,801
Ser. 04-W8, Class 3A, 7 1/2s, 2044	515,659	538,530
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	219,506	229,143
Ser. 04-W2, Class 5A, 7 1/2s, 2044	952,976	995,045
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	351,188	366,292
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	161,887	168,924
Ser. 03-W1, Class 2A, 7 1/2s, 2042	107,431	111,554
Ser. 03-W4, Class 4A, 7 1/2s, 2042	50,863	52,839
Ser. 02-T18, Class A4, 7 1/2s, 2042	145,034	151,018
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	491,387	511,675
Ser. 02-T16, Class A3, 7 1/2s, 2042	640,919	667,223
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	436,623	454,708
Ser. 02-W6, Class 2A, 7 1/2s, 2042	367,469	382,006
Ser. 02-T12, Class A3, 7 1/2s, 2042	183,780	190,967
Ser. 02-W4, Class A5, 7 1/2s, 2042	710,467	738,909
Ser. 02-W1, Class 2A, 7 1/2s, 2042	428,587	444,082
Ser. 02-14, Class A2, 7 1/2s, 2042	78,386	81,481
Ser. 01-T10, Class A2, 7 1/2s, 2041	239,277	248,320
Ser. 02-T4, Class A3, 7 1/2s, 2041	105,552	109,568
Ser. 02-T6, Class A2, 7 1/2s, 2041	692,896	718,339
Ser. 01-T12, Class A2, 7 1/2s, 2041	266,001	276,061
Ser. 01-T8, Class A1, 7 1/2s, 2041	667,347	691,562
Ser. 01-T7, Class A1, 7 1/2s, 2041	723,400	749,162
Ser. 01-T3, Class A1, 7 1/2s, 2040	47,492	49,218
Ser. 01-T1, Class A1, 7 1/2s, 2040	115,206	119,563
Ser. 99-T2, Class A1, 7 1/2s, 2039	24,720	25,773
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	177,010	183,955
Ser. 02-T1, Class A3, 7 1/2s, 2031	163,983	170,336
Ser. 00-T6, Class A1, 7 1/2s, 2030	191,397	198,213
Ser. 02-W7, Class A5, 7 1/2s, 2029	86,051	89,552
Ser. 01-T4, Class A1, 7 1/2s, 2028	517,276	540,632
Ser. 02-W3, Class A5, 7 1/2s, 2028	113,432	117,910
IFB Ser. 06-27, Class SP, 7.443s, 2036	299,000	295,575
IFB Ser. 06-8, Class PK, 7.127s, 2036	430,996	416,382
IFB Ser. 05-74, Class CP, 7.084s, 2035	245,862	244,733
IFB Ser. 05-76, Class SA, 7.084s, 2034	347,078	340,891
IFB Ser. 05-57, Class CD, 7.057s, 2035	220,466	219,071
Ser. 02-26, Class A1, 7s, 2048	222,307	228,447
Ser. 04-T3, Class 1A3, 7s, 2044	294,642	303,791
Ser. 03-W3, Class 1A2, 7s, 2042	106,561	109,664
Ser. 02-T16, Class A2, 7s, 2042	225,080	231,582
Ser. 02-14, Class A1, 7s, 2042	86,385	88,709
Ser. 02-T4, Class A2, 7s, 2041	44,500	45,698
Ser. 01-W3, Class A, 7s, 2041	83,929	86,123
Ser. 05-W4, Class 1A3, 7s, 2035	143,752	148,359
Ser. 04-W1, Class 2A2, 7s, 2033	1,008,249	1,039,253
IFB Ser. 06-11, Class PS, 6.9s, 2036	404,165	390,966
IFB Ser. 06-8, Class HP, 6.9s, 2036	388,596	381,169
IFB Ser. 06-8, Class WK, 6.9s, 2036	579,343	565,451
IFB Ser. 05-106, Class US, 6.9s, 2035	596,770	593,580
IFB Ser. 05-99, Class SA, 6.9s, 2035	290,383	284,565
IFB Ser. 05-74, Class SK, 6.88s, 2035	454,330	449,133
IFB Ser. 05-74, Class CS, 6.77s, 2035	279,516	275,719
IFB Ser. 05-45, Class DA, 6.754s, 2035	439,931	431,072
IFB Ser. 05-74, Class DM, 6.717s, 2035	559,998	547,019
IFB Ser. 05-45, Class DC, 6.644s, 2035	366,609	357,730
IFB Ser. 04-79, Class SA, 6.578s, 2032	601,201	573,086
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	183,823	32,218
IFB Ser. 05-114, Class SP, 6.33s, 2036	165,154	156,174
IFB Ser. 05-57, Class DC, 6.116s, 2034	396,748	390,430
IFB Ser. 05-45, Class PC, 5.796s, 2034	199,974	195,180
Ser. 350, Class 2, IO, 5 1/2s, 2034	1,942,376	472,148
Ser. 329, Class 2, IO, 5 1/2s, 2033	2,735,124	668,395
IFB Ser. 05-95, Class OP, 5.473s, 2035	141,000	126,719
IFB Ser. 05-73, Class SA, 5.023s, 2035	244,533	228,619
IFB Ser. 05-83, Class QP, 4.867s, 2034	97,643	88,583
IFB Ser. 05-93, Class AS, 4.83s, 2034	128,338	114,106
IFB Ser. 05-56, Class TP, 3.696s, 2033	108,293	95,207
IFB Ser. 97-44, Class SN, IO, 3.44s, 2023	197,878	17,413
IFB Ser. 02-89, Class S, IO, 3.382s, 2033	538,403	47,447
IFB Ser. 02-36, Class QH, IO, 3.232s, 2029	32,825	572
IFB Ser. 03-66, Class SA, IO, 2.832s, 2033	591,809	41,148
IFB Ser. 03-48, Class S, IO, 2.732s, 2033	258,189	17,913
IFB Ser. 02-92, Class SB, IO, 2.532s, 2030	199,172	12,335
IFB Ser. 05-113, Class DI, IO, 2.412s, 2036	4,673,081	275,818
IFB Ser. 05-52, Class DC, IO, 2.382s, 2035	398,164	30,702

IFB Ser. 04-24, Class CS, IO, 2.332s, 2034	722,910	52,863
IFB Ser. 03-122, Class SA, IO, 2.282s, 2028	1,024,385	52,614
IFB Ser. 03-122, Class SJ, IO, 2.282s, 2028	1,088,558	56,925
IFB Ser. 04-65, Class ST, IO, 2.232s, 2034	803,171	43,170
IFB Ser. 04-51, Class S0, IO, 2.232s, 2034	146,078	7,304
IFB Ser. 04-60, Class SW, IO, 2.232s, 2034	1,356,103	93,015
Ser. 03-W12, Class 2, IO, 2.229s, 2043	1,453,733	71,512
IFB Ser. 05-65, Class KI, IO, 2.182s, 2035	2,839,859	159,427
IFB Ser. 06-20, Class BI, IO, 2.01s, 2036	5,640,000	256,281
IFB Ser. 05-42, Class SA, IO, 1.982s, 2035	1,144,428	59,825
Ser. 03-W10, Class 1, IO, 1.965s, 2043	4,991,327	226,825
IFB Ser. 05-73, Class SI, IO, 1.932s, 2035	282,431	14,055
IFB Ser. 05-17, Class ES, IO, 1.932s, 2035	561,116	35,714
IFB Ser. 05-17, Class SY, IO, 1.932s, 2035	261,858	16,512
IFB Ser. 05-62, Class FS, IO, 1.932s, 2034	704,685	37,478
IFB Ser. 06-20, Class PI, IO, 1.93s, 2030	1,340,000	51,806
Ser. 03-W10, Class 3, IO, 1.929s, 2043	916,079	42,766
IFB Ser. 05-82, Class SW, IO, 1.912s, 2035	1,090,475	48,219
IFB Ser. 05-82, Class SY, IO, 1.912s, 2035	1,387,661	61,361
IFB Ser. 05-45, Class EW, IO, 1.902s, 2035	2,063,019	100,525
IFB Ser. 05-45, Class SR, IO, 1.902s, 2035	1,861,895	90,495
IFB Ser. 05-47, Class SW, IO, 1.902s, 2035	1,597,032	69,059
IFB Ser. 05-105, Class S, IO, 1.882s, 2035	423,354	20,903
IFB Ser. 05-95, Class CI, IO, 1.882s, 2035	622,807	34,115
IFB Ser. 05-84, Class SG, IO, 1.882s, 2035	1,103,483	67,373
IFB Ser. 05-87, Class SG, IO, 1.882s, 2035	1,399,979	70,436
IFB Ser. 05-89, Class S, IO, 1.882s, 2035	1,987,063	86,856
IFB Ser. 05-69, Class AS, IO, 1.882s, 2035	291,916	15,462
IFB Ser. 05-54, Class SA, IO, 1.882s, 2035	1,316,688	58,013
IFB Ser. 05-23, Class SG, IO, 1.882s, 2035	869,853	54,638
IFB Ser. 05-29, Class SX, IO, 1.882s, 2035	1,046,558	58,751
IFB Ser. 05-57, Class CI, IO, 1.882s, 2035	768,946	42,024
IFB Ser. 05-104, Class NI, IO, 1.882s, 2035	184,592	11,926
IFB Ser. 05-17, Class SA, IO, 1.882s, 2035	791,629	46,948
IFB Ser. 05-17, Class SE, IO, 1.882s, 2035	848,588	49,612
IFB Ser. 05-57, Class DI, IO, 1.882s, 2035	1,840,460	96,395
IFB Ser. 04-92, Class S, IO, 1.882s, 2034	893,432	46,208
IFB Ser. 05-104, Class SI, IO, 1.882s, 2033	1,387,896	80,231
IFB Ser. 05-83, Class QI, IO, 1.872s, 2035	153,378	10,009
IFB Ser. 05-92, Class SC, IO, 1.862s, 2035	1,468,297	80,301
IFB Ser. 05-73, Class SD, IO, 1.862s, 2035	705,176	39,033
IFB Ser. 05-83, Class SL, IO, 1.852s, 2035	2,907,608	147,273
IFB Ser. 06-8, Class NS, IO, 1.812s, 2036	1,788,109	98,032
IFB Ser. 05-95, Class OI, IO, 1.772s, 2035	98,137	6,331
IFB Ser. 04-38, Class SI, IO, 1.752s, 2033	1,298,021	49,455
IFB Ser. 04-72, Class SB, IO, 1.682s, 2034	594,061	22,649
IFB Ser. 03-112, Class SA, IO, 1.682s, 2028	561,343	17,993
Ser. 03-W8, Class 12, IO, 1.637s, 2042	3,456,685	130,419
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	49,000	109
IFB Ser. 05-67, Class BS, IO, 1.332s, 2035	750,283	29,425
Ser. 03-W6, Class 11, IO, 1.286s, 2035	682,023	409
IFB Ser. 05-74, Class SE, IO, 1.282s, 2035	2,466,844	76,495
IFB Ser. 05-82, Class SI, IO, 1.282s, 2035	2,405,340	71,221
IFB Ser. 05-87, Class SE, IO, 1.232s, 2035	5,598,173	185,440
IFB Ser. 05-58, Class IK, IO, 1.182s, 2035	582,319	22,815
IFB Ser. 04-54, Class SW, IO, 1.182s, 2033	341,045	8,750
Ser. 03-W17, Class 12, IO, 1.151s, 2033	1,318,717	38,708
Ser. 03-T2, Class 2, IO, 0.854s, 2042	5,149,598	93,185
Ser. 03-W6, Class 51, IO, 0.682s, 2042	1,540,480	16,945
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	464,965	7,324
Ser. 01-T12, Class IO, 0.568s, 2041	2,564,949	29,626
Ser. 03-W2, Class 1, IO, 0.472s, 2042	2,756,482	26,208
Ser. 03-W3, Class 1, IO, 0.438s, 2042	5,347,641	50,254
Ser. 02-T1, Class IO, IO, 0.425s, 2031	2,105,211	19,045
Ser. 03-W6, Class 3, IO, 0.365s, 2042	2,107,326	9,904
Ser. 03-W6, Class 23, IO, 0.351s, 2042	2,260,373	10,172
Ser. 03-W4, Class 3A, IO, 0.305s, 2042	2,017,312	17,674
Ser. 03-W8, Class 11, IO, 0.03s, 2042	1,076,402	117
Ser. 03-W6, Class 21, IO, 0.004s, 2042	800,065	--
Ser. 05-113, Class DO, PO, zero %, 2036	718,727	566,366
Ser. 363, Class 1, PO, zero %, 2035	2,221,672	1,579,274
Ser. 361, Class 1, PO, zero %, 2035	1,086,729	831,374
Ser. 05-65, Class KO, PO, zero %, 2035	85,008	67,909
Ser. 04-38, Class A0, PO, zero %, 2034	707,016	500,324
Ser. 342, Class 1, PO, zero %, 2033	274,632	209,424
Ser. 02-82, Class TO, PO, zero %, 2032	188,877	143,752
Ser. 04-61, Class C0, PO, zero %, 2031	420,000	314,606
FRB Ser. 05-117, Class GF, zero %, 2036	137,953	128,879
FRB Ser. 05-65, Class ER, zero %, 2035	441,301	479,073
FRB Ser. 05-57, Class UL, zero %, 2035	460,919	494,590
FRB Ser. 05-65, Class CU, zero %, 2034	77,866	111,084
FRB Ser. 05-81, Class DF, zero %, 2033	66,916	72,938
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	41,204	43,545
Ser. T-60, Class 1A3, 7 1/2s, 2044	783,713	817,715
Ser. T-59, Class 1A3, 7 1/2s, 2043	371,450	388,243
Ser. T-58, Class 4A, 7 1/2s, 2043	210,858	219,315
Ser. T-57, Class 1A3, 7 1/2s, 2043	589,200	612,757
Ser. T-51, Class 2A, 7 1/2s, 2042	287,585	298,459
Ser. T-42, Class A5, 7 1/2s, 2042	117,342	121,915

Ser. T-41, Class 3A, 7 1/2s, 2032	509,847	529,183
Ser. T-60, Class 1A2, 7s, 2044	777,028	800,735
Ser. T-41, Class 2A, 7s, 2032	41,023	42,090
Ser. T-56, Class A, IO, 0.646s, 2043	2,205,359	24,495
Ser. T-56, Class 3, IO, 0.355s, 2043	1,605,602	16,651
Ser. T-56, Class 1, IO, 0.28s, 2043	1,961,117	13,769
Ser. T-56, Class 2, IO, 0.039s, 2043	1,821,817	4,915
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	493,928	525,972
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.696s, 2033	3,946,501	260,383
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	377,672
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	127,184
Ser. 97-C1, Class A3, 7.38s, 2029	229,284	231,266
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	470,253
Freddie Mac
IFB Ser. 2963, Class SV, 9.605s, 2034	122,000	125,036
IFB Ser. 2763, Class SC, 9.605s, 2032	542,247	555,890
IFB Ser. 2990, Class LB, 9.048s, 2034	426,327	382,137
IFB Ser. 3114, Class GK, 8.44s, 2036	150,384	146,135
IFB Ser. 3081, Class DC, 7.791s, 2035	230,021	222,573
Ser. 3114, Class BL, IO, 7 1/2s, 2030	97,641	18,623
IFB Ser. 2976, Class LC, 7.008s, 2035	170,358	164,745
IFB Ser. 2976, Class KL, 6.971s, 2035	400,708	387,679
IFB Ser. 2990, Class DP, 6.861s, 2034	353,450	340,887
IFB Ser. 2979, Class AS, 6.861s, 2034	103,360	99,775
IFB Ser. 2996, Class SA, 6.741s, 2035	202,238	187,576
IFB Ser. 3072, Class SA, 6.715s, 2035	97,986	90,576
IFB Ser. 3072, Class SM, 6.385s, 2035	143,146	130,364
IFB Ser. 3072, Class SB, 6.238s, 2035	135,248	122,437
IFB Ser. 3065, Class DC, 5.614s, 2035	351,746	317,728
IFB Ser. 3050, Class SA, 5.003s, 2034	245,949	218,567
IFB Ser. 2990, Class WP, 4.776s, 2035	279,128	260,200
IFB Ser. 2927, Class SI, IO, 3.751s, 2035	667,126	72,063
IFB Ser. 2538, Class SH, IO, 2.801s, 2032	100,497	6,459
IFB Ser. 2828, Class GI, IO, 2.751s, 2034	726,774	67,756
IFB Ser. 2802, Class SM, IO, 2.601s, 2032	219,510	14,092
IFB Ser. 2869, Class SH, IO, 2.551s, 2034	383,376	22,270
IFB Ser. 2869, Class JS, IO, 2.501s, 2034	1,815,514	108,276
IFB Ser. 2882, Class SL, IO, 2.451s, 2034	381,153	26,879
IFB Ser. 2682, Class TQ, IO, 2.301s, 2033	310,499	16,398
IFB Ser. 2815, Class PT, IO, 2.301s, 2032	712,320	46,812
IFB Ser. 2828, Class TI, IO, 2.301s, 2030	347,152	22,456
IFB Ser. 3033, Class SF, IO, 2.051s, 2035	519,336	21,585
IFB Ser. 3028, Class ES, IO, 2.001s, 2035	1,673,833	114,029
IFB Ser. 2922, Class SE, IO, 2.001s, 2035	1,033,816	46,842
IFB Ser. 3045, Class DI, IO, 1.981s, 2035	5,434,663	248,365
IFB Ser. 2981, Class AS, IO, 1.971s, 2035	930,839	39,849
IFB Ser. 2981, Class BS, IO, 1.971s, 2035	483,525	21,304
IFB Ser. 3118, Class SD, IO, 1.951s, 2036	1,761,273	76,505
IFB Ser. 3054, Class CS, IO, 1.951s, 2035	392,151	18,137
IFB Ser. 3107, Class DC, IO, 1.951s, 2035	1,695,311	123,705
IFB Ser. 3066, Class SI, IO, 1.951s, 2035	1,130,782	75,454
IFB Ser. 2924, Class SA, IO, 1.951s, 2035	1,474,521	62,667
IFB Ser. 2927, Class ES, IO, 1.951s, 2035	539,394	25,604
IFB Ser. 2950, Class SM, IO, 1.951s, 2016	744,589	44,210
IFB Ser. 3031, Class BI, IO, 1.941s, 2035	330,950	20,983
IFB Ser. 3067, Class SI, IO, 1.901s, 2035	1,306,805	89,726
IFB Ser. 2986, Class WS, IO, 1.901s, 2035	430,476	14,375
IFB Ser. 2962, Class BS, IO, 1.901s, 2035	2,178,954	111,660
IFB Ser. 3114, Class TS, IO, 1.901s, 2030	2,642,814	109,163
IFB Ser. 3114, Class BI, IO, 1.901s, 2030	1,041,059	40,144
IFB Ser. 2990, Class LI, IO, 1.881s, 2034	636,998	36,575
IFB Ser. 3065, Class DI, IO, 1.871s, 2035	255,803	15,164
IFB Ser. 3114, Class GI, IO, 1.851s, 2036	374,558	23,344
IFB Ser. 3081, Class DI, IO, 1.731s, 2035	325,592	18,211
IFB Ser. 2988, Class AS, IO, 1.451s, 2035	211,580	7,275
IFB Ser. 3016, Class SP, IO, 1.361s, 2035	338,260	10,307
IFB Ser. 3016, Class SQ, IO, 1.361s, 2035	796,299	24,638
IFB Ser. 2937, Class SY, IO, 1.351s, 2035	337,976	9,041
IFB Ser. 2957, Class SW, IO, 1.251s, 2035	1,885,902	54,809
IFB Ser. 2815, Class S, IO, 1.251s, 2032	796,393	22,885
Ser. 236, PO, zero %, 2036	1,183,000	888,388
Ser. 3045, Class DO, PO, zero %, 2035	415,620	315,443
Ser. 231, PO, zero %, 2035	14,444,520	10,430,031
Ser. 228, PO, zero %, 2035	3,791,580	2,866,932
FRB Ser. 3022, Class TC, zero %, 2035	72,659	85,193
FRB Ser. 3003, Class XF, zero %, 2035	403,348	428,178
FRB Ser. 2958, Class FL, zero %, 2035	184,304	178,096
FRB Ser. 3046, Class WF, zero %, 2035	102,889	101,751
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	879,000	837,698
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.049s, 2043	6,731,676	56,387
Ser. 05-C3, Class XC, IO, 0.039s, 2045	31,242,000	162,458
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 6.999s, 2014	160,133	160,283
GMAC Commercial Mortgage Securities, Inc.

Ser. 99-C3, Class F, 7.806s, 2036	131,000	140,700
Ser. 04-C2, Class A4, 5.301s, 2038	171,000	167,488
Ser. 03-C2, Class A2, 5.289s, 2040	828,000	821,078
Ser. 97-C1, Class X, IO, 1.459s, 2029	670,271	22,676
Ser. 05-C1, Class X1, IO, 0.094s, 2043	12,420,000	222,691
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	193,309
Ser. 06-C1, Class XC, IO, 0.039s, 2045	17,963,988	119,999
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 6.268s, 2034	456,105	442,853
IFB Ser. 05-66, Class SP, 4.997s, 2035	207,762	184,878
IFB Ser. 04-86, Class SW, IO, 1.974s, 2034	837,948	40,807
IFB Ser. 06-10, Class SM, IO, 1.62s, 2036	1,926,000	76,438
IFB Ser. 05-65, Class SI, IO, 1.574s, 2035	883,348	35,089
IFB Ser. 06-14, Class S, IO, 1.56s, 2036	825,000	29,004
IFB Ser. 05-68, Class SI, IO, 1.524s, 2035	2,873,929	126,716
IFB Ser. 05-51, Class SJ, IO, 1.424s, 2035	862,830	32,356
IFB Ser. 05-68, Class S, IO, 1.424s, 2035	1,705,586	67,970
IFB Ser. 05-28, Class SA, IO, 1.424s, 2035	2,195,742	65,847
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.037s, 2037	25,037,710	108,664
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	567,859
Ser. 05-GG4, Class A4B, 4.732s, 2039	724,000	677,945
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.999s, 2015	75,000	75,094
Ser. 98-C1, Class F, 6s, 2030	173,000	172,775
Ser. 05-GG4, Class XC, IO, 0.108s, 2039	14,396,176	278,710
Ser. 04-C1, Class X1, IO, 0.086s, 2028	6,207,985	68,102
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	14,862,000	60,042
JP Morgan Commercial Mortgage Finance Corp. Ser.
97-C5, Class F, 7.561s, 2029	123,000	132,471
JP Morgan Commercial Mortgage Finance Corp. 144A Ser.
00-C9, Class G, 6 1/4s, 2032	152,000	153,864
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	1,311,000	1,299,529
Ser. 05-CB11, Class A4, 5.335s, 2037	899,000	910,238
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 0.914s, 2019	1,257,049	4,153
Ser. 05-CB12, Class X1, IO, 0.058s, 2037	7,559,766	80,618
Ser. 05-LDP2, Class X1, IO, 0.047s, 2042	20,832,957	326,329
Ser. 06-LDP6, Class X1, IO, 0.041s, 2043	4,792,000	27,891
Ser. 05-LDP4, Class X1, IO, 0.041s, 2042	15,070,562	139,520
Ser. 06-CB14, Class X1, IO, 0.04s, 2044	7,719,000	36,183
Ser. 05-LDP3, Class X1, IO, 0.037s, 2042	11,109,245	83,319
Ser. 05-LDP1, Class X1, IO, 0.033s, 2046	5,104,577	47,656
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	47,067,899	220,631
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	90,292
Ser. 99-C1, Class G, 6.41s, 2031	97,000	89,723
Ser. 98-C4, Class G, 5.6s, 2035	84,000	82,030
Ser. 98-C4, Class H, 5.6s, 2035	143,000	135,074
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	905,000	880,593
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	229,238
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	7,736,126	167,758
Ser. 05-C2, Class XCL, IO, 0.099s, 2040	33,089,345	355,451
Ser. 05-C5, Class XCL, IO, 0.084s, 2020	9,472,613	135,441
Ser. 05-C7, Class XCL, IO, 0.074s, 2040	17,149,485	164,138
Ser. 06-C1, Class XCL, IO, 0.062s, 2041	14,081,357	159,999
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 8.49s, 2014	220,000	219,596
FRB Ser. 04-LLFA, Class H, 5.699s, 2017	137,000	137,521
FRB Ser. 05-LLFA, 5.549s, 2018	57,000	57,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class A3, 6.96s, 2028	1,578	1,580
Ser. 98-C3, Class E, 6.525s, 2030	82,000	87,105
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.05s, 2043	9,549,139	126,451
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.108s, 2044	5,124,982	52,634
Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 5.538s, 2044	392,036	132,312
Ser. 04-C2, Class X, IO, 5.182s, 2040	326,634	115,751
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.546s, 2043	1,435,000	100,842
Ser. 05-HQ6, Class X1, IO, 0.046s, 2042	12,118,048	121,180
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	529,022
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	273,419
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	74,000	75,900
Ser. 04-RR, Class F5, 6s, 2039	220,000	185,524
Ser. 04-RR, Class F6, 6s, 2039	230,000	185,990
Ser. 05-HQ5, Class X1, IO, 0.037s, 2042	14,663,681	119,142
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	53,809	54,697
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,

Class E, 7 1/4s, 2030	124,000	127,622
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.28s,
2042 (United Kingdom)	319,000	318,916
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	505,719
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	135,881
Ser. 00-C2, Class J, 6.22s, 2033	127,000	128,261
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.31s, 2034 (Ireland)	343,000	343,214
Ser. 04-1A, Class E, 6.06s, 2034 (Ireland)	135,000	135,081
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	451,252	3,402
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	86,191
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	51,077
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	35,191
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	1,884,000	1,858,792
Ser. 05-C17, Class A4, 5.083s, 2042	943,000	909,788
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	402,614
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.049s, 2018	100,000	99,572
Ser. 03-C3, Class IOI, IO, 0.356s, 2035	2,446,512	77,184
Ser. 06-C23, Class XC, IO, 0.052s, 2045	8,456,000	52,004
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	30,000	28,498
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.21s, 2031	186,000	192,758

Total collateralized mortgage obligations (cost $101,719,740)		$97,479,258

ASSET-BACKED SECURITIES (6.6%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1,
Class 2A1, 5.158s, 2034	$152,680	$152,837
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	156,548	153,460
Advanta Business Card Master Trust FRN Ser. 04-C1,
Class C, 5.826s, 2013	217,000	219,966
Advanta Mortgage Loan Trust Ser. 00-1, Class A4,
8.61s, 2028	12,678	12,678
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	4,473	4,458
Ser. 04-5N, Class Note, 5s, 2034	23,719	23,570
Ser. 04-6N, Class Note, 4 3/4s, 2035	36,961	36,684
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.228s, 2029	352,488	354,022
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.249s, 2012	846,858	846,991
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	195,484	191,910
FRB Ser. 04-3, Class 3A, 3.71s, 2034	207,023	203,537
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	186,842	186,244
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	2,617	2,612
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	22,208	22,208
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.318s, 2036	157,000	131,220
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	134,131
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s,
2034 (Cayman Islands)	6,399	6,359
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	18,872	18,823
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	5,352	5,344
FRB Ser. 05-OPT1, Class B1, 7.318s, 2035	71,000	52,609
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE1, Class A3, 5.149s, 2034	360	360
FRB Ser. 04-HE9, Class A2, 5.188s, 2034	70,022	70,130
FRB Ser. 05-HE1, Class A3, 5.108s, 2035	102,490	102,595
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.309s, 2036	34,000	27,121
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.476s, 2033	102,438	102,590
Banc of America Funding Corp. 144A Ser. 04-NIM1,
Class Note, 6s, 2034	571	571
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.553s, 2034	2,083,747	6,837
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,669,000	31,370
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.779s, 2011	130,000	132,453
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	111,855
Bayview Financial Acquisition Trust
Ser. 04-A, Class A, IO, 3.938s, 2006	1,842,022	30,053
Ser. 04-B, Class A1, 5.105s, 2039	683,452	683,449
Ser. 04-D, Class A, IO, 3.938s, 2007	1,831,820	58,754
Ser. 05-B, Class A, IO, 3.487s, 2039	4,006,507	137,159
FRB Ser. 03-F, Class A, 5.321s, 2043	254,790	255,245
FRB Ser. 03-G, Class A1, 5.421s, 2039	569,000	569,683

FRB Ser. 04-D, Class A, 5.211s, 2044	364,160	364,477
Bayview Financial Asset Trust 144A
Ser. 03-X, Class A, IO, 0.61s, 2006	869,609	2,989
FRB Ser. 03-SSRA, Class A, 5.518s, 2038	113,116	113,784
FRB Ser. 03-SSRA, Class M, 6.168s, 2038	113,116	114,349
FRB Ser. 04-SSRA, Class A1, 5.418s, 2039	226,060	227,032
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.627s, 2034	564,606	557,991
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2, 4.995s, 2035	265,098	263,320
Ser. 04-9, Class 1A1, 4.971s, 2034	97,037	96,507
Ser. 05-2, Class 2A2A, 4.826s, 2035	173,913	172,590
Ser. 05-5, Class 21A1, 4.685s, 2035	583,354	576,375
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	13,110	13,083
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	35,402	35,159
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	50,000	49,563
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	19,641	19,614
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	11,519	11,503
Ser. 04-HE8N, Class A1, 5s, 2034	6,663	6,647
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-1, Class A1, 5.318s, 2042	74,387	74,387
FRB Ser. 03-3, Class A2, 5.408s, 2043	238,000	238,558
FRB Ser. 05-3, Class A1, 5.268s, 2035	305,072	305,072
FRB Ser. 06-EC1, Class M9, 6.818s, 2035	100,000	80,938
FRB Ser. 06-PC1, Class M9, 6.568s, 2035	100,000	80,375
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 7.499s, 2010	60,000	62,006
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	42,271	41,410
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.099s, 2011 (Cayman Islands)	15,183	15,574
FRB Ser. 04-AA, Class B4, 10.249s, 2011 (Cayman
Islands)	74,452	78,249
CDO Repackaging Trust Series 144A FRN Ser. 03-2,
Class A, 9.04s, 2008	315,000	334,688
Centex Home Equity
Ser. 03-B, Class A, IO, 4.576s, 2006	381,294	2,562
Ser. 04-C, Class A, IO, 3 1/2s, 2006	780,000	4,194
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	44,802	44,774
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	3,084	3,079
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	54,000	53,516
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	22,000	20,035
Citibank Credit Card Issuance Trust FRN Ser. 01-C1,
Class C1, 5.68s, 2010	130,000	131,915
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.318s, 2035	34,000	30,123
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	915,594
Ser. 00-5, Class A4, 7.47s, 2032	134,442	134,794
Ser. 00-5, Class A6, 7.96s, 2032	217,000	180,236
Ser. 01-1, Class A4, 6.21s, 2032	372,976	373,889
Ser. 01-1, Class A5, 6.99s, 2032	1,123,000	1,021,933
Ser. 01-3, Class A4, 6.91s, 2033	727,000	687,634
Ser. 01-4, Class A4, 7.36s, 2033	781,000	759,134
Ser. 01-4, Class B1, 9.4s, 2033	52,533	4,334
Ser. 02-1, Class A, 6.681s, 2033	863,628	870,945
Ser. 02-1, Class M2, 9.546s, 2033	240,000	132,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	641,597	151,086
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.501s, 2007	383,000	388,745
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.922s, 2034	101,869	101,105
Ser. 05-24, Class 1AX, IO, 1.244s, 2035	4,487,499	117,797
Ser. 05-24, Class IIAX, IO, 1.774s, 2035	2,932,242	109,959
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	10,735	10,694
Ser. 04-14N, 5s, 2036	34,963	34,615
Ser. 04-6N, Class N1, 6 1/4s, 2035	79,517	78,960
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	15,255	15,056
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035	3,192,289	69,333
Ser. 05-9, Class 1X, IO, 1.519s, 2035	2,920,572	70,386
Ser. 06-0A5, Class X, IO, zero %, 2046	1,922,000	96,100
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s,
2035	217,439	228,039
Countrywide Partnership Trust 144A Ser. 04-EC1N,
Class N, 5s, 2035	11,730	11,669
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	185,342
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	52,511	51,986
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.358s, 2035	93,000	93,203
Finance America NIM Trust 144A Ser. 04-1, Class A, 5
1/4s, 2034	18,931	9,844
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.73s, 2039	379,520	378,453
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	10,348	10,323

Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	12,331	12,303
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.829s, 2035	390,541	385,955
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	49,016	49,047
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	270,000	261,647
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	30,040	29,816
Ser. 04-3, Class B, 7 1/2s, 2034	28,909	26,618
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	25,305	25,212
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	111,000	110,489
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.229s, 2010	241,480	241,786
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 5.668s, 2018	57,925	57,890
FRB Ser. 05-1A, Class C, 6.118s, 2019	169,000	168,998
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	266,000	262,852
GEBL 144A
Ser. 04-2, Class C, 5.599s, 2032	122,772	122,750
Ser. 04-2, Class D, 7.499s, 2032	122,772	120,394
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	804,300	39,210
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser.
2A, Class 4, 7.93s, 2015 (Cayman Islands)	50,000	50,325
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.001s, 2041 (United Kingdom)	248,000	250,635
FRB Ser. 02-1, Class 1C, 5.901s, 2042 (United Kingdom)	160,000	161,018
FRB Ser. 02-2, Class 1C, 5.851s, 2043 (United Kingdom)	130,000	131,297
FRB Ser. 04-1, Class 1C, 5.83s, 2044 (United Kingdom)	194,000	194,243
FRB Ser. 04-2, Class 1C, 5.63s, 2044 (United Kingdom)	50,912	50,976
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	208,756	216,427
Ser. 97-6, Class A8, 7.07s, 2029	51,242	51,805
Ser. 97-6, Class A9, 7.55s, 2029	104,724	107,872
Ser. 97-7, Class A8, 6.86s, 2029	156,546	159,873
Ser. 99-3, Class A5, 6.16s, 2031	16,558	16,662
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	146,396
Ser. 99-3, Class A7, 6.74s, 2031	285,000	271,353
Ser. 99-5, Class A5, 7.86s, 2030	1,480,000	1,289,072
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	505,216	467,242
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.985s, 2045	2,073,259	55,719
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	158,651	157,442
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	38,501	38,493
Ser. 04-NIM1, Class N2, zero %, 2034	197,000	145,091
Ser. 04-NIM2, Class N, 4 7/8s, 2034	111,156	110,678
Ser. 05-NC1, Class N, 5s, 2035	51,533	51,420
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	172,401	179,514
Ser. 05-RP3, Class 1A3, 8s, 2035	202,565	213,206
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	64,990	69,063
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	233,969	243,600
Ser. 05-RP2, Class 1A3, 8s, 2035	198,204	208,654
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class D, 6.348s, 2030 (Cayman Islands)	291,000	290,188
FRB Ser. 05-2A, Class D, 6.368s, 2030 (Cayman Islands)	250,000	250,075
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	211,779	204,569
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.215s, 2036 (Cayman Islands)	418,645	401,167
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)	110,000	110,230
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)	92,000	92,212
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	4,587	4,553
Ser. 04-4N, Class A, 5s, 2034	33,460	33,042
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	54,000	52,630
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.559s, 2037 (Cayman
Islands)	460,000	462,788
FRB Ser. 03-1A, Class EFL, 7.8s, 2036 (Cayman Islands)	270,000	287,604
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	14,890	14,867
Ser. 05-1, Class N1, 4.115s, 2035	91,395	91,107
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	1,758,461	48,973
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	879,232	24,487
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.318s, 2036	166,000	132,227
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	14,153,076	150,376
FRB Ser. 02-A, Class B1, 8.068s, 2032	338,443	169,222
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	44,980	44,572

FRB Ser. 02-1A, Class A1, 5.476s, 2024	171,257	172,759
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	446,080	10,037
Ser. 04-7, Class 2A1, 4.664s, 2034	124,926	123,701
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	1,228,682	3,686
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	8,000	7,984
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	258,140	267,820
Ser. 05-2, Class 1A3, 7 1/2s, 2035	151,760	157,451
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.441s, 2027	572,283	549,391
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	55,000	52,437
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	3,452	3,418
Ser. 04-HE1N, Class N1, 5s, 2006	2,869	2,845
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	25,491	25,045
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	8,145	8,074
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	3,101	3,085
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	9,122	9,051
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	8,198	8,075
Ser. 05-WM1N, Class N1, 5s, 2035	65,097	64,283
Metris Master Trust FRN Ser. 04-2, Class C, 6.126s,
2010	136,000	136,624
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	60,784	59,327
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	283,618	282,541
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.108s, 2035	171,268	171,317
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D,
3.82s, 2012	3,569	3,565
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	75,378	74,914
Ser. 04-HB2, Class E, 5s, 2012	65,000	63,618
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.493s, 2031	36,636	36,636
FRB Ser. 01-NC4, Class B1, 7.318s, 2032	29,393	29,422
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.433s, 2035	1,028,671	1,022,001
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.239s, 2015 (Cayman Islands)	138,000	138,138
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	44,437	43,076
Ser. 05-A, Class C, 4.84s, 2014	110,631	108,724
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	187,000	178,802
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.009s, 2038 (Cayman Islands)	67,000	67,285
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.895s, 2035	80,189	84,449
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 11.313s, 2034	76,421	80,624
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	236,359	191,528
Ser. 02-C, Class A1, 5.41s, 2032	592,465	503,352
Ser. 95-B, Class B1, 7.55s, 2021	78,000	51,480
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	95,625	84,991
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.04s, 2018 (Ireland)	79,000	81,271
FRB Ser. 05-A, Class D, 6.24s, 2012 (Ireland)	92,000	91,972
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.318s, 2035	30,000	26,082
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	55,000	53,453
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	3,064	3,068
Ser. 04-WHQ2, Class A, 4s, 2035	17,386	17,212
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.318s, 2034	58,000	52,719
FRB Ser. 05-WCW2, Class M11, 7.318s, 2035	284,000	210,870
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	28,611	28,493
Ser. 04-2, Class B, 5s, 2034	50,000	48,593
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.03s,
2042 (United Kingdom)	160,000	162,105
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.91s, 2011 (United Kingdom)	275,000	277,840
FRB Ser. 04-2A, Class C, 5.371s, 2011 (United Kingdom)	109,000	109,959
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	120,000	116,588
FRB Ser. 04-AA, Class D, 6.599s, 2011	147,000	149,120
FRB Ser. 04-BA, Class D, 6.149s, 2010	270,000	270,802
FRB Ser. 04-EA, Class D, 5.679s, 2011	100,000	101,144
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	37,168	37,168
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.97s, 2034	78,556	78,071
Residential Asset Mortgage Products, Inc. Ser. 04-RZ2,
Class A, IO, 3 1/2s, 2006	499,567	2,612
Residential Asset Securities Corp. 144A

Ser. 04-N10B, Class A1, 5s, 2034	53,529	53,294
Ser. 04-NT, Class Note, 5s, 2034	48,578	46,635
Ser. 04-NT12, Class Note, 4.7s, 2035	20,142	20,048
FRB Ser. 05-KS10, Class B, 7.201s, 2035	150,000	131,223
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.078s, 2033	368,162	368,047
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	783	689
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	940	788
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	1,354	998
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	3,201	2,617
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	5,234	1,465
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	7,691	1,077
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	13,839	5,713
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	124,292	123,595
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	121,609	120,612
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	1,385	1,384
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	60,000	49,082
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	7,918	7,904
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	15,402	15,372
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	74,874	74,451
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	14,673	14,594
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	3,133	3,128
Ser. 05-1A, Class A, 4 1/4s, 2035	120,434	119,268
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	53,175	52,758
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	126,634	125,653
Ser. 05-WF1A, Class A, 4 3/4s, 2035	126,857	125,789
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HE1N, Class N, 6.9s, 2033	4,352	4,352
Ser. 04-4N, Class Note, 6.65s, 2034	2,615	2,615
Ser. 04-HE1N, Class Note, 4.94s, 2034	21,577	7,552
Ser. 04-HE2N, Class NA, 5.43s, 2034	7,116	7,009
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	82,870	82,041
Ser. 04-HS1N, Class Note, 5.92s, 2034	5,367	5,367
Ser. 04-RM2N, Class NA, 4s, 2035	45,437	44,982
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.318s, 2035	82,000	63,140
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.912s, 2034	182,460	182,043
Ser. 04-12, Class 1A2, 4.963s, 2034	233,492	233,016
Ser. 04-20, Class 1A2, 5.066s, 2035	622,571	620,018
Ser. 04-6, Class 1A, 4.369s, 2034	765,131	755,949
Ser. 04-8, Class 1A3, 4.688s, 2034	29,087	28,785
Ser. 05-1, Class 1A1, 5.136s, 2035	997,511	993,839
Ser. 05-9, Class AX, IO, 0.954s, 2035	6,117,428	182,299
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 4.931s, 2034	203,226	203,246
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.318s, 2035	166,000	132,874
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015	716,494	716,271
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 4.889s, 2034	99,325	99,698
Ser. 04-8, Class 1A1, 4.688s, 2034	142,693	141,437
IFB Ser. 05-10, Class 3A3, 6.55s, 2034	426,760	377,018
IFB Ser. 05-6, Class 5A8, 4.264s, 2035	661,293	527,521
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 5.368s, 2032	12,605	12,605
FRB Ser. 03-NP3, Class A1, 5.818s, 2033	3,484	3,485
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.238s, 2035	196,934	197,172
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	184,000	181,570
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	19,419	19,381
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	109,000	109,042
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	86,379
Ser. 05-AR12, Class 2A5, 4.32s, 2035	2,803,000	2,687,230
Ser. 05-AR9, Class 1A2, 4.352s, 2035	244,808	238,232
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	31,780	31,298
Ser. 04-3, Class D, 4.07s, 2012	74,200	72,955
Ser. 04-4, Class D, 3.58s, 2012	32,699	32,104
Ser. 05-1, Class D, 4 1/4s, 2012	124,206	122,208
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.523s, 2044 (United Kingdom)	257,000	256,936
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	18,556	18,463
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	17,223	17,215
Ser. 04-1, Class D, 5.6s, 2011	88,352	87,616

Total asset-backed securities (cost $45,706,595)		$44,269,291

CORPORATE BONDS AND NOTES (4.3%)(a)

	Principal amount	Value

Basic Materials (0.2%)
Dow Chemical Co. (The) Pass Through Trust 144A company

guaranty 4.027s, 2009	$200,000	$189,499
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	88,400
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	160,000	154,886
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	58,104
Newmont Mining Corp. notes 5 7/8s, 2035	90,000	84,140
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	65,000	70,973
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	90,000	84,676
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	15,000	14,421
Weyerhaeuser Co. debs. 7.95s, 2025	150,000	166,171
Weyerhaeuser Co. debs. 7 3/8s, 2032	120,000	128,138
Weyerhaeuser Co. notes 6 3/4s, 2012	30,000	31,231
		1,070,639

Capital Goods (0.1%)
Bunge Ltd. Finance Corp. notes 5.35s, 2014	125,000	119,942
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	105,000	100,013
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015	80,000	78,800
Lockheed Martin Corp. bonds 8 1/2s, 2029	155,000	201,243
Raytheon Co. debs. 6 3/4s, 2018	75,000	80,752
Sealed Air Corp. 144A notes 5 5/8s, 2013	75,000	72,893
		653,643

Communication Services (0.5%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	66,105
AT&T Corp. sr. notes 9 3/4s, 2031	90,000	107,466
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	310,000	392,630
Citizens Communications Co. sr. notes 6 1/4s, 2013	90,000	87,525
Deutsche Telekom International Finance BV company
guaranty 8 1/4s, 2030 (Germany)	90,000	107,661
Deutsche Telekom International Finance BV notes 5
1/4s, 2013 (Germany)	200,000	191,997
France Telecom notes 8 1/2s, 2031 (France)	50,000	62,456
France Telecom notes 7 3/4s, 2011 (France)	160,000	174,738
Southwestern Bell Telephone debs. 7s, 2027	180,000	177,608
Sprint Capital Corp. company guaranty 7 5/8s, 2011	150,000	162,224
Sprint Capital Corp. company guaranty 6.9s, 2019	175,000	186,955
Sprint Capital Corp. company guaranty 6 7/8s, 2028	360,000	371,424
Sprint Capital Corp. notes 8 3/8s, 2012	45,000	50,846
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)	65,000	61,250
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	155,000	146,863
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	165,000	155,496
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	135,000	125,888
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	80,000	92,644
Verizon Global Funding Corp. notes 7 3/4s, 2030	20,000	22,095
Verizon New Jersey, Inc. debs. 8s, 2022	60,000	65,121
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	453,164
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	45,600
Vodafone Group PLC notes 5 3/4s, 2016 (United Kingdom)	155,000	151,861
		3,459,617

Conglomerates (--%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)	150,000	156,012

Consumer Cyclicals (0.5%)
Cendant Corp. notes 6 1/4s, 2010	240,000	246,210
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	85,600
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	85,725
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	420,000	438,553
DaimlerChrysler NA Holding Corp. company guaranty 6
1/2s, 2013	230,000	233,572
Ford Motor Credit Corp. FRN 7.68s, 2007	130,000	128,086
Ford Motor Credit Corp. notes 7 3/4s, 2007	455,000	448,066
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	126,009
Ford Motor Credit Corp. notes 5 5/8s, 2008	204,000	186,557
General Motors Acceptance Corp. FRN 5.55s, 2007	255,000	247,615
General Motors Acceptance Corp. FRN Ser. MTN, 5.645s,
2006	130,000	129,629
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007	235,000	230,201
General Motors Acceptance Corp. FRN Ser. MTN, 5 1/2s,
2007	155,000	152,543
GTECH Holdings Corp. notes 4 3/4s, 2010	90,000	87,536
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	110,000	104,159
Hilton Hotels Corp. notes 8 1/4s, 2011	180,000	194,723
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	115,000	111,525
May Department Stores Co. (The) notes 5 3/4s, 2014	50,000	49,735
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	88,600

Park Place Entertainment Corp. sr. notes 7s, 2013	140,000	145,818
		3,520,462

Consumer Staples (0.5%)
Chancellor Media Corp. company guaranty 8s, 2008	95,000	99,725
Comcast Corp. company guaranty 4.95s, 2016	170,000	154,919
Cox Communications, Inc. notes 7 3/4s, 2010	105,000	112,289
Cox Communications, Inc. notes 6 3/4s, 2011	110,000	112,819
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	132,820
CVS Corp. 144A pass-through certificates 6.117s, 2013	100,521	101,646
Delhaize America, Inc. company guaranty 8 1/8s, 2011	210,000	226,703
Diageo PLC company guaranty 8s, 2022	230,000	277,865
Fortune Brands, Inc. notes 5 3/8s, 2016	165,000	158,379
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	340,000	353,307
Kroger Co. company guaranty 6 3/4s, 2012	60,000	62,460
News America, Inc. debs. 7 1/4s, 2018	195,000	210,578
News America, Inc. 144A notes 6.4s, 2035	170,000	162,543
TCI Communications, Inc. debs. 8 3/4s, 2015	95,000	111,159
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	290,881
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	110,000	124,369
Time Warner, Inc. debs. 9.15s, 2023	85,000	102,202
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	347,338
		3,142,002

Energy (0.1%)
Amerada Hess Corp. bonds 7 7/8s, 2029	165,000	192,133
Buckeye Partners LP notes 5.3s, 2014	75,000	72,260
Enbridge Energy Partners LP sr. notes 5.35s, 2014	70,000	66,800
Forest Oil Corp. sr. notes 8s, 2011	80,000	86,000
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	145,000	142,405
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	90,450
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	45,000	47,485
Sunoco, Inc. notes 4 7/8s, 2014	75,000	70,624
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	100,000	114,971
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Bermuda)	65,000	63,737
		946,865

Financial (1.5%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	105,000	107,314
American General Corp. notes 7 1/2s, 2010	225,000	241,654
archstone-Smith Trust 5 3/4s, 2016 (R)	105,000	104,194
Bank of New York Co., Inc. (The) sr. sub. notes FRN
3.4s, 2013	40,000	38,487
Bank One Corp. sub. debs. 7 5/8s, 2026	55,000	64,172
Bank One Corp. sub. notes 5 1/4s, 2013	40,000	39,171
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	140,347
Block Financial Corp. notes 5 1/8s, 2014	100,000	91,813
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.549s, 2012 (Cayman Islands)	399,000	401,957
Brandywine Operating Partnership, LP notes 5 3/4s,
2012 (R)	70,000	69,509
Capital One Bank notes 6 1/2s, 2013	90,000	93,652
CIT Group, Inc. sr. notes 7 3/4s, 2012	250,000	275,853
CIT Group, Inc. sr. notes 5s, 2015	95,000	89,751
CIT Group, Inc. sr. notes 5s, 2014	225,000	213,551
Citigroup, Inc. sub. notes 5s, 2014	79,000	75,611
Colonial Properties Trust notes 6 1/4s, 2014 (R)	80,000	80,906
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	110,000	126,101
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	154,246
Developers Diversified Realty Corp. unsecd. notes 5
3/8s, 2012 (R)	50,000	48,671
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	110,000	104,288
ERP Operating LP notes 6.584s, 2015	80,000	84,116
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	165,000	175,292
Fleet Capital Trust V bank guaranty FRN 5.93s, 2028	135,000	134,648
Franchise Finance Corp. of America sr. notes 8 3/4s,
2010 (R)	270,000	305,487
Fund American Cos. Inc. notes 5 7/8s, 2013	185,000	181,848
Greenpoint Capital Trust I company guaranty 9.1s, 2027	75,000	80,912
Heritage Property Investment Trust company guaranty 5
1/8s, 2014 (R)	105,000	98,425
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	109,237
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	53,729
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	80,621
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	490,567
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	100,000	97,052
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	215,000	206,049
International Lease Finance Corp. notes 4 3/4s, 2012	80,000	76,354
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	225,000	220,088
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	265,000	254,718
JPMorgan Chase Capital XV notes 5 7/8s, 2035	185,000	172,910
Lehman Brothers E-Capital Trust I 144A FRN 5.55s, 2065	325,000	325,890
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,

2016	10,000	9,834
Liberty Mutual Insurance 144A notes 7.697s, 2097	285,000	292,466
Loews Corp. notes 5 1/4s, 2016	70,000	66,763
MetLife, Inc. notes 5.7s, 2035	105,000	98,939
MetLife, Inc. notes 5s, 2015	165,000	157,036
Nationwide Financial Services, Inc. notes 5 5/8s, 2015
(S)	50,000	49,333
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	71,313
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	419,692
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	67,307
Nuveen Investments, Inc. sr. notes 5s, 2010	70,000	67,617
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	85,000	90,412
PNC Bank NA notes 4 7/8s, 2017	140,000	130,151
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	122,858
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	255,566
Rouse Co. (The) notes 7.2s, 2012 (R)	140,000	145,200
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	255,000	285,725
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	50,000	57,565
Safeco Capital Trust I company guaranty 8.072s, 2037	190,000	201,015
Simon Property Group LP 144A unsub. notes 5 3/4s, 2015
(R)	100,000	98,822
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	100,000	96,585
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	245,000	261,340
Transamerica Capital III company guaranty 7 5/8s, 2037	150,000	167,001
UBS AG/Jersey Branch FRN 7.93s, 2008 (Jersey)	310,000	320,850
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	160,000	178,514
Washington Mutual, Inc. sub. notes 8 1/4s, 2010	220,000	239,437
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	138,820
Zurich Capital Trust I 144A company guaranty 8.376s,
2037	150,000	160,464
		9,959,816

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,942
Hospira, Inc. notes 5.9s, 2014	60,000	60,187
WellPoint, Inc. notes 5s, 2014	70,000	66,763
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	85,000	81,969
Wyeth notes 5 1/2s, 2014	335,000	330,549
		625,410

Technology (0.1%)
Avnet, Inc. notes 6s, 2015	105,000	100,629
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	130,000	125,136
Xerox Corp. sr. notes 6.4s, 2016	145,000	143,913
		369,678

Transportation (0.1%)
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	320,000	313,670
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,901	3,979
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	82,391	82,803
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	179,901
		580,353

Utilities & Power (0.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	132,549
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	50,770
Atmos Energy Corp. notes 4.95s, 2014	110,000	103,411
Beaver Valley II Funding debs. 9s, 2017	140,000	158,094
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	151,615
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	70,000	80,850
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	130,000	123,833
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	65,627
Consumers Energy Co. 1st mtge. 5.65s, 2020	130,000	124,512
Consumers Energy Co. 1st mtge. 5s, 2012	165,000	158,619
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	55,000	53,659
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	105,000	101,783
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	35,000	33,547
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	55,000	51,083
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	75,000	71,730
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	61,242
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	70,000	73,150
Kansas Gas & Electric bonds 5.647s, 2021	40,000	38,199
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	105,000	108,635
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	375,000	367,091
Monongahela Power Co. 1st mtge. 5s, 2006	235,000	234,330
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	53,497
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,967

Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015		80,000	78,505
NiSource Finance Corp. company guaranty 5.45s, 2020		175,000	162,224
NiSource Finance Corp. company guaranty 5 1/4s, 2017		20,000	18,770
Oncor Electric Delivery Co. debs. 7s, 2022		45,000	48,084
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		20,000	22,295
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		110,000	109,452
Potomac Edison Co. 1st mtge. 5.35s, 2014		40,000	38,970
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)		129,995	130,491
PP&L Capital Funding, Inc. company guaranty Ser. D, 8
3/8s, 2007		75,000	77,326
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016		95,000	93,194
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009		60,000	62,483
Public Service Co. of New Mexico sr. notes 4.4s, 2008		60,000	58,271
Public Service Electric & Gas Co. 1st mtge. 6 3/8s,
2008		120,000	122,151
Southern California Edison Co. 1st mtge. 5s, 2014		30,000	28,890
Southern California Edison Co. notes 6.65s, 2029		170,000	178,619
Teco Energy, Inc. notes 7.2s, 2011		150,000	156,375
TXU Corp. sr. notes Ser. P, 5.55s, 2014		275,000	257,234
Westar Energy, Inc. 1st mtge. 5.1s, 2020		110,000	100,564
			4,195,691

Total corporate bonds and notes (cost $29,283,790)			$28,680,188

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)

		Shares	Value

General Motors Corp. Ser. A, $1.13 cv. pfd. (S)		10,295	$238,072
Hartford Financial Services Group, Inc. (The) $3.50
cv. pfd.		2,900	209,525
Hartford Financial Services Group, Inc. (The) $3.00
cv. pfd.		9,659	689,411
Huntsman Corp. $2.50 cv. pfd.		15,200	651,700
Xerox Corp. $6.25 cv. pfd.		19,390	2,414,055
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)		33,700	747,803

Total convertible preferred stocks (cost $4,279,978)			$4,950,566

PURCHASED OPTIONS (0.1%)(a) (cost $585,264)
	Expiration
	date/strike	Contract amount	Value
	price

Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.28% versus the three
month USD-LIBOR-BBA maturing on March 8, 2017.	Mar 07/$5.28	11,932,000	$341,969
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate of 5.28% versus the three
month USD-LIBOR-BBA maturing on March 8, 2017.	Mar 07/$5.28	11,932,000	219,706

Total purchased options (cost $585,264)			$561,675

PREFERRED STOCKS (--%)(a)

		Shares	Value

UBS Capital III $1.938 cum. pfd.		4,500	$114,210

MUNICIPAL BONDS AND NOTES (--%)(a)

	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa	$115,000	$106,369
AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa	5,000	4,575

Total municipal bonds and notes (cost $119,942)			$110,944

UNITS (--%)(a) (cost $105,824)

		Units	Value

Cendant Corp. unit 4.89s, 2006		1,300	$64,761

SHORT-TERM INVESTMENTS (9.9%)(a)

		Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)		$9,659,465	$9,639,069
Putnam Prime Money Market Fund (e)		56,324,495	56,324,495

Total short-term investments (cost $65,963,564)			$65,963,564

TOTAL INVESTMENTS

Total investments (cost $684,292,201)(b)	$743,481,255

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$223,709	$220,752	6/21/06	$2,957

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	553	$130,971,138	Sep-06	$(264,766)
Euro 90 day (Long)	2	473,975	Jun-06	(183)
Euro 90 day (Short)	553	131,054,088	Mar-06	535,159
S&P 500 Index Mini (Long)	104	6,776,900	Jun-06	(47,605)
U.S. Treasury Long Bond (Long)	25	2,728,906	Jun-06	(32,888)
U.S. Treasury Note 10 yr (Long)	313	33,300,266	Jun-06	(220,181)
U.S. Treasury Note 2 yr (Short)	97	19,774,359	Jun-06	35,598
U.S. Treasury Note 5 yr (Short)	378	39,477,375	Jun-06	248,264

Total				$253,398

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $1,261,482) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	$12,220,000	Jun 07/$4.55	$854,754
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	12,220,000	Jun 07/$4.55	79,090
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar 08/$5.23	192,709
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar 08/$5.23	118,742

Total			$1,245,295

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $43,543,125) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, May 1, 2036	$3,850,000	5/11/06	$3,753,750
FNMA, 5 1/2s, April 1, 2036	13,800,000	4/12/06	13,467,938
FNMA, 5s, May 1, 2036	7,700,000	5/11/06	7,324,024
FNMA, 5s, April 1, 2036	15,800,000	4/12/06	15,039,625
FNMA, 4 1/2s, May 1, 2036	3,850,000	5/11/06	3,548,767

Total	$ 45,000,000		$43,134,104

NOTES

(a) Percentages indicated are based on net assets of $667,727,355.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $690,227,259, resulting in gross unrealized appreciation and depreciation of $67,911,956 and $14,657,960, respectively, or net unrealized appreciation of $53,253,996.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $9,254,8450. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $9,639,069 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $704,278 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $47,018,288 and $57,956,209, respectively.

At March 31, 2006, liquid assets totaling $67,126,200 have been designated as collateral for open forward commitments, swap contracts,and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

AMBAC represents AMBAC Indemnity Corporation.

U.S. Govt. Coll. represents U.S. Government Collateralized security.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (69.8%)(a)

	Shares	Value

Banking (5.3%)
Allied Irish Banks PLC (Ireland)	13,217	$315,054
Anchor BanCorp Wisconsin, Inc.	3,100	93,961
Australia & New Zealand Banking Group, Ltd. (Australia)	17,631	332,653
Bank of America Corp. (SEG)	41,395	1,885,128
Bank of Fukuoka, Ltd. (The) (Japan)	41,000	344,502
Bank of Ireland (Ireland)	5,373	99,470
Barclays PLC (United Kingdom)	97,112	1,134,318
Bayerische Hypo-Und Vereinsbank AG (Germany) (NON)	4,400	145,132
BNP Paribas SA (France)	12,575	1,166,260
Chiba Bank, Ltd. (The) (Japan)	34,000	301,834
City Holding Co.	4,850	178,432
Colonial Bancgroup, Inc.	11,050	276,250
Comerica, Inc.	8,600	498,542
Commerzbank AG (Germany)	9,940	394,980
Corus Bankshares, Inc.	9,700	576,568
DBS Group Holdings, Ltd. (Singapore)	71,000	715,404
Depfa Bank PLC (Ireland)	15,790	280,857
First Bancorp Puerto Rico (Puerto Rico)	17,800	220,008
First Financial Bankshares, Inc.	2,400	91,920
FirstFed Financial Corp. (NON) (S)	7,540	450,967
Flagstar Bancorp, Inc.	3,492	52,729
Hanmi Financial Corp.	11,400	205,884
HBOS PLC (United Kingdom)	51,303	855,048
Independent Bank Corp.	5,100	145,095
KBC Groupe SA (Belgium)	7,885	845,319
KeyCorp	10,300	379,040
Mizuho Financial Group, Inc. (Japan)	79	645,180
Nara Bancorp, Inc.	19,700	345,735
Nordea AB (Sweden)	71,500	883,254
PFF Bancorp, Inc.	4,300	144,953
R&G Financial Corp. Class B (Puerto Rico)	4,600	58,236
Republic Bancorp, Inc.	10,201	122,820
Republic Bancorp, Inc. Class A	2,011	40,858
Societe Generale (France)	4,273	641,638
Southwest Bancorp, Inc.	3,700	82,288
Sumitomo Mitsui Financial Group, Inc. (Japan)	30	330,599
Taylor Capital Group, Inc.	2,797	109,614
U.S. Bancorp	19,068	581,574
UnionBanCal Corp.	16,790	1,177,986
W Holding Co., Inc. (Puerto Rico)	37,500	295,125
Wachovia Corp.	21,621	1,211,857
Wells Fargo & Co.	23,845	1,522,980
West Coast Bancorp	2,800	78,260
Westpac Banking Corp. (Australia)	46,278	784,213
Zions Bancorp.	4,600	380,558
		21,423,083

Basic Materials (3.7%)
Albany International Corp.	2,900	110,461
Arcelor (Luxembourg)	30,125	1,185,759
BASF AG (Germany)	4,921	385,131
BlueScope Steel, Ltd. (Australia)	5,991	30,568
Brady Corp. Class A	7,100	265,966
Carpenter Technology Corp.	5,450	515,134
CF Industries Holdings, Inc.	23,100	392,469
Clariant AG (Switzerland) (NON)	19,188	296,669
Commercial Metals Co.	6,900	369,081
Dow Chemical Co. (The)	13,300	539,980
Fletcher Building, Ltd. (New Zealand)	78,386	426,197
Grief, Inc. Class A	2,300	157,366
H.B. Fuller Co.	12,500	641,750
Imperial Chemical Industries PLC (United Kingdom)	12,185	73,118
Italcementi SpA (Italy)	5,250	125,589
James Hardie Industries NV (Netherlands)	13,248	89,506
JFE Holdings, Inc. (Japan)	4,300	173,194
Kobe Steel, Ltd. (Japan)	180,000	682,323
Koninklijke DSM NV (Netherlands)	5,393	245,882
Linde AG (Germany)	1,800	155,988
Longview Fibre Co.	2,648	68,424
Louisiana-Pacific Corp.	11,600	315,520
Lyondell Chemical Co.	7,900	157,210
MeadWestvaco Corp.	8,200	223,942
Monsanto Co.	5,200	440,700
NOK Corp. (Japan)	4,000	107,518
NS Group, Inc. (NON)	11,600	533,948
Nucor Corp.	8,200	859,278

Phelps Dodge Corp.	9,500	765,035
Pioneer Cos., Inc. (NON)	4,700	143,350
PPG Industries, Inc.	8,411	532,837
Quanex Corp.	3,000	199,890
Rautaruukki OYJ (Finland) (S)	8,350	307,955
Rayonier, Inc. (R)	10,200	465,018
Rinker Group, Ltd. (Australia)	23,512	330,056
Shin-Etsu Chemical Co. (Japan)	9,100	493,068
Silgan Holdings, Inc.	8,800	353,496
Silver Wheaton Corp. (Canada) (NON) (S)	14,600	155,782
Southern Copper Corp. (S)	5,200	439,296
Steel Dynamics, Inc.	1,500	85,095
Sterling Chemicals, Inc. (NON)	34	349
Sun Hydraulics Corp.	7,100	151,798
UAP Holding Corp.	9,600	206,400
Voest-Alpine AG (Austria)	3,690	515,517
		14,713,613

Capital Goods (5.2%)
ABB, Ltd. (Switzerland) (NON)	11,023	138,789
Actividades de Construccion y Servicios SA (Spain)	11,749	455,774
American Science & Engineering, Inc. (NON) (S)	2,600	242,840
Andritz AG (Austria) (S)	2,808	408,367
Applied Industrial Technologies, Inc.	11,400	508,440
Autogrill SpA (Italy)	18,552	274,763
Autoliv, Inc. (Sweden)	5,800	328,164
BAE Systems PLC (United Kingdom)	31,312	228,486
Balfour Beatty PLC (United Kingdom)	9,153	59,051
Blount International, Inc. (NON)	3,700	59,607
Boeing Co. (The)	14,200	1,106,606
Bouygues SA (France)	5,189	275,321
Canon, Inc. (Japan)	9,400	619,544
Clean Harbors, Inc. (NON)	8,300	246,261
Cookson Group PLC (United Kingdom) (NON)	63,563	569,927
Cummins, Inc.	8,500	893,350
Daito Trust Construction Co., Ltd. (Japan)	2,700	140,563
DRS Technologies, Inc.	2,400	131,688
Eagle Materials, Inc. (S)	6,350	404,876
Eaton Corp.	6,200	452,414
Emerson Electric Co.	8,700	727,581
EnPro Industries, Inc. (NON)	10,800	370,440
European Aeronautic Defense and Space Co. (Netherlands)	5,350	225,084
Flowserve Corp. (NON)	2,700	157,518
Franklin Electric Co., Inc.	2,400	131,160
Freightcar America, Inc.	2,900	184,440
Fujikura, Ltd. (Japan)	9,000	101,768
Global Imaging Systems, Inc. (NON)	2,400	91,152
Heico Corp.	3,400	107,746
Herman Miller, Inc.	10,500	340,305
IMI PLC (United Kingdom)	20,305	199,317
Kaman Corp.	12,700	319,532
Leighton Holdings, Ltd. (Australia)	16,036	202,665
Lockheed Martin Corp.	13,500	1,014,255
LSI Industries, Inc.	12,400	211,296
MAN AG (Germany)	3,400	236,144
Moog, Inc. (NON)	6,150	218,264
Mueller Industries, Inc.	14,650	522,859
NACCO Industries, Inc. Class A	520	80,059
Nordson Corp.	7,800	388,908
Oce NV (Netherlands)	10,516	190,484
PACCAR, Inc.	6,900	486,312
Perini Corp. (NON)	8,300	252,071
Precision Castparts Corp.	6,300	374,220
Rieter Holding AG (Switzerland)	860	342,289
Rockwell Automation, Inc.	4,865	349,842
Rofin-Sinar Technologies, Inc. (NON)	2,700	146,151
Schindler Holding AG (Switzerland)	3,070	163,310
Siemens AG (Germany)	23	2,141
Skanska AB Class B (Sweden) (S)	18,600	304,370
Smith (A.O.) Corp.	5,000	264,000
Standard Register Co. (The)	2,700	41,850
Teledyne Technologies, Inc. (NON)	5,200	185,120
Terex Corp. (NON)	12,350	978,614
Thomas & Betts Corp. (NON)	7,800	400,764
Timken Co.	4,500	145,215
Tomkins PLC (United Kingdom)	33,553	195,667
United Industrial Corp.	13,000	792,090
URS Corp. (NON)	2,850	114,713
USEC, Inc.	22,500	271,125
Valmont Industries, Inc.	4,600	193,384
Vinci SA (France)	4,827	475,139
Vinci SA (Rights) (France) (NON)	4,827	10,338
Wabtec Corp.	4,700	153,220
Wartsila OYJ Class B (Finland)	5,400	199,940
Waste Connections, Inc. (NON)	2,700	107,487
WESCO International, Inc. (NON)	3,800	258,438
Woodward Governor Co.	3,900	129,675
		20,903,293

Communication Services (2.3%)
AT&T, Inc. (SEG)	35,385	956,810
Belgacom SA (Belgium)	3,933	125,588
BellSouth Corp.	17,304	599,584
Brightpoint, Inc. (NON)	7,150	222,079
CenturyTel, Inc.	9,000	352,080
Commonwealth Telephone Enterprises, Inc.	7,150	246,318
Deutsche Telekom AG (Germany)	2,500	42,108
Deutsche Telekom AG ADR (Germany)	11,343	190,789
Dobson Communications Corp. (NON)	24,100	193,282
Earthlink, Inc. (NON)	18,746	179,024
Eircom Group PLC (Ireland)	29,858	76,953
France Telecom SA (France)	9,184	206,251
Golden Telecom, Inc. (Russia)	5,800	174,290
Koninklijke (Royal) KPN NV (Netherlands)	29,048	326,877
Liberty Global, Inc. Class A (NON)	11,800	241,546
Mobistar SA (Belgium)	1,702	123,359
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	33	141,742
NTT DoCoMo, Inc. (Japan)	133	195,996
Premiere Global Services, Inc. (NON)	45,400	365,470
Shenandoah Telecom Co.	1,450	65,236
Sprint Nextel Corp.	33,960	877,526
Swisscom AG (Switzerland)	3	970
Syniverse Holdings, Inc. (NON)	6,900	109,020
Talk America Holdings, Inc. (NON)	12,900	110,037
Telecom Italia SpA (Italy)	24	70
Telefonica SA (Spain)	14,189	222,335
Telekom Austria AG (Austria)	3,127	73,592
Ubiquitel, Inc. (NON)	17,600	177,760
USA Mobility, Inc.	30	854
Verizon Communications, Inc.	42,673	1,453,442
Vodafone Group PLC (United Kingdom)	527,754	1,102,917
		9,153,905

Conglomerates (1.3%)
3M Co.	11,455	867,029
AMETEK, Inc.	2,000	89,920
Ansell, Ltd. (Australia)	25,600	211,101
General Electric Co.	27,445	954,537
Itochu Corp. (Japan)	63,000	540,148
Marubeni Corp. (Japan)	36,000	188,048
Mitsui & Co., Ltd. (Japan)	56,000	808,273
PRA International (NON)	6,500	161,135
Swire Pacific, Ltd. (Hong Kong)	58,000	567,432
Vivendi Universal SA (France)	16,312	559,361
Walter Industries, Inc.	2,000	133,240
		5,080,224

Consumer Cyclicals (8.4%)
Adidas-Salomon AG (Germany)	600	118,578
Administaff, Inc.	3,500	190,260
Aegis Group PLC (United Kingdom)	81,102	192,346
Aftermarket Technology Corp. (NON)	8,100	183,141
Aisin Seiki Co., Ltd. (Japan)	8,300	322,360
American Eagle Outfitters, Inc.	23,800	710,668
Americo, Inc. (NON)	1,600	158,352
Ameristar Casinos, Inc.	15,200	392,008
aQuantive, Inc. (NON) (S)	5,100	120,054
Assa Abloy AB Class B (Sweden)	200	3,709
Autobacs Seven Co., Ltd. (Japan)	2,900	144,339
Barnes & Noble, Inc.	12,300	568,875
Berkeley Group Holdings PLC (United Kingdom) (NON)	22,820	468,984
BJ's Wholesale Club, Inc. (NON)	4,100	129,191
Black & Decker Manufacturing Co.	5,400	469,206
Bluegreen Corp. (NON)	12,000	158,640
Bon-Ton Stores, Inc. (The)	6,500	210,275
British Sky Broadcasting PLC (United Kingdom)	25,238	236,359
Buckle, Inc. (The)	5,300	217,035
Building Material Holding Corp. (S)	8,000	285,120
Burberry Group PLC (United Kingdom)	5,427	43,625
Casey's General Stores, Inc.	19,800	452,826
Catalina Marketing Corp.	4,000	92,400
Cato Corp. (The) Class A	5,675	135,406
CBS Corp. Class B	14,900	357,302
Charming Shoppes (NON)	10,000	148,700
Choice Hotels International, Inc.	6,400	292,992
Citadel Broadcasting Corp.	11,000	121,990
Claire's Stores, Inc.	6,800	246,908
CNS, Inc.	15,600	336,024
Consolidated Graphics, Inc. (NON)	2,850	148,542
Continental AG (Germany)	3,838	422,834
Daily Mail and General Trust Class A (United Kingdom)	16,727	201,327
Davis Service Group PLC (United Kingdom)	20,227	174,785
Dillards, Inc. Class A	5,700	148,428
Dreamworks Animation SKG, Inc. Class A (NON)	6,500	171,925
Dress Barn, Inc. (NON)	5,100	244,545
eCollege.com, Inc. (NON)	11,100	209,124
EMAP PLC (United Kingdom)	13,124	200,524

Escala Group, Inc. (NON) (S)	12,300	322,137
Fiat SpA (Italy) (NON)	32,183	404,601
First Choice Holidays PLC (United Kingdom)	42,108	157,193
Genesco, Inc. (NON) (S)	11,100	431,679
Genlyte Group, Inc. (The) (NON)	2,500	170,350
Goodyear Tire & Rubber Co. (The) (NON)	17,300	250,504
Group 1 Automotive, Inc.	3,400	161,636
GTECH Holdings Corp.	9,800	333,690
GUS PLC (United Kingdom)	15,060	275,551
Hasbro, Inc.	7,800	164,580
Home Depot, Inc. (The)	9,400	397,620
Honda Motor Co., Ltd. (Japan)	2,700	166,803
HUB Group, Inc. Class A (NON)	4,800	218,784
Inchcape PLC (United Kingdom)	13,746	621,501
Industria de Diseno Textil (Inditex) SA (Spain)	8,411	324,147
Jakks Pacific, Inc. (NON)	15,400	411,796
JC Penney Co., Inc. (Holding Co.)	8,100	489,321
John H. Harland Co.	15,700	617,010
K-Swiss, Inc. Class A	9,400	283,316
Kenneth Cole Productions, Inc. Class A	1,900	52,630
Kuoni Reisen Holding AG (Switzerland) (NON)	467	241,632
Laidlaw International, Inc.	15,300	416,160
Lennar Corp.	5,300	320,014
Marks & Spencer PLC (United Kingdom)	17,167	165,685
Matsushita Electric Industrial Co. (Japan)	27,000	596,880
McGraw-Hill Cos., Inc. (The)	16,700	962,254
Mediaset SpA (Italy)	13,685	160,952
Men's Wearhouse, Inc. (The)	4,590	164,965
Metro AG (Germany)	2,400	123,072
Modine Manufacturing Co.	14,300	421,850
Multimedia Games, Inc. (NON) (S)	13,200	196,416
Next PLC (United Kingdom)	10,519	301,011
Nordstrom, Inc.	30,500	1,194,990
Nu Skin Enterprises, Inc. Class A	10,400	182,312
Office Depot, Inc. (NON)	8,900	331,436
Pantry, Inc. (The) (NON)	10,400	648,856
Payless ShoeSource, Inc. (NON)	21,200	485,268
Phillips-Van Heusen Corp.	8,100	309,501
Playboy Enterprises, Inc. Class B (NON)	12,900	183,180
Puma AG Rudolf Dassier Sport (Germany)	100	37,742
Rent-A-Center, Inc. (NON)	3,900	99,801
Robert Half International, Inc.	7,500	289,575
S.A. D'Ieteren NV (Belgium)	197	58,854
Select Comfort Corp. (NON)	4,100	162,155
Sherwin-Williams Co. (The)	7,000	346,080
Skechers U.S.A., Inc. Class A (NON)	12,000	299,160
Societe Television Francaise I (France)	2,126	64,312
Sony Corp. (Japan)	4,500	207,031
Sotheby's Holdings, Inc. Class A (NON)	10,100	293,304
Stein Mart, Inc.	12,800	222,976
Steven Madden, Ltd.	19,700	699,350
Stride Rite Corp.	9,500	137,560
TeleTech Holdings, Inc. (NON)	23,700	263,307
Timberland Co. (The) Class A (NON)	3,300	112,959
Too, Inc. (NON)	2,500	85,875
Toro Co. (The)	7,400	353,350
Toyota Motor Corp. (Japan)	5,700	309,763
Unifirst Corp.	3,400	112,948
United Business Media PLC (United Kingdom)	8,261	103,943
Universal Forest Products, Inc.	6,500	412,685
USG Corp. (NON)	7,467	709,066
Ventiv Health, Inc. (NON)	6,200	205,964
Viacom, Inc. Class B (NON)	2,400	93,120
Volkswagon AG (Germany)	5,905	442,207
VS Holdings, Inc. (NON)	4,041	--
Volvo AB Class A (Sweden)	10,000	456,908
Vulcan Materials Co.	4,000	346,600
Wal-Mart Stores, Inc.	18,625	879,845
Walt Disney Co. (The)	19,908	555,234
Whirlpool Corp.	9,500	868,965
William Hill PLC (United Kingdom)	28,186	293,053
Wolverine World Wide, Inc.	4,250	94,053
Yamaha Motor Co., Ltd. (Japan)	31,700	782,423
		33,491,158

Consumer Finance (0.6%)
Accredited Home Lenders Holding Co. (NON) (S)	6,500	332,670
Asta Funding, Inc. (S)	13,800	458,988
CompuCredit Corp. (NON)	18,750	690,188
Countrywide Financial Corp.	7,284	267,323
Nelnet, Inc. Class A (NON)	2,800	116,620
Portfolio Recovery Associates, Inc. (NON)	3,200	149,856
Provident Financial PLC (United Kingdom)	16,530	202,539
World Acceptance Corp. (NON)	8,650	237,010
		2,455,194

Consumer Staples (5.6%)
Aderans Co., Ltd. (Japan)	8,300	243,511
Altria Group, Inc.	23,754	1,683,208

American Greetings Corp. Class A	5,200	112,424
Axfood AB (Sweden) (S)	4,800	119,207
BAT Industries PLC (United Kingdom)	27,876	673,934
Black Box Corp.	3,400	163,370
Carrefour Supermarche SA (France)	2,741	145,599
Chattem, Inc. (NON)	3,300	124,245
Chiquita Brands International, Inc.	10,400	174,408
Coca-Cola Co. (The)	10,900	456,383
Colgate-Palmolive Co.	8,200	468,220
Colruyt SA (Belgium)	832	124,431
Costco Wholesale Corp.	4,500	243,720
Darden Restaurants, Inc.	12,200	500,566
Domino's Pizza, Inc.	10,200	291,210
Energizer Holdings, Inc. (NON)	2,525	133,825
Flowers Foods, Inc.	3,450	102,465
Fyffes PLC (Ireland)	58,362	156,772
Heineken NV (Netherlands)	7,299	276,612
Ihop Corp.	2,500	119,850
Imperial Tobacco Group PLC (United Kingdom)	5,798	171,647
Jack in the Box, Inc. (NON)	10,450	454,575
Japan Tobacco, Inc. (Japan)	235	824,095
Kellogg Co.	13,800	607,752
Kimberly-Clark Corp.	8,900	514,420
Koninklijke Ahold NV (Netherlands) (NON)	9,258	72,702
Kroger Co.	11,800	240,248
Labor Ready, Inc. (NON)	23,500	562,825
Liberty Media Corp. Class A (NON)	65,900	541,039
Longs Drug Stores, Inc.	4,400	203,632
Luby's, Inc. (NON)	8,800	109,912
McDonald's Corp.	20,700	711,252
Meiji Dairies Corp. (Japan)	61,000	355,787
Morton's Restaurant Group, Inc. (NON)	1,260	21,899
Nash Finch Co.	8,400	251,160
Nestle SA (Switzerland)	1,135	336,200
Papa John's International, Inc. (NON)	4,800	157,488
Pepsi Bottling Group, Inc. (The)	21,500	653,385
PepsiCo, Inc.	13,700	791,723
Pilgrim's Pride Corp.	13,200	286,044
Playtex Products, Inc. (NON)	22,100	231,387
Procter & Gamble Co. (The)	15,740	906,939
Reynolds American, Inc.	9,800	1,033,900
Safeway, Inc.	18,800	472,256
Scotts Miracle-Gro Co. (The) Class A	1,600	73,216
Seaboard Corp.	215	342,710
Smart & Final, Inc. (NON)	7,200	118,008
Supervalu, Inc.	8,269	254,851
Swedish Match AB (Sweden)	21,100	288,410
Time Warner, Inc.	95,190	1,598,240
Toyo Suisan Kaisha, Ltd. (Japan)	29,000	441,420
Unilever NV (Netherlands)	782	54,218
UST, Inc.	7,400	307,840
ValueClick, Inc. (NON)	8,100	137,052
Weight Watchers International, Inc.	5,100	262,140
Weiss Markets, Inc.	1,100	49,027
Whole Foods Market, Inc.	9,800	651,112
Woolworths, Ltd. (Australia)	51,480	690,516
Yum! Brands, Inc.	4,880	238,437
		22,333,424

Energy (5.6%)
BP PLC (United Kingdom)	89,625	1,027,436
Burlington Resources, Inc.	9,600	882,336
Chevron Corp.	26,924	1,560,784
ConocoPhillips	20,200	1,275,630
Core Laboratories NV (Netherlands) (NON)	4,100	194,955
ENI SpA (Italy)	36,194	1,028,301
Exxon Mobil Corp.	74,240	4,518,246
Forest Oil Corp. (NON)	1,500	55,770
Frontier Oil Corp.	17,100	1,014,885
Giant Industries, Inc. (NON)	9,800	681,492
Harvest Natural Resources, Inc. (NON)	12,500	121,500
Helix Energy Solutions Group, Inc. (NON)	4,100	155,390
Helmerich & Payne, Inc.	7,500	523,650
Holly Corp.	6,300	466,956
Houston Exploration Co. (NON)	2,300	121,210
KCS Energy, Inc. (NON)	4,900	127,400
Marathon Oil Corp.	9,410	716,760
Mariner Energy, Inc. (NON)	1,213	24,879
Norsk Hydro ASA (Norway)	3,530	488,574
Occidental Petroleum Corp.	2,800	259,420
Oil States International, Inc. (NON)	2,900	106,865
Petroleum Development Corp. (NON)	2,600	117,936
Questar Corp.	6,000	420,300
Repsol YPF, SA (Spain)	7,678	217,767
Royal Dutch Shell PLC Class A (Netherlands)	18,863	589,322
Royal Dutch Shell PLC Class B (Netherlands)	37,261	1,209,719
Statoil ASA (Norway)	23,283	670,765
Sunoco, Inc.	15,160	1,175,961
Tesoro Petroleum Corp.	10,000	683,400
Total SA (France)	2,870	756,007

Valero Energy Corp.	7,054	421,688
Veritas DGC, Inc. (NON)	15,900	721,701
Western Refining, Inc.	3,791	81,961
		22,418,966

Financial (2.9%)
Advanta Corp. Class B	7,200	265,464
Assurant, Inc.	7,300	359,525
Citigroup, Inc. (SEG)	57,549	2,718,039
Contifinancial Corp. Liquidating Trust Units	238,820	75
Deutsche Boerse AG (Germany)	561	80,785
Fidelity National Financial, Inc.	20,100	714,153
First American Corp. (S)	10,930	428,019
Hitachi Capital Corp. (Japan)	5,900	117,808
HRPT Properties Trust (R)	29,900	351,026
ICAP PLC (United Kingdom)	10,464	81,211
International Securities Exchange, Inc.	4,100	170,765
JPMorgan Chase & Co.	22,131	921,535
Lehman Brothers Holdings, Inc.	5,900	852,727
London Stock Exchange PLC (United Kingdom)	23,571	431,684
Man Group PLC (United Kingdom)	24,063	1,028,705
MGIC Investment Corp.	3,900	259,857
Mitsubishi UFJ Financial Group, Inc. (Japan)	51	775,048
Nasdaq Stock Market, Inc. (The) (NON)	5,800	232,232
Nationwide Financial Services, Inc. Class A	4,300	184,986
Nuveen Investments, Inc. Class A	2,100	101,115
Orix Corp. (Japan)	1,380	426,784
Royal Bank of Scotland Group PLC (United Kingdom)	21,432	696,185
Sampo OYJ Class A (Finland)	8,000	168,142
Tower, Ltd. (New Zealand) (NON)	50,736	80,900
Washington Mutual, Inc.	3,800	161,956
		11,608,726

Health Care (7.5%)
Abbott Laboratories	19,066	809,733
Aetna, Inc.	13,600	668,304
Albany Molecular Research, Inc. (NON)	19,939	202,580
Alfresa Holdings Corp. (Japan)	800	48,475
Alkermes, Inc. (NON)	5,900	130,095
Alpharma, Inc. Class A	4,300	115,326
Amgen, Inc. (NON)	14,100	1,025,775
AMN Healthcare Services, Inc. (NON)	7,500	140,400
Applera Corp.- Celera Genomics Group (NON)	25,800	301,602
Applera Corp.-Applied Biosystems Group	27,200	738,208
AstraZeneca PLC (United Kingdom)	22,701	1,141,740
Bausch & Lomb, Inc.	6,300	401,310
Becton, Dickinson and Co.	19,900	1,225,442
Bristol-Myers Squibb Co.	21,685	533,668
Candela Corp. (NON)	10,700	231,120
Celesio AG (Germany)	362	34,109
Cephalon, Inc. (NON) (S)	2,300	138,575
Cerner Corp. (NON)	2,200	104,390
Chugai Pharmaceutical Co., Ltd. (Japan)	25,500	461,272
CIGNA Corp.	3,986	520,651
Coventry Health Care, Inc. (NON)	13,313	718,636
Dade Behring Holdings, Inc.	8,640	308,534
Digene Corp. (NON)	3,600	140,760
DJ Orthopedics, Inc. (NON)	6,100	242,536
Eli Lilly Co.	8,800	486,640
Enzon, Inc. (NON)	6,000	48,600
First Horizon Pharmaceutical Corp. (NON)	4,200	105,882
Genentech, Inc. (NON)	4,400	371,844
Genesis HealthCare Corp. (NON)	5,497	241,538
Gilead Sciences, Inc. (NON)	16,900	1,051,518
GlaxoSmithKline PLC (United Kingdom)	31,121	812,296
Haemonetics Corp. (NON)	10,200	517,854
Hospira, Inc. (NON)	14,700	580,062
Humana, Inc. (NON)	17,000	895,050
Intuitive Surgical, Inc. (NON)	950	112,100
Johnson & Johnson (SEG)	51,837	3,069,787
Kaken Pharmaceutical Co., Ltd. (Japan)	7,000	58,649
Kinetic Concepts, Inc. (NON)	5,100	209,967
LCA-Vision, Inc.	3,600	180,396
LifeCell Corp. (NON)	5,600	126,280
Ligand Pharmaceuticals, Inc. Class B (NON) (S)	7,400	95,090
Magellan Health Services, Inc. (NON)	7,100	287,337
Mayne Pharma, Ltd. (Australia) (NON)	52,765	111,171
McKesson Corp.	8,900	463,957
Mediceo Paltac Holdings Co., Ltd. (Japan)	8,500	137,103
Medivir AB Class B (Sweden) (NON)	50	359
Mentor Corp.	4,200	190,302
Merck & Co., Inc.	33,550	1,181,967
Millennium Pharmaceuticals, Inc. (NON)	23,800	240,618
Odyssey Healthcare, Inc. (NON)	7,100	122,191
OraSure Technologies, Inc. (NON)	21,900	225,570
Owens & Minor, Inc.	3,800	124,526
Pediatrix Medical Group, Inc. (NON)	1,590	163,198
Per-Se Technologies, Inc. (NON)	4,300	114,638
PerkinElmer, Inc.	16,400	384,908

Pfizer, Inc.	32,584	811,993
Regeneron Pharmaceuticals, Inc. (NON)	6,100	101,443
Roche Holding AG (Switzerland)	5,698	846,523
Salix Pharmaceuticals, Ltd. (NON)	10,910	180,124
Savient Pharmaceuticals, Inc. (NON)	22,000	117,260
Schering AG (Germany)	1,900	197,208
Schering-Plough Corp.	7,900	150,021
Serologicals Corp. (NON)	3,000	73,380
Sierra Health Services, Inc. (NON)	34,520	1,404,964
Sybron Dental Specialties, Inc. (NON)	4,800	197,952
Symbion Health, Ltd. (Australia)	52,765	129,200
Taisho Pharmaceutical Co., Ltd. (Japan)	17,000	342,205
Techne Corp. (NON)	2,300	138,322
United Therapeutics Corp. (NON)	2,600	172,328
UnitedHealth Group, Inc.	12,008	670,767
Vertex Pharmaceuticals, Inc. (NON)	4,485	164,106
Viropharma, Inc. (NON)	6,800	86,360
Vital Signs, Inc.	3,450	189,509
WellCare Health Plans, Inc. (NON)	3,400	154,496
Wyeth	15,900	771,468
		29,994,268

Insurance (2.7%)
Aegon NV (Netherlands)	13,532	250,027
Allianz AG (Germany)	3,445	574,996
American Financial Group, Inc.	14,200	590,862
AmerUs Group Co.	3,100	186,744
Arch Capital Group, Ltd. (Bermuda) (NON)	1,700	98,158
Commerce Group, Inc.	6,100	322,324
Corporacion Mapfre SA (Spain)	23,130	470,467
FBL Financial Group, Inc. Class A	1,360	46,852
Fremont General Corp.	19,300	416,108
HCC Insurance Holdings, Inc.	3,141	109,307
ING Groep NV (Netherlands)	24,154	952,779
Landamerica Financial Group, Inc.	6,900	468,165
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,000	141,691
Navigators Group, Inc. (NON)	5,216	258,714
Ohio Casualty Corp.	1,900	60,230
Philadelphia Consolidated Holding Corp. (NON)	6,000	204,840
Prudential Financial, Inc.	17,800	1,349,418
QBE Insurance Group, Ltd. (Australia)	14,110	219,781
Safeco Corp.	6,200	311,302
Safety Insurance Group, Inc.	4,500	205,470
Selective Insurance Group	2,000	106,000
Stancorp Financial Group	1,500	81,165
Stewart Information Services	2,560	120,525
Swiss Re (Switzerland)	2,858	199,283
Triad Guaranty, Inc. (NON)	5,000	234,500
UICI	12,300	454,977
United Fire & Casualty Co.	1,150	37,835
W.R. Berkley Corp.	9,890	574,213
Zenith National Insurance Corp.	17,110	823,504
Zurich Financial Services AG (Switzerland) (NON)	4,444	1,041,695
		10,911,932

Investment Banking/Brokerage (1.9%)
Affiliated Managers Group (NON)	6,000	639,660
Ameriprise Financial, Inc.	11,800	531,708
Calamos Asset Management, Inc. Class A	13,700	512,380
Challenger Financial Services Group, Ltd. (Australia)	33,562	83,598
Credit Suisse Group (Switzerland)	15,021	841,015
Deutsche Bank AG (Germany)	1,975	224,995
Goldman Sachs Group, Inc. (The)	8,900	1,396,944
Harris & Harris Group, Inc. (S)	11,300	157,635
IndyMac Bancorp, Inc.	12,600	515,718
Investment Technology Group, Inc. (NON)	12,000	597,600
Lazard, Ltd. Class A (Bermuda)	3,900	172,575
Macquarie Bank, Ltd. (Australia)	1,165	53,607
Merrill Lynch & Co., Inc.	6,200	488,312
Morgan Stanley	5,800	364,356
Raymond James Financial, Inc.	19,825	586,027
Schroders PLC (United Kingdom)	14,186	292,527
		7,458,657

Other (1.9%)
iShares MSCI Emerging Markets Index Fund (S)	51,810	5,129,190
iShares MSCI Hong Kong Index Fund	3,100	41,819
iShares MSCI Malaysia Index Fund	1,100	8,217
iShares MSCI Singapore Index Fund	1,500	13,170
iShares MSCI South Korea Index Fund	900	41,985
iShares MSCI Taiwan Index Fund	2,400	30,552
iShares Russell 1000 Growth Index Fund	40,500	2,135,970
		7,400,903

Real Estate (1.3%)
American Home Mortgage Investment Corp. (R)	9,400	293,374
Arbor Realty Trust, Inc (R)	6,400	172,736

Boston Properties, Inc. (R)	3,300	307,725
Boykin Lodging Co. (NON)(R)	4,200	47,418
Brookfield Homes Corp.	2,610	135,355
Capital Trust, Inc. Class A (R)	1,400	43,568
CB Richard Ellis Group, Inc. Class A (NON)	8,000	645,600
CBL & Associates Properties (R)	11,100	471,195
Digital Realty Trust, Inc. (R)	8,900	250,713
Entertainment Properties Trust (R)	1,000	41,980
Highwoods Properties, Inc. (R)	9,800	330,554
Innkeepers USA Trust (R)	5,600	94,920
Jones Lang LaSalle, Inc.	9,200	704,168
Lexington Corporate Properties Trust (R)	5,500	114,675
LTC Properties, Inc. (R)	14,900	346,574
Metrovacesa SA (Spain)	1,864	158,106
National Health Investors, Inc. (R)	4,700	119,380
Newkirk Realty Trust, Inc. (R)	5,800	104,922
Omega Healthcare Investors, Inc. (R)	4,000	56,080
RAIT Investment Trust (R)	11,300	319,112
Saxon Capital, Inc. (R)	13,000	135,720
SL Green Realty Corp. (R)	1,550	157,325
St. Joe Co. (The)	2,300	144,532
		5,195,732

Technology (10.2%)
Advanced Energy Industries, Inc. (NON)	7,700	108,801
Advanced Micro Devices, Inc. (NON)	18,500	613,460
Advantest Corp. (Japan)	2,000	236,840
Agere Systems, Inc. (NON)	36,500	548,960
Agilysys, Inc.	18,950	285,387
ALPS Electric Co., Ltd. (Japan)	7,000	112,602
Anixter International, Inc.	2,700	129,006
Ansoft Corp. (NON)	9,251	385,674
ANSYS, Inc. (NON)	3,300	178,695
Apple Computer, Inc. (NON)	20,300	1,273,216
Aspen Technology, Inc. (NON)	10,200	129,030
Asyst Technologies, Inc. (NON)	20,500	213,405
Atmel Corp. (NON)	85,900	405,448
Autodesk, Inc. (NON)	11,500	442,980
BEA Systems, Inc. (NON)	36,500	479,245
Blackbaud, Inc.	8,600	182,234
Blackboard, Inc. (NON)	5,307	150,772
Brocade Communications Systems, Inc. (NON)	84,200	562,456
Cisco Systems, Inc. (NON)	84,410	1,829,165
Citrix Systems, Inc. (NON)	14,800	560,920
Coherent, Inc. (NON)	2,400	84,264
CommScope, Inc. (NON) (S)	4,600	131,330
Compuware Corp. (NON)	29,100	227,853
Comtech Telecommunications Corp. (NON)	4,600	134,182
Corning, Inc. (NON)	12,800	344,448
Covansys Corp. (NON)	3,601	61,901
CSG Systems International, Inc. (NON)	4,200	97,692
Cymer, Inc. (NON)	2,400	109,056
Dell, Inc. (NON)	9,700	288,672
Diodes, Inc. (NON)	3,600	149,400
Emulex Corp. (NON)	19,000	324,710
F5 Networks, Inc. (NON)	2,100	152,229
Factset Research Systems, Inc.	4,600	204,010
FEI Co. (NON)	10,100	200,485
Freescale Semiconductor, Inc. Class B (NON)	9,652	268,036
Fujitsu, Ltd. (Japan)	23,000	193,708
General Cable Corp. (NON)	10,200	309,366
Global Payments, Inc.	4,500	238,545
Google, Inc. Class A (NON)	2,900	1,131,000
Harris Corp.	3,600	170,244
Hewlett-Packard Co.	41,800	1,375,220
Hyperion Solutions Corp. (NON)	4,500	146,700
IBM Corp.	20,150	1,661,771
Imation Corp.	4,200	180,222
Infineon Technologies AG (Germany) (NON)	5,300	54,446
Infospace, Inc. (NON)	6,400	178,880
Intel Corp. (SEG)	108,383	2,097,211
Intergraph Corp. (NON)	19,800	824,868
Internet Security Systems, Inc. (NON)	5,100	122,298
Intervideo, Inc. (NON)	7,400	80,364
Intuit, Inc. (NON)	6,600	351,054
IXYS Corp. (NON)	2,100	19,362
j2 Global Communications, Inc. (NON) (S)	11,600	545,200
Komag, Inc. (NON)	9,000	428,400
KONAMI Corp. (Japan)	3,000	75,425
Kulicke & Soffa Industries, Inc. (NON)	10,200	97,308
McAfee, Inc. (NON)	22,000	535,260
Micrel, Inc. (NON)	25,542	378,532
Microsoft Corp. (SEG)	109,981	2,992,583
MicroStrategy, Inc. (NON)	4,000	421,160
Mitsubishi Electric Corp. (Japan)	27,000	228,743
Motorola, Inc.	41,110	941,830
MTS Systems Corp.	17,570	734,953
Multi-Fineline Electronix, Inc. (NON) (S)	3,700	216,413
National Semiconductor Corp.	14,100	392,544
NEC Corp. (Japan)	10,000	70,186

NEC Electronics Corp. (Japan) (NON)	2,400	97,269
NET One Systems Co., Ltd. (Japan)	73	149,802
Netlogic Microsystems, Inc. (NON)	3,400	140,114
Nice Systems, Ltd. ADR (Israel) (NON)	1,600	81,536
Nokia OYJ (Finland) (S)	51,648	1,067,399
NTT Data Corp. (Japan)	113	542,408
Omnivision Technologies, Inc. (NON)	12,700	383,540
Omron Corp. (Japan)	9,000	257,925
ON Semiconductor Corp. (NON)	20,600	149,556
Oracle Corp. (NON)	53,125	727,281
Palm, Inc. (NON) (S)	5,200	120,432
PAR Technology Corp. (NON)	5,250	93,135
Parametric Technology Corp. (NON)	5,620	91,775
Park Electrochemical Corp.	2,500	73,750
Perlos OYJ (Finland)	20	167
Photronics, Inc. (NON)	15,700	294,532
Plexus Corp. (NON)	4,100	154,037
Portalplayer, Inc. (NON) (S)	5,600	124,488
QLogic Corp. (NON)	31,800	615,330
Qualcomm, Inc.	17,850	903,389
RadiSys Corp. (NON)	8,600	170,710
Silicon Image, Inc. (NON)	20,300	209,293
Solectron Corp. (NON)	86,000	344,000
SonicWall, Inc. (NON)	52,200	370,098
SPSS, Inc. (NON)	5,100	161,466
Standard Microsystems Corp. (NON)	1,100	28,578
Sykes Enterprises, Inc. (NON)	32,900	466,522
Synopsys, Inc. (NON)	4,100	91,635
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	59,424	225,752
Texas Instruments, Inc.	26,000	844,220
Toshiba Corp. (Japan)	76,000	440,879
Transaction Systems Architects, Inc. (NON)	6,000	187,260
Trident Microsystems, Inc. (NON)	3,600	104,616
Trizetto Group (NON)	32,400	569,916
Uniden (Japan)	4,000	64,056
United Online, Inc.	30,500	392,230
Veeco Instruments, Inc. (NON)	12,600	294,210
WebEx Communications, Inc. (NON)	4,528	152,458
Websense, Inc. (NON)	15,800	435,764
Western Digital Corp. (NON)	8,592	166,943
Xyratex Ltd. (Bermuda) (NON)	5,000	157,500
		40,746,331

Transportation (1.4%)
Alaska Air Group, Inc. (NON)	6,600	233,970
AP Moller - Maersk A/S (Denmark)	66	566,262
Arriva PLC (United Kingdom)	36,025	384,553
British Airways PLC (United Kingdom) (NON)	27,078	165,891
Central Japan Railway Co. (Japan)	87	855,618
CNF Transportation, Inc.	6,200	309,628
Deutsche Lufthansa AG (Germany)	6,800	121,445
DSV, De Sammensluttede Vognmaend A/S (Denmark)	775	103,070
ExpressJet Holdings, Inc. (NON)	25,850	192,324
FedEx Corp.	2,900	327,526
General Maritime Corp.	3,494	116,490
National Express Group PLC (United Kingdom)	11,132	182,444
Neptune Orient Lines, Ltd. (Singapore)	115,000	154,978
Norfolk Southern Corp.	13,200	713,724
Orient Overseas International, Ltd. (Hong Kong)	35,000	118,403
Overseas Shipholding Group	2,600	124,618
Singapore Airlines, Ltd. (Singapore)	19,000	164,107
Southwest Airlines Co.	37,200	669,228
World Air Holdings, Inc. (NON)	11,200	109,984
		5,614,263

Utilities & Power (2.0%)
American Electric Power Co., Inc.	13,100	445,662
E.On AG (Germany)	6,791	746,524
Edison International	13,355	549,959
Electric Power Development Co. (Japan)	4,560	144,230
Energen Corp.	20,200	707,000
Energias de Portugal (EDP) SA (Portugal)	42,341	165,994
Equitable Resources, Inc.	8,600	313,986
FirstEnergy Corp.	4,900	239,610
MDU Resources Group, Inc.	6,600	220,770
National Fuel Gas Co.	10,900	356,648
National Grid PLC (United Kingdom)	14,612	145,081
NICOR, Inc. (S)	5,900	233,404
Ormat Technologies, Inc.	2,600	99,060
Osaka Gas Co., Ltd. (Japan)	127,000	460,827
PG&E Corp.	28,600	1,112,540
RWE AG (Germany)	2,495	217,063
South Jersey Industries, Inc.	5,700	155,439
Suez SA (France)	13,072	514,373
TXU Corp.	17,600	787,776
Vector, Ltd. (New Zealand)	52,272	89,750
Veolia Environnement (France)	7,195	398,994
Westar Energy, Inc.	5,600	116,536

		8,221,226

Total common stocks (cost $227,025,262)		$279,124,898

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.6%)(a)

	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, April 1, 2032	$3,343	$3,351
5 1/2s, June 1, 2035	88,204	86,202
5 1/2s, with due dates from October 1, 2019 to
April 1, 2020	591,753	588,198
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, July 1, 2007	13,538	13,599
7s, with due dates from February 1, 2024 to
October 1, 2028	290,311	301,000
6 1/2s, with due dates from October 1, 2032 to
November 1, 2034	125,252	127,958
6s, with due dates from March 1, 2035 to June 1, 2035	43,047	43,099
5 1/2s, with due dates from November 1, 2030 to
March 1, 2036	982,612	959,722
5 1/2s, with due dates from February 1, 2018 to
January 1, 2021	2,260,492	2,248,083
5 1/2s, TBA, May 1, 2036	5,900,000	5,752,500
5 1/2s, TBA, April 1, 2036	9,436,000	9,208,946
5 1/2s, TBA, April 1, 2021	130,000	129,177
5s, September 1, 2035	1,950	1,856
5s, April 1, 2019	265,837	259,565
5s, TBA, May 1, 2036	7,900,000	7,514,258
5s, TBA, April 1, 2036	5,400,000	5,140,125
4 1/2s, TBA, May 1, 2036	1,300,000	1,198,285
4 1/2s, TBA, April 1, 2036	1,000,000	922,188

Total U.S. government and agency mortgage obligations (cost $34,865,695)		$34,498,112

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,101)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$19,209

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$51,000	$51,153
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.439s, 2029	61,000	63,785
Ser. 96-D3, Class A1C, 7.4s, 2026	395,572	399,818
Banc of America Commercial Mortgage, Inc. Ser. 06-1,
Class XC, Interest Only, 0.045s, 2045	2,655,000	18,484
Banc of America Commercial Mortgage, Inc. 144A Ser.
05-4, Class XC, IO, 0.039s, 2045	3,857,544	27,279
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.67s, 2014	103,000	102,855
FRB Ser. 05-MIB1, Class K, 6.749s, 2022	95,000	93,273
FRB Ser. 05-ESHA, Class K, 6.54s, 2020	100,000	99,999
FRB Ser. 06-LAQ, Class M, zero %, 2021	100,000	100,000
FRB Ser. 05-BOCA, Class L, 6.449s, 2016	200,000	200,343
FRB Ser. 06-LAQ, Class L, zero %, 2021	100,000	100,000
FRB Ser. 05-MIB1, Class J, 5.799s, 2022	102,000	102,123
FRB Ser. 05-ESHA, Class G, 5.62s, 2020	100,000	99,827
Ser. 06-LAQ, Class X1, IO, 1.415s, 2021	3,870,000	35,333
Ser. 03-BBA2, Class X1A, IO, 0.44s, 2015	1,500,029	2,649
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	129,000	128,897
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.118s, 2035	88,438	88,332
Ser. 05-3A, IO, 0.775s, 2035	562,948	46,773
Ser. 05-1A, IO, 0.775s, 2035	381,855	28,251
Ser. 04-3, IO, 0.775s, 2035	325,995	24,284
Ser. 04-2, IO, 0.72s, 2034	550,998	41,088
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	4,489,000	35,943
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	6,028,807	27,317
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 04-PR3I, Class X1, IO, 0.12s, 2041	793,736	17,742
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	27,000	28,748
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	226,601
Ser. 98-1, Class G, 6.56s, 2030	56,000	57,631
Ser. 98-1, Class H, 6.34s, 2030	85,000	70,881
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.055s, 2043	5,429,430	56,415

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.13s, 2046	3,732,000	22,888
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	186,000	187,238
Ser. 97-ML1, Class A2, 6.53s, 2030	40,288	40,338
Ser. 97-ML1, IO, 0.72s, 2017	2,683,359	38,364
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	98,000	99,175
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 6.599s, 2039	1,176,000	1,110,285
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	44,337
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	35,325
FRB Ser. 01-J2A, Class A2F, 5.251s, 2034	74,000	74,852
Ser. 05-C6, Class XC, IO, 0.04s, 2044	5,681,387	37,952
Ser. 05-LP5, Class XC, IO, 0.039s, 2043	2,906,965	30,320
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	128,449
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	63,953
Ser. 05-C4, Class A5, 5.104s, 2038	706,000	682,088
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 5.699s, 2016	50,000	50,000
FRB Ser. 05-TF2A, Class J, 5.649s, 2020	95,000	95,000
FRB Ser. 04-TF2A, Class H, 5.449s, 2019	50,000	50,000
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	3,159,000	95,844
Ser. 02-CP3, Class AX, IO, 0.43s, 2035	887,272	35,665
Ser. 03-C3, Class AX, IO, 0.338s, 2038	2,025,367	84,066
Ser. 05-C2, Class AX, IO, 0.064s, 2037	3,836,138	55,881
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.656s, 2031	2,338,710	40,289
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	107,000	114,592
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,926
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	129,490
Fannie Mae
IFB Ser. 05-37, Class SU, 9.927s, 2035	179,227	192,633
Ser. 04-T3, Class PT1, 9.737s, 2044	67,529	71,846
Ser. 03-W6, Class PT1, 9.574s, 2042	43,707	46,449
Ser. 02-T12, Class A4, 9 1/2s, 2042	14,381	15,202
Ser. 02-T4, Class A4, 9 1/2s, 2041	54,752	57,791
Ser. 02-T6, Class A3, 9 1/2s, 2041	29,126	30,646
IFB Ser. 04-10, Class QC, 9.327s, 2031	103,718	106,744
Ser. 02-26, Class A2, 7 1/2s, 2048	99,378	103,387
Ser. 05-W3, Class 1A, 7 1/2s, 2045	355,559	371,918
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	164,182	171,343
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	40,129	41,883
Ser. 04-W14, Class 2A, 7 1/2s, 2044	18,185	18,969
Ser. 04-W8, Class 3A, 7 1/2s, 2044	181,730	189,790
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	54,877	57,286
Ser. 04-W2, Class 5A, 7 1/2s, 2044	250,181	261,225
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	4,798	5,007
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	55,934	58,366
Ser. 03-W4, Class 4A, 7 1/2s, 2042	17,527	18,208
Ser. 02-T18, Class A4, 7 1/2s, 2042	72,517	75,509
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	73,698	76,740
Ser. 02-T16, Class A3, 7 1/2s, 2042	269,561	280,623
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	150,028	156,242
Ser. 02-W6, Class 2A, 7 1/2s, 2042	122,205	127,039
Ser. 02-T12, Class A3, 7 1/2s, 2042	34,842	36,205
Ser. 02-W4, Class A5, 7 1/2s, 2042	188,164	195,697
Ser. 02-W1, Class 2A, 7 1/2s, 2042	213,485	221,203
Ser. 02-14, Class A2, 7 1/2s, 2042	189,245	196,716
Ser. 02-T4, Class A3, 7 1/2s, 2041	138,382	143,647
Ser. 02-T6, Class A2, 7 1/2s, 2041	367,634	381,134
Ser. 01-T12, Class A2, 7 1/2s, 2041	45,709	47,438
Ser. 01-T8, Class A1, 7 1/2s, 2041	418,903	434,103
Ser. 01-T7, Class A1, 7 1/2s, 2041	82,498	85,436
Ser. 01-T3, Class A1, 7 1/2s, 2040	10,333	10,708
Ser. 01-T1, Class A1, 7 1/2s, 2040	20,909	21,699
Ser. 99-T2, Class A1, 7 1/2s, 2039	6,256	6,523
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	61,195	63,596
Ser. 02-T1, Class A3, 7 1/2s, 2031	62,208	64,619
Ser. 02-W7, Class A5, 7 1/2s, 2029	30,024	31,245
Ser. 01-T4, Class A1, 7 1/2s, 2028	16,015	16,739
Ser. 02-W3, Class A5, 7 1/2s, 2028	215,696	224,211
IFB Ser. 06-27, Class SP, 7.443s, 2036	103,000	101,820
IFB Ser. 06-8, Class PK, 7.127s, 2036	148,310	143,281
IFB Ser. 05-74, Class CP, 7.084s, 2035	93,484	93,055
IFB Ser. 05-76, Class SA, 7.084s, 2034	119,132	117,009
IFB Ser. 05-57, Class CD, 7.057s, 2035	95,855	95,248
Ser. 02-26, Class A1, 7s, 2048	76,124	78,227
Ser. 04-T3, Class 1A3, 7s, 2044	72,334	74,580
Ser. 03-W3, Class 1A2, 7s, 2042	73,789	75,938
Ser. 02-T16, Class A2, 7s, 2042	77,047	79,272
Ser. 02-14, Class A1, 7s, 2042	29,647	30,444
Ser. 02-T4, Class A2, 7s, 2041	22,820	23,435
Ser. 01-W3, Class A, 7s, 2041	28,687	29,438
Ser. 05-W4, Class 1A3, 7s, 2035	48,839	50,404
Ser. 04-W1, Class 2A2, 7s, 2033	347,080	357,753
IFB Ser. 06-11, Class PS, 6.9s, 2036	139,443	134,889

IFB Ser. 06-8, Class HP, 6.9s, 2036	133,176	130,631
IFB Ser. 06-8, Class WK, 6.9s, 2036	211,395	206,326
IFB Ser. 05-106, Class US, 6.9s, 2035	203,728	202,639
IFB Ser. 05-99, Class SA, 6.9s, 2035	99,393	97,401
IFB Ser. 05-74, Class SK, 6.88s, 2035	156,117	154,332
IFB Ser. 05-74, Class CS, 6.77s, 2035	95,353	94,058
IFB Ser. 05-45, Class DA, 6.754s, 2035	219,966	215,536
IFB Ser. 05-74, Class DM, 6.717s, 2035	192,294	187,837
IFB Ser. 05-45, Class DC, 6.644s, 2035	91,652	89,433
IFB Ser. 04-79, Class SA, 6.578s, 2032	207,631	197,921
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	64,368	11,281
IFB Ser. 05-57, Class DC, 6.116s, 2034	132,249	130,143
IFB Ser. 05-45, Class PC, 5.796s, 2034	99,530	97,145
Ser. 350, Class 2, IO, 5 1/2s, 2034	679,563	165,186
Ser. 329, Class 2, IO, 5 1/2s, 2033	918,565	224,474
IFB Ser. 05-73, Class SA, 5.023s, 2035	90,233	84,361
IFB Ser. 05-93, Class AS, 4.83s, 2034	97,968	87,104
IFB Ser. 97-44, Class SN, IO, 3.44s, 2023	68,262	6,007
IFB Ser. 02-89, Class S, IO, 3.382s, 2033	186,388	16,425
IFB Ser. 02-36, Class QH, IO, 3.232s, 2029	7,046	123
IFB Ser. 03-66, Class SA, IO, 2.832s, 2033	203,093	14,121
IFB Ser. 03-48, Class S, IO, 2.732s, 2033	88,155	6,116
IFB Ser. 02-92, Class SB, IO, 2.532s, 2030	68,926	4,269
IFB Ser. 05-113, Class DI, IO, 2.412s, 2036	658,307	38,855
IFB Ser. 05-52, Class DC, IO, 2.382s, 2035	137,601	10,610
IFB Ser. 04-24, Class CS, IO, 2.332s, 2034	249,993	18,281
IFB Ser. 03-122, Class SA, IO, 2.282s, 2028	359,103	18,444
IFB Ser. 03-122, Class SJ, IO, 2.282s, 2028	381,173	19,933
IFB Ser. 04-65, Class ST, IO, 2.232s, 2034	278,344	14,961
IFB Ser. 04-51, Class S0, IO, 2.232s, 2034	50,096	2,505
IFB Ser. 04-60, Class SW, IO, 2.232s, 2034	469,594	32,209
Ser. 03-W12, Class 2, IO, 2.229s, 2043	738,568	36,332
IFB Ser. 05-65, Class KI, IO, 2.182s, 2035	1,406,012	78,932
IFB Ser. 06-20, Class BI, IO, 2.01s, 2036	1,950,000	88,608
IFB Ser. 05-42, Class SA, IO, 1.982s, 2035	396,083	20,705
Ser. 03-W10, Class 1, IO, 1.965s, 2043	1,582,422	71,911
IFB Ser. 05-73, Class SI, IO, 1.932s, 2035	96,550	4,805
IFB Ser. 05-17, Class ES, IO, 1.932s, 2035	196,482	12,506
IFB Ser. 05-17, Class SY, IO, 1.932s, 2035	92,620	5,841
IFB Ser. 05-62, Class FS, IO, 1.932s, 2034	243,747	12,963
IFB Ser. 06-20, Class PI, IO, 1.93s, 2030	460,000	17,784
Ser. 03-W10, Class 3, IO, 1.929s, 2043	447,262	20,880
IFB Ser. 05-82, Class SW, IO, 1.912s, 2035	374,851	16,575
IFB Ser. 05-82, Class SY, IO, 1.912s, 2035	477,083	21,096
IFB Ser. 05-45, Class EW, IO, 1.902s, 2035	1,008,881	49,160
IFB Ser. 05-45, Class SR, IO, 1.902s, 2035	644,741	31,337
IFB Ser. 05-47, Class SW, IO, 1.902s, 2035	551,200	23,835
IFB Ser. 05-105, Class S, IO, 1.882s, 2035	144,515	7,135
IFB Ser. 05-95, Class CI, IO, 1.882s, 2035	213,264	11,682
IFB Ser. 05-84, Class SG, IO, 1.882s, 2035	376,332	22,977
IFB Ser. 05-87, Class SG, IO, 1.882s, 2035	479,445	24,122
IFB Ser. 05-89, Class S, IO, 1.882s, 2035	681,207	29,776
IFB Ser. 05-69, Class AS, IO, 1.882s, 2035	100,426	5,319
IFB Ser. 05-54, Class SA, IO, 1.882s, 2035	455,011	20,048
IFB Ser. 05-23, Class SG, IO, 1.882s, 2035	304,529	19,128
IFB Ser. 05-29, Class SX, IO, 1.882s, 2035	366,466	20,572
IFB Ser. 05-57, Class CI, IO, 1.882s, 2035	264,859	14,475
IFB Ser. 05-104, Class NI, IO, 1.882s, 2035	126,352	8,163
IFB Ser. 05-17, Class SA, IO, 1.882s, 2035	277,200	16,439
IFB Ser. 05-17, Class SE, IO, 1.882s, 2035	297,145	17,372
IFB Ser. 05-57, Class DI, IO, 1.882s, 2035	638,149	33,423
IFB Ser. 04-92, Class S, IO, 1.882s, 2034	304,410	15,744
IFB Ser. 05-104, Class SI, IO, 1.882s, 2033	475,766	27,503
IFB Ser. 05-92, Class SC, IO, 1.862s, 2035	502,842	27,500
IFB Ser. 05-73, Class SD, IO, 1.862s, 2035	242,034	13,397
IFB Ser. 05-83, Class SL, IO, 1.852s, 2035	996,944	50,496
IFB Ser. 06-8, Class NS, IO, 1.812s, 2036	617,584	33,859
IFB Ser. 04-38, Class SI, IO, 1.752s, 2033	449,465	17,125
IFB Ser. 04-72, Class SB, IO, 1.682s, 2034	205,867	7,849
IFB Ser. 03-112, Class SA, IO, 1.682s, 2028	191,573	6,140
Ser. 03-W8, Class 12, IO, 1.637s, 2042	1,530,128	57,731
IFB Ser. 05-67, Class BS, IO, 1.332s, 2035	257,731	10,108
IFB Ser. 05-74, Class SE, IO, 1.282s, 2035	1,420,993	44,064
IFB Ser. 05-82, Class SI, IO, 1.282s, 2035	826,168	24,462
IFB Ser. 05-87, Class SE, IO, 1.232s, 2035	1,919,523	63,584
IFB Ser. 05-58, Class IK, IO, 1.182s, 2035	200,928	7,872
IFB Ser. 04-54, Class SW, IO, 1.182s, 2033	116,744	2,995
Ser. 03-W17, Class 12, IO, 1.151s, 2033	536,443	15,746
Ser. 03-T2, Class 2, IO, 0.854s, 2042	2,145,666	38,827
Ser. 03-W6, Class 51, IO, 0.682s, 2042	520,105	5,721
Ser. 01-T12, Class IO, 0.568s, 2041	483,992	5,590
Ser. 03-W2, Class 1, IO, 0.472s, 2042	3,859,074	36,691
Ser. 02-T4, IO, 0.452s, 2041	2,569,797	22,725
Ser. 01-50, Class B1, IO, 0.452s, 2041	809,384	5,932
Ser. 02-T1, Class IO, IO, 0.425s, 2031	494,104	4,470
Ser. 03-W6, Class 3, IO, 0.365s, 2042	711,247	3,343
Ser. 03-W6, Class 23, IO, 0.351s, 2042	763,010	3,434
Ser. 01-79, Class BI, IO, 0.334s, 2045	1,893,871	12,991
Ser. 03-W8, Class 11, IO, 0.03s, 2042	474,923	52
Ser. 05-113, Class DO, Principal Only, zero %, 2036	101,001	79,590
Ser. 363, Class 1, PO, zero %, 2035	783,752	557,130

Ser. 361, Class 1, PO, zero %, 2035	396,307	303,184
Ser. 04-38, Class AO, PO, zero %, 2034	267,950	189,616
Ser. 342, Class 1, PO, zero %, 2033	99,089	75,561
Ser. 02-82, Class TO, PO, zero %, 2032	62,950	47,911
Ser. 04-61, Class CO, PO, zero %, 2031	140,000	104,869
FRB Ser. 05-65, Class ER, zero %, 2035	151,541	164,512
FRB Ser. 05-57, Class UL, zero %, 2035	159,519	171,173
FRB Ser. 05-65, Class CU, zero %, 2034	77,866	111,084
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	15,206	16,070
Ser. T-60, Class 1A3, 7 1/2s, 2044	288,539	301,058
Ser. T-59, Class 1A3, 7 1/2s, 2043	148,580	155,297
Ser. T-58, Class 4A, 7 1/2s, 2043	50,362	52,382
Ser. T-57, Class 1A3, 7 1/2s, 2043	196,956	204,831
Ser. T-51, Class 2A, 7 1/2s, 2042	106,890	110,932
Ser. T-42, Class A5, 7 1/2s, 2042	35,691	37,082
Ser. T-41, Class 3A, 7 1/2s, 2032	175,284	181,931
Ser. T-60, Class 1A2, 7s, 2044	266,424	274,553
Ser. T-56, Class A, IO, 0.646s, 2043	596,984	6,631
Ser. T-56, Class 3, IO, 0.355s, 2043	639,387	6,631
Ser. T-56, Class 1, IO, 0.28s, 2043	780,875	5,482
Ser. T-56, Class 2, IO, 0.039s, 2043	725,575	1,958
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	127,740	136,027
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.696s, 2033	1,539,049	101,544
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	142,991
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	43,857
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	175,151
Freddie Mac
IFB Ser. 2963, Class SV, 9.605s, 2034	100,000	102,488
IFB Ser. 2763, Class SC, 9.605s, 2032	215,345	220,764
IFB Ser. 2990, Class LB, 4.808s, 2034	146,943	131,711
IFB Ser. 3081, Class DC, 7.791s, 2035	99,147	95,937
IFB Ser. 2976, Class LC, 7.008s, 2035	96,794	93,605
IFB Ser. 2976, Class KL, 6.971s, 2035	138,409	133,908
IFB Ser. 2990, Class DP, 6.861s, 2034	121,979	117,643
IFB Ser. 2996, Class SA, 6.741s, 2035	95,395	88,479
IFB Ser. 3072, Class SB, 6.238s, 2035	98,721	89,370
IFB Ser. 3065, Class DC, 5.614s, 2035	120,515	108,860
IFB Ser. 3050, Class SA, 5.003s, 2034	98,380	87,427
IFB Ser. 2990, Class WP, 4.776s, 2035	96,218	89,694
IFB Ser. 2927, Class SI, IO, 3.751s, 2035	233,451	25,217
IFB Ser. 2538, Class SH, IO, 2.801s, 2032	34,780	2,235
IFB Ser. 2828, Class GI, IO, 2.751s, 2034	242,964	22,651
IFB Ser. 2802, Class SM, IO, 2.601s, 2032	76,001	4,879
IFB Ser. 2869, Class SH, IO, 2.551s, 2034	134,244	7,798
IFB Ser. 2869, Class JS, IO, 2.501s, 2034	606,935	36,197
IFB Ser. 2882, Class SL, IO, 2.451s, 2034	127,421	8,986
IFB Ser. 2682, Class TQ, IO, 2.301s, 2033	107,469	5,676
IFB Ser. 2815, Class PT, IO, 2.301s, 2032	249,429	16,392
IFB Ser. 2828, Class TI, IO, 2.301s, 2030	118,807	7,685
IFB Ser. 3033, Class SF, IO, 2.051s, 2035	178,492	7,419
IFB Ser. 3028, Class ES, IO, 2.001s, 2035	571,026	38,901
IFB Ser. 2922, Class SE, IO, 2.001s, 2035	357,932	16,218
IFB Ser. 3045, Class DI, IO, 1.981s, 2035	1,742,601	79,637
IFB Ser. 2981, Class AS, IO, 1.971s, 2035	319,998	13,699
IFB Ser. 2981, Class BS, IO, 1.971s, 2035	166,481	7,335
IFB Ser. 3118, Class SD, IO, 1.951s, 2036	610,168	26,504
IFB Ser. 3054, Class CS, IO, 1.951s, 2035	134,285	6,211
IFB Ser. 3107, Class DC, IO, 1.951s, 2035	585,037	42,689
IFB Ser. 3066, Class SI, IO, 1.951s, 2035	386,121	25,765
IFB Ser. 2924, Class SA, IO, 1.951s, 2035	510,753	21,707
IFB Ser. 2927, Class ES, IO, 1.951s, 2035	188,699	8,957
IFB Ser. 2950, Class SM, IO, 1.951s, 2016	260,728	15,481
IFB Ser. 3031, Class BI, IO, 1.941s, 2035	113,121	7,172
IFB Ser. 3067, Class SI, IO, 1.901s, 2035	446,492	30,656
IFB Ser. 2986, Class WS, IO, 1.901s, 2035	148,351	4,954
IFB Ser. 2962, Class BS, IO, 1.901s, 2035	755,090	38,695
IFB Ser. 3114, Class TS, IO, 1.901s, 2030	905,150	37,388
IFB Ser. 3114, Class BI, IO, 1.901s, 2030	357,088	13,770
IFB Ser. 2990, Class LI, IO, 1.881s, 2034	219,400	12,598
IFB Ser. 3065, Class DI, IO, 1.871s, 2035	98,386	5,832
IFB Ser. 3114, Class GI, IO, 1.851s, 2036	129,502	8,071
IFB Ser. 3081, Class DI, IO, 1.731s, 2035	112,137	6,272
IFB Ser. 2988, Class AS, IO, 1.451s, 2035	76,938	2,646
IFB Ser. 3016, Class SP, IO, 1.361s, 2035	115,947	3,533
IFB Ser. 3016, Class SQ, IO, 1.361s, 2035	274,057	8,479
IFB Ser. 2937, Class SY, IO, 1.351s, 2035	116,238	3,109
IFB Ser. 2957, Class SW, IO, 1.251s, 2035	647,631	18,822
IFB Ser. 2815, Class S, IO, 1.251s, 2032	273,347	7,855
Ser. 236, PO, zero %, 2036	442,000	331,925
Ser. 3045, Class DO, PO, zero %, 2035	133,216	101,107
Ser. 231, PO, zero %, 2035	5,213,218	3,764,336
Ser. 228, PO, zero %, 2035	1,439,481	1,088,436
FRB Ser. 3003, Class XF, zero %, 2035	107,438	114,052
FRB Ser. 2958, Class FL, zero %, 2035	63,391	61,256

GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	303,000	288,763
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.049s, 2043	4,649,058	38,942
Ser. 05-C3, Class XC, IO, 0.039s, 2045	10,707,000	55,676
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 6.999s, 2014	33,849	33,881
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.806s, 2036	44,000	47,258
Ser. 04-C2, Class A4, 5.301s, 2038	64,000	62,685
Ser. 03-C2, Class A2, 5.289s, 2040	277,000	274,684
Ser. 97-C1, Class X, IO, 1.459s, 2029	459,090	15,532
Ser. 05-C1, Class X1, IO, 0.094s, 2043	4,829,000	86,584
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	74,866
Ser. 06-C1, Class XC, IO, 0.039s, 2045	6,879,081	45,952
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 6.268s, 2034	157,465	152,890
IFB Ser. 05-66, Class SP, 4.997s, 2035	98,001	87,207
IFB Ser. 04-86, Class SW, IO, 1.974s, 2034	315,268	15,353
IFB Ser. 06-10, Class SM, IO, 1.62s, 2036	666,000	26,432
IFB Ser. 05-65, Class SI, IO, 1.574s, 2035	302,654	12,022
IFB Ser. 06-14, Class S, IO, 1.56s, 2036	285,000	10,020
IFB Ser. 05-68, Class SI, IO, 1.524s, 2035	986,123	43,480
IFB Ser. 05-51, Class SJ, IO, 1.424s, 2035	295,828	11,094
IFB Ser. 05-68, Class S, IO, 1.424s, 2035	585,072	23,316
IFB Ser. 05-28, Class SA, IO, 1.424s, 2035	768,869	23,057
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.037s, 2037	8,550,680	37,110
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	198,000	195,541
Ser. 05-GG4, Class A4B, 4.732s, 2039	258,000	241,588
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.999s, 2015	26,000	26,033
Ser. 98-C1, Class F, 6s, 2030	59,000	58,923
Ser. 05-GG4, Class XC, IO, 0.108s, 2039	4,961,377	96,052
Ser. 04-C1, Class X1, IO, 0.086s, 2028	3,186,950	34,961
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	2,573,000	10,395
JPMorgan Commercial Mortgage Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	42,000	45,234
JPMorgan Commercial Mortgage Finance Corp. 144A Ser.
00-C9, Class G, 6 1/4s, 2032	44,000	44,540
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	447,000	443,089
Ser. 05-CB11, Class A4, 5.335s, 2037	310,000	313,875
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 05-CB12, Class X1, IO, 0.058s, 2037	3,462,950	36,929
Ser. 05-LDP2, Class X1, IO, 0.047s, 2042	7,184,706	112,542
Ser. 05-LDP4, Class X1, IO, 0.041s, 2042	5,160,495	47,775
Ser. 06-CB14, Class X1, IO, 0.04s, 2044	4,120,000	19,313
Ser. 05-LDP3, Class X1, IO, 0.037s, 2042	6,345,007	47,588
Ser. 05-LDP1, Class X1, IO, 0.033s, 2046	1,783,323	16,649
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	16,185,179	75,868
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,224
Ser. 99-C1, Class G, 6.41s, 2031	37,135	34,349
Ser. 98-C4, Class H, 5.6s, 2035	50,000	47,229
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	323,000	314,289
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	78,623
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	2,671,907	57,940
Ser. 05-C2, Class XCL, IO, 0.099s, 2040	4,339,798	46,619
Ser. 05-C5, Class XCL, IO, 0.084s, 2020	3,243,335	46,374
Ser. 05-C7, Class XCL, IO, 0.074s, 2040	3,900,194	37,329
Ser. 06-C1, Class XCL, IO, 0.062s, 2041	5,649,132	64,188
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 8.49s, 2014	83,000	82,847
FRB Ser. 04-LLFA, Class H, 5.699s, 2017	52,000	52,198
FRB Ser. 05-LLFA, 5.549s, 2018	20,000	20,000
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 6.525s, 2030	31,000	32,930
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.05s, 2043	3,298,576	43,680
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.108s, 2044	1,764,928	18,126
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.14s, 2039	2,937,000	17,783
Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 5.538s, 2044	134,012	45,229
Ser. 04-C2, Class X, IO, 5.182s, 2040	121,863	43,185
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.546s, 2043	1,000,000	70,273
Ser. 05-HQ6, Class X1, IO, 0.046s, 2042	4,155,243	41,552
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	182,718
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	94,645
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	28,000	28,719

Ser. 04-RR, Class F5, 6s, 2039		100,000	84,329
Ser. 04-RR, Class F6, 6s, 2039		100,000	80,865
Ser. 05-HQ5, Class X1, IO, 0.037s, 2042		3,427,951	27,852
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.25s, 2030		49,000	50,431
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032		187,000	192,999
Ser. 00-C2, Class J, 6.22s, 2033		49,000	49,487
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.31s, 2034 (Ireland)		151,000	151,094
Ser. 04-1A, Class E, 6.06s, 2034 (Ireland)		101,000	101,061
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015		172,028	1,297
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045		448,000	442,006
Ser. 05-C17, Class A4, 5.083s, 2042		327,000	315,483
Ser. 04-C15, Class A4, 4.803s, 2041		147,000	138,930
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.356s, 2035		835,066	26,345
Ser. 05-C18, Class XC, IO, 0.055s, 2042		3,849,605	39,073
Ser. 06-C23, Class XC, IO, 0.052s, 2045		2,929,000	18,013
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036		10,000	9,499

Total collateralized mortgage obligations (cost $35,315,408)			$33,767,857

CORPORATE BONDS AND NOTES (6.5%)(a)

		Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated Finance LP company guaranty 7
7/8s, 2009		$20,000	$19,800
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		35,000	35,175
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		10,000	8,975
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		10,000	9,650
AK Steel Corp. company guaranty 7 3/4s, 2012		55,000	55,619
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		90,000	99,675
Chaparral Steel Co. company guaranty 10s, 2013		50,000	55,750
Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007		165,000	165,037
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	15,000	20,609
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$50,000	46,250
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		60,000	63,000
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	52,112
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		97,000	103,063
Georgia-Pacific Corp. debs. 9 1/2s, 2011		25,000	27,375
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	31,200
Graphic Packaging International Corp sr. sub. notes 9
1/2s, 2013		15,000	14,025
Huntsman International, LLC company guaranty 10 1/8s,
2009		35,000	35,875
Huntsman, LLC company guaranty 11 5/8s, 2010		46,000	52,095
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		60,000	58,082
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	50,000	58,534
Innophos, Inc. company guaranty 8 7/8s, 2014		$55,000	57,200
Ispat Inland ULC sec. notes 9 3/4s, 2014		15,000	16,969
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,368
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		70,000	72,275
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		90,000	95,175
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		30,000	33,000
Nalco Co. sr. sub. notes 8 7/8s, 2013		60,000	62,400
Newmont Mining Corp. notes 5 7/8s, 2035		30,000	28,047
NewPage Corp. sec. notes 10s, 2012		50,000	52,500
Norske Skog Canada, Ltd. company guaranty Ser. D, 8
5/8s, 2011 (Canada)		50,000	50,250
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		115,000	110,400
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)		25,000	27,297
PQ Corp. 144A company guaranty 7 1/2s, 2013		45,000	43,200
Rockwood Specialties Group, Inc. sub. notes 7 1/2s,
2014		55,000	55,275
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		65,000	67,600
Stone Container Corp. sr. notes 9 3/4s, 2011		110,000	113,300
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)		30,000	28,225
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)		5,000	4,807
United States Steel Corp. sr. notes 9 3/4s, 2010		25,000	27,000
Weyerhaeuser Co. debs. 7.95s, 2025		50,000	55,390
Weyerhaeuser Co. debs. 7 3/8s, 2032		35,000	37,374
Weyerhaeuser Co. notes 6 3/4s, 2012		15,000	15,615
			2,084,568

Capital Goods (0.4%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	40,000	40,500
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008	115,000	120,175
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011	5,000	5,513
Argo-Tech Corp. sr. notes 9 1/4s, 2011	35,000	36,925
Blount, Inc. sr. sub. notes 8 7/8s, 2012	45,000	46,800
Bunge Ltd. Finance Corp. notes 5.35s, 2014	45,000	43,179
Case New Holland, Inc. company guaranty 9 1/4s, 2011	50,000	53,375
Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013	70,000	72,450
Crown Cork & Seal Co. Inc. debs. 8s, 2023	15,000	14,438
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012	85,000	92,013
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012	10,000	10,150
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015	30,000	31,425
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)	30,000	31,875
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014	20,000	20,250
L-3 Communications Corp. company guaranty 7 5/8s, 2012	116,000	119,770
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	35,000	33,338
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015	75,000	73,875
Legrand SA debs. 8 1/2s, 2025 (France)	35,000	42,875
Lockheed Martin Corp. bonds 8 1/2s, 2029	55,000	71,409
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012	53,000	58,035
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013	10,000	10,200
Milacron Escrow Corp. sec. notes 11 1/2s, 2011	15,000	13,725
Mueller Group, Inc. sr. sub. notes 10s, 2012	55,000	60,225
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012	90,000	96,300
Plastipak Holdings Inc. 144A sr. notes 8 1/2s, 2015	20,000	20,400
Raytheon Co. debs. 6 3/4s, 2018	35,000	37,684
Sealed Air Corp. 144A notes 5 5/8s, 2013	45,000	43,736
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)	5,000	4,663
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	40,000	37,600
TD Funding Corp. company guaranty 8 3/8s, 2011	60,000	62,700
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012	25,000	27,688
Terex Corp. company guaranty 7 3/8s, 2014	68,000	69,700
		1,502,991

Communication Services (0.6%)
Alamosa Delaware, Inc. company guaranty 12s, 2009	47,000	50,643
Alamosa Delaware, Inc. company guaranty 11s, 2010	22,000	24,414
American Cellular Corp. sr. notes Ser. B, 10s, 2011	70,000	75,950
American Towers, Inc. company guaranty 7 1/4s, 2011	55,000	57,338
Ameritech Capital Funding company guaranty 6 1/4s, 2009	95,000	96,615
AT&T Corp. sr. notes 9 3/4s, 2031	30,000	35,822
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	110,000	139,320
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	30,000	32,775
Centennial Cellular Operating Co., LLC sr. sub. notes
10 3/4s, 2008	22,000	22,468
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013	95,000	97,613
Citizens Communications Co. notes 9 1/4s, 2011	105,000	115,238
Citizens Communications Co. sr. notes 6 1/4s, 2013	35,000	34,038
Deutsche Telekom International Finance BV company
guaranty 8 1/4s, 2030 (Germany)	65,000	77,755
Dobson Communications Corp. sr. notes 8 7/8s, 2013	75,000	75,375
France Telecom notes 7 3/4s, 2011 (France)	75,000	81,908
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	5,000	5,713
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	49,000	50,225
Intelsat Subsidiary Holding Co Ltd company guaranty 8
7/8s, 2015 (Bermuda)	60,000	61,950
iPCS, Inc. sr. notes 11 1/2s, 2012	45,000	51,300
Qwest Corp. notes 8 7/8s, 2012	150,000	167,625
Qwest Corp. sr. notes 7 5/8s, 2015	35,000	37,450
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)	70,000	79,975
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	70,000	71,050
SBA Communications Corp. sr. notes 8 1/2s, 2012	13,000	14,430
SBA Telecommunications, Inc./SBA Communications Corp.
sr. disc. notes stepped-coupon zero % (9 3/4s,
12/15/07), 2011 (STP)	33,000	31,515
Sprint Capital Corp. company guaranty 7 5/8s, 2011	35,000	37,852
Sprint Capital Corp. company guaranty 6.9s, 2019	60,000	64,099
Sprint Capital Corp. company guaranty 6 7/8s, 2028	145,000	149,601
Sprint Capital Corp. notes 8 3/8s, 2012	10,000	11,299
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7
3/4s, 2013	20,000	20,025
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)	20,000	18,846
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	52,113
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	55,000	51,832
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	50,000	46,625
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	25,000	28,951
U S West, Inc. debs. 7 1/4s, 2025	25,000	25,625
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	50,760

Verizon New Jersey, Inc. debs. 8s, 2022		45,000	48,840
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		90,000	100,703
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013		35,000	31,920
Vodafone Group PLC notes 5 3/4s, 2016 (United Kingdom)		55,000	53,886
			2,381,482

Conglomerates (--%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)		40,000	41,603

Consumer Cyclicals (1.3%)
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		45,000	45,675
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		55,000	50,325
ArvinMeritor, Inc. notes 8 3/4s, 2012		45,000	44,325
Associated Materials, Inc. company guaranty 9 3/4s,
2012		55,000	57,063
Autonation, Inc. company guaranty 9s, 2008		62,000	66,960
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		37,000	38,665
Bon-Ton Stores Inc/The 144A sr. notes 10 1/4s, 2014 (R)		60,000	57,720
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		75,000	78,563
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		40,000	40,550
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		51,690	52,982
Cendant Corp. notes 6 1/4s, 2010		80,000	82,070
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		60,000	58,650
Corrections Corporation of America sr. notes 7 1/2s,
2011		35,000	36,050
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		30,000	32,100
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		30,000	28,575
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010		160,000	172,119
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009		55,000	57,430
DaimlerChrysler NA Holding Corp. company guaranty 6
1/2s, 2013		5,000	5,078
Dana Corp. notes 5.85s, 2015		17,000	12,835
Dex Media, Inc. notes 8s, 2013		45,000	46,350
Ford Motor Co. notes 7.45s, 2031		75,000	55,688
Ford Motor Credit Corp. bonds 7 3/8s, 2011		80,000	73,597
Ford Motor Credit Corp. FRN 7.68s, 2007		45,000	44,338
Ford Motor Credit Corp. notes 7 7/8s, 2010		195,000	182,806
Ford Motor Credit Corp. notes 7 3/4s, 2007		105,000	103,400
Ford Motor Credit Corp. notes 7 3/8s, 2009		40,000	37,605
Ford Motor Credit Corp. notes 6 3/8s, 2008		45,000	42,003
Ford Motor Credit Corp. notes 5 5/8s, 2008		87,000	79,561
General Motors Acceptance Corp. FRN 5.55s, 2007		85,000	82,538
General Motors Acceptance Corp. FRN Ser. MTN, 5.645s,
2006		41,000	40,883
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007		85,000	83,264
General Motors Acceptance Corp. FRN Ser. MTN, 5 1/2s,
2007		55,000	54,128
General Motors Acceptance Corp. notes 7 3/4s, 2010		40,000	39,000
General Motors Acceptance Corp. notes 6 7/8s, 2012		130,000	119,926
General Motors Acceptance Corp. notes 6 7/8s, 2011		125,000	116,510
General Motors Acceptance Corp. notes 6 3/4s, 2014		65,000	58,513
General Motors Acceptance Corp. notes 5 1/8s, 2008		30,000	28,234
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
7.491s, 2012		10,000	10,175
Goodman Global Holding Co., Inc. sr. sub. notes 7
7/8s, 2012		40,000	39,500
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		48,000	46,920
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		30,000	30,450
GSC Holdings Corp. 144A company guaranty 8s, 2012		40,000	39,700
GTECH Holdings Corp. notes 4 3/4s, 2010		35,000	34,042
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017		30,000	28,407
Hertz Corp. 144A sr. notes 8 7/8s, 2014		40,000	41,500
Hilton Hotels Corp. notes 8 1/4s, 2011		65,000	70,317
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		100,000	102,125
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		85,000	91,375
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		20,000	21,450
Johnson Controls, Inc. sr. notes 5 1/2s, 2016		40,000	38,791
Jostens IH Corp. company guaranty 7 5/8s, 2012		60,000	59,250
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		60,000	56,262
Lamar Media Corp. company guaranty 7 1/4s, 2013		55,000	56,375
Lear Corp. sr. notes 8 1/8s, 2008	EUR	5,000	5,862
Levi Strauss & Co. sr. notes 9 3/4s, 2015		$15,000	15,788
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016		30,000	30,075
May Department Stores Co. (The) notes 5 3/4s, 2014		15,000	14,921
MeriStar Hospitality Corp. company guaranty 9 1/8s,
2011 (R)		60,000	69,450
Meritage Homes Corp. company guaranty 6 1/4s, 2015		60,000	53,100
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		95,000	94,881
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009		30,000	29,850
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		15,000	7,425
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		70,000	74,025

NTK Holdings, Inc. sr. disc. notes zero %, 2014	65,000	47,450
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	29,533
Owens Corning notes 7 1/2s, 2005 (In default) (NON)
(DEF)	45,000	36,000
Park Place Entertainment Corp. sr. notes 7s, 2013	55,000	57,285
Park Place Entertainment Corp. sr. sub. notes 9 3/8s,
2007	90,000	92,813
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	50,000	52,375
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	60,000	58,500
PRIMEDIA, Inc. sr. notes 8s, 2013	15,000	13,725
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	25,000	23,375
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016	40,000	41,600
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013	15,000	14,025
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	45,000	47,588
Scientific Games Corp. company guaranty 6 1/4s, 2012	50,000	48,938
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	60,000	62,700
Standard Pacific Corp. sr. notes 7s, 2015	35,000	32,375
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	90,000	97,875
Station Casinos, Inc. sr. notes 6s, 2012	90,000	88,763
Technical Olympic USA, Inc. company guaranty 10 3/8s,
2012	35,000	35,350
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	5,000	5,000
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	85,000	94,350
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	30,000	30,900
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	60,000	61,050
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	90,000	87,525
TRW Automotive Inc. sr. notes 9 3/8s, 2013	76,000	82,175
TRW Automotive Inc. sr. sub. notes 11s, 2013	5,000	5,588
United Auto Group, Inc. company guaranty 9 5/8s, 2012	55,000	58,231
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	75,000	73,688
WCI Communities, Inc. company guaranty 9 1/8s, 2012	75,000	76,313
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	85,000	82,556
		5,005,741

Consumer Staples (0.9%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	55,000	32,450
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	55,275
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	80,000	71,400
AMC Entertainment, Inc. 144A company guaranty 11s, 2016	20,000	20,650
Brand Services, Inc. company guaranty 12s, 2012	55,000	58,988
Charter Communications Holdings I LLC secd. notes 11s,
2015	133,000	110,556
Charter Communications Holdings II 144A sr. notes 10
1/4s, 2010	31,000	30,380
Charter Communications Holdings, LLC/Capital Corp. sr.
notes 10 1/4s, 2010	69,000	67,793
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	39,350
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/07), 2014 (STP)	115,000	87,975
Comcast Corp. company guaranty 5 1/2s, 2011	100,000	98,908
Comcast Corp. company guaranty 4.95s, 2016	55,000	50,121
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	65,000	67,275
Cox Communications, Inc. notes 7 3/4s, 2010	45,000	48,124
Cox Communications, Inc. notes 6 3/4s, 2011	35,000	35,897
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	37,190
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	129,063
CVS Corp. 144A pass-through certificates 6.117s, 2013	43,705	44,194
Dean Foods Co. sr. notes 8.15s, 2007	55,000	56,100
Del Monte Corp. company guaranty 6 3/4s, 2015	70,000	68,250
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,563
Delhaize America, Inc. company guaranty 8 1/8s, 2011	145,000	156,533
Diageo PLC company guaranty 8s, 2022	40,000	48,324
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	85,000	83,938
Doane Pet Care Co. sr. sub. notes 10 5/8s, 2015	35,000	37,100
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	42,210
Echostar DBS Corp. sr. notes 6 3/8s, 2011	135,000	131,963
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	56,375
Fortune Brands, Inc. notes 5 3/8s, 2016	55,000	52,793
Insight Midwest LP/Insight Capital, Inc. sr. notes 10
1/2s, 2010	50,000	52,625
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	45,000	38,250
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	25,000	24,313
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	35,000	32,113
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	25,000	25,978
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	48,317
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	15,000	14,100
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	5,000	4,700
News America Holdings, Inc. debs. 7 3/4s, 2045	10,000	10,785

News America, Inc. debs. 7 1/4s, 2018	55,000	59,394
News America, Inc. 144A notes 6.4s, 2035	60,000	57,368
PanAmSat Corp. company guaranty 9s, 2014	50,000	52,625
Paxson Communications Corp. 144A sec. FRN 10.777s, 2013	20,000	19,800
Paxson Communications Corp. 144A sec. FRN 7.777s, 2012	20,000	20,100
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	65,000	64,350
Playtex Products, Inc. company guaranty 9 3/8s, 2011	75,000	78,375
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	45,450
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	70,000	74,550
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	70,000	57,750
Rite Aid Corp. sr. notes 9 1/4s, 2013	80,000	78,000
Sbarro, Inc. company guaranty 11s, 2009	55,000	55,963
Sinclair Broadcast Group, Inc. company guaranty 8
3/4s, 2011	85,000	89,356
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	40,000	39,000
Six Flags, Inc. sr. notes 8 7/8s, 2010	35,000	34,825
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	70,000	60,900
TCI Communications, Inc. debs. 9.8s, 2012	20,000	23,568
TCI Communications, Inc. debs. 8 3/4s, 2015	35,000	40,953
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	76,837
Time Warner, Inc. debs. 9.15s, 2023	40,000	48,095
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	150,513
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	50,000	49,000
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	8,000	8,000
United Rentals NA, Inc. sr. sub. notes 7s, 2014	35,000	33,688
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	60,000	60,450
Young Broadcasting, Inc. company guaranty 10s, 2011	55,000	50,738
		3,510,567

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	55,000	64,044
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	114,138
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	35,000	36,750
Buckeye Partners LP notes 5.3s, 2014	30,000	28,904
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	30,000	31,200
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	114,950
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	40,000	40,200
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	39,400
Dresser, Inc. company guaranty 9 3/8s, 2011	55,000	57,613
Enbridge Energy Partners LP sr. notes 5.35s, 2014	25,000	23,857
Encore Acquisition Co. sr. sub. notes 6s, 2015	89,000	82,993
Forest Oil Corp. company guaranty 7 3/4s, 2014	35,000	36,050
Forest Oil Corp. sr. notes 8s, 2011	60,000	64,500
Hanover Compressor Co. sr. notes 9s, 2014	65,000	69,875
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	44,100
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	80,000	76,000
Inergy LP/Inergy Finance Corp. 144A sr. notes 8 1/4s,
2016	5,000	5,100
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	50,864
Massey Energy Co. sr. notes 6 5/8s, 2010	60,000	61,050
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	49,105
Newfield Exploration Co. sr. notes 7 5/8s, 2011	63,000	66,938
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	30,150
Occidental Petroleum Corp. debs. 10 1/8s, 2009	85,000	97,716
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	50,000	47,000
Peabody Energy Corp. sr. notes 5 7/8s, 2016	90,000	86,400
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	90,000	96,075
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	40,000	39,500
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	15,000	15,828
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	63,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	29,625
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10
1/4s, 2013	10,000	10,350
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,249
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	35,000	40,240
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	19,611
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	29,700
		1,791,075

Financial (0.8%)
Allfirst Financial, Inc. sub. notes 7.2s, 2007	45,000	45,992
American General Corp. notes 7 1/2s, 2010	80,000	85,921
Archstone-Smith Trust 5 3/4s, 2016 (R)	35,000	34,731
Bank of New York Co., Inc. (The) sr. sub. notes FRN
3.4s, 2013	25,000	24,054
Bank One Corp. sub. debs. 7 5/8s, 2026	20,000	23,335
Bank One Corp. sub. notes 5 1/4s, 2013	10,000	9,793
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	50,000	46,782
Block Financial Corp. notes 5 1/8s, 2014	35,000	32,135
Bosphorus Financial Services, Ltd. 144A sec. FRN

6.549s, 2012 (Cayman Islands)	100,000	100,741
Brandywine Operating Partnership, LP notes 5 3/4s,
2012 (R)	25,000	24,825
Capital One Bank notes 6 1/2s, 2013	30,000	31,217
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,447
CIT Group, Inc. sr. notes 5s, 2014	200,000	189,823
Citigroup, Inc. sub. notes 5s, 2014	20,000	19,142
Colonial Properties Trust notes 6 1/4s, 2014 (R)	30,000	30,340
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	45,000	51,587
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	53,022
Developers Diversified Realty Corp. unsecd. notes 5
3/8s, 2012 (R)	20,000	19,468
E*Trade Finance Corp. sr. notes 8s, 2011	55,000	57,131
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	40,000	37,923
ERP Operating LP notes 6.584s, 2015	30,000	31,543
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	90,000	95,614
Finova Group, Inc. notes 7 1/2s, 2009	68,750	22,859
Fleet Capital Trust V bank guaranty FRN 5.93s, 2028	50,000	49,870
Fund American Cos., Inc. notes 5 7/8s, 2013	65,000	63,892
Greenpoint Capital Trust I company guaranty 9.1s, 2027	30,000	32,365
Heritage Property Investment Trust company guaranty 5
1/8s, 2014 (R)	35,000	32,808
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	36,412
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	24,422
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	25,194
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	196,227
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	105,420
International Lease Finance Corp. notes 4 3/4s, 2012	20,000	19,089
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	80,000	78,253
JPMorgan Chase Capital XV notes 5 7/8s, 2035	130,000	121,505
Lehman Brothers E-Capital Trust I 144A FRN 5.55s, 2065	115,000	115,315
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	5,000	4,917
Liberty Mutual Insurance 144A notes 7.697s, 2097	95,000	97,489
Loews Corp. notes 5 1/4s, 2016	25,000	23,844
MetLife, Inc. notes 5.7s, 2035	35,000	32,980
MetLife, Inc. notes 5s, 2015	60,000	57,104
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	24,666
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	53,484
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	24,038
Nuveen Investments, Inc. sr. notes 5s, 2010	25,000	24,149
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	30,000	31,910
PNC Bank NA notes 4 7/8s, 2017	50,000	46,482
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	45,000	44,229
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	121,698
Rouse Co. (The) notes 7.2s, 2012 (R)	50,000	51,857
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	105,000	117,651
Safeco Capital Trust I company guaranty 8.072s, 2037	65,000	68,768
Simon Property Group LP 144A unsub. notes 5 3/4s, 2015
(R)	35,000	34,588
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	35,000	33,805
Transamerica Capital III company guaranty 7 5/8s, 2037	50,000	55,667
UBS AG/Jersey Branch FRN 7.930s, 2008 (Jersey)	135,000	139,725
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	60,000	66,943
Washington Mutual, Inc. sub. notes 8 1/4s, 2010	75,000	81,626
Western Financial Bank sub. debs. 9 5/8s, 2012	25,000	27,938
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	59,494
Zurich Capital Trust I 144A company guaranty 8.376s,
2037	50,000	53,488
		3,356,737

Health Care (0.3%)
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012	55,000	56,513
Bayer Corp. 144A FRB 6.2s, 2008	45,000	45,499
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	60,000	58,125
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	54,863
Elan Finance PLC/Elan Finance Corp, company guaranty 7
3/4s, 2011 (Ireland)	40,000	37,900
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	138,914
Hospira, Inc. notes 5.9s, 2014	20,000	20,062
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014	10,000	10,000
MQ Associates, Inc. sr. disc. notes stepped-coupon
zero % (12 1/4s, 8/15/08), 2012 (STP)	65,000	18,200
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	20,000	19,950
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	67,200
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	40,000	40,700
Service Corporaton International 144A sr. notes 6
3/4s, 2016	80,000	79,200
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	60,000	57,600
Tenet Healthcare Corp. notes 7 3/8s, 2013	70,000	63,875

Tenet Healthcare Corp. 144A sr. notes 9 1/2s, 2015	55,000	55,138
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	100,000	98,500
US Oncology, Inc. company guaranty 9s, 2012	35,000	36,225
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	35,000	35,788
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	56,125
WellPoint, Inc. notes 5s, 2014	25,000	23,844
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	30,000	28,930
Wyeth notes 5 1/2s, 2014	115,000	113,472
		1,216,623

Technology (0.3%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	60,683
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	53,000	48,760
Avnet, Inc. notes 6s, 2015	35,000	33,543
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	20,400
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	40,000	40,100
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	85,000	81,820
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6
1/2s, 2013	75,000	76,271
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	75,000	77,813
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	81,200
Lucent Technologies, Inc. debs. 6.45s, 2029	55,000	49,638
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)	65,000	67,113
SERENA Software, Inc. 144a sr. sub. notes 10 3/8s, 2016	10,000	10,500
Solectron Corp. 144A sr. sub. notes 8s, 2016	25,000	25,063
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015	40,000	42,100
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	68,000	71,910
UGS Corp. company guaranty 10s, 2012	50,000	55,000
Unisys Corp. sr. notes 8s, 2012	30,000	29,475
Xerox Corp. sr. notes 6 7/8s, 2011	110,000	112,888
Xerox Corp. sr. notes 6.4s, 2016	50,000	49,625
		1,033,902

Transportation (0.1%)
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	105,000	102,923
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	15,606	15,918
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	82,391	82,803
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008	55,000	58,850
		260,494

Utilities & Power (0.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	39,274
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	115,000	123,481
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	23,077
Atmos Energy Corp. notes 4.95s, 2014	40,000	37,604
Beaver Valley II Funding debs. 9s, 2017	50,000	56,462
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	54,148
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	25,000	28,875
CMS Energy Corp. sr. notes 7 1/2s, 2009	55,000	56,581
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	10,114
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	45,000	42,865
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	42,189
Consumers Energy Co. 1st mtge. 5.65s, 2020	35,000	33,522
Consumers Energy Co. 1st mtge. 5s, 2012	55,000	52,873
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	30,000	29,269
Copano Energy, LLC. 144A sr. notes 8 1/8s, 2016	15,000	15,563
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	40,000	38,774
DPL, Inc. sr. notes 6 7/8s, 2011	54,000	56,312
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	10,000	9,585
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	70,000	80,199
Dynegy Holdings, Inc. 144a sr. unsecd. notes 8 3/8s,
2016	40,000	39,800
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	40,600
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	135,000	135,675
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	20,000	18,576
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	25,000	23,910
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	62,563
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	25,518
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	20,000	20,900
Kansas Gas & Electric bonds 5.647s, 2021	15,000	14,325
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	35,000	36,212
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	130,000	127,258
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	120,000	129,900
Mirant North America LLC 144A sr. notes 7 3/8s, 2013	50,000	51,000
Monongahela Power Co. 1st mtge. 5s, 2006	80,000	79,772
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	29,180

Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,967
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	25,000	24,533
NiSource Finance Corp. company guaranty 5.45s, 2020	60,000	55,620
NiSource Finance Corp. company guaranty 5 1/4s, 2017	5,000	4,693
NRG Energy, Inc. sr. notes 7 3/8s, 2016	100,000	102,125
Oncor Electric Delivery Co. debs. 7s, 2022	5,000	5,343
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	50,163
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	44,776
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	83,999	84,337
PP&L Capital Funding, Inc. company guaranty Ser. D, 8
3/8s, 2007	30,000	30,931
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	35,000	34,335
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	48,488
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009	45,000	46,862
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,279
Public Service Electric & Gas Co. 1st mtge. 6 3/8s,
2008	40,000	40,717
Sierra Pacific Resources sr. notes 8 5/8s, 2014	25,000	27,136
Southern California Edison Co. 1st mtge. 5s, 2014	10,000	9,630
Southern California Edison Co. notes 6.65s, 2029	60,000	63,042
Teco Energy, Inc. notes 7.2s, 2011	135,000	140,738
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	5,138
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	10,000	10,654
TXU Corp. sr. notes Ser. P, 5.55s, 2014	140,000	130,955
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)	95,000	98,088
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	31,998
Williams Cos., Inc. (The) notes 7 5/8s, 2019	110,000	117,150
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	9,900
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	30,121	2,512
		2,964,066

Other (0.2%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	873,000	901,373

Total corporate bonds and notes (cost $26,350,084)		$26,051,222

ASSET-BACKED SECURITIES (3.8%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.158s, 2034	$57,052	$57,111
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	54,722	53,643
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	1,756	1,750
Ser. 04-5N, Class Note, 5s, 2034	8,922	8,866
Ser. 04-6N, Class Note, 4 3/4s, 2035	14,000	13,895
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.228s, 2029	189,634	190,459
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.249s, 2012	214,875	214,908
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	86,571	84,989
FRB Ser. 04-3, Class 3A, 3.71s, 2034	75,472	74,201
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	93,421	93,122
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	2,474	2,469
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	8,416	8,416
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.318s, 2036	54,000	45,133
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s,
2034 (Cayman Islands)	2,419	2,404
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	6,772	6,754
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	1,536	1,534
FRB Ser. 05-OPT1, Class B1, 7.318s, 2035	25,000	18,524
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE1, Class A3, 5.149s, 2034	136	136
FRB Ser. 04-HE9, Class A2, 5.188s, 2034	26,166	26,206
FRB Ser. 05-HE1, Class A3, 5.108s, 2035	34,006	34,041
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.309s, 2036	25,000	19,942
Banc of America Funding Corp. 144A Ser. 04-NIM1,
Class Note, 6s, 2034	314	314
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.553s, 2034	715,608	2,348
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,604,000	10,777
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.779s, 2011	60,000	61,132
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	38,266
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.105s, 2039	268,751	268,750

Ser. 04-D, Class A, IO, 3.938s, 2007	684,351	21,950
Ser. 05-B, Class A, IO, 3.487s, 2039	615,951	21,086
FRB Ser. 03-F, Class A, 5.321s, 2043	99,065	99,242
FRB Ser. 03-G, Class A1, 5.421s, 2039	250,000	250,300
FRB Ser. 04-D, Class A, 5.211s, 2044	135,953	136,071
Bayview Financial Asset Trust 144A
Ser. 03-X, Class A, IO, 0.61s, 2006	282,276	970
FRB Ser. 03-SSRA, Class A, 5.518s, 2038	47,436	47,716
FRB Ser. 03-SSRA, Class M, 6.168s, 2038	47,436	47,953
FRB Ser. 04-SSRA, Class A1, 5.418s, 2039	62,208	62,476
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.627s, 2034	185,490	183,317
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2, 4.995s, 2035	97,637	96,982
Ser. 04-9, Class 1A1, 4.971s, 2034	37,537	37,332
Ser. 05-2, Class 2A2A, 4.826s, 2035	60,922	60,458
Ser. 05-5, Class 21A1, 4.685s, 2035	201,713	199,300
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	4,767	4,757
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	10,444	10,372
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	4,544	4,538
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	4,404	4,398
Ser. 04-HE8N, Class A1, 5s, 2034	6,169	6,155
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-1, Class A1, 5.318s, 2042	76,974	76,973
FRB Ser. 03-3, Class A2, 5.408s, 2043	88,000	88,206
FRB Ser. 05-3, Class A1, 5.268s, 2035	139,194	139,194
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 7.499s, 2010	13,000	13,435
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	15,980	15,655
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA, Class B4,
10.249s, 2011 (Cayman Islands)	24,653	25,910
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.04s, 2008	140,000	148,750
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.829s, 2010	100,000	101,630
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	12,089	12,082
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	1,157	1,155
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	20,000	19,821
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	8,000	7,286
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 5.68s, 2010	60,000	60,884
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	103,577
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	324,000	270,668
Ser. 00-5, Class A4, 7.47s, 2032	50,159	50,290
Ser. 01-1, Class A, IO, 2 1/2s, 2032	738,150	12,602
Ser. 01-1, Class A4, 6.21s, 2032	140,407	140,751
Ser. 01-1, Class A5, 6.99s, 2032	720,000	655,202
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,598,625	41,745
Ser. 01-3, Class A3, 5.79s, 2033	69,416	69,357
Ser. 01-3, Class A4, 6.91s, 2033	85,000	80,397
Ser. 01-4, Class A, IO, 2 1/2s, 2033	520,200	14,742
Ser. 01-4, Class A4, 7.36s, 2033	291,000	282,853
Ser. 02-1, Class A, 6.681s, 2033	212,543	214,344
Ser. 02-2, Class A, IO, 8 1/2s, 2033	129,584	30,515
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.922s, 2034	34,838	34,577
Ser. 05-24, Class 1AX, IO, 1.244s, 2035	1,943,108	51,007
Ser. 05-24, Class IIAX, IO, 1.774s, 2035	1,024,028	38,401
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	4,058	4,043
Ser. 04-14N, 5s, 2036	14,329	14,186
Ser. 04-6N, Class N1, 6 1/4s, 2035	30,184	29,973
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	5,990	5,912
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035	1,110,939	24,128
Ser. 05-9, Class 1X, IO, 1.519s, 2035	1,019,631	24,573
Ser. 06-0A5, Class X, IO, zero %, 2046	665,000	33,250
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.358s, 2035	32,000	32,070
Finance America NIM Trust 144A Ser. 04-1, Class A, 5
1/4s, 2034	12,621	6,563
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.73s, 2039	138,300	137,911
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	3,893	3,883
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.829s, 2035	127,094	125,602
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	100,000	96,906
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	11,242	11,158
Ser. 04-3, Class B, 7 1/2s, 2034	17,627	16,231
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	9,301	9,267
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.229s, 2010	100,000	100,127
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 5.668s, 2018	57,925	57,890

GEBL 144A
Ser. 04-2, Class C, 5.599s, 2032	90,942	90,926
Ser. 04-2, Class D, 7.499s, 2032	90,942	89,181
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	700,000	34,125
Goldentree Loan Opportunities II, Ltd. 144A FRB Ser.
2A, Class 4, 7.93s, 2015 (Cayman Islands)	20,000	20,130
Granite Mortgages PLC
FRB Ser. 02-2, Class 1C, 5.851s, 2043 (United Kingdom)	50,000	50,499
FRB Ser. 04-1, Class 1C, 5.83s, 2044 (United Kingdom)	80,000	80,100
FRB Ser. 04-2, Class 1C, 5.63s, 2044 (United Kingdom)	29,429	29,466
FRN Ser. 03-3, Class 1C, 6.051s, 2044 (United Kingdom)	70,000	71,273
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	84,483	87,588
Ser. 97-6, Class A8, 7.07s, 2029	19,410	19,623
Ser. 97-6, Class A9, 7.55s, 2029	39,795	40,992
Ser. 97-7, Class A8, 6.86s, 2029	63,354	64,700
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	54,774
Ser. 99-5, Class A5, 7.86s, 2030	330,000	287,428
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	189,203	174,982
Ser. 99-5, Class A4, 7.59s, 2028	142,114	144,314
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.985s, 2045	723,851	19,453
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	63,950	63,462
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	14,629	14,626
Ser. 04-NIM1, Class N2, zero %, 2034	75,000	55,238
Ser. 04-NIM2, Class N, 4 7/8s, 2034	40,899	40,723
Ser. 05-NC1, Class N, 5s, 2035	17,911	17,871
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	65,424	68,123
Ser. 05-RP3, Class 1A3, 8s, 2035	76,924	80,964
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	24,873	26,432
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	80,679	84,000
Ser. 05-RP2, Class 1A3, 8s, 2035	69,177	72,824
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.215s, 2036 (Cayman Islands)	160,963	154,243
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)	40,000	40,084
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)	36,000	36,083
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	1,754	1,741
Ser. 04-4N, Class A, 5s, 2034	11,936	11,787
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	21,000	20,467
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 7.8s,
2036 (Cayman Islands)	120,000	127,824
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	5,639	5,630
Ser. 05-1, Class N1, 4.115s, 2035	30,526	30,430
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	683,077	19,024
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	341,539	9,512
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.318s, 2036	57,000	45,403
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	27,197	26,722
FRB Ser. 02-1A, Class A1, 5.476s, 2024	33,806	34,102
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	153,111	3,445
Ser. 04-7, Class 2A1, 4.664s, 2034	42,877	42,457
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	422,114	1,266
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	3,703	3,696
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	90,014	93,390
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 5.929s, 2010	100,000	101,957
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.441s, 2027	112,967	108,448
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	9,441	9,276
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	3,017	2,990
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,952	1,942
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	1,935	1,920
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	3,036	2,991
Ser. 05-WM1N, Class N1, 5s, 2035	22,761	22,477
Metris Master Trust FRB Ser. 04-2, Class C, 6.126s,
2010	51,000	51,234
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	46,969	45,844
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	107,037	106,631
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.108s, 2035	63,139	63,156
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D,
3.82s, 2012	2,115	2,112
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	36,991	36,763
Ser. 04-HB2, Class E, 5s, 2012	25,000	24,468
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC4,

Class B1, 7.318s, 2032	5,741	5,746
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.433s, 2035	317,115	315,059
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	14,812	14,359
Ser. 05-A, Class C, 4.84s, 2014	38,149	37,491
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	69,000	65,975
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.895s, 2035	37,867	39,879
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 11.313s, 2034	29,295	30,906
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	87,918	71,242
Ser. 01-E, Class A, IO, 6s, 2009	172,098	25,223
Ser. 02-C, Class A1, 5.41s, 2032	242,017	205,615
Ser. 95-B, Class B1, 7.55s, 2021	27,000	17,820
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	84,624	75,213
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.04s, 2018 (Ireland)	30,000	30,863
FRB Ser. 05-A, Class D, 6.24s, 2012 (Ireland)	32,000	31,990
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.318s, 2035	10,000	8,694
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	31,000	30,128
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	1,179	1,180
Ser. 04-WHQ2, Class A, 4s, 2035	6,513	6,448
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.318s, 2035	109,000	80,933
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class A, 5s, 2034	10,896	10,851
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.03s, 2042 (United Kingdom)	60,000	60,789
FRB Ser. 4, Class 3C, 5.68s, 2042 (United Kingdom)	110,000	110,719
FRB Ser. 5, Class 2C, 5.53s, 2042 (United Kingdom)	104,000	104,426
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.91s, 2011 (United Kingdom)	116,000	117,198
FRB Ser. 04-2A, Class C, 5.371s, 2011 (United Kingdom)	100,000	100,880
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	45,000	43,720
FRB Ser. 04-AA, Class D, 6.599s, 2011	100,000	101,442
FRB Ser. 04-BA, Class D, 6.149s, 2010	100,000	100,297
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	13,665	13,665
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.97s, 2034	34,789	34,574
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	112,316	111,884
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	20,147	20,059
Ser. 04-NT, Class Note, 5s, 2034	20,074	19,271
Ser. 04-NT12, Class Note, 4.7s, 2035	10,173	10,125
FRB Ser. 05-KS10, Class B, 7.201s, 2035	52,000	45,491
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.078s, 2033	134,626	134,584
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	870	729
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	741	546
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	2,884	404
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	23,779	23,646
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	40,365	40,034
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	569	568
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	2,584	2,579
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	6,601	6,588
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	27,565	27,409
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	9,170	9,121
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	2,011	2,008
Ser. 05-1A, Class A, 4 1/4s, 2035	42,307	41,898
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	46,146	45,784
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	44,252	43,909
Ser. 05-WF1A, Class A, 4 3/4s, 2035	41,228	40,881
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-4N, Class Note, 6.65s, 2034	1,595	1,595
Ser. 04-HE1N, Class Note, 4.94s, 2034	7,005	2,452
Ser. 04-HE2N, Class NA, 5.43s, 2034	3,235	3,186
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	28,912	28,623
Ser. 04-HS1N, Class Note, 5.92s, 2034	3,272	3,272
Ser. 04-RM2N, Class NA, 4s, 2035	15,922	15,763
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.318s, 2035	29,000	22,330
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.912s, 2034	72,656	72,490
Ser. 04-12, Class 1A2, 4.963s, 2034	94,038	93,846
Ser. 04-20, Class 1A2, 5.066s, 2035	229,264	228,324
Ser. 04-6, Class 1A, 4.369s, 2034	296,992	293,428
Ser. 04-8, Class 1A3, 4.688s, 2034	17,013	16,836
Ser. 05-1, Class 1A1, 5.136s, 2035	339,206	337,957
Ser. 05-9, Class AX, IO, 0.954s, 2035	2,137,418	63,695
Structured Adjustable Rate Mortgage Loan Trust 144A

Ser. 04-NP2, Class A, 4.931s, 2034		104,325	104,336
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015		248,438	248,360
Structured Asset Securities Corp.
Ser. 04-8, Class 1A1, 4.688s, 2034		60,370	59,839
IFB Ser. 05-10, Class 3A3, 6.550s, 2034		147,426	130,243
IFB Ser. 05-6, Class 5A8, 4.263s, 2035		249,545	199,064
Structured Asset Securities Corp. 144A FRB Ser.
03-NP3, Class A1, 5.818s, 2033		2,310	2,311
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.238s, 2035		77,474	77,568
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)		100,000	106,990
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		9,331	9,313
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		41,000	41,016
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.32s, 2035		965,000	925,144
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011		12,014	11,832
Ser. 04-4, Class D, 3.58s, 2012		18,772	18,430
Ser. 05-1, Class D, 4 1/4s, 2012		14,035	13,809
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010		7,038	7,003
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010		6,411	6,408
Ser. 04-1, Class D, 5.6s, 2011		55,288	54,827

Total asset-backed securities (cost $15,464,409)			$15,065,610

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

	Expiration date/	Contract amount	Value
	strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07 / $5.28	4,916,000	$140,892
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07 / $5.28	4,916,000	90,519

Total Purchased options outstanding (cost $241,130)			$231,411

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $50,000)

	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s,
1/1/16	Aaa	$50,000	$46,248

PREFERRED STOCKS (--%)(a) (cost $35,210)

		Shares	Value

UBS Capital III $1.938 cum. pfd.		1,400	$35,532

UNITS (--%)(a) (cost $32,561)

		Units	Value

Cendant Corp. units 4.89s, 2006		400	$19,926

SHORT-TERM INVESTMENTS (13.7%)(a)

		Principal	Value
		amount/shares

Amstel Funding Corp. for an effective yield of 4.83%,
August 2, 2006		$1,000,000	$983,873
Calyon for an effective yield of 5.15%,
February 26, 2007 (France)		700,000	699,488
Short-term investments held as collateral for loaned
securities with yields ranging from 4.45% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)		11,497,788	11,477,189
Putnam Prime Money Market Fund (e)		41,718,806	41,718,806

Total short-term investments (cost $54,879,356)			$54,879,356

TOTAL INVESTMENTS

Total investments (cost $394,279,216) (b)			$443,739,381

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $40,557,457) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,011,674	$3,039,352	4/19/06	$(27,678)
British Pound	11,070,860	11,149,207	6/21/06	(78,347)
Canadian Dollar	4,484,168	4,534,740	4/19/06	(50,572)
Euro	11,235,344	11,199,990	6/21/06	35,354
Hong Kong Dollar	296,903	297,324	5/17/06	(421)
Japanese Yen	4,172,229	4,238,166	5/17/06	(65,937)
New Zealand Dollar	47,605	53,742	4/19/06	(6,137)
Norwegian Krone	4,068,784	4,021,719	6/21/06	47,065
South Korean Won	1,026,108	1,025,179	5/17/06	929
Swedish Krona	1,012,187	998,038	6/21/06	14,149

Total				$(131,595)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $61,547,438) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,298,745	$5,480,026	4/19/06	$181,281
British Pound	8,063,372	8,108,694	6/21/06	45,322
Canadian Dollar	4,076,547	4,106,910	4/19/06	30,363
Danish Krone	572,626	569,127	6/21/06	(3,499)
Euro	12,628,292	12,493,805	6/21/06	(134,487)
Japanese Yen	12,574,772	12,606,232	5/17/06	31,460
New Zealand Dollar	980,723	987,279	4/19/06	6,556
Norwegian Krone	496,960	491,932	6/21/06	(5,028)
Singapore Dollar	1,788,072	1,780,908	5/17/06	(7,164)
Swedish Krona	9,029,557	8,957,816	6/21/06	(71,741)
Swiss Franc	5,933,040	5,964,709	6/21/06	31,669

Total				$104,732

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$287,370	Jun-06	$(3,382)
Dow Jones Euro Stoxx 50 Index (Long)	341	15,662,681	Jun-06	124,820
Dow Jones Euro Stoxx 50 Index (Short)	36	1,653,538	Jun-06	(14,920)
Euro 90 day (Long)	190	44,999,125	Sep-06	(91,042)
Euro 90 day (Long)	1	236,988	Jun-06	(91)
Euro 90 day (Short)	190	45,027,625	Mar-07	170,365
Euro-Bobl 5yr (Long)	13	1,731,402	Jun-06	(10,106)
Euro-Bund 10 yr (Long)	23	3,260,842	Jun-06	(41,814)
Euro-Bund 10 yr (Short)	30	4,253,272	Jun-06	48,913
FTSE 100 Index (Short)	153	15,841,256	Jun-06	(21,679)
Japanese Government Bond 10 yr (Long)	3	3,393,914	Jun-06	(26,713)
Japanese Government Bond 10 yr (Short)	26	2,936,984	Jun-06	32,089
Russell 2000 Index Mini (Short)	370	28,556,600	Jun-06	(1,459,056)
S&P 500 Index Mini (Long)	864	56,300,400	Jun-06	580,202
S&P 500 Index Mini (Short)	70	4,561,375	Jun-06	(47,390)
SPI ASX 200 Index (Short)	4	366,308	Jun-06	(11,774)
Tokyo Price Index (Long)	23	3,368,017	Jun-06	231,496
Tokyo Price Index (Short)	9	1,317,920	Jun-06	(88,913)
U.K. Gilt 10yr (Long)	52	10,068,991	Jun-06	(184,123)
U.S. Treasury Bond 20 yr (Long)	36	3,929,625	Jun-06	(71,713)
U.S. Treasury Note 10 yr (Long)	132	14,043,562	Jun-06	(113,326)
U.S. Treasury Note 10 yr (Short)	59	6,277,047	Jun-06	83,321
U.S. Treasury Note 2 yr (Short)	67	13,658,578	Jun-06	13,241
U.S. Treasury Note 5 yr (Short)	71	7,415,063	Jun-06	13,364

Total				$(888,231)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $436,109) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a
fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	4,220,000	Jul 07 / $4.55	$27,313

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay
a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	4,220,000	Jul 07 / $4.55	295,177

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar 08 / $5.225	66,838

Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA maturing
March 5, 2018.	1,584,000	Mar 08 / $5.225	41,184

Total			$430,512

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $15,295,313) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, May 1, 2036	$1,300,000	5/11/06	$1,267,500
FNMA, 5 1/2s, April 1, 2036	5,200,000	4/12/06	5,074,875
FNMA, 5s, May 1, 2036	2,600,000	5/11/06	2,473,047
FNMA, 5s, April 1, 2036	5,400,000	4/12/06	5,140,125
FNMA, 4 1/2s, May 1, 2036	1,300,000	5/11/06	1,198,285

Total			$15,153,832

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (unaudited)

			Fixed payments	Unrealized
Swap counterparty /	Termination	Payments made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	$90,244
4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	150,491
3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(143,344)
170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	10,424
140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	7,888
340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	18,746
600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(37,785)
940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	45,745
4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	53,211
2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	45,048
4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(131,094)
Credit Suisse First Boston International
1,110,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	(10,644)
3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(178,349)
6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	211,742
2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(106,052)
Credit Suisse International
185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(2,601)
JPMorgan Chase Bank, N.A.
2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(194,200)
200,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	12,553
1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(96,409)
820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	40,746
574,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(29,531)
3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(158,884)
2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	45,583
8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	263,830
Lehman Brothers Special Financing, Inc.
2,800,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(13,315)
3,400,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	118,736
951,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	57,516
951,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	57,429
800,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(39,185)
240,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	8,997
137,000	12/11/13	4.64101%	3 month USD-LIBOR-BBA	4,549
482,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	13,935
5,040,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	74,096
1,181,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	13,674

Total				$203,790

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (unaudited)

		Fixed payments		Unrealized
Swap counterparty /	Termination	received (paid) by	Total return received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$337,445	1/19/07	-	S&P 500 Index 6 month	$(49,955)
			forward variance
Citibank, N.A.
12,000,992	1/17/07	3 month USD-LIBOR-BBA minus 85	Russell Total Return 2000	(842,618)
		bp	Index
Deutsche Bank AG London
347,499	12/15/06	-	S&P 500 Index 6 month	(60,963)
			forward variance
334,315	12/15/06	-	S&P 500 Index 6 month	(36,457)
			forward variance
Goldman Sachs Capital Markets, L.P.
2,748,500	4/1/06	(30 bp plus beginning of period	Lehman Brothers AAA 8.5+	14,592
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index)
Goldman Sachs
178,000	9/15/11	(678 bp 1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(564)
			Series 2005-B Class D
JPMorgan Chase Bank, N.A.
7,914,408	5/3/06	3 month USD-LIBOR-BBA minus 35	S&P 500 Commercial Banks	(148,179)
		bp	Industry Index
7,874,993	5/3/06	(3 month USD-LIBOR-BBA plus 30	Standard and Poor's 500	(394,575)
		bp)	Semiconductors and
			Semiconductors Equipment
			Industry Group Index
27,864,764	4/5/06	3 month USD-LIBOR-BBA	Russell 2000 Total Return	(3,634,610)
			Index
3,401,487	9/20/06	(Russell 2000 Total Return Index)	3 month USD-LIBOR-BBA	(99,472)
Lehman Brothers Special Financing, Inc.
699,816	3/1/07	(1 year USD-LIBOR-BBA minus 25	Lehman Brothers U.S. High	3,746
		bp)	Yield Index
1,000,128	10/1/06	(1 year USD-LIBOR minus 25 bp)	Lehman Brothers U.S. High	14,834
			Yield Index

Total				$(5,234,221)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Waste Management, 7.375%, 8/1/10	$--	$55,000	9/20/12	64 bp	$489
DJ CDX NA IG HVOL Series 4 Index	(1,779)	232,000	6/20/10	(90 bp)	(731)
Citibank, N.A.
Lear Corp., 8.11%, 5/15/09	--	20,000	6/20/08	845 bp	687
Deutsche Bank AG
CVS Corp., 5.625%, 3/15/06	--	30,000	12/20/14	0.58%	381
France Telecomm, 7.25%, 1/28/13	--	95,000	9/20/10	41 bp	(256)
Lear Corp., 8.11%, 5/15/09	--	20,000	6/20/08	860 bp	742
Goldman Sachs Capital Markets, L.P.
Noble Energy, Inc., 8%, 4/1/27	--	55,000	6/20/13	60 bp	(7)
DJ CDX NA IG Series 4 Index 10-15% tranche	--	222,000	6/20/15	57.60 bp	778
DJ CDX NA IG Series 4 Index	(1,111)	222,000	6/20/15	(65 bp)	(566)
Goodrich Corp., 7 5/8%, 12/15/12	--	45,000	9/20/10	49 bp	199
DJ CDX NA IG HVOL Series 5 Index	(944)	110,000	12/20/10	(85 bp)	(1,204)
DJ CDX NA IG Series 5 Index	(3,122)	1,240,000	12/20/10	(45 bp)	(6,160)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	55,000	12/20/10	(113 bp)	(904)
DJ CDX NA IG HVOL Series 5 Index	(710)	110,000	12/20/10	(85 bp)	(969)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	50,000	12/20/10	(115 bp)	(864)
Goldman Sachs International
one of the underlying in the basket of BB CMBS securities	--	414,000	(a)	2.55625%	23,052
JPMorgan Chase Bank, N.A.
General Motors Acceptance Corp	--	40,000	12/20/10	(460 bp)	1,561
Felcor Lodging L.P., 8 1/2%, 6/1/11	--	35,000	6/20/10	370 bp	2,568
Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 4 Index	(798)	157,000	6/20/15	(65 bp)	(413)
DJ CDX NA IG Series 4 Index 10-15% tranche	--	157,000	6/20/15	59 bp	1,736
DJ CDX NA IG Series 4 Index	--	156,000	12/20/15	(70 bp)	(752)
DJ CDX NA IG Series 5 Index 10-15% tranche	--	156,000	12/20/15	57.5 bp	1,546
DJ CDX NA IG Series 5 Index	(181)	560,000	12/20/10	45 bp	(1,553)
DJ CDX NA IG Series 5 Index	(1,130)	620,000	12/20/10	(45 bp)	(2,649)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	58,000	6/20/10	(124.5 bp)	(1,092)
DJ CDX NA IG Series 4 Index	(408)	305,000	12/20/10	(45 bp)	(1,155)
DJ CDX NA IG HVOL Series 4 Index	(841)	73,000	6/20/10	(90 bp)	(528)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	73,000	6/20/12	309 bp	2,285
DJ CDX NA IG HVOL Series 5 Index	(272)	50,000	12/20/10	(85 bp)	(388)
Merrill Lynch International
DJ CDX NA IG Series 5 Index	(187)	290,000	12/20/10	(45 bp)	(897)
Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	50,000	12/20/12	246 bp	665
Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 4 Index 10-15% tranche	--	155,000	6/20/15	70.5 bp	1,972
DJ CDX NA IG Series 4 Index	--	155,000	6/20/15	(65 bp)	380
DJ CDX NA IG Series 5 Index 3-7% tranche	--	110,000	12/20/12	305 bp	5,102
DJ CDX NA IG Series 4 Index 3-7% tranche	--	73,000	6/20/10	(110.5 bp)	(997)
Bombardier, Inc, 6 3/4%, 5/1/12	--	20,000	3/20/11	355 bp	679
Lear Corp., 8.11%, 5/15/09	--	20,000	6/20/08	860 bp	742
DJ CDX NA IG Series 4 Index 3-7% tranche	--	116,000	6/20/12	275 bp	1,561
DJ CDX NA IG Series 4 Index	(675)	313,000	6/20/12	(55 bp)	(652)
DJ CDX NA IG Series 4 Index 7-10% tranche	--	313,000	6/20/12	48 bp	2,200
DJ CDX NA HY Series 5 Index 25-35% tranche	--	177,000	12/20/10	127 bp	6,389
DJ CDX NA IG Series 5 Index	(740)	85,845	12/20/10	(395 bp)	(74)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	50,000	12/20/10	(115 bp)	(864)
DJ CDX NA IG HVOL Series 5 Index	(285)	50,000	12/20/10	(85 bp)	(403)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	50,000	12/20/12	248 bp	721

Total					$32,357

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES
(a) Percentages indicated are based on net assets of $400,037,714.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
March 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $396,726,952, resulting in gross unrealized appreciation and depreciation of $56,003,736 and $8,991,307, respectively, or net unrealized appreciation of $47,012,429.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to
$11,126,271. Certain of these securities were sold prior to period-end. The fund received cash collateral of $11,477,189 which is pooled with collateral of other Putnam funds into 30 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $550,872 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $33,740,676 and $47,689,709, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $99,853,736 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	0.8%
France	1.5
Germany	1.3
Italy	0.5
Japan	3.8

Netherlands	1.1
Sweden	0.6
Switzerland	1.0
United Kingdom	3.8
United States	82.1
Other	3.5

Total	100%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (99.2%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Cos., Inc. (The) (NON)	3,471	$33,183

Aerospace and Defense (0.9%)
L-3 Communications Holdings, Inc.	68,120	5,844,015

Banking (13.7%)
ABN AMRO Holding NV (Netherlands)	399,047	11,945,632
Bank of America Corp.	195,956	8,923,836
Bank of Ireland PLC (Ireland)	158,272	2,939,665
Barclays PLC (United Kingdom)	387,861	4,530,414
Commerce Bancorp, Inc.	155,400	5,695,410
Credit Agricole SA (France)	209,432	8,137,082
Depfa Bank PLC (Ireland)	108,423	1,928,520
Julius Baer Holding, Ltd. Class B (Switzerland)	43,494	3,924,947
KBC Groupe SA (Belgium)	64,592	6,924,650
Royal Bank of Scotland Group PLC (United Kingdom)	398,626	12,948,743
U.S. Bancorp	216,980	6,617,890
UniCredito Italiano SpA (Italy)	958,241	6,939,438
Washington Mutual, Inc.	90,929	3,875,394
		85,331,621

Basic Materials (1.8%)
Teck Cominco, Ltd. Class B	176,900	11,396,953

Beverage (0.8%)
InBev NV (Belgium)	101,252	4,741,327

Biotechnology (1.8%)
Amgen, Inc. (NON)	130,200	9,472,050
Serono SA (Switzerland)	2,095	1,456,799
		10,928,849

Broadcasting (0.8%)
British Sky Broadcasting PLC (United Kingdom)	538,845	5,046,402

Building Materials (0.7%)
Sherwin - Williams Co. (The) (S)	82,648	4,086,117

Chemicals (2.2%)
Asahi Kasei Corp. (Japan)	733,000	5,214,544
BASF AG (Germany)	109,909	8,601,786
		13,816,330

Computers (3.4%)
Cisco Systems, Inc. (NON)	832,500	18,040,275
Dell, Inc. (NON)	95,282	2,835,592
		20,875,867

Conglomerates (2.1%)
Mitsui & Co., Ltd. (Japan) (S)	675,000	9,742,573
Vivendi Universal SA (France)	98,161	3,366,078
		13,108,651

Consumer Cyclicals (1.5%)
Matsushita Electric Industrial Co. (Japan)	425,000	9,395,335

Consumer Finance (2.3%)
Countrywide Financial Corp.	292,300	10,727,410
Takefuji Corp. (Japan)	55,110	3,453,667
		14,181,077

Consumer Goods (1.6%)
Reckitt Benckiser PLC (United Kingdom)	291,785	10,252,426

Electric Utilities (1.9%)
Iberdrola SA (Spain)	148,522	4,787,518
PG&E Corp.	184,500	7,177,050
		11,964,568

Electronics (4.0%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	4,161,000	4,026,889
Hynix Semiconductor, Inc. (South Korea) (NON)	159,880	4,735,106
Samsung Electronics Co., Ltd. (South Korea)	10,660	6,894,261
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,544,000	8,964,714
		24,620,970

Energy (1.5%)
Pride International, Inc. (NON)	291,800	9,098,324

Engineering & Construction (0.7%)
Daito Trust Construction Co., Ltd. (Japan)	86,600	4,508,440

Financial (1.3%)
Citigroup, Inc.	77,372	3,654,280
Fannie Mae	86,800	4,461,520
		8,115,800

Health Care Services (1.6%)
Cardinal Health, Inc.	85,945	6,404,621
HCA, Inc.	79,776	3,652,943
		10,057,564

Homebuilding (0.8%)
NVR, Inc. (NON)	6,524	4,820,910

Household Furniture and Appliances (1.2%)
Whirlpool Corp.	79,271	7,250,918

Insurance (5.9%)
ACE, Ltd. (Bermuda)	120,094	6,246,089
Allianz AG (Germany)	75,038	12,524,397
American International Group, Inc.	102,600	6,780,834
Zurich Financial Services AG (Switzerland) (NON)	48,214	11,301,598
		36,852,918

Investment Banking/Brokerage (4.3%)
Credit Suisse Group (Switzerland)	185,924	10,409,752
Lehman Brothers Holdings, Inc.	58,900	8,512,817
Macquarie Bank, Ltd. (Australia)	166,249	7,649,874
		26,572,443

Leisure (1.2%)
Sega Sammy Holdings, Inc. (Japan)	186,400	7,556,204

Lodging/Tourism (0.6%)
Royal Caribbean Cruises, Ltd.	92,500	3,886,850

Machinery (2.8%)
Fanuc, Ltd. (Japan)	101,600	9,755,724
SMC Corp. (Japan)	49,700	7,730,062
		17,485,786

Manufacturing (1.3%)
SKF AB Class B (Sweden)	511,640	8,339,637

Medical Technology (0.8%)
Becton, Dickinson and Co.	42,600	2,623,308
Nobel Biocare Holding AG (Switzerland)	10,335	2,296,007
		4,919,315

Metals (2.9%)
Nucor Corp. (S)	46,900	4,914,651
Phelps Dodge Corp.	166,200	13,384,086
		18,298,737

Office Equipment & Supplies (1.4%)
Canon, Inc. (Japan)	135,700	8,943,842

Oil & Gas (10.8%)
Chevron Corp.	134,300	7,785,371
Exxon Mobil Corp.	289,843	17,639,845
Frontier Oil Corp. (S)	20,500	1,216,675
Marathon Oil Corp.	211,844	16,136,157
Nippon Mining Holdings, Inc. (Japan)	784,000	6,601,857
Tesoro Petroleum Corp.	112,200	7,667,748

Valero Energy Corp.	165,300	9,881,634
		66,929,287

Pharmaceuticals (7.6%)
Astellas Pharma, Inc. (Japan)	106,600	4,040,335
Johnson & Johnson	317,300	18,790,507
Pfizer, Inc.	633,800	15,794,296
Roche Holding AG (Switzerland)	58,860	8,744,528
		47,369,666

Publishing (1.1%)
Dai Nippon Printing Co., Ltd. (Japan)	364,000	6,573,244

Real Estate (0.2%)
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	144,700	1,357,286

Restaurants (0.5%)
McDonald's Corp.	91,400	3,140,504

Retail (1.4%)
DSG International PLC (United Kingdom)	789,155	2,525,125
Michaels Stores, Inc. (S)	29,124	1,094,480
Supervalu, Inc.	166,800	5,140,776
		8,760,381

Software (1.4%)
Autodesk, Inc. (NON)	65,800	2,534,616
Microsoft Corp. (SEG)	215,900	5,874,639
		8,409,255

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	293,400	8,822,538
Fair Isaac Corp.	39,200	1,553,104
Google, Inc. Class A (NON)	11,600	4,524,000
		14,899,642

Telecommunications (3.4%)
Koninklijke (Royal) KPN NV (Netherlands)	586,798	6,603,238
Sprint Nextel Corp.	242,600	6,268,784
Vodafone Group PLC (United Kingdom)	3,942,033	8,238,185
		21,110,207

Telephone (0.5%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	1,773,300	3,133,841

Tobacco (1.3%)
Japan Tobacco, Inc. (Japan)	2,220	7,785,068

Toys (0.8%)
Sankyo Co., Ltd. (Japan)	70,200	4,800,600

Total common stocks (cost $537,943,121)		$616,600,360

SHORT-TERM INVESTMENTS (3.4%)(a)
	Principal	Value
	amount/shares
Putnam Prime Money Market Fund (e)	4,705,239	$4,705,239
Short-term investments held as collateral for loaned
securities with yields ranging from 4.45% to 5.03% and
due dates ranging from April 3,2006 to May 16, 2006 (d)	$16,704,461	16,683,997

Total short-term investments (cost $21,389,236)		$21,389,236

TOTAL INVESTMENTS

Total investments (cost $559,332,357) (b)		$637,989,596

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $105,634,049) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$13,227,168	$13,538,767	4/19/06	$(311,599)
British Pound	41,236,423	41,525,287	6/21/06	(288,864)
Canadian Dollar	13,267,141	13,375,615	4/19/06	(108,474)
Euro	27,720,316	27,690,033	6/21/06	30,283
Japanese Yen	4,095,215	4,145,321	5/17/06	(50,106)
Norwegian Krone	5,411,965	5,359,026	6/21/06	52,939

Total				$(675,821)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $92,087,634) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$6,911,554	$7,181,718	4/19/06	$270,164
Canadian Dollar	1,531,322	1,532,229	4/19/06	907
Euro	1,571,075	1,567,922	6/21/06	(3,153)
Japanese Yen	51,788,998	52,107,776	5/17/06	318,778
Swedish Krona	4,076,167	4,049,827	6/21/06	(26,340)
Swiss Franc	25,431,358	25,648,162	6/21/06	216,804

Total				$777,160

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Dow Jones Euro Stoxx 50 (Long)	15	$688,974	Jun-06	$5,490
New Financial Times Stock Exchange 100 Index (Long)	5	517,688	Jun-06	1,025
S&P 500 Index (Long)	3	977,475	Jun-06	(10,511)
S&P/Toronto Stock Exchange 60 Index (Long)	3	352,654	Jun-06	5,133
S&P ASX 200 Index (Long)	4	366,308	Jun-06	11,748
Tokyo Price Index (Long)	3	439,307	Jun-06	17,644

Total				$30,529

Notes

(a) Percentages indicated are based on net assets of $621,802,466.

(b) The aggregate identified cost on a tax basis is $562,158,071, resulting in gross unrealized appreciation and depreciation of $86,546,480 and $10,714,955, respectively, or net unrealized appreciation of $75,831,525.

(NON)	Non-income-producing security.
(S)	Securities on loan, in part or in entirety, at March 31, 2006.
(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(R)	Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $16,076,987. The fund received cash collateral of $16,683,997 which is pooled with collateral of other Putnam funds into 30 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $59,554 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $53,845,751 and $54,695,331, respectively.

At March 31, 2006, liquid assets totaling $18,594,584 have been designated as collateral for open forward contracts and futures contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	1.2%
Belgium	1.9
Bermuda	2.4
Canada	1.8
France	1.9
Germany	3.4
Hong Kong	0.5
Ireland	0.8
Italy	1.1
Japan	15.5
Netherlands	3.0
Singapore	0.7
South Korea	1.9
Spain	0.8
Sweden	1.3
Switzerland	6.1
Taiwan	1.4
United Kingdom	7.0
United States	47.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and Defense (2.8%)
Boeing Co. (The)	66,700	$5,197,931
Lockheed Martin Corp.	1,228,000	92,259,640
United Technologies Corp.	455,000	26,376,350
		123,833,921

Airlines (0.7%)
Southwest Airlines Co.	1,739,900	31,300,801

Automotive (0.7%)
Ford Motor Co. (S)	2,357,000	18,761,720
General Motors Corp.	664,200	14,127,534
		32,889,254

Banking (9.5%)
Bank of America Corp.	3,764,400	171,430,776
Commerce Bancorp, Inc.	166,800	6,113,220
U.S. Bancorp	3,102,000	94,611,000
Washington Mutual, Inc.	1,674,600	71,371,452
Wells Fargo & Co.	1,186,700	75,794,529
		419,320,977

Beverage (0.9%)
Coca-Cola Co. (The)	79,500	3,328,665
Coca-Cola Enterprises, Inc.	1,250,000	25,425,000
Pepsi Bottling Group, Inc. (The)	305,000	9,268,950
PepsiCo, Inc.	32,300	1,866,617
		39,889,232

Building Materials (1.7%)
Masco Corp.	1,388,200	45,102,618
Sherwin-Williams Co. (The)	562,000	27,785,280
		72,887,898

Cable Television (0.3%)
Comcast Corp. Class A (NON) (S)	497,000	13,001,520

Chemicals (1.9%)
Dow Chemical Co. (The) (S)	340,800	13,836,480
E.I. du Pont de Nemours & Co.	733,100	30,944,151
Huntsman Corp. (NON) (S)	727,500	14,040,750
Rohm & Haas Co.	519,875	25,406,291
		84,227,672

Commercial and Consumer Services (0.6%)
Cendant Corp.	1,574,400	27,315,840

Computers (3.5%)
Cisco Systems, Inc. (NON)	876,200	18,987,254
Dell, Inc. (NON)	918,500	27,334,560
Hewlett-Packard Co.	2,766,910	91,031,339
IBM Corp.	227,200	18,737,184
		156,090,337

Conglomerates (4.5%)
3M Co.	800,800	60,612,552
General Electric Co.	231,260	8,043,223
Textron, Inc.	426,769	39,855,957
Tyco International, Ltd. (Bermuda)	3,333,600	89,607,168
		198,118,900

Consumer Finance (2.7%)
Capital One Financial Corp. (S)	795,600	64,061,712
Countrywide Financial Corp.	1,492,700	54,782,090
		118,843,802

Consumer Goods (0.7%)
Avon Products, Inc.	862,000	26,868,540
Procter & Gamble Co. (The)	66,000	3,802,920

		30,671,460

Consumer Services (0.1%)
Service Corporation International	385,100	3,003,780

Containers (0.1%)
Owens-Illinois, Inc. (NON)	176,260	3,061,636

Electric Utilities (3.9%)
Entergy Corp. (S)	470,800	32,456,952
Exelon Corp. (S)	1,015,600	53,725,240
Great Plains Energy, Inc. (S)	119,700	3,369,555
PG&E Corp. (S)	1,590,900	61,886,010
Sierra Pacific Resources (NON)	582,000	8,037,420
Wisconsin Energy Corp.	282,000	11,277,180
		170,752,357

Electronics (0.9%)
Intel Corp.	1,165,000	22,542,750
Micron Technology, Inc. (NON)	652,000	9,597,440
Motorola, Inc.	237,600	5,443,416
		37,583,606

Energy (1.4%)
BJ Services Co. (S)	564,000	19,514,400
Pride International, Inc. (NON)	628,000	19,581,040
Rowan Cos., Inc. (S)	215,000	9,451,400
Weatherford International, Ltd. (NON)	264,000	12,078,000
		60,624,840

Financial (6.1%)
Citigroup, Inc. (SEG)	3,205,600	151,400,488
Fannie Mae (S)	732,100	37,629,940
Freddie Mac (S)	758,100	46,244,100
MGIC Investment Corp. (S)	147,300	9,814,599
PMI Group, Inc. (The)	298,000	13,684,160
Radian Group, Inc.	197,000	11,869,250
		270,642,537

Food (0.6%)
Tyson Foods, Inc. Class A (S)	1,860,200	25,559,148

Forest Products and Packaging (0.4%)
Weyerhaeuser Co.	276,200	20,005,166

Health Care Services (3.7%)
AmerisourceBergen Corp.	611,200	29,502,624
Cardinal Health, Inc.	690,100	51,426,252
CIGNA Corp.	235,700	30,787,134
Humana, Inc. (NON)	307,700	16,200,405
WellPoint, Inc. (NON)	434,000	33,604,620
		161,521,035

Homebuilding (0.6%)
Lennar Corp.	430,000	25,963,400

Household Furniture and Appliances (0.6%)
Whirlpool Corp. (S)	295,200	27,001,944

Insurance (9.5%)
ACE, Ltd. (Bermuda)	1,144,600	59,530,646
American International Group, Inc.	2,032,100	134,301,489
Berkshire Hathaway, Inc. Class B (NON)	6,758	20,355,096
Chubb Corp. (The)	721,100	68,821,784
Everest Re Group, Ltd. (Barbados)	305,900	28,561,883
Genworth Financial, Inc. Class A	1,338,090	44,732,349
Hartford Financial Services Group, Inc. (The)	353,200	28,450,260
Prudential Financial, Inc.	423,000	32,067,630
		416,821,137

Investment Banking/Brokerage (1.8%)
Bear Stearns Cos., Inc. (The) (S)	193,000	26,769,100
Morgan Stanley	855,900	53,767,638
		80,536,738

Leisure (0.9%)
Brunswick Corp.	978,700	38,032,282

Lodging/Tourism (0.6%)

Royal Caribbean Cruises, Ltd.	628,800	26,422,176

Machinery (1.8%)
Deere (John) & Co.	435,500	34,426,275
Parker-Hannifin Corp.	542,500	43,730,925
		78,157,200

Manufacturing (0.7%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda) (S)	711,300	29,725,227

Media (1.0%)
Time Warner, Inc.	136,200	2,286,798
Walt Disney Co. (The)	1,520,100	42,395,589
		44,682,387

Medical Technology (2.0%)
Baxter International, Inc.	902,300	35,018,263
Becton, Dickinson and Co.	479,000	29,496,820
Boston Scientific Corp. (NON)	929,130	21,416,447
PerkinElmer, Inc.	156,500	3,673,055
		89,604,585

Metals (1.3%)
Alcoa, Inc.	326,000	9,962,560
Freeport-McMoRan Copper & Gold, Inc. Class B	329,000	19,664,330
Phelps Dodge Corp.	165,000	13,287,450
United States Steel Corp. (S)	236,500	14,350,820
		57,265,160

Natural Gas Utilities (0.1%)
Southern Union Co. (S)	197,875	4,913,236

Oil & Gas (8.8%)
Amerada Hess Corp.	254,900	36,297,760
Apache Corp.	421,000	27,579,710
Chevron Corp.	360,800	20,915,576
Devon Energy Corp.	528,300	32,316,111
Exxon Mobil Corp.	2,653,900	161,516,354
Marathon Oil Corp.	571,000	43,493,070
Newfield Exploration Co. (NON)	472,000	19,776,800
Occidental Petroleum Corp.	83,100	7,699,215
Sunoco, Inc.	190,000	14,738,300
Valero Energy Corp.	121,000	7,233,380
XTO Energy, Inc.	343,000	14,944,510
		386,510,786

Pharmaceuticals (7.3%)
Barr Pharmaceuticals, Inc. (NON)	164,000	10,328,720
Hospira, Inc. (NON)	213,000	8,404,980
Johnson & Johnson	1,734,700	102,728,934
Mylan Laboratories, Inc.	490,700	11,482,380
Pfizer, Inc.	5,484,500	136,673,740
Watson Pharmaceuticals, Inc. (NON)	355,000	10,202,700
Wyeth	900,600	43,697,112
		323,518,566

Photography/Imaging (0.8%)
Xerox Corp. (NON)	2,281,800	34,683,360

Publishing (0.5%)
R. R. Donnelley & Sons Co.	653,000	21,366,160

Railroads (0.2%)
Norfolk Southern Corp.	168,500	9,110,795

Regional Bells (0.9%)
AT&T, Inc.	87,900	2,376,816
Verizon Communications, Inc.	1,120,000	38,147,200
		40,524,016

Restaurants (1.8%)
McDonald's Corp.	1,542,200	52,989,992
Yum! Brands, Inc.	543,000	26,530,980
		79,520,972

Retail (5.5%)
Foot Locker, Inc.	137,900	3,293,052
Gap, Inc. (The) (S)	1,305,800	24,392,344
Home Depot, Inc. (The)	1,702,400	72,011,520

Office Depot, Inc. (NON)	746,500	27,799,660
Rite Aid Corp. (NON)	4,089,417	16,357,668
Ross Stores, Inc. (S)	291,500	8,508,885
Staples, Inc.	802,000	20,467,040
Supervalu, Inc.	948,800	29,242,016
Wal-Mart Stores, Inc.	843,700	39,856,388
		241,928,573

Software (1.5%)
McAfee, Inc. (NON)	668,000	16,252,440
Oracle Corp. (NON) (S)	2,308,300	31,600,627
Symantec Corp. (NON)	1,161,000	19,539,630
		67,392,697

Technology Services (0.4%)
VeriSign, Inc. (NON)	796,000	19,096,040

Telecommunications (1.6%)
Sprint Nextel Corp.	1,726,800	44,620,512
Vodafone Group PLC (United Kingdom)	13,009,000	27,186,618
		71,807,130

Tobacco (0.5%)
Altria Group, Inc.	317,400	22,490,964

Toys (0.1%)
Mattel, Inc.	320,800	5,816,104

Waste Management (0.8%)
Waste Management, Inc.	969,300	34,216,290

Total common stocks (cost $3,441,791,210)		$4,378,253,644

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $3,828,920)
	Shares	Value
General Motors Corp. Ser. A, $1.13 cv. pfd. (S)	181,000	$4,185,625

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	41,823,902	$41,823,902
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)	$52,421,635	52,310,945

Total short-term investments (cost $94,134,847)		$94,134,847

TOTAL INVESTMENTS
Total investments (cost $3,539,754,977) (b)		$4,476,574,116

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
S&P 500 Index (Long)	1	$325,825	Jun-06	$(929)

NOTES

(a) Percentages indicated are based on net assets of $4,409,097,606.

(b) The aggregate identified cost on a tax basis is $3,615,341,225, resulting in gross unrealized appreciation and depreciation of $944,702,521 and $83,469,630, respectively, or net unrealized appreciation of $861,232,891.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $50,586,182. The fund received cash collateral of $52,310,945 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $245,141 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $189,481,224 and $190,310,979, respectively.

At March 31, 2006, liquid assets totaling $294,651 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (100.1%)(a)

	Shares	Value

Aerospace and Defense (2.0%)
L-3 Communications Holdings, Inc.	8,000	$686,320
Lockheed Martin Corp.	6,200	465,806
		1,152,126

Airlines (1.1%)
Southwest Airlines Co.	36,500	656,635

Banking (11.3%)
Bank of America Corp.	46,020	2,095,751
Commerce Bancorp, Inc.	24,900	912,585
Marshall & Ilsley Corp.	7,500	326,850
U.S. Bancorp	46,300	1,412,150
Washington Mutual, Inc.	19,400	826,828
Wells Fargo & Co.	12,200	779,214
		6,353,378

Biotechnology (2.9%)
Amgen, Inc. (NON)	14,800	1,076,700
Biogen Idec, Inc. (NON)	6,800	320,280
Genentech, Inc. (NON)	2,500	211,275
		1,608,255

Broadcasting (0.6%)
XM Satellite Radio Holdings, Inc. Class A (NON)	14,000	311,780

Building Materials (1.3%)
Sherwin-Williams Co. (The)	10,400	514,176
Vulcan Materials Co.	2,500	216,625
		730,801

Communications Equipment (1.9%)
Corning, Inc. (NON)	15,700	422,487
Qualcomm, Inc.	12,500	632,625
		1,055,112

Computers (7.9%)
Apple Computer, Inc. (NON)	14,200	890,624
Cisco Systems, Inc. (NON)	57,200	1,239,524
Dell, Inc. (NON)	45,100	1,342,176
EMC Corp. (NON)	72,800	992,264
		4,464,588

Conglomerates (0.8%)
Danaher Corp.	6,900	438,495

Consumer Finance (4.1%)
Capital One Financial Corp.	13,600	1,095,072
Countrywide Financial Corp.	33,200	1,218,440
		2,313,512

Consumer Goods (0.6%)
Procter & Gamble Co. (The)	5,700	328,434

Containers (0.5%)
Ball Corp.	6,400	280,512

Electronics (2.2%)
Freescale Semiconductor, Inc. Class B (NON)	11,300	313,801
Microchip Technology, Inc.	8,500	308,550
Texas Instruments, Inc.	18,600	603,942
		1,226,293

Health Care Services (5.6%)
Cardinal Health, Inc.	9,000	670,680
Express Scripts, Inc. (NON)	3,500	307,650
HCA, Inc.	11,500	526,585
Medco Health Solutions, Inc. (NON)	6,600	377,652
UnitedHealth Group, Inc.	12,900	720,594
WellPoint, Inc. (NON)	7,200	557,496

		3,160,657

Homebuilding (1.1%)
NVR, Inc. (NON)	870	642,887

Insurance (6.5%)
ACE, Ltd. (Bermuda)	10,000	520,100
American International Group, Inc.	27,600	1,824,084
Everest Re Group, Ltd. (Barbados)	5,400	504,198
Prudential Financial, Inc.	10,600	803,586
		3,651,968

Investment Banking/Brokerage (2.4%)
Bear Stearns Cos., Inc. (The)	4,300	596,410
Janus Capital Group, Inc.	14,000	324,380
Lehman Brothers Holdings, Inc.	3,100	448,043
		1,368,833

Leisure (0.6%)
Harley-Davidson, Inc.	6,500	337,220

Lodging/Tourism (2.0%)
Las Vegas Sands Corp. (NON)	11,100	628,926
Royal Caribbean Cruises, Ltd.	12,500	525,250
		1,154,176

Machinery (2.1%)
Caterpillar, Inc.	11,100	797,091
Parker-Hannifin Corp.	5,300	427,233
		1,224,324

Medical Technology (4.5%)
Baxter International, Inc.	11,500	446,315
Becton, Dickinson and Co.	8,600	529,588
Boston Scientific Corp. (NON)	24,700	569,335
Medtronic, Inc.	11,100	563,325
St. Jude Medical, Inc. (NON)	9,700	397,700
		2,506,263

Metals (1.0%)
Phelps Dodge Corp.	7,000	563,710

Oil & Gas (7.7%)
Amerada Hess Corp.	3,600	512,640
Apache Corp.	8,390	549,629
Devon Energy Corp.	8,500	519,945
EOG Resources, Inc.	5,000	360,000
Marathon Oil Corp.	8,900	677,913
Occidental Petroleum Corp.	10,700	991,355
Valero Energy Corp.	12,200	729,316
		4,340,798

Other (0.5%)
S&P 500 Index Depository Receipts (SPDR Trust Series
1)	2,200	285,626

Pharmaceuticals (2.9%)
Hospira, Inc. (NON)	6,400	252,544
Johnson & Johnson	23,400	1,385,748
		1,638,292

Power Producers (0.6%)
AES Corp. (The) (NON)	19,200	327,552

Publishing (1.9%)
McGraw-Hill Co., Inc. (The)	11,900	685,678
R. R. Donnelley & Sons Co.	11,500	376,280
		1,061,958

Restaurants (1.9%)
Starbucks Corp. (NON)	12,100	455,444
Yum! Brands, Inc.	12,800	625,408
		1,080,852

Retail (6.9%)
Abercrombie & Fitch Co. Class A	6,400	373,120
Best Buy Co., Inc.	5,450	304,819

Home Depot, Inc. (The)	22,000	930,600
Lowe's Cos., Inc.	11,500	741,060
Michaels Stores, Inc.	1,435	53,927
Staples, Inc.	42,800	1,092,256
Whole Foods Market, Inc.	5,800	385,352
		3,881,134

Semiconductor (0.9%)
Applied Materials, Inc.	28,200	493,782

Software (2.8%)
Adobe Systems, Inc. (NON)	12,000	419,040
Autodesk, Inc. (NON)	11,500	442,980
McAfee, Inc. (NON)	10,800	262,764
Oracle Corp. (NON)	31,100	425,759
		1,550,543

Technology Services (6.9%)
Accenture, Ltd. Class A (Bermuda)	15,800	475,106
Automatic Data Processing, Inc.	9,000	411,120
eBay, Inc. (NON)	28,500	1,113,209
Fair Isaac Corp.	5,400	213,948
Fiserv, Inc. (NON)	7,700	327,635
Google, Inc. Class A (NON)	1,400	546,000
Yahoo!, Inc. (NON)	23,900	771,014
		3,858,032

Telecommunications (2.6%)
Comcast Corp. Class A (Special) (NON)	21,300	556,356
Sprint Nextel Corp.	34,700	896,648
		1,453,004

Transportation Services (1.5%)
United Parcel Service, Inc. Class B	10,800	857,304

Total common stocks (cost $48,919,509)		$56,358,836

SHORT-TERM INVESTMENTS (0.2%)(a) (cost $137,315)

	Shares	Value

Putnam Prime Money Market Fund (e)	137,315	$137,315

TOTAL INVESTMENTS

Total investments (cost $49,056,824) (b)		$56,496,151

NOTES
(a) Percentages indicated are based on net assets of $56,303,044.

(b) The aggregate identified cost on a tax basis is $50,028,478, resulting in gross unrealized appreciation and depreciation of $7,515,466 and $1,047,793, respectively, or net unrealized appreciation of $6,467,673.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,131 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $3,187,643 and $3,050,328, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.0%)(a)

	Shares	Value

Biotechnology (18.6%)
Amgen, Inc. (NON) (S)	315,300	$22,938,075
Amylin Pharmaceuticals, Inc. (NON) (S)	75,500	3,695,725
Basilea Pharmaceutical 144A (Switzerland) (NON)	5,000	688,863
Biogen Idec, Inc. (NON)	163,100	7,682,010
Chiron Corp. (NON)	30,600	1,401,786
Genentech, Inc. (NON) (S)	181,100	15,304,761
Genzyme Corp. (NON)	69,700	4,685,234
Idenix Pharmaceuticals, Inc. (NON) (S)	22,600	306,682
MedImmune, Inc. (NON)	199,600	7,301,368
Neurocrine Biosciences, Inc. (NON)	26,000	1,678,040
		65,682,544

Health Care Services (20.9%)
AmerisourceBergen Corp. (S)	92,200	4,450,494
Cardinal Health, Inc.	174,114	12,974,975
Caremark Rx, Inc. (NON)	38,200	1,878,676
CIGNA Corp.	36,000	4,702,320
Community Health Systems, Inc. (NON)	87,000	3,145,050
Coventry Health Care, Inc. (NON)	52,650	2,842,047
HCA, Inc.	136,600	6,254,914
Health Care Select Sector SPDR Fund (S)	302,900	9,686,742
Health Management Associates, Inc. Class A (S)	168,900	3,643,173
Medco Health Solutions, Inc. (NON)	39,900	2,283,078
Omnicare, Inc.	61,400	3,376,386
Quest Diagnostics, Inc.	83,900	4,304,070
Triad Hospitals, Inc. (NON)	84,200	3,527,980
WellPoint, Inc. (NON)	139,100	10,770,513
		73,840,418

Medical Technology (17.6%)
Baxter International, Inc.	145,800	5,658,498
Beckman Coulter, Inc.	24,200	1,320,594
Becton, Dickinson and Co.	78,800	4,852,504
Boston Scientific Corp. (NON)	292,400	6,739,820
C.R. Bard, Inc. (S)	40,600	2,753,086
Charles River Laboratories International, Inc. (NON)	51,700	2,534,334
Edwards Lifesciences Corp. (NON)	48,200	2,096,700
Guidant Corp. (S)	54,400	4,246,464
Medtronic, Inc.	293,700	14,905,275
Nobel Biocare Holding AG (Switzerland)	22,180	4,927,474
Nobel Biocare Holding AG (Switzerland)	250	55,381
PerkinElmer, Inc.	72,500	1,701,575
Respironics, Inc. (NON)	23,200	902,712
St. Jude Medical, Inc. (NON)	152,300	6,244,300
Synthes, Inc. (Switzerland)	31,100	3,403,980
		62,342,697

Pharmaceuticals (42.0%)
Abbott Laboratories	217,800	9,249,966
Astellas Pharma, Inc. (Japan)	129,000	4,889,336
Barr Pharmaceuticals, Inc. (NON)	87,800	5,529,644
Cephalon, Inc. (NON) (S)	26,000	1,566,500
Daiichi Sankyo Co., Ltd. (Japan)	233,000	5,298,329
Eli Lilly Co.	187,000	10,341,100
GlaxoSmithKline PLC ADR (United Kingdom) (S)	199,200	10,420,152
Johnson & Johnson	402,000	23,806,440
Mylan Laboratories, Inc. (S)	214,900	5,028,660
Novartis AG (Switzerland)	330,900	18,362,227
Par Pharmaceutical Cos., Inc. (NON)	44,200	1,245,556
Pfizer, Inc.	506,000	12,609,520
Roche Holding AG (Switzerland)	133,200	19,788,840
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	65,000	2,676,700
Wyeth	363,700	17,646,725
		148,459,695

Total common stocks (cost $274,337,664)		$350,325,354

SHORT-TERM INVESTMENTS (7.4%)(a)

	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)	$24,298,451	$24,247,144
Putnam Prime Money Market Fund (e)	1,964,353	1,964,353

Total short-term investments (cost $26,211,497)	$26,211,497

TOTAL INVESTMENTS

Total investments (cost $300,549,161)(b)	$376,536,851

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $31,024,782) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$848,623	$888,316	4/19/06	$(39,693)
British Pound	12,065,721	12,152,119	6/21/06	$(86,398)
Canadian Dollar	706,645	704,072	4/19/06	$2,573
Danish Krone	1,625,345	1,615,411	6/21/06	$9,934
Euro	13,993,289	13,829,757	6/21/06	$163,532
Japanese Yen	1,838,913	1,835,107	5/17/06	$3,806

Total				$53,754

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Swiss Franc	$25,098,173	$25,300,590	6/21/06	$202,417

NOTES

(a) Percentages indicated are based on net assets of $353,865,796.

(b) The aggregate identified cost on a tax basis is $305,597,250, resulting in gross unrealized appreciation and depreciation of $75,848,418 and $4,908,817, respectively, or net unrealized appreciation of $70,939,601.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to
$23,595,223. The fund received cash collateral of $24,247,144 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $51,093 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $13,413,129 and $23,083,954, respectively.

At March 31, 2006, liquid assets totaling $5,980,361 have been designated as collateral for open forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Israel	0.8%
Japan	2.9
Switzerland	13.4
United Kingdom	2.9
United States	80.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
3/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (86.3%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.4%)
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		$1,355,000	$1,375,325
Lamar Media Corp. company guaranty 7 1/4s, 2013		1,035,000	1,060,875
			2,436,200

Automotive (4.8%)
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		650,000	608,563
Ford Motor Co. notes 7.45s, 2031		2,330,000	1,730,025
Ford Motor Credit Corp. bonds 7 3/8s, 2011		2,510,000	2,309,110
Ford Motor Credit Corp. notes 7 7/8s, 2010		3,945,000	3,698,307
Ford Motor Credit Corp. notes 7 3/8s, 2009		1,240,000	1,165,765
General Motors Acceptance Corp. notes 7 3/4s, 2010		4,025,000	3,924,419
General Motors Acceptance Corp. notes 6 7/8s, 2012		4,970,000	4,584,880
General Motors Acceptance Corp. notes 6 3/4s, 2014		2,580,000	2,322,529
General Motors Acceptance Corp. notes 5 1/8s, 2008		905,000	851,715
Hertz Corp. 144A sr. notes 8 7/8s, 2014		1,325,000	1,374,688
Lear Corp. sr. notes 8 1/8s, 2008	EUR	220,000	257,948
Meritor Automotive, Inc. notes 6.8s, 2009		$134,000	134,000
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		1,475,000	1,475,000
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		1,725,000	1,914,750
TRW Automotive Inc. sr. notes 9 3/8s, 2013		630,000	681,188
TRW Automotive Inc. sr. sub. notes 11s, 2013		2,030,000	2,268,525
			29,301,412

Basic Materials (9.6%)
Abitibi-Consolidated Finance LP company guaranty 7
7/8s, 2009		540,000	534,600
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		410,000	367,975
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		385,000	371,525
AK Steel Corp. company guaranty 7 3/4s, 2012		1,930,000	1,951,713
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		1,025,000	1,135,188
Builders FirstSource Inc. company guaranty FRB 8.999s,
2012		155,000	158,875
Century Aluminum Co. company guaranty 7 1/2s, 2014		625,000	650,000
Chaparral Steel Co. company guaranty 10s, 2013		2,190,000	2,441,850
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	177,000	188,148
Cognis Holding GMBH & Co. 144A sr. notes 11.644s, 2015
(Germany)	EUR	690,000	822,377
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	525,000	721,326
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$535,000	478,825
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		2,275,000	2,104,375
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		1,885,000	1,979,250
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		2,055,000	1,602,900
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		3,230,000	3,431,875
Georgia-Pacific Corp. debs. 9 1/2s, 2011		680,000	744,600
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,470,000	1,613,325
Graphic Packaging International Corp sr. sub. notes 9
1/2s, 2013		495,000	462,825
Hercules, Inc. company guaranty 6 3/4s, 2029		1,480,000	1,450,400
Huntsman International, LLC company guaranty 10 1/8s,
2009		1,465,000	1,501,625
Huntsman, LLC company guaranty 11 5/8s, 2010		519,000	587,768
Huntsman, LLC company guaranty 11 1/2s, 2012		408,000	469,200
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	1,060,000	1,240,916
Innophos, Inc. company guaranty 8 7/8s, 2014		$2,120,000	2,204,800
Ispat Inland ULC sec. notes 9 3/4s, 2014		630,000	712,688
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		800,000	752,000
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	411,316	517,102
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		$1,155,000	1,192,538
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		2,560,000	2,707,200
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	70,000	94,313
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		$1,035,000	1,138,500
Nalco Co. sr. notes 7 3/4s, 2011		600,000	607,500
Nalco Co. sr. sub. notes 9s, 2013	EUR	675,000	881,273
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,545,000	1,606,800

Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		1,175,000	1,166,188
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	270,000	341,402
NewPage Corp. sec. notes 10s, 2012		$1,605,000	1,685,250
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		1,095,000	1,034,775
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		3,905,000	3,748,751
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		316,735	332,572
PQ Corp. 144A company guaranty 7 1/2s, 2013		2,345,000	2,251,200
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	800,000	1,001,396
Rockwood Specialties Group, Inc. sub. notes 7 1/2s,
2014		$300,000	301,500
Smurfit Capital Funding PLC debs. 7 1/2s, 2025
(Ireland)		165,000	153,450
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,125,000	1,170,000
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		289,803	276,037
Stone Container Corp. sr. notes 9 3/4s, 2011		1,895,000	1,951,850
Stone Container Corp. sr. notes 8 3/8s, 2012		1,255,000	1,236,175
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		325,000	302,250
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		910,000	971,425
United States Steel, LLC sr. notes 10 3/4s, 2008		1,044,000	1,148,400
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010
(PIK)		97,382	77,662
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011
(PIK)		179,118	142,847
			58,719,305

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		685,000	708,975
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012		70,000	73,588
			782,563

Broadcasting (2.9%)
British Sky Broadcasting PLC company guaranty 8.2s,
2009 (United Kingdom)		770,000	827,758
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		2,690,000	2,656,375
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		974,000	1,039,745
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,630,000	1,574,988
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,600,150
Gray Television, Inc. company guaranty 9 1/4s, 2011		595,000	630,700
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		700,000	658,000
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		175,000	164,500
Paxson Communications Corp. 144A sec. FRN 10.777s, 2013		680,000	673,200
Paxson Communications Corp. 144A sec. FRN 7.777s, 2012		820,000	824,100
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		2,565,000	2,731,725
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		1,265,000	1,233,375
Young Broadcasting, Inc. company guaranty 10s, 2011		1,732,000	1,597,770
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		735,000	628,425
			17,840,811

Building Materials (2.0%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		1,900,000	1,971,250
Building Materials Corp. company guaranty 8s, 2008		640,000	654,400
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
7.491s, 2012		375,000	381,563
Goodman Global Holding Co., Inc. sr. sub. notes 7
7/8s, 2012		2,215,000	2,187,313
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		1,265,000	1,356,713
NTK Holdings, Inc. sr. disc. notes zero %, 2014		2,400,000	1,752,000
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		525,000	421,313
Owens Corning notes 7 1/2s, 2005 (In default) (NON)
(DEF)		1,245,000	996,000
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		895,000	921,850
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,370,000	1,393,975
			12,036,377

Cable Television (2.1%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)		290,000	171,100
Adelphia Communications Corp. sr. notes 10 1/4s, 2006
(In default) (NON)		130,000	75,400
Adelphia Communications Corp. sr. notes 9 3/8s, 2009
(In default) (NON)		80,000	48,800
Adelphia Communications Corp. sr. notes 7 7/8s, 2009
(In default) (NON)		140,000	81,200
Adelphia Communications Corp. sr. notes Ser. B, 9
7/8s, 2007 (In default) (NON)		755,000	445,450

Atlantic Broadband Finance, LLC company guaranty 9
3/8s, 2014		865,000	819,588
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		425,000	414,375
CCH I Holdings LLC company guaranty stepped-coupon
zero %, 2015		95,000	41,800
CCH I LLC secd. notes 11s, 2015		5,789,000	4,812,106
CCH II LLC/CCH II Capital Corp. 144A sr. notes 10
1/4s, 2010		1,275,000	1,249,500
Charter Communications Holdings, LLC/Capital Corp. sr.
notes 10 1/4s, 2010		1,200,000	1,179,000
CSC Holdings, Inc. debs. 7 5/8s, 2018		355,000	351,006
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,450,000	1,457,250
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		1,495,000	1,461,363
PanAmSat Corp. company guaranty 9s, 2014		500,000	526,250
			13,134,188

Capital Goods (8.5%)
Aero Invest 1 SA 144A company guaranty FRN 11.157s,
2015 (Luxembourg) (PIK)	EUR	632,157	787,857
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		$1,365,000	1,382,063
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		2,240,000	2,340,800
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		1,630,000	1,797,075
Argo-Tech Corp. sr. notes 9 1/4s, 2011		1,160,000	1,223,800
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		1,570,000	1,668,125
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,855,000	1,929,200
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		770,000	714,175
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		950,000	950,000
Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013		2,215,000	2,292,525
Crown Cork & Seal Co. Inc. debs. 8s, 2023		1,655,000	1,592,938
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $1,082,547) (RES)		3,300,000	2,178,000
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		2,930,000	3,171,725
Graham Packaging Co Inc company guaranty 8 1/2s, 2012		245,000	248,675
Greenbrier Companies, Inc. company guaranty 8 3/8s,
2015		970,000	1,016,075
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		530,000	524,700
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		445,000	472,813
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		1,135,000	1,149,188
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	660,800
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,500,000	1,462,500
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015		1,510,000	1,487,350
Legrand SA debs. 8 1/2s, 2025 (France)		2,580,000	3,160,500
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		1,047,000	1,146,465
Manitowoc Co., Inc. (The) company guaranty 10 3/8s,
2011	EUR	315,000	404,210
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$1,130,000	1,152,600
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		620,000	567,300
Mueller Group, Inc. sr. sub. notes 10s, 2012		965,000	1,056,675
Mueller Holdings, Inc. disc. notes stepped-coupon zero
% (14 3/4s, 4/15/09), 2014 (STP)		1,025,000	835,375
Owens Brockway Glass Container Inc company guaranty 6
3/4s, 2014	EUR	1,200,000	1,481,766
Owens-Brockway Glass company guaranty 8 7/8s, 2009		$75,000	78,094
Owens-Brockway Glass company guaranty 8 1/4s, 2013		1,635,000	1,708,575
Owens-Brockway Glass company guaranty 7 3/4s, 2011		525,000	547,313
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		905,000	968,350
Owens-Illinois, Inc. debs. 7.8s, 2018		400,000	397,000
Plastipak Holdings Inc. 144A sr. notes 8 1/2s, 2015		630,000	642,600
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	835,000	1,086,631
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		$845,000	787,963
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,205,000	1,132,700
TD Funding Corp. company guaranty 8 3/8s, 2011		2,150,000	2,246,750
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,460,000	1,616,950
Terex Corp. company guaranty 9 1/4s, 2011		360,000	382,950
Terex Corp. company guaranty 7 3/8s, 2014		162,000	166,050
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		1,285,000	1,355,675
			51,972,876

Communication Services (6.6%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		511,000	550,603
Alamosa Delaware, Inc. company guaranty 11s, 2010		687,000	762,378
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		325,000	350,188
American Cellular Corp. company guaranty 9 1/2s, 2009		385,000	398,475
American Cellular Corp. sr. notes Ser. B, 10s, 2011		865,000	938,525
American Tower Corp. sr. notes 7 1/2s, 2012		735,000	769,913
American Towers, Inc. company guaranty 7 1/4s, 2011		2,430,000	2,533,275
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		715,000	781,138
Centennial Communications Corp. sr. notes 10s, 2013		380,000	394,725
Centennial Communications Corp. sr. notes FRN 10 1/4s,
2013		885,000	915,975
Cincinnati Bell Telephone company guaranty 6.3s, 2028		290,000	267,525
Cincinnati Bell, Inc. company guaranty 7s, 2015		520,000	514,800
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		220,000	223,575
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		785,000	773,225

Citizens Communications Co. notes 9 1/4s, 2011	1,840,000	2,019,400
Citizens Communications Co. sr. notes 6 1/4s, 2013	1,595,000	1,551,138
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	1,415,000	1,496,363
Dobson Cellular Systems sec. notes 9 7/8s, 2012	1,175,000	1,283,688
Dobson Communications Corp. sr. notes 8 7/8s, 2013	600,000	603,000
Dobson Communications Corp. sr. notes FRN 8.85s, 2012	530,000	526,025
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013
(Ireland)	505,000	543,506
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	250,000	285,625
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	1,108,000	1,135,700
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)	1,765,000	1,500,250
Intelsat Subsidiary Holding Co Ltd company guaranty 8
7/8s, 2015 (Bermuda)	1,565,000	1,615,863
Intelsat Subsidiary Holding Co Ltd sr. notes 8 1/2s,
2013 (Bermuda)	745,000	758,038
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	661,200
IWO Holdings, Inc. sec. FRN 8.35s, 2012	195,000	203,044
Madison River Capital Corp. sr. notes 13 1/4s, 2010	528,000	554,400
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	1,785,000	1,838,550
Qwest Corp. notes 8 7/8s, 2012	3,515,000	3,928,013
Qwest Corp. sr. notes 7 5/8s, 2015	1,075,000	1,150,250
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	745,000	908,900
Rogers Wireless Communications, Inc. sec. notes 7
1/2s, 2015 (Canada)	630,000	668,588
Rogers Wireless Communications, Inc. sr. sub. notes
8s, 2012 (Canada)	790,000	838,388
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	600,000	597,750
Rural Cellular Corp. sr. notes 9 7/8s, 2010	405,000	432,338
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	1,190,000	1,207,850
Rural Cellular Corp. 144A sr. sub. notes FRN 10.43s,
2012	330,000	342,375
SBA Communications Corp. sr. notes 8 1/2s, 2012	357,000	396,270
SBA Telecommunications, Inc./SBA Communications Corp.
sr. disc. notes stepped-coupon zero % (9 3/4s,
12/15/07), 2011 (STP)	909,000	868,095
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7
3/4s, 2013	1,165,000	1,166,456
U S West, Inc. debs. 7 1/4s, 2025	555,000	568,875
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty 7 3/4s, 2015	570,000	597,075
		40,421,333

Consumer (1.0%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	3,560,000	3,515,500
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	2,180,000	2,305,350
		5,820,850

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	1,035,000	1,018,181
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	1,290,000	1,322,250
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,805,000	1,886,225
Playtex Products, Inc. sec. notes 8s, 2011	2,120,000	2,241,900
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,408,000	1,422,080
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	1,395,000	1,150,875
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	480,000	482,400
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	2,270,000	1,974,900
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	1,100,000	1,017,500
		12,516,311

Consumer Services (0.8%)
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	525,000	546,000
Brand Services, Inc. company guaranty 12s, 2012	1,870,000	2,005,575
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	1,270,000	1,244,600
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	162,000	162,000
United Rentals NA, Inc. sr. sub. notes 7s, 2014	1,200,000	1,155,000
		5,113,175

Energy (8.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,750,000	2,729,375
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	1,205,000	1,265,250
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	950,000	988,000
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,920,000	1,958,400
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	537,130
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	523,750
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,457,775
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	639,063
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	1,265,000	1,271,325
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	985,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	665,000	691,600
Dresser, Inc. company guaranty 9 3/8s, 2011	1,260,000	1,319,850

Dresser-Rand Group, Inc. 144A sr. sub. notes 7 5/8s,
2014		612,000	624,240
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		495,000	473,963
Encore Acquisition Co. sr. sub. notes 6s, 2015		1,643,000	1,532,098
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		2,470,000	2,457,650
Forest Oil Corp. company guaranty 7 3/4s, 2014		650,000	669,500
Forest Oil Corp. sr. notes 8s, 2011		1,215,000	1,306,125
Forest Oil Corp. sr. notes 8s, 2008		295,000	306,431
Hanover Compressor Co. sr. notes 9s, 2014		730,000	784,750
Hanover Compressor Co. sr. notes 8 5/8s, 2010		495,000	519,131
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		350,000	366,188
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		1,350,000	1,323,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014		555,000	532,800
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		2,105,000	1,999,750
Inergy LP/Inergy Finance Corp. 144A sr. notes 8 1/4s,
2016		205,000	209,100
KCS Energy, Inc. sr. notes 7 1/8s, 2012		715,000	709,638
Massey Energy Co. sr. notes 6 5/8s, 2010		1,810,000	1,841,675
Newfield Exploration Co. sr. notes 7 5/8s, 2011		1,380,000	1,466,250
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,220,000	2,225,550
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,235,000	1,160,900
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		925,998	940,250
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		755,000	768,213
Peabody Energy Corp. sr. notes 5 7/8s, 2016		1,490,000	1,430,400
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014		1,535,000	1,577,213
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012		1,605,000	1,713,338
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		1,860,000	1,836,750
Pride International, Inc. sr. notes 7 3/8s, 2014		1,865,000	1,958,250
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		940,000	928,250
Seabulk International, Inc. company guaranty 9 1/2s,
2013		1,140,000	1,265,400
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10
1/4s, 2013		230,000	238,050
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		455,000	425,425
Whiting Petroleum Corp. company guaranty 7s, 2014		2,140,000	2,118,600
			50,075,396

Entertainment (1.2%)
AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		550,000	541,750
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		416,000	371,280
AMC Entertainment, Inc. 144A company guaranty 11s, 2016		615,000	634,988
Cinemark USA, Inc. sr. sub. notes 9s, 2013		890,000	945,625
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/07), 2014 (STP)		2,205,000	1,686,825
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		1,510,000	981,500
Six Flags, Inc. sr. notes 8 7/8s, 2010		895,000	890,525
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		550,000	554,125
Universal City Florida Holding Co. sr. notes FRN
9.43s, 2010		780,000	791,700
			7,398,318

Financial (0.6%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		575,000	582,906
E*Trade Finance Corp. sr. notes 8s, 2011		1,875,000	1,947,656
Finova Group, Inc. notes 7 1/2s, 2009		1,805,100	600,196
Western Financial Bank sub. debs. 9 5/8s, 2012		575,000	642,563
			3,773,321

Food (1.5%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		176,170	9,205
Dean Foods Co. sr. notes 6 5/8s, 2009		1,410,000	1,424,100
Del Monte Corp. company guaranty 6 3/4s, 2015		1,775,000	1,730,625
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,305,000	1,378,406
Doane Pet Care Co. sr. sub. notes 10 5/8s, 2015		1,175,000	1,245,500
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		2,615,000	2,588,850
United Biscuits Finance company guaranty 10 5/8s, 2011
(United Kingdom)	EUR	490,000	626,399
			9,003,085

Gaming & Lottery (3.5%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		$1,020,000	1,083,750
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		300,000	314,250
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		1,355,000	1,373,631
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,195,000	1,192,013
Harrah's Operating Co., Inc. company guaranty 8s, 2011		515,000	558,855
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,665,000	1,781,550
MGM Mirage, Inc. company guaranty 6s, 2009		1,735,000	1,708,975

Mirage Resorts, Inc. debs. 7 1/4s, 2017		410,000	416,663
Park Place Entertainment Corp. sr. notes 7s, 2013		920,000	958,230
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		770,000	818,125
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		490,000	490,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,475,000	1,545,063
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		1,125,000	1,234,688
Scientific Games Corp. company guaranty 6 1/4s, 2012		1,390,000	1,360,463
Station Casinos, Inc. sr. notes 6s, 2012		1,080,000	1,065,150
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		995,000	999,975
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		2,420,000	2,353,450
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		1,940,000	1,884,225
			21,139,056

Health Care (6.3%)
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		1,055,000	1,084,013
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		1,885,000	1,826,094
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		775,000	767,250
DaVita, Inc. company guaranty 7 1/4s, 2015		1,130,000	1,135,650
DaVita, Inc. company guaranty 6 5/8s, 2013		715,000	713,213
Elan Finance PLC/Elan Finance Corp, company guaranty 7
3/4s, 2011 (Ireland)		715,000	677,463
Extendicare Health Services, Inc. company guaranty 9
1/2s, 2010		645,000	681,281
Extendicare Health Services, Inc. sr. sub. notes 6
7/8s, 2014		600,000	618,000
Fresenius Finance BV 144A 5 1/2s, 2016 (Netherlands)	EUR	430,000	515,357
HCA, Inc. debs. 7.19s, 2015		$1,465,000	1,494,132
HCA, Inc. notes 8.36s, 2024		670,000	702,505
HCA, Inc. notes 7s, 2007		175,000	177,069
HCA, Inc. notes 6 3/8s, 2015		520,000	506,103
HCA, Inc. notes 5 3/4s, 2014		555,000	519,267
HCA, Inc. sr. notes 7 7/8s, 2011		225,000	236,785
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014		295,000	295,000
Insight Health Services Corp. company guaranty FRB
9.93s, 2011		730,000	674,338
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		630,000	481,950
MQ Associates, Inc. sr. disc. notes stepped-coupon
zero % (12 1/4s, 8/15/08), 2012 (STP)		2,235,000	625,800
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		680,000	678,300
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,305,000	1,252,800
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		1,265,000	1,287,138
Select Medical Corp. company guaranty 7 5/8s, 2015		710,000	640,775
Service Corp. International debs. 7 7/8s, 2013		688,000	726,700
Service Corp. International notes 6 1/2s, 2008		210,000	211,050
Service Corp. International notes Ser. *, 7.7s, 2009		480,000	495,600
Service Corp. International 144A sr. notes 7 1/4s, 2017		1,050,000	1,068,375
Service Corp. International 144A sr. notes 6 3/4s, 2016		1,495,000	1,480,050
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013		1,830,000	1,756,800
Tenet Healthcare Corp. notes 7 3/8s, 2013		1,570,000	1,432,625
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		1,770,000	1,792,125
Tenet Healthcare Corp. 144A sr. notes 9 1/2s, 2015		600,000	601,500
Triad Hospitals, Inc. sr. notes 7s, 2012		1,405,000	1,405,000
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		3,095,000	3,048,575
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)		1,585,000	1,644,438
US Oncology, Inc. company guaranty 9s, 2012		1,115,000	1,154,025
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,205,000	2,254,613
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		545,000	611,763
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)		520,000	525,200
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		395,000	395,000
Ventas Realty LP/Capital Corp. 144A sr. notes 6 1/2s,
2016 (R)		530,000	527,350
			38,721,072

Homebuilding (1.5%)
Ashton Woods USA LLC/Ashton Woods Finance Co. 144A sr.
sub. notes 9 1/2s, 2015 (R)		670,000	619,750
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		740,000	773,300
K. Hovnanian Enterprises, Inc. company guaranty 8
7/8s, 2012		1,120,000	1,170,400
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		545,000	511,045
Meritage Homes Corp. company guaranty 6 1/4s, 2015		570,000	504,450
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		725,000	770,313
Standard Pacific Corp. sr. notes 7 3/4s, 2013		1,605,000	1,566,881
Standard Pacific Corp. sr. notes 7s, 2015		300,000	277,500
Technical Olympic USA, Inc. company guaranty 10 3/8s,
2012		875,000	883,750

WCI Communities, Inc. company guaranty 9 1/8s, 2012	1,935,000	1,968,863
		9,046,252

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,130,000	2,225,850

Lodging/Tourism (1.2%)
FelCor Lodging LP company guaranty 9s, 2008 (R)	505,000	552,975
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s,
2008 (R)	323,000	325,423
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007
(R)	510,000	532,950
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,240,000	2,287,600
MeriStar Hospitality Corp. company guaranty 9 1/8s,
2011 (R)	1,055,000	1,221,163
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	560,000	609,000
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 3/8s, 2007	705,000	717,338
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	1,010,000	1,090,800
		7,337,249

Media (0.4%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,376,850
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	285,000	242,250
Warner Music Group sr. sub. notes 7 3/8s, 2014	1,000,000	990,000
		2,609,100

Publishing (3.5%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	2,075,000	1,898,625
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,645,304	1,686,437
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	1,390,000	1,358,725
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	1,745,000	1,845,338
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	965,000	815,425
Dex Media, Inc. notes 8s, 2013	610,000	628,300
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	1,965,000	2,112,375
Mail-Well I Corp. company guaranty 9 5/8s, 2012	610,000	655,750
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	1,025,000	999,375
PRIMEDIA, Inc. sr. notes 8s, 2013	1,945,000	1,779,675
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	630,000	589,050
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	1,035,000	967,725
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016	1,365,000	1,419,600
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011	1,415,000	1,411,463
RH Donnelly Corp. 144A sr. disc. notes 6 7/8s, 2013	490,000	458,150
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,005,000	1,969,913
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,400,000	1,123,500
		21,719,426

Restaurants (0.4%)
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	1,006,000	1,031,150
Sbarro, Inc. company guaranty 11s, 2009	1,631,000	1,659,543
		2,690,693

Retail (2.5%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	885,000	887,213
Autonation, Inc. company guaranty 9s, 2008	1,710,000	1,846,800
Bon-Ton Stores Inc/The 144A sr. notes 10 1/4s, 2014 (R)	1,975,000	1,899,950
GSC Holdings Corp. 144A company guaranty 8s, 2012	1,260,000	1,250,550
Harry & David Holdings Inc. company guaranty 9s, 2013	575,000	549,125
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	1,765,000	1,716,463
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	575,000	527,563
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	495,000	245,025
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	2,185,000	2,310,638
Rite Aid Corp. company guaranty 9 1/2s, 2011	1,025,000	1,081,375
Rite Aid Corp. company guaranty 7 1/2s, 2015	785,000	761,450
Rite Aid Corp. debs. 6 7/8s, 2013	70,000	61,250
Rite Aid Corp. sr. notes 9 1/4s, 2013	810,000	789,750
United Auto Group, Inc. company guaranty 9 5/8s, 2012	1,170,000	1,238,738
		15,165,890

Technology (4.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	1,295,000	1,354,894
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,307,000	1,202,440
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	555,000	566,100
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	1,265,000	1,268,163
Freescale Semiconductor, Inc. sr. notes Ser. B, 7

1/8s, 2014	2,170,000	2,251,375
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	620,000	647,125
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	2,415,000	2,270,100
Lucent Technologies, Inc. debs. 6 1/2s, 2028	130,000	116,025
Lucent Technologies, Inc. debs. 6.45s, 2029	1,710,000	1,543,275
Lucent Technologies, Inc. notes 5 1/2s, 2008	355,000	351,450
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	588,225
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)	580,000	598,850
SERENA Software, Inc. 144a sr. sub. notes 10 3/8s, 2016	270,000	283,500
Solectron Corp. 144A sr. sub. notes 8s, 2016	815,000	817,038
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015	1,782,000	1,875,555
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	2,716,000	2,872,170
UGS Corp. company guaranty 10s, 2012	1,325,000	1,457,500
Unisys Corp. sr. notes 8s, 2012	960,000	943,200
Xerox Capital Trust I company guaranty 8s, 2027	895,000	926,325
Xerox Corp. sr. notes 7 5/8s, 2013	520,000	547,300
Xerox Corp. sr. notes 6 7/8s, 2011	1,870,000	1,919,088
Xerox Corp. sr. notes 6.4s, 2016	40,000	39,700
		24,439,398

Textiles (0.9%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015	2,405,000	2,531,263
Levi Strauss & Co. 144a sr. notes 8 7/8s, 2016	1,025,000	1,027,563
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	860,000	885,800
Russell Corp. company guaranty 9 1/4s, 2010	1,110,000	1,154,400
		5,599,026

Tire & Rubber (0.6%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	370,000	375,550
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,590,000	1,554,225
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	1,465,000	1,486,975
		3,416,750

Transportation (0.7%)
Calair, LLC/Calair Capital Corp. company guaranty 8
1/8s, 2008	1,785,000	1,682,363
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008	2,130,000	2,279,100
Kansas City Southern Railway Co. company guaranty 7
1/2s, 2009	340,000	345,100
		4,306,563

Utilities & Power (8.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	174,960
AES Corp. (The) sr. notes 8 3/4s, 2008	32,000	33,360
AES Corp. (The) 144A sec. notes 9s, 2015	1,455,000	1,575,038
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,490,000	1,599,888
ANR Pipeline Co. debs. 9 5/8s, 2021	590,000	722,479
CMS Energy Corp. sr. notes 8.9s, 2008	1,500,000	1,593,750
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	464,400
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	361,388
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,055,000	1,067,061
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	295,000	283,108
Copano Energy, LLC. 144A sr. notes 8 1/8s, 2016	550,000	570,625
DPL, Inc. sr. notes 6 7/8s, 2011	1,371,000	1,429,687
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	2,215,000	2,537,726
Dynegy Holdings, Inc. 144a sr. unsecd. notes 8 3/8s,
2016	1,335,000	1,328,325
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	810,000	818,100
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,146,950
Edison Mission Energy sr. notes 10s, 2008	500,000	535,000
Edison Mission Energy sr. notes 9 7/8s, 2011	25,000	28,250
El Paso Corp. notes 7 3/4s, 2010	415,000	427,969
El Paso Corp. sr. notes 8.05s, 2030	1,280,000	1,315,200
El Paso Corp. sr. notes 7 3/8s, 2012	735,000	747,863
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	890,000	894,450
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	409,611
El Paso Production Holding Co. company guaranty 7
3/4s, 2013	3,180,000	3,295,275
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,193,500
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	3,040,000	3,290,800
Mirant North America LLC 144A sr. notes 7 3/8s, 2013	1,630,000	1,662,600
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,485,000	1,704,038
Monongahela Power Co. 1st mtge. 6.7s, 2014	740,000	780,241
Nevada Power Co. 2nd mtge. 9s, 2013	594,000	654,216
Northwestern Corp. sec. notes 5 7/8s, 2014	765,000	753,499
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,385,000	3,456,931
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,240,000	1,398,100
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	1,031,230
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	290,000	292,261

Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,210,000	1,313,364
Teco Energy, Inc. notes 7.2s, 2011	335,000	349,238
Teco Energy, Inc. notes 7s, 2012	525,000	542,719
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	87,338
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	138,402
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	500,000	532,680
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,250,000	1,304,688
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)	1,550,000	1,600,375
Utilicorp United, Inc. sr. notes 9.95s, 2011	755,000	836,163
Williams Cos., Inc. (The) notes 8 3/4s, 2032	270,000	315,900
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	736,700
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,600,000	1,704,000
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	430,650
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	663,765	55,358
		49,525,454

Total corporate bonds and notes (cost $520,993,869)		$528,287,300

SENIOR LOANS (2.8%)(a)(c)

	Principal amount	Value

Advertising and Marketing Services (0.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.501s, 2013 )	$683,333	$685,256

Basic Materials (0.3%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
7.826s, 2014	1,100,000	1,123,375
Graphic Packaging Corp. bank term loan FRN Ser. C,
6.984s, 2010	131,094	133,040
Hercules, Inc. bank term loan FRN Ser. B, 6.058s, 2010	343,875	346,239
Nalco Co. bank term loan FRN Ser. B, 6.534s, 2010	114,449	115,594
St. Mary's Cement Corp. bank term loan FRN 6.527s, 2009	97,750	98,972
		1,817,220

Beverage (0.1%)
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.361s, 2011	782,778	792,465

Broadcasting (--%)
Young Broadcasting, Inc. bank term loan FRN Ser. B,
6.954s, 2012	99,749	99,811

Cable Television (--%)
PanAmSat Corp. bank term loan FRN Ser. B1, 6.9s, 2010	69,125	69,989

Capital Goods (0.3%)
AGCO Corp. bank term loan FRN 6.277s, 2008	135,850	137,124
Amsted Industries, Inc. bank term loan FRN Ser. B,
7.126s, 2010	94,284	95,502
Invensys, PLC bank term loan FRN 9.286s, 2009 (United
Kingdom)	950,000	970,188
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s,
2009 (United Kingdom)	55,479	55,965
Solo Cup Co. bank term loan FRN 9.036s, 2012	100,000	102,125
Solo Cup Co. bank term loan FRN 7.027s, 2011	122,500	123,674
Transdigm, Inc. bank term loan FRN Ser. C, 6.99s, 2010	49,002	49,599
		1,534,177

Communication Services (0.2%)
Alaska Communications Systems Group, Inc. bank term
loan FRN Ser. B, 6.277s, 2012	1,000,000	1,008,250
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.342s, 2011	98,750	99,614
Qwest Communications International, Inc. bank term
loan FRN Ser. A, 9.503s, 2007	58,500	59,904
		1,167,768

Consumer Cyclicals (0.5%)
Federal Mogul Corp. bank term loan FRN Ser. A, 6.85s,
2007	555,000	533,956
Federal Mogul Corp. bank term loan FRN Ser. B, 7.1s,
2007	1,285,000	1,241,631
Hayes Lemmerz International, Inc. bank term loan FRN
7.781s, 2009	99,705	100,132
Landsource, Inc. bank term loan FRN Ser. B, 7 1/4s,
2010	100,000	100,375
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.34s, 2013	712,025	721,752
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	74,714	74,880

		2,772,726

Consumer Staples (0.5%)
Affinity Group Holdings bank term loan FRN Ser. B2,
7.208s, 2009	88,011	88,891
AMF Bowling Worldwide bank term loan FRN Ser. B,
7.667s, 2009	86,678	87,328
Century Cable Holdings bank term loan FRN 9 3/4s, 2009	1,090,000	1,063,205
Charter Communications bank term loan FRN Ser. B,
7.92s, 2011	196,755	198,361
Dole Food Co., Inc. bank term loan FRN Ser. B, 6.318s,
2012	22,938	22,979
Mediacom Communications Corp. bank term loan FRN Ser.
B, 6.931s, 2012	987,500	1,000,307
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
9 3/4s, 2010	640,000	626,743
		3,087,814

Energy (--%)
Dresser, Inc. bank term loan FRN 7.99s, 2010	150,000	153,375

Entertainment (--%)
Six Flags, Inc. bank term loan FRN Ser. B, 7.111s,
2009	44,593	45,074

Food (--%)
Pinnacle Foods Holding Corp. bank term loan FRN
7.823s, 2010	156,757	159,070

Health Care (0.2%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.559s, 2011	98,500	99,731
Hanger Orthopedic Group, Inc. bank term loan FRN
8.271s, 2009	97,750	98,972
Healthsouth Corp. bank term loan FRN Ser. B, 7.786s,
2013	1,100,000	1,108,021
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.28s, 2011	65,596	66,279
		1,373,003

Household Furniture and Appliances (--%)
Sealy Mattress Co. bank term loan FRN Ser. D, 6.525s,
2012	66,135	66,920

Media (0.1%)
Warner Music Group bank term loan FRN Ser. B, 6.669s,
2011	391,351	396,121

Publishing (--%)
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.514s, 2010	140,547	141,630

Tire & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.06s, 2010	250,000	253,386

Transportation (0.1%)
United Airlines bank term loan FRN Ser. B, 8.286s, 2012	262,500	266,766
United Airlines bank term loan FRN Ser. DD, 8.286s,
2012	37,500	38,109
		304,875

Utilities & Power (0.3%)
El Paso Corp. bank term loan FRN 4.29s, 2009	500,000	505,486
El Paso Corp. bank term loan FRN Ser. B, 7.313s, 2009	823,200	833,261
NRG Energy, Inc. bank term loan FRN Ser. B, 6.82s, 2013	630,000	637,612
Williams Cos., Inc. (The) bank term loan FRN Ser. C,
7.015s, 2007	87,535	88,575
		2,064,934

Total senior loans (cost $16,804,050)		$16,985,614

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	6,000	$567,750
Citigroup Funding, Inc. Ser. GNW, 5.18% cv. pfd.	46,330	1,486,266
Crown Castle International Corp. $3.125 cum. cv. pfd.	17,095	914,583
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	33,215	1,316,144
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	563	721,836
Huntsman Corp. $2.50 cv. pfd.	13,800	591,675
Interpublic Group of Companies, Inc. 144A Ser. B,

5.25% cum. cv. pfd	1,723	1,611,005
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	10,250	1,376,063
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)	85	595,000

Total convertible preferred stocks (cost $8,647,016)		$9,180,322

CONVERTIBLE BONDS AND NOTES (1.0%)(a)

	Principal amount	Value

ArvinMeritor, Inc. 144A cv. unsec. stepped-coupon 4
5/8s, 2026	$590,000	$590,000
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	1,720,000	1,814,600
L-3 Communications Corp. 144A cv. bonds 3s, 2035	1,155,000	1,186,763
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	440,000	398,200
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	215,000	233,006
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	730,000	641,488
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	535,000	617,256
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	515,000	585,813

Total convertible bonds and notes (cost $5,884,405)		$6,067,126

PREFERRED STOCKS (0.4%)(a)

	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	8,000	$56,000
First Republic Capital Corp. 144A 10.50% pfd.	1,010	1,111,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)	77	671,825
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	453	551,528

Total preferred stocks (cost $1,836,500)		$2,390,353

COMMON STOCKS (0.3%)(a)

	Shares	Value

Comdisco Holding Co., Inc.	899	$13,260
Compass Minerals International, Inc.	1,101	27,514
Contifinancial Corp. Liquidating Trust Units	5,126,274	1,602
Crown Castle International Corp. (NON)	2,626	74,447
Decrane Aircraft Holdings, Inc. (F)(NON)	11,167	11
Dobson Communications Corp. (NON)	3,545	28,431
Genesis HealthCare Corp. (NON)	3,109	136,609
iPCS, Inc. (NON)	22,042	1,035,974
Knology, Inc. (NON)	431	2,944
Northwestern Corp.	10,753	334,848
Sterling Chemicals, Inc. (NON)	691	7,083
Sun Healthcare Group, Inc. (NON)	3,215	24,241
USA Mobility, Inc.	410	11,677
VFB LLC (acquired various dates from 1/21/00 to
12/8/03, cost $1,601,579) (F)(RES)(NON)	2,812,235	59,760
VS Holdings, Inc. (NON)	84,875	1
WHX Corp. (NON)	36,673	372,230

Total common stocks (cost $13,718,201)		$2,130,632

UNITS (0.3%)(a) (cost $4,524,056)

	Units	Value

XCL Equity Units (F)	2,670	$1,819,900

ASSET-BACKED SECURITIES (--%)(a) (cost $880,000)

	Principal amount	Value

CDO Repackaging Trust Series 144A Ser. 03-3, Class A,
9.49s, 2008	$880,000	$950,400

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $618,014)

	Principal amount	Value

Philippines (Republic of) bonds 9 1/2s, 2024	$570,000	$666,330

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)(a) (cost $139,446)

	Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040	$155,000	$125,187

WARRANTS (0.0%)(a)(NON)

	Expiration date	Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.010	1,950	$20
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR 0.001	432	12,096
Mikohn Gaming Corp. 144A	8/15/08	$7.7	720	4,666
TravelCenters of America, Inc.	5/01/09	0.001	1,140	1,425
Ubiquitel, Inc. 144A	4/15/10	22.74	3,450	35

Total warrants (cost $220,034)				$18,242

SHORT-TERM INVESTMENTS (5.3%)(a)

			Principal	Value
			amount/shares

Thunder Bay Funding, Inc. for an effective yield of

4.259%, April 10, 2006			$7,500,000	$7,492,181
Putnam Prime Money Market Fund (e)			25,083,544	25,083,544

Total short-term investments (cost $32,575,725)				$32,575,725

TOTAL INVESTMENTS

Total investments (cost $606,841,316)(b)				$601,197,131

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$11,346,462	$11,219,178	6/21/06	$(127,284)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (unaudited)

Fixed payments
Swap counterparty /	Termination	received (paid) by	Total received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation/

Lehman Brothers Special Financing, Inc.
8,860,232	5/1/06	(6 month USD-LIBOR-BBA plus 5 bp)	Lehman Brothers U.S. High	$ 218,875
Yield Index

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation
Referenced Debt*	received (paid)**	amount	date	fund per annum

Citibank, N.A.
Lear Corp., 8.11%, 5/15/09	--	700,000	6/20/08	845 bp	24,029
Deutsche Bank AG
Lear Corp., 8.11%, 5/15/09	--	700,000	6/20/08	860 bp	25,955
Goldman Sachs International
one of the underlying securities in the basket of
BB CMBS securities	--	833,000	(a)	2.55625%	46,384
JPMorgan Chase Bank, N.A.
General Motors Acceptance Corp	--	1,285,000	12/20/10	(460 bp)	50,170
Felcor Lodging L.P., 8 1/2%, 6/1/11	--	650,000	6/20/10	370 bp	47,690
Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	745,000	3/20/11	355 bp	25,280
Lear Corp., 8.11%, 5/15/09	--	700,000	6/20/08	860 bp	25,955

Total					$245,463

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $612,118,236.

(b) The aggregate identified cost on a tax basis is $609,949,224, resulting in gross unrealized appreciation and depreciation of $17,102,177 and $25,854,270, respectively, or net unrealized depreciation of $8,752,093.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(NON) Non-income-producing security.

(DEF) Security is in default of principal and interest.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2006 was $2,237,760 or 0.4% of net assets.

At March 31, 2006, liquid assets totaling $14,850,852 have been designated as collateral for open swap contracts and forward contracts.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $170,170 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $50,383,539 and $51,574,240, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
3/31/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (38.5%)(a)
	Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	$473,000	$476,762
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	373,000	374,119
Asset Securitization Corp. Ser. 96-MD6, Class A7,
7.439s, 2029	761,000	795,749
Banc of America Commercial Mortgage, Inc. Ser. 06-1,
Class XC, Interest Only (IO), 0.045s, 2045	17,817,000	124,044
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	287,394
Ser. 05-1, Class XW, IO, 0.104s, 2042	54,282,224	270,526
Ser. 05-4, Class XC, IO, 0.039s, 2045	34,231,839	242,057
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.699s, 2018	143,000	143,469
FRB Ser. 04-BBA4, Class G, 5.449s, 2018	196,000	196,762
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.67s, 2014	188,000	187,736
FRB Ser. 02-FL2A, Class K1, 7.17s, 2014	100,000	99,981
FRB Ser. 05-BOCA, Class M, 6.849s, 2016	410,000	410,984
FRB Ser. 05-MIB1, Class K, 6.749s, 2022	184,000	180,655
FRB Ser. 05-ESHA, Class K, 6.54s, 2020	681,000	680,996
FRB Ser. 06-LAQ, Class M, 6.471s, 2021	479,000	479,000
FRB Ser. 05-BOCA, Class L, 6.449s, 2016	272,000	272,466
FRB Ser. 06-LAQ, Class L, 6.371s, 2021	399,000	399,000
FRB Ser. 05-BOCA, Class K, 6.099s, 2016	300,000	300,515
FRB Ser. 05-MIB1, Class J, 5.799s, 2022	582,000	582,702
FRB Ser. 05-BOCA, Class H, 5.699s, 2016	100,000	100,151
FRB Ser. 05-ESHA, Class G, 5.62s, 2020	341,000	340,411
Ser. 06-LAQ, Class X1, IO, 1.415s, 2021	26,090,000	238,202
Ser. 03-BBA2, Class X1A, IO, 0.44s, 2015	14,742,980	26,036
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	905,000	904,276
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.881s, 2035	804,788	803,822
Ser. 05-3A, IO, 0.775s, 2035	9,048,280	751,781
Ser. 05-1A, IO, 0.775s, 2035	3,343,315	247,353
Ser. 04-3, IO, 0.775s, 2035	3,004,271	223,795
Ser. 04-2, IO, 0.72s, 2034	4,997,796	372,687
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.044s, 2042	25,673,397	242,691
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.399s, 2018	746,000	746,000
FRB Ser. 05-LXR1, Class H, 5.949s, 2018	414,000	414,000
FRB Ser. 05-LXR1, Class G, 5.699s, 2018	414,000	414,000
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	40,154,000	321,513
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	12,650,104	57,318
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.199s, 2032	412,000	459,560
Ser. 04-PR3I, Class X1, IO, 0.12s, 2041	3,564,524	79,678
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	247,000	262,989
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,046,929
Ser. 98-1, Class G, 6.56s, 2030	515,745	530,769
Ser. 98-1, Class H, 6.34s, 2030	779,000	649,606
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.055s, 2043	47,730,258	495,947
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.13s, 2046	33,408,000	204,885
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	2,261,000	2,276,052
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	895,470	906,207
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	11,056,000	10,438,192
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.251s, 2034	653,000	660,523
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	399,034
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	317,925
Ser. 05-C6, Class XC, IO, 0.04s, 2044	25,095,539	167,638
Ser. 05-LP5, Class XC, IO, 0.039s, 2043	25,600,973	267,018
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	1,172,000	1,131,895
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	402,144
Ser. 05-C4, Class A5, 5.104s, 2038	6,562,000	6,339,745
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 5.699s, 2020	213,000	212,999
FRB Ser. 04-TF2A, Class J, 5.699s, 2016	278,000	277,999
FRB Ser. 05-TFLA, Class H, 5.499s, 2020	130,000	129,999
FRB Ser. 04-TF2A, Class H, 5.449s, 2019	278,000	277,999
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	27,836,000	844,544
Ser. 02-CP3, Class AX, IO, 0.43s, 2035	7,956,064	319,804

Ser. 03-C3, Class AX, IO, 0.338s, 2038	19,848,593	823,844
Ser. 05-C2, Class AX, IO, 0.064s, 2037	28,195,314	410,721
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	989,000	1,059,172
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	853,371
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,139,512
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	317,901
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	450,000	456,222
Fannie Mae
FRB Ser. 05-36, Class QA, 20 5/8s, 2035	259,295	267,777
FRB Ser. 05-117, Class GF, zero %, 2036	426,578	398,518
FRB Ser. 05-65, Class ER, zero %, 2035	1,333,063	1,447,161
FRB Ser. 05-57, Class UL, zero %, 2035	1,395,795	1,497,761
FRB Ser. 05-65, Class CU, zero %, 2034	190,772	272,155
FRB Ser. 05-81, Class DF, zero %, 2033	200,078	218,085
IFB Ser. 05-37, Class SU, 9.927s, 2035	1,433,813	1,541,064
IFB Ser. 04-10, Class QC, 9.327s, 2031	937,059	964,402
IFB Ser. 06-27, Class SP, 7.443s, 2036	924,000	913,416
IFB Ser. 06-8, Class PK, 7.127s, 2036	1,329,816	1,284,725
IFB Ser. 05-74, Class CP, 7.084s, 2035	748,803	745,367
IFB Ser. 05-76, Class SA, 7.084s, 2034	1,059,056	1,040,178
IFB Ser. 05-57, Class CD, 7.057s, 2035	661,398	657,212
IFB Ser. 06-11, Class PS, 6.9s, 2036	1,223,391	1,183,440
IFB Ser. 06-8, Class HP, 6.9s, 2036	1,193,616	1,170,802
IFB Ser. 06-8, Class WK, 6.9s, 2036	1,789,880	1,746,960
IFB Ser. 05-106, Class US, 6.9s, 2035	1,822,982	1,813,240
IFB Ser. 05-99, Class SA, 6.9s, 2035	884,792	867,064
IFB Ser. 05-74, Class SK, 6.88s, 2035	1,370,468	1,354,794
IFB Ser. 05-74, Class CS, 6.77s, 2035	853,505	841,912
IFB Ser. 05-45, Class DA, 6.754s, 2035	1,428,860	1,400,086
IFB Ser. 05-74, Class DM, 6.717s, 2035	1,689,373	1,650,220
IFB Ser. 05-45, Class DC, 6.644s, 2035	1,008,175	983,758
IFB Ser. 04-79, Class SA, 6.578s, 2032	1,820,647	1,735,504
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	565,711	99,149
IFB Ser. 05-114, Class SP, 6.33s, 2036	505,294	477,818
IFB Ser. 05-57, Class DC, 6.116s, 2034	1,190,243	1,171,289
IFB Ser. 05-45, Class PC, 5.796s, 2034	599,922	585,541
IFB Ser. 05-95, Class CP, 5.576s, 2035	142,904	138,312
IFB Ser. 05-95, Class OP, 5.473s, 2035	429,000	385,551
IFB Ser. 05-73, Class SA, 5.023s, 2035	740,817	692,606
IFB Ser. 05-83, Class QP, 4.867s, 2034	281,213	255,119
IFB Ser. 05-93, Class AS, 4.83s, 2034	392,852	349,286
IFB Ser. 05-56, Class TP, 3.696s, 2033	334,058	293,690
IFB Ser. 97-44, Class SN, IO, 3.44s, 2023	598,713	52,687
IFB Ser. 02-89, Class S, IO, 3.382s, 2033	1,636,772	144,241
IFB Ser. 02-36, Class QH, IO, 3.232s, 2029	353,568	6,163
IFB Ser. 03-66, Class SA, IO, 2.832s, 2033	1,798,513	125,051
IFB Ser. 03-48, Class S, IO, 2.732s, 2033	789,033	54,743
IFB Ser. 02-92, Class SB, IO, 2.532s, 2030	605,583	37,504
IFB Ser. 05-113, Class DI, IO, 2.412s, 2036	6,405,421	378,066
IFB Ser. 05-52, Class DC, IO, 2.382s, 2035	1,210,593	93,348
IFB Ser. 04-24, Class CS, IO, 2.332s, 2034	2,187,838	159,986
IFB Ser. 03-122, Class SA, IO, 2.282s, 2028	3,161,293	162,369
IFB Ser. 03-122, Class SJ, IO, 2.282s, 2028	3,350,005	175,185
IFB Ser. 04-65, Class ST, IO, 2.232s, 2034	2,442,260	131,271
IFB Ser. 04-51, Class S0, IO, 2.232s, 2034	444,550	22,228
IFB Ser. 04-60, Class SW, IO, 2.232s, 2034	4,122,839	282,786
IFB Ser. 05-65, Class KI, IO, 2.182s, 2035	11,185,658	627,951
IFB Ser. 06-20, Class BI, IO, 2.01s, 2036	17,452,000	793,018
IFB Ser. 05-42, Class SA, IO, 1.982s, 2035	3,477,949	181,809
IFB Ser. 05-73, Class SI, IO, 1.932s, 2035	851,804	42,391
IFB Ser. 05-17, Class ES, IO, 1.932s, 2035	1,726,818	109,910
IFB Ser. 05-17, Class SY, IO, 1.932s, 2035	805,862	50,817
IFB Ser. 05-62, Class FS, IO, 1.932s, 2034	2,133,973	113,493
IFB Ser. 06-20, Class PI, IO, 1.93s, 2030	4,870,000	188,282
IFB Ser. 05-82, Class SW, IO, 1.912s, 2035	3,293,614	145,640
IFB Ser. 05-82, Class SY, IO, 1.912s, 2035	4,191,512	185,343
IFB Ser. 05-45, Class EW, IO, 1.902s, 2035	8,011,865	390,397
IFB Ser. 05-45, Class SR, IO, 1.902s, 2035	5,660,552	275,124
IFB Ser. 05-47, Class SW, IO, 1.902s, 2035	4,927,689	213,084
IFB Ser. 05-105, Class S, IO, 1.882s, 2035	1,294,148	63,899
IFB Ser. 05-95, Class CI, IO, 1.882s, 2035	1,901,448	104,153
IFB Ser. 05-84, Class SG, IO, 1.882s, 2035	3,366,033	205,512
IFB Ser. 05-87, Class SG, IO, 1.882s, 2035	4,270,547	214,862
IFB Ser. 05-89, Class S, IO, 1.882s, 2035	6,030,225	263,587
IFB Ser. 05-69, Class AS, IO, 1.882s, 2035	893,621	47,334
IFB Ser. 05-54, Class SA, IO, 1.882s, 2035	3,986,324	175,637
IFB Ser. 05-23, Class SG, IO, 1.882s, 2035	2,677,592	168,186
IFB Ser. 05-29, Class SX, IO, 1.882s, 2035	3,220,751	180,805
IFB Ser. 05-57, Class CI, IO, 1.882s, 2035	2,349,557	128,405
IFB Ser. 05-104, Class NI, IO, 1.882s, 2035	563,647	36,416
IFB Ser. 05-17, Class SA, IO, 1.882s, 2035	2,436,216	144,480
IFB Ser. 05-17, Class SE, IO, 1.882s, 2035	2,611,503	152,678
IFB Ser. 05-57, Class DI, IO, 1.882s, 2035	5,586,119	292,575
IFB Ser. 04-92, Class S, IO, 1.882s, 2034	2,725,670	140,972
IFB Ser. 05-104, Class SI, IO, 1.882s, 2033	4,242,491	245,248
IFB Ser. 05-83, Class QI, IO, 1.872s, 2035	466,886	30,467
IFB Ser. 05-92, Class SC, IO, 1.862s, 2035	4,478,946	244,954
IFB Ser. 05-73, Class SD, IO, 1.862s, 2035	2,128,265	117,803
IFB Ser. 05-83, Class SL, IO, 1.852s, 2035	8,835,523	447,526
IFB Ser. 06-8, Class NS, IO, 1.812s, 2036	5,515,490	302,383
IFB Ser. 05-95, Class OI, IO, 1.772s, 2035	263,987	17,031

IFB Ser. 04-38, Class SI, IO, 1.752s, 2033	3,946,610	150,366
IFB Ser. 04-72, Class SB, IO, 1.682s, 2034	1,806,186	68,861
IFB Ser. 03-112, Class SA, IO, 1.682s, 2028	1,715,081	54,974
IFB Ser. 05-67, Class BS, IO, 1.332s, 2035	2,281,121	89,463
IFB Ser. 05-74, Class SE, IO, 1.282s, 2035	5,803,539	179,963
IFB Ser. 05-82, Class SI, IO, 1.282s, 2035	7,263,699	215,074
IFB Ser. 05-87, Class SE, IO, 1.232s, 2035	17,014,193	563,595
IFB Ser. 05-58, Class IK, IO, 1.182s, 2035	1,762,769	69,065
IFB Ser. 04-54, Class SW, IO, 1.182s, 2033	1,042,592	26,749
Ser. 04-T3, Class PT1, 9.737s, 2044	482,888	513,753
Ser. 03-W6, Class PT1, 9.574s, 2042	280,667	298,275
Ser. 02-T12, Class A4, 9 1/2s, 2042	131,956	139,489
Ser. 02-T4, Class A4, 9 1/2s, 2041	213,794	225,660
Ser. 02-T6, Class A3, 9 1/2s, 2041	268,484	282,499
Ser. 06-20, Class IP, IO, 8s, 2030	540,000	110,828
Ser. 02-26, Class A2, 7 1/2s, 2048	893,453	929,500
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,631,527	1,706,593
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	1,444,075	1,507,058
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	369,055	385,186
Ser. 04-W14, Class 2A, 7 1/2s, 2044	169,258	176,561
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,663,397	1,737,174
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	845,917	883,054
Ser. 04-W2, Class 5A, 7 1/2s, 2044	2,211,343	2,308,962
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,361,132	1,419,672
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	492,653	514,068
Ser. 03-W1, Class 2A, 7 1/2s, 2042	260,818	270,829
Ser. 03-W4, Class 4A, 7 1/2s, 2042	154,993	161,016
Ser. 02-T18, Class A4, 7 1/2s, 2042	359,697	374,538
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	958,841	998,428
Ser. 02-T16, Class A3, 7 1/2s, 2042	1,622,540	1,689,130
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	456,657	475,571
Ser. 02-W6, Class 2A, 7 1/2s, 2042	1,134,311	1,179,185
Ser. 02-T12, Class A3, 7 1/2s, 2042	264,506	274,849
Ser. 02-W4, Class A5, 7 1/2s, 2042	3,438,153	3,575,795
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,289,130	1,335,735
Ser. 02-14, Class A2, 7 1/2s, 2042	540,692	562,038
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,053,846	1,093,674
Ser. 02-T4, Class A3, 7 1/2s, 2041	197,264	204,770
Ser. 02-T6, Class A2, 7 1/2s, 2041	3,082,684	3,195,880
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,013,657	1,051,994
Ser. 01-T8, Class A1, 7 1/2s, 2041	752,451	779,753
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,169,222	2,246,474
Ser. 01-T3, Class A1, 7 1/2s, 2040	169,303	175,454
Ser. 01-T1, Class A1, 7 1/2s, 2040	385,345	399,919
Ser. 99-T2, Class A1, 7 1/2s, 2039	93,844	97,842
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	538,110	559,222
Ser. 02-T1, Class A3, 7 1/2s, 2031	445,293	462,545
Ser. 00-T6, Class A1, 7 1/2s, 2030	852,865	883,238
Ser. 01-T5, Class A3, 7 1/2s, 2030	20,877	21,642
Ser. 02-W7, Class A5, 7 1/2s, 2029	262,441	273,118
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,474,205	2,585,919
Ser. 02-W3, Class A5, 7 1/2s, 2028	730,759	759,608
Ser. 02-26, Class A1, 7s, 2048	675,717	694,380
Ser. 04-T3, Class 1A3, 7s, 2044	637,989	657,798
Ser. 03-W3, Class 1A2, 7s, 2042	323,793	333,222
Ser. 02-T16, Class A2, 7s, 2042	683,610	703,357
Ser. 02-14, Class A1, 7s, 2042	394,611	405,226
Ser. 02-T4, Class A2, 7s, 2041	202,874	208,335
Ser. 01-W3, Class A, 7s, 2041	254,631	261,289
Ser. 05-W4, Class 1A3, 7s, 2035	805,377	831,189
Ser. 04-W1, Class 2A2, 7s, 2033	2,136,258	2,201,949
Ser. 350, Class 2, IO, 5 1/2s, 2034	5,965,190	1,450,003
Ser. 329, Class 2, IO, 5 1/2s, 2033	9,981,130	2,439,135
Ser. 03-W12, Class 2, IO, 2.229s, 2043	3,889,282	191,321
Ser. 03-W10, Class 1, IO, 1.965s, 2043	9,124,881	414,670
Ser. 03-W10, Class 3, IO, 1.929s, 2043	3,742,246	174,703
Ser. 03-W8, Class 12, IO, 1.637s, 2042	16,528,602	623,615
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	421,443	940
Ser. 03-W6, Class 11, IO, 1.286s, 2035	3,013,347	1,808
Ser. 03-W17, Class 12, IO, 1.151s, 2033	4,837,783	142,001
Ser. 03-T2, Class 2, IO, 0.854s, 2042	25,384,878	459,357
Ser. 03-W6, Class 51, IO, 0.682s, 2042	7,095,979	78,056
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	2,299,992	36,228
Ser. 01-T12, Class IO, 0.568s, 2041	13,463,114	155,503
Ser. 03-W2, Class 1, IO, 0.472s, 2042	13,637,331	129,658
Ser. 03-W3, Class 1, IO, 0.438s, 2042	23,924,071	224,823
Ser. 02-T1, Class IO, IO, 0.425s, 2031	10,622,065	96,095
Ser. 03-W6, Class 3, IO, 0.365s, 2042	9,707,330	45,624
Ser. 03-W6, Class 23, IO, 0.351s, 2042	10,411,329	46,851
Ser. 03-W4, Class 3A, IO, 0.305s, 2042	9,790,565	85,777
Ser. 03-W8, Class 11, IO, 0.03s, 2042	5,135,705	560
Ser. 03-W6, Class 21, IO, 0.004s, 2042	3,534,937	1
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	984,756	775,999
Ser. 363, Class 1, PO, zero %, 2035	6,784,813	4,822,977
Ser. 361, Class 1, PO, zero %, 2035	3,357,797	2,568,797
Ser. 05-65, Class KO, PO, zero %, 2035	335,517	268,029
Ser. 04-38, Class AO, PO, zero %, 2034	2,164,379	1,531,637
Ser. 342, Class 1, PO, zero %, 2033	903,734	689,154
Ser. 02-82, Class TO, PO, zero %, 2032	562,395	428,033
Ser. 04-61, Class CO, PO, zero %, 2031	1,253,000	938,575
Ser. 05-38, PO, zero %, 2031	176,000	125,015
Federal Home Loan Mortgage Corp. Structured

Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	139,800	147,743
Ser. T-60, Class 1A3, 7 1/2s, 2044	2,661,626	2,777,104
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,717,775	1,795,438
Ser. T-58, Class 4A, 7 1/2s, 2043	634,770	660,229
Ser. T-57, Class 1A3, 7 1/2s, 2043	1,824,351	1,897,289
Ser. T-51, Class 2A, 7 1/2s, 2042	786,970	816,728
Ser. T-42, Class A5, 7 1/2s, 2042	532,439	553,187
Ser. T-41, Class 3A, 7 1/2s, 2032	1,547,578	1,606,269
Ser. T-60, Class 1A2, 7s, 2044	2,356,950	2,428,861
Ser. T-41, Class 2A, 7s, 2032	99,138	101,718
Ser. T-56, Class A, IO, 0.646s, 2043	6,871,238	76,318
Ser. T-56, Class 3, IO, 0.355s, 2043	7,410,203	76,849
Ser. T-56, Class 1, IO, 0.28s, 2043	9,050,281	63,540
Ser. T-56, Class 2, IO, 0.039s, 2043	8,408,223	22,684
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	2,772,181	2,952,030
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.696s, 2033	14,143,777	933,180
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,305,478
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	395,806
Ser. 97-C1, Class A3, 7.38s, 2029	1,137,930	1,147,764
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,608,203
Freddie Mac
FRB Ser. 3022, Class TC, zero %, 2035	222,251	260,589
FRB Ser. 3003, Class XF, zero %, 2035	1,216,416	1,291,299
FRB Ser. 2986, Class XT, zero %, 2035	130,777	144,141
FRB Ser. 2958, Class FL, zero %, 2035	557,020	538,258
FRB Ser. 3046, Class WF, zero %, 2035	315,414	311,925
FRB Ser. 3054, Class XF, zero %, 2034	131,638	136,656
IFB Ser. 2963, Class SV, 9.605s, 2034	373,000	382,281
IFB Ser. 2763, Class SC, 9.605s, 2032	1,970,586	2,020,170
IFB Ser. 2990, Class LB, 9.048s, 2034	1,292,514	1,158,541
IFB Ser. 3114, Class GK, 7.405s, 2036	464,099	450,986
IFB Ser. 3081, Class DC, 7.791s, 2035	701,961	679,231
IFB Ser. 2976, Class LC, 7.008s, 2035	516,881	499,851
IFB Ser. 2976, Class KL, 6.971s, 2035	1,218,578	1,178,956
IFB Ser. 2990, Class DP, 6.861s, 2034	1,069,956	1,031,923
IFB Ser. 2979, Class AS, 6.861s, 2034	315,769	304,816
IFB Ser. 2996, Class SA, 6.741s, 2035	618,161	573,345
IFB Ser. 3072, Class SA, 6.715s, 2035	274,360	253,612
IFB Ser. 3072, Class SM, 6.385s, 2035	437,336	398,283
IFB Ser. 3072, Class SB, 6.238s, 2035	412,656	373,566
IFB Ser. 3065, Class DC, 5.614s, 2035	1,073,855	970,001
IFB Ser. 3050, Class SA, 5.003s, 2034	753,588	669,689
IFB Ser. 2990, Class WP, 4.776s, 2035	845,957	788,592
IFB Ser. 2927, Class SI, IO, 3.751s, 2035	2,053,840	221,856
IFB Ser. 2538, Class SH, IO, 2.801s, 2032	305,623	19,641
IFB Ser. 2828, Class GI, IO, 2.751s, 2034	2,250,192	209,782
IFB Ser. 2802, Class SM, IO, 2.601s, 2032	666,576	42,794
IFB Ser. 2869, Class SH, IO, 2.551s, 2034	1,179,826	68,537
IFB Ser. 2869, Class JS, IO, 2.501s, 2034	5,621,084	335,239
IFB Ser. 2882, Class SL, IO, 2.451s, 2034	1,180,104	83,220
IFB Ser. 2682, Class TQ, IO, 2.301s, 2033	944,297	49,871
IFB Ser. 2815, Class PT, IO, 2.301s, 2032	2,192,143	144,063
IFB Ser. 2828, Class TI, IO, 2.301s, 2030	1,059,152	68,514
IFB Ser. 3033, Class SF, IO, 2.051s, 2035	1,577,945	65,583
IFB Ser. 3028, Class ES, IO, 2.001s, 2035	5,109,803	348,102
IFB Ser. 2922, Class SE, IO, 2.001s, 2035	3,142,053	142,366
IFB Ser. 3045, Class DI, IO, 1.981s, 2035	15,563,314	711,247
IFB Ser. 2981, Class AS, IO, 1.971s, 2035	2,811,717	120,370
IFB Ser. 2981, Class BS, IO, 1.971s, 2035	1,460,523	64,351
IFB Ser. 3118, Class SD, IO, 1.951s, 2036	5,355,115	232,613
IFB Ser. 3054, Class CS, IO, 1.951s, 2035	1,203,700	55,671
IFB Ser. 3107, Class DC, IO, 1.951s, 2035	5,234,436	381,950
IFB Ser. 3066, Class SI, IO, 1.951s, 2035	3,456,371	230,634
IFB Ser. 2924, Class SA, IO, 1.951s, 2035	4,483,204	190,536
IFB Ser. 2927, Class ES, IO, 1.951s, 2035	1,660,906	78,840
IFB Ser. 2950, Class SM, IO, 1.951s, 2016	2,291,452	136,055
IFB Ser. 3031, Class BI, IO, 1.941s, 2035	1,005,003	63,719
IFB Ser. 3067, Class SI, IO, 1.901s, 2035	3,996,647	274,412
IFB Ser. 2986, Class WS, IO, 1.901s, 2035	1,300,004	43,412
IFB Ser. 2962, Class BS, IO, 1.901s, 2035	6,647,468	340,649
IFB Ser. 3114, Class TS, IO, 1.901s, 2030	8,020,795	331,304
IFB Ser. 3114, Class BI, IO, 1.901s, 2030	3,160,580	121,874
IFB Ser. 2990, Class LI, IO, 1.881s, 2034	1,933,119	110,996
IFB Ser. 3065, Class DI, IO, 1.871s, 2035	781,182	46,308
IFB Ser. 3114, Class GI, IO, 1.851s, 2036	1,154,556	71,957
IFB Ser. 3081, Class DI, IO, 1.731s, 2035	1,005,301	56,229
IFB Ser. 2988, Class AS, IO, 1.451s, 2035	639,356	21,985
IFB Ser. 3016, Class SP, IO, 1.361s, 2035	1,033,943	31,504
IFB Ser. 3016, Class SQ, IO, 1.361s, 2035	2,449,267	75,780
IFB Ser. 2937, Class SY, IO, 1.351s, 2035	1,027,194	27,477
IFB Ser. 2957, Class SW, IO, 1.251s, 2035	5,693,974	165,481
IFB Ser. 2815, Class S, IO, 1.251s, 2032	2,442,040	70,175
Ser. 3114, Class BL, IO, 7 1/2s, 2030	210,705	40,188
Ser. 236, PO, zero %, 2036	3,964,000	2,976,814
Ser. 3045, Class DO, PO, zero %, 2035	1,190,138	903,278
Ser. 231, PO, zero %, 2035	44,431,461	32,082,862
Ser. 228, PO, zero %, 2035	12,696,752	9,600,411

GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	2,713,000	2,585,522
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.049s, 2043	36,321,384	304,239
Ser. 05-C3, Class XC, IO, 0.039s, 2045	94,836,000	493,147
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 6.999s, 2014	738,172	738,864
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.806s, 2036	162,000	173,996
Ser. 04-C2, Class A4, 5.301s, 2038	763,000	747,328
Ser. 03-C2, Class A2, 5.289s, 2040	2,566,000	2,544,548
Ser. 97-C1, Class X, IO, 1.459s, 2029	8,206,234	277,626
Ser. 05-C1, Class X1, IO, 0.094s, 2043	42,309,000	758,600
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	679,681
Ser. 06-C1, Class XC, IO, 0.039s, 2045	67,653,126	451,923
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 6.268s, 2034	1,380,079	1,339,982
IFB Ser. 05-66, Class SP, 4.997s, 2035	637,985	567,716
IFB Ser. 04-86, Class SW, IO, 1.974s, 2034	2,878,892	140,199
IFB Ser. 06-10, Class SM, IO, 1.62s, 2036	5,961,000	236,577
IFB Ser. 05-65, Class SI, IO, 1.574s, 2035	2,694,712	107,041
IFB Ser. 06-14, Class S, IO, 1.56s, 2036	2,555,000	89,824
IFB Ser. 05-68, Class SI, IO, 1.524s, 2035	8,733,404	385,069
IFB Ser. 05-51, Class SJ, IO, 1.424s, 2035	2,621,677	98,313
IFB Ser. 05-68, Class S, IO, 1.424s, 2035	5,182,614	206,534
IFB Ser. 05-28, Class SA, IO, 1.424s, 2035	6,757,335	202,641
Ser. 98-2, Class EA, PO, zero %, 2028	374,084	296,228
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.037s, 2037	76,526,589	332,125
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	1,775,000	1,752,955
Ser. 05-GG4, Class A4B, 4.732s, 2039	2,400,000	2,247,331
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.999s, 2015	272,000	272,340
Ser. 98-C1, Class F, 6s, 2030	528,000	527,314
Ser. 05-GG4, Class XC, IO, 0.108s, 2039	43,619,605	844,476
Ser. 04-C1, Class X1, IO, 0.086s, 2028	14,813,835	162,508
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	46,052,000	186,050
JPMorgan Commercial Mortgage Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	377,000	406,029
JPMorgan Commercial Mortgage Finance Corp. 144A Ser.
00-C9, Class G, 6 1/4s, 2032	473,000	478,801
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	3,560,000	3,528,850
Ser. 05-CB11, Class A4, 5.335s, 2037	2,776,000	2,810,700
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 0.914s, 2019	2,915,716	9,632
Ser. 05-CB12, Class X1, IO, 0.058s, 2037	22,842,971	243,599
Ser. 05-LDP2, Class X1, IO, 0.047s, 2042	63,102,492	988,441
Ser. 06-LDP6, Class X1, IO, 0.041s, 2043	44,753,000	260,476
Ser. 05-LDP4, Class X1, IO, 0.041s, 2042	45,876,945	424,720
Ser. 06-CB14, Class X1, IO, 0.04s, 2044	18,438,000	86,428
Ser. 05-LDP3, Class X1, IO, 0.037s, 2042	56,206,042	421,545
Ser. 05-LDP1, Class X1, IO, 0.033s, 2046	15,633,637	145,955
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	144,232,922	676,092
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	316,018
Ser. 99-C1, Class G, 6.41s, 2031	337,198	311,903
Ser. 98-C4, Class G, 5.6s, 2035	260,000	253,902
Ser. 98-C4, Class H, 5.6s, 2035	441,000	416,555
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	3,000,000	2,919,091
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	707,605
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	27,308,780	592,190
Ser. 05-C2, Class XCL, IO, 0.099s, 2040	77,541,179	832,960
Ser. 05-C5, Class XCL, IO, 0.084s, 2020	28,774,996	411,428
Ser. 05-C7, Class XCL, IO, 0.074s, 2040	34,876,370	333,802
Ser. 06-C1, Class XCL, IO, 0.062s, 2041	43,325,331	492,284
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 8.49s, 2014	757,000	755,609
FRB Ser. 04-LLFA, Class H, 5.699s, 2017	377,000	378,433
FRB Ser. 05-LLFA, 5.549s, 2018	173,000	173,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class A3, 6.96s, 2028	7,437	7,446
Ser. 98-C3, Class E, 6.525s, 2030	283,000	300,617
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.05s, 2043	28,894,411	382,625
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.108s, 2044	15,724,536	161,491
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.14s, 2039	26,352,000	159,553
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.444s, 2037	1,426,273	551,344
Ser. 05-C3, Class X, IO, 5.538s, 2044	1,200,110	405,037
Ser. 04-C2, Class X, IO, 5.182s, 2040	1,120,744	397,164
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.546s, 2043	5,473,000	384,604
Ser. 05-HQ6, Class X1, IO, 0.046s, 2042	31,403,915	314,039
Morgan Stanley Capital I

Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,633,943
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	843,201
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	262,572
Ser. 04-RR, Class F5, 6s, 2039	790,000	666,199
Ser. 04-RR, Class F6, 6s, 2039	820,000	663,093
Ser. 05-HQ5, Class X1, IO, 0.037s, 2042	21,411,280	173,967
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	248,048	252,140
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.25s, 2030	470,000	483,729
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.280s,
2042 (United Kingdom)	1,147,000	1,146,698
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,753,504
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	191,722
Ser. 00-C2, Class J, 6.22s, 2033	439,000	443,359
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.31s, 2034 (Ireland)	1,175,000	1,175,734
Ser. 04-1A, Class E, 6.06s, 2034 (Ireland)	463,000	463,278
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	802,144	787,111
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	1,702,603	12,836
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	212,883
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	289,602
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	187,833
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	128,748
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	5,131,000	5,062,347
Ser. 05-C17, Class A4, 5.083s, 2042	2,878,000	2,776,637
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,244,701
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.049s, 2018	313,000	311,660
Ser. 03-C3, Class IOI, IO, 0.356s, 2035	7,475,185	235,830
Ser. 06-C23, Class XC, IO, 0.052s, 2045	39,342,000	241,953
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	73,000	69,344
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.21s, 2031 (Cayman Islands)	572,000	592,783

		$304,407,687
Total collateralized mortgage obligations (cost $317,396,043)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 15, 2031 to
October 15, 2031	$127,329	$134,516

U.S. Government Agency Mortgage Obligations (35.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
December 1, 2029	360,012	377,871
5 1/2s, June 1, 2035	793,834	775,818
5 1/2s, May 1, 2016	655,476	652,583
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	128,292	138,505
8s, with due dates from March 1, 2033 to July 1, 2033	52,548	55,623
7 1/2s, with due dates from June 1, 2032 to
July 1, 2033	436,199	455,795
7s, with due dates from April 1, 2032 to April 1, 2033	1,607,516	1,656,921
7s, with due dates from February 1, 2007 to
December 1, 2014	321,982	328,734
6 1/2s, with due dates from September 1, 2034 to
October 1, 2034	1,211,593	1,236,866
6s, with due dates from November 1, 2034 to May 1, 2035	431,577	432,089
6s, with due dates from April 1, 2009 to
October 1, 2017	244,293	247,527
5 1/2s, with due dates from February 1, 2021 to
February 1, 2036	2,205,793	2,192,783
5 1/2s, with due dates from March 1, 2009 to
January 1, 2021	15,513,901	15,432,497
5 1/2s, TBA, May 1, 2036	49,600,000	48,360,000
5 1/2s, TBA, April 1, 2036	78,700,000	76,806,281
5 1/2s, TBA, April 1, 2021	190,000	188,798
5s, with due dates from March 1, 2035 to
October 1, 2035	191,907	182,703
5s, with due dates from May 1, 2018 to January 1, 2020	778,088	758,937
5s, TBA, May 1, 2036	72,200,000	68,674,611
5s, TBA, April 1, 2036	48,500,000	46,165,938
4 1/2s, with due dates from April 1, 2020 to
November 1, 2020	3,921,872	3,748,757
4 1/2s, TBA, May 1, 2036	11,800,000	10,876,742
4 1/2s, TBA, April 1, 2036	900,000	829,969
		280,576,348

		$280,710,864
Total U.S. government and agency mortgage obligations (cost $283,591,887)

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$715,000	$686,735
3 1/4s, August 15, 2008	1,335,000	1,288,379

		$1,975,114
Total U.S. treasury obligations (cost $2,077,218)

ASSET-BACKED SECURITIES (19.0%)(a)
	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.158s, 2034	$523,521	$524,058
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	480,726	471,244
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 5.826s, 2013	373,000	378,099
Advanta Mortgage Loan Trust Ser. 00-1, Class A4,
8.61s, 2028	101,960	101,960
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	16,068	16,015
Ser. 04-5N, Class Note, 5s, 2034	81,165	80,658
Ser. 04-6N, Class Note, 4 3/4s, 2035	125,724	124,781
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.228s, 2029	1,733,717	1,741,258
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.249s, 2012	2,875,527	2,875,976
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	797,574	782,991
FRB Ser. 04-3, Class 3A, 3.71s, 2034	862,683	848,157
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	326,973	325,927
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	8,993	8,975
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	76,794	76,794
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.318s, 2036	388,000	324,288
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	625,367
Ser. 04-1A, Class E, 6.42s, 2039	495,418	484,653
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s,
2034 (Cayman Islands)	22,086	21,948
Asset Backed Funding Corp. NIM Trust 144A
FRB Ser. 05-OPT1, Class B1, 7.318s, 2035	176,000	130,412
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	41,407	41,299
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	20,962	20,931
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE1, Class A3, 5.149s, 2034	1,353	1,353
FRB Ser. 04-HE9, Class A2, 5.188s, 2034	239,181	239,548
FRB Ser. 05-HE1, Class A3, 5.108s, 2035	316,443	316,769
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.309s, 2036	105,000	83,756
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.476s, 2033	468,529	469,224
Banc of America Funding Corp. 144A Ser. 04-NIM1,
Class Note, 6s, 2034	1,932	1,932
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.553s, 2034	6,291,843	20,645
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,097,000	94,715
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.779s, 2011	470,000	478,868
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	169,746
Bayview Financial Acquisition Trust
FRB Ser. 03-F, Class A, 5.321s, 2043	975,659	977,402
FRB Ser. 03-G, Class A1, 5.421s, 2039	2,147,000	2,149,576
FRB Ser. 04-D, Class A, 5.211s, 2044	1,247,856	1,248,942
Ser. 04-B, Class A1, 5.118s, 2039	2,465,539	2,465,529
Ser. 04-D, Class A, IO, 3.938s, 2007	6,279,869	201,421
Ser. 05-B, Class A, IO, 3.487s, 2039	5,441,842	186,296
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A, 5.518s, 2038	669,575	673,525
FRB Ser. 03-SSRA, Class M, 6.168s, 2038	675,048	682,406
FRB Ser. 04-SSRA, Class A1, 5.418s, 2039	570,982	573,437
Ser. 03-X, Class A, IO, 0.61s, 2006	4,205,928	14,458
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.627s, 2034	1,378,159	1,362,014
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2, 4.995s, 2035	945,596	939,254
Ser. 04-9, Class 1A1, 4.971s, 2034	339,030	337,180
Ser. 05-2, Class 2A2A, 4.826s, 2035	534,237	530,171
Ser. 05-5, Class 21A1, 4.685s, 2035	1,775,882	1,754,636
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	45,288	45,196
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	48,501	48,168
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	128,000	126,880
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	54,820	54,743
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	39,892	39,836

Ser. 04-HE8N, Class A1, 5s, 2034	23,072	23,018
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 5.408s, 2043	943,000	945,210
FRB Ser. 05-3, Class A1, 5.268s, 2035	595,720	595,720
FRB Ser. 06-EC1, Class M9, 6.818s, 2035	301,000	243,622
FRB Ser. 06-PC1, Class M9, 6.568s, 2035	178,000	143,068
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	698,000	706,097
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	566,904
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 7.499s, 2010	278,000	287,296
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	145,886	142,916
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.099s, 2011 (Cayman Islands)	42,514	43,608
FRB Ser. 04-AA, Class B4, 10.249s, 2011 (Cayman
Islands)	261,816	275,168
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.040s, 2008	1,505,000	1,599,063
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006	2,767,200	14,878
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.829s, 2010	860,000	874,019
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	132,036	131,953
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	10,636	10,619
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	187,000	185,322
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	75,000	68,302
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 5.68s, 2010	470,000	476,922
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.318s, 2035	86,000	76,194
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,606,436
Ser. 00-5, Class A4, 7.47s, 2032	460,749	461,956
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,360,490
Ser. 01-1, Class A4, 6.21s, 2032	1,283,766	1,286,910
Ser. 01-1, Class A5, 6.99s, 2032	3,013,000	2,741,837
Ser. 01-3, Class A4, 6.91s, 2033	2,596,000	2,455,432
Ser. 01-4, Class A4, 7.36s, 2033	2,675,000	2,600,108
Ser. 01-4, Class B1, 9.4s, 2033	278,422	22,970
Ser. 02-1, Class A, 6.681s, 2033	3,524,965	3,554,830
Ser. 02-1, Class M2, 9.546s, 2033	1,135,000	624,250
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,898,250	682,491
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.935s, 2007	1,226,000	1,244,390
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.922s, 2034	309,136	306,817
Ser. 05-24, Class 1AX, IO, 1.244s, 2035	10,248,013	269,010
Ser. 05-24, Class IIAX, IO, 1.774s, 2035	8,972,854	336,482
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	36,788	36,648
Ser. 04-14N, 5s, 2036	119,217	118,031
Ser. 04-6N, Class N1, 6 1/4s, 2035	275,117	273,192
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	54,869	54,155
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035	9,735,572	211,445
Ser. 05-9, Class 1X, IO, 1.519s, 2035	8,937,979	215,405
Ser. 06-0A5, Class X, IO, zero %, 2046	5,949,000	297,450
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s,
2035	658,832	690,950
Countrywide Partnership Trust 144A Ser. 04-EC1N,
Class N, 5s, 2035	40,259	40,048
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	716,000	705,876
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	240,326	237,923
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.358s, 2035	286,000	286,623
Finance America NIM Trust 144A Ser. 04-1, Class A, 5
1/4s, 2034	59,317	30,845
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.73s, 2039	1,389,429	1,385,521
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	35,603	35,514
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	42,667	42,571
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.829s, 2035	1,049,578	1,037,254
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	257,050	257,210
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	480,000	465,150
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	137,666	136,644
Ser. 04-3, Class B, 7 1/2s, 2034	98,712	90,891
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	85,902	85,583
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	25,841	25,625
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	418,000	416,074
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.229s, 2010	836,610	837,670
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.118s, 2019	513,000	512,995

Ser. 04-1A, Class B, 5.668s, 2018	135,544	135,463
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	814,000	804,365
GEBL 144A
Ser. 04-2, Class C, 5.599s, 2032	251,001	250,955
Ser. 04-2, Class D, 7.499s, 2032	335,577	329,077
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	2,758,000	134,453
Goldentree Loan Opportunities II, Ltd. 144A FRB Ser.
2A, Class 4, 7.93s, 2015 (Cayman Islands)	230,000	231,495
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.001s, 2041 (United Kingdom)	1,196,000	1,208,708
FRB Ser. 02-1, Class 1C, 5.901s, 2042 (United Kingdom)	580,000	583,689
FRB Ser. 02-2, Class 1C, 5.851s, 2043 (United Kingdom)	290,000	292,894
FRB Ser. 04-1, Class 1C, 5.83s, 2044 (United Kingdom)	719,000	719,899
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	314,496	326,054
Ser. 97-6, Class A8, 7.07s, 2029	178,182	180,140
Ser. 97-6, Class A9, 7.55s, 2029	361,299	372,160
Ser. 97-7, Class A8, 6.86s, 2029	235,841	240,853
Ser. 99-3, Class A5, 6.16s, 2031	77,362	77,846
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	502,926
Ser. 99-5, Class A5, 7.86s, 2030	6,610,000	5,757,274
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	1,734,833	1,604,436
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.985s, 2045	6,345,410	170,533
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	579,392	574,977
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	133,250	133,223
Ser. 04-NIM1, Class N2, zero %, 2034	681,000	501,557
Ser. 04-NIM2, Class N, 4 7/8s, 2034	377,809	376,184
Ser. 05-NC1, Class N, 5s, 2035	158,369	158,021
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	581,742	605,745
Ser. 05-RP3, Class 1A3, 8s, 2035	682,056	717,884
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	217,436	231,063
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	713,644	743,017
Ser. 05-RP2, Class 1A3, 8s, 2035	604,718	636,599
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class D, 6.348s, 2030 (Cayman Islands)	797,000	794,776
FRB Ser. 05-2A, Class D, 6.368s, 2030 (Cayman Islands)	400,000	400,120
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	464,218	448,416
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.215s, 2036 (Cayman Islands)	1,387,953	1,330,006
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)	380,000	380,793
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)	332,000	332,764
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	12,783	12,687
Ser. 04-4N, Class A, 5s, 2034	95,097	93,908
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	188,000	183,232
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.559s, 2037 (Cayman
Islands)	2,075,000	2,087,575
FRB Ser. 03-1A, Class EFL, 7.80s, 2036 (Cayman Islands)	1,280,000	1,363,456
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	50,639	50,559
Ser. 05-1, Class N1, 4.115s, 2035	282,827	281,936
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	6,249,228	174,041
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	3,124,619	87,021
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.318s, 2036	411,000	327,382
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.068s, 2032	1,626,445	813,223
Ser. 02-A IO, 0.3s, 2032	68,015,052	722,660
Marriott Vacation Club Owner Trust 144A
FRB Ser. 02-1A, Class A1, 5.476s, 2024	769,358	776,104
Ser. 04-2A, Class C, 4.741s, 2026	63,157	60,537
Ser. 04-2A, Class D, 5.389s, 2026	63,731	61,282
Ser. 05-2, Class D, 6.205s, 2027	67,879	67,264
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,346,466	30,295
Ser. 04-7, Class 2A1, 4.664s, 2034	382,187	378,442
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	3,710,370	11,131
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	146,937	147,790
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	27,480	27,425
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	787,811	817,354
Ser. 05-2, Class 1A3, 7 1/2s, 2035	459,337	476,562
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 5.929s, 2010	860,000	876,828
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.441s, 2027	2,389,684	2,294,097
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N,
Class N1, 8s, 2034	3,909	3,861
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	11,926	11,806

Ser. 04-HE1N, Class N1, 5s, 2006	12,365	12,261
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	87,237	85,710
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	27,956	27,711
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	11,343	11,282
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	18,470	18,326
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	28,845	28,412
Ser. 05-WM1N, Class N1, 5s, 2035	198,704	196,220
Metris Master Trust FRB Ser. 04-2, Class C, 6.126s,
2010	467,000	469,144
Metris Master Trust 144A
FRB Ser. 01-2, Class C, 6.676s, 2009	928,000	929,742
FRB Ser. 04-2, Class D, 8.026s, 2010	500,000	505,000
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	256,260	250,119
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	978,453	974,735
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.108s, 2035	582,235	582,401
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D,
3.82s, 2012	12,424	12,410
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	337,108	335,033
Ser. 04-HB2, Class E, 5s, 2012	226,000	221,194
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.493s, 2031	104,675	104,675
FRB Ser. 01-NC4, Class B1, 7.318s, 2032	132,959	133,086
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.433s, 2035	3,116,474	3,096,267
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.239s, 2015 (Cayman Islands)	520,000	520,520
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	204,255	198,000
Ser. 05-A, Class C, 4.84s, 2014	249,873	245,567
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	736,000	703,732
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.009s, 2038 (Cayman Islands)	299,000	300,271
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.895s, 2035	275,464	290,098
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 11.313s, 2034	266,836	281,512
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	810,374	656,669
Ser. 02-C, Class A1, 5.41s, 2032	2,179,826	1,851,956
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	243,718	216,613
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.04s, 2018 (Ireland)	273,000	280,849
FRB Ser. 05-A, Class D, 6.24s, 2012 (Ireland)	300,000	299,910
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.318s, 2035	93,000	80,856
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	189,000	183,684
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	10,654	10,668
Ser. 04-WHQ2, Class A, 4s, 2035	59,577	58,981
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.318s, 2034	179,000	162,701
FRB Ser. 05-WCW2, Class M11, 7.318s, 2035	775,000	575,438
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	99,118	98,709
Ser. 04-2, Class B, 5s, 2034	140,000	136,061
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.03s,
2042 (United Kingdom)	580,000	587,631
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	415,000	403,198
FRB Ser. 04-AA, Class D, 6.599s, 2011	535,000	542,715
FRB Ser. 04-BA, Class D, 6.149s, 2010	920,000	922,732
FRB Ser. 04-EA, Class D, 5.679s, 2011	267,000	270,054
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	113,690	113,690
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.97s, 2034	313,662	311,725
Residential Asset Mortgage Products, Inc. Ser. 04-RZ2,
Class A, IO, 3 1/2s, 2006	1,104,133	5,773
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.331s, 2035	371,000	324,558
Ser. 04-N10B, Class A1, 5s, 2034	184,288	183,482
Ser. 04-NT, Class Note, 5s, 2034	184,677	177,290
Ser. 04-NT12, Class Note, 4.7s, 2035	64,699	64,397
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.078s, 2033	1,127,381	1,127,029
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	7,356	6,476
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	5,307	4,450
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	6,186	4,560
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	14,648	11,975
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	23,339	6,535
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	27,241	3,814
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	67,781	27,983
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	330,113	328,262
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	375,626	372,545
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	4,971	4,967
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	160,000	130,884
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	27,547	27,496
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	40,102	40,024

Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	242,571	241,199
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	49,520	49,255
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	7,271	7,260
Ser. 05-1A, Class A, 4 1/4s, 2035	370,328	366,743
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	54,092	53,667
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	386,860	383,862
Ser. 05-WF1A, Class A, 4 3/4s, 2035	77,844	77,189
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HE1N, Class N, 6.9s, 2033	8,958	8,958
Ser. 04-4N, Class Note, 6.65s, 2034	12,055	12,055
Ser. 04-HE1N, Class Note, 4.94s, 2034	64,170	22,459
Ser. 04-HE2N, Class NA, 5.43s, 2034	24,453	24,086
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	254,830	252,282
Ser. 04-HS1N, Class Note, 5.92s, 2034	26,113	26,113
Ser. 04-RM2N, Class NA, 4s, 2035	139,805	138,407
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.318s, 2035	202,000	155,540
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.92s,
2038 (Cayman Islands)	235,000	236,175
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.912s, 2034	642,434	640,964
Ser. 04-12, Class 1A2, 4.963s, 2034	863,975	862,213
Ser. 04-20, Class 1A2, 5.066s, 2035	2,114,764	2,106,091
Ser. 04-6, Class 1A, 4.369s, 2034	2,728,296	2,695,557
Ser. 04-8, Class 1A3, 4.688s, 2034	51,040	50,509
Ser. 05-1, Class 1A1, 5.136s, 2035	3,096,306	3,084,906
Ser. 05-9, Class AX, IO, 0.954s, 2035	18,721,632	557,905
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 4.931s, 2034	819,998	820,080
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.318s, 2035	420,000	336,187
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015	2,165,383	2,164,707
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 6.550s, 2034	1,295,798	1,144,763
IFB Ser. 05-6, Class 5A8, 4.264s, 2035	1,820,012	1,451,843
Ser. 03-40A, Class 1A, 4.889s, 2034	402,670	404,181
Ser. 04-8, Class 1A1, 4.688s, 2034	510,401	505,909
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 5.681s, 2032	48,234	48,234
FRB Ser. 03-NP3, Class A1, 5.818s, 2033	13,327	13,328
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.238s, 2035	707,762	708,619
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	718,000	708,517
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	67,115	66,984
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	378,000	378,147
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	260,830
Ser. 05-AR12, Class 2A5, 4.32s, 2035	8,480,000	8,129,758
Ser. 05-AR9, Class 1A2, 4.352s, 2035	815,756	793,842
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	109,291	107,634
Ser. 04-3, Class D, 4.07s, 2012	242,535	238,465
Ser. 04-4, Class D, 3.58s, 2012	113,236	111,175
Ser. 05-1, Class D, 4 1/4s, 2012	192,273	189,180
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.523s, 2044 (United Kingdom)	697,000	696,826
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	73,263	72,898
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	68,126	68,095
Ser. 04-1, Class D, 5.6s, 2011	379,425	376,264

		$150,312,470
Total asset-backed securities (cost $155,961,849)

CORPORATE BONDS AND NOTES (11.6%)(a)
	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$695,000	$658,507
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	270,400
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	530,000	513,060
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	183,996
Newmont Mining Corp. notes 5 7/8s, 2035	275,000	257,095
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	225,000	245,677
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	265,000	249,323
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	50,000	48,071
Weyerhaeuser Co. debs. 7.95s, 2025	485,000	537,285
Weyerhaeuser Co. debs. 7 3/8s, 2032	390,000	416,449
Weyerhaeuser Co. notes 6 3/4s, 2012	25,000	26,025
		3,405,888

Capital Goods (0.2%)
Bunge Ltd. Finance Corp. notes 5.35s, 2014	380,000	364,623
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	335,000	319,088
L-3 Communications Corp. sr. sub. notes Class B, 6

3/8s, 2015	240,000	236,400
Lockheed Martin Corp. bonds 8 1/2s, 2029	485,000	629,695
Raytheon Co. debs. 6 3/4s, 2018	35,000	37,684
Sealed Air Corp. 144A notes 5 5/8s, 2013	435,000	422,780
		2,010,270

Communication Services (1.3%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	330,525
AT&T Corp. sr. notes 9 3/4s, 2031	270,000	322,397
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	965,000	1,222,219
Citizens Communications Co. sr. notes 6 1/4s, 2013	305,000	296,613
Deutsche Telekom International Finance BV company
guaranty 5 1/4s, 2013 (Germany)	790,000	758,387
France Telecom notes 8 1/2s, 2031 (France)	85,000	106,175
France Telecom notes 7 3/4s, 2011 (France)	570,000	622,503
Southwestern Bell Telephone debs. 7s, 2027	425,000	419,351
Sprint Capital Corp. company guaranty 7 5/8s, 2011	665,000	719,195
Sprint Capital Corp. company guaranty 6.9s, 2019	520,000	555,523
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,060,000	1,093,638
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)	55,000	51,827
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	550,000	521,128
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	560,000	527,744
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	425,000	396,313
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	277,933
Verizon Global Funding Corp. notes 7 3/4s, 2030	65,000	71,809
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	989,821
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	43,414
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	850,000	775,201
Vodafone Group PLC notes 5 3/4s, 2016 (United Kingdom)	485,000	475,179
		10,576,895

Conglomerates (0.1%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)	440,000	457,634

Consumer Cyclicals (1.4%)
Cendant Corp. notes 6 1/4s, 2010	735,000	754,018
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	262,150
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	271,463
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	1,575,000	1,644,574
DaimlerChrysler NA Holding Corp. company guaranty 6
1/2s, 2013	410,000	416,367
Ford Motor Credit Corp. FRN 7.68s, 2007	420,000	413,817
Ford Motor Credit Corp. notes 7 3/4s, 2007	145,000	142,790
Ford Motor Credit Corp. notes 7 3/8s, 2009	1,175,000	1,104,656
Ford Motor Credit Corp. notes 6 3/8s, 2008	425,000	396,695
Ford Motor Credit Corp. notes 5 5/8s, 2008	762,000	696,845
General Motors Acceptance Corp. FRN 5.55s, 2007	720,000	699,149
General Motors Acceptance Corp. FRN Ser. MTN, 5.645s,
2006	412,000	410,823
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007	760,000	744,480
General Motors Acceptance Corp. FRN Ser. MTN, 5 1/2s,
2007	475,000	467,470
GTECH Holdings Corp. notes 4 3/4s, 2010	275,000	267,470
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	285,000	269,867
Hilton Hotels Corp. notes 8 1/4s, 2011	605,000	654,486
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	360,000	349,123
May Department Stores Co. (The) notes 5 3/4s, 2014	145,000	144,232
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	270,723
Park Place Entertainment Corp. sr. notes 7s, 2013	480,000	499,946
		10,881,144

Consumer Staples (1.1%)
Chancellor Media Corp. company guaranty 8s, 2008	135,000	141,715
Comcast Corp. company guaranty 4.95s, 2016	15,000	13,669
Cox Communications, Inc. notes 7 3/4s, 2010	145,000	155,066
Cox Communications, Inc. notes 6 3/4s, 2011	390,000	399,995
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	525,966
CVS Corp. 144A pass-through certificates 6.117s, 2013	493,862	499,393
Delhaize America, Inc. company guaranty 8 1/8s, 2011	645,000	696,303
Fortune Brands, Inc. notes 5 3/8s, 2016	500,000	479,938
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	1,475,000	1,532,730
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,820
News America Holdings, Inc. debs. 7 3/4s, 2045	345,000	372,094
News America, Inc. debs. 7 1/4s, 2018	215,000	232,176
News America, Inc. 144A notes 6.4s, 2035	550,000	525,874
TCI Communications, Inc. debs. 8 3/4s, 2015	580,000	678,655
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	581,763
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	320,000	361,802
Time Warner, Inc. debs. 9.15s, 2023	325,000	390,772
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,024,646

		8,633,377

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	500,000	582,221
Buckeye Partners LP notes 5.3s, 2014	250,000	240,865
Enbridge Energy Partners LP sr. notes 5.35s, 2014	245,000	233,799
Forest Oil Corp. sr. notes 8s, 2011	250,000	268,750
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	435,000	427,215
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	281,400
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	135,000	142,455
Sunoco, Inc. notes 4 7/8s, 2014	260,000	244,828
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	305,000	350,662
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	191,212
		2,963,407

Financial (4.2%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	505,000	516,129
archstone-Smith Trust 5 3/4s, 2016 (R)	320,000	317,545
Bank of New York Co., Inc. (The) sr. sub. notes FRN
3.4s, 2013	210,000	202,057
Bank One Corp. sub. debs. 7 5/8s, 2026	570,000	665,053
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	97,929
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	430,398
Block Financial Corp. notes 5 1/8s, 2014	335,000	307,575
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.549s, 2012 (Cayman Islands)	905,000	911,708
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	220,000	218,458
Capital One Bank notes 6 1/2s, 2013	270,000	280,956
CIT Group, Inc. sr. notes 7 3/4s, 2012	210,000	231,716
CIT Group, Inc. sr. notes 5s, 2015	160,000	151,159
CIT Group, Inc. sr. notes 5s, 2014	1,435,000	1,361,980
Citigroup, Inc. sub. notes 5s, 2014	171,000	163,664
Colonial Properties Trust notes 6 1/4s, 2014 (R)	295,000	298,341
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	495,000	567,455
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	477,198
Developers Diversified Realty Corp. unsecd. notes 5
3/8s, 2012 (R)	160,000	155,747
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	355,000	336,566
ERP Operating LP notes 6.584s, 2015	245,000	257,604
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	805,000	855,214
Fleet Capital Trust V bank guaranty FRN 5.93s, 2028	470,000	468,775
Franchise Finance Corp. of America sr. notes 8 3/4s,
2010 (R)	840,000	950,403
Fund American Cos. Inc. notes 5 7/8s, 2013	650,000	638,925
Greenpoint Capital Trust I company guaranty 9.1s, 2027	265,000	285,888
Heritage Property Investment Trust company guaranty 5
1/8s, 2014 (R)	325,000	304,649
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	338,113
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	214,917
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	246,902
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,373,588
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	135,000	131,020
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	780,000	747,526
International Lease Finance Corp. notes 4 3/4s, 2012	1,075,000	1,026,013
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	705,000	689,608
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	130,000	124,956
JPMorgan Chase Capital XV notes 5 7/8s, 2035	515,000	481,345
Lehman Brothers E-Capital Trust I 144A FRN 5.55s, 2065	1,005,000	1,007,752
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	30,000	29,502
Liberty Mutual Insurance 144A notes 7.697s, 2097	865,000	887,661
Loews Corp. notes 5 1/4s, 2016	210,000	200,289
MetLife, Inc. notes 5.7s, 2035	265,000	249,703
MetLife, Inc. notes 5s, 2015	565,000	537,729
Nationwide Financial Services, Inc. notes 5 5/8s, 2015
(S)	235,000	231,864
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	243,651
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,241,898
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	197,112
Nuveen Investments, Inc. sr. notes 5s, 2010	205,000	198,020
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	305,000	324,420
PNC Bank NA notes 4 7/8s, 2017	420,000	390,453
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	388,230
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	791,037
Rouse Co. (The) notes 7.2s, 2012 (R)	430,000	445,971
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	820,000	918,801
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	110,000	126,642
Safeco Capital Trust I company guaranty 8.072s, 2037	585,000	618,916
Simon Property Group LP 144A unsub. notes 5 3/4s, 2015
(R)	305,000	301,407
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	295,000	284,924
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	940,000	1,002,691
Transamerica Capital III company guaranty 7 5/8s, 2037	455,000	506,569

UBS AG/Jersey Branch FRN 7.93s, 2008 (Jersey)	1,485,000	1,536,975
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	595,000	663,850
Washington Mutual, Inc. sub. notes 8 1/4s, 2010	675,000	734,636
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	639,563
Zurich Capital Trust I 144A company guaranty 8.376s,
2037	460,000	492,088
		33,019,434

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008	430,000	434,764
Hospira, Inc. notes 5.9s, 2014	175,000	175,545
WellPoint, Inc. notes 5s, 2014	230,000	219,366
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	245,000	236,264
Wyeth notes 5 1/2s, 2014	1,020,000	1,006,446
		2,072,385

Technology (0.1%)
Avnet, Inc. notes 6s, 2015	310,000	297,096
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	400,000	385,034
Xerox Corp. sr. notes 6.4s, 2016	445,000	441,663
		1,123,793

Transportation (0.4%)
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	945,000	926,308
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,860,000	1,858,981
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	285,840
		3,071,129

Utilities & Power (1.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	324,008
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	235,390
Atmos Energy Corp. notes 4.95s, 2014	380,000	357,236
Beaver Valley II Funding debs. 9s, 2017	430,000	485,573
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	557,726
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	225,000	259,873
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	410,000	390,551
Consumers Energy Co. 1st mtge. 5.65s, 2020	190,000	181,978
Consumers Energy Co. 1st mtge. 5s, 2012	495,000	475,856
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	370,000	360,980
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	350,000	339,276
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	105,000	100,640
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	175,000	162,536
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	230,000	219,972
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	234,761
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	160,000	167,200
Kansas Gas & Electric bonds 5.647s, 2021	120,000	114,598
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	320,000	331,078
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	1,165,000	1,140,428
Monongahela Power Co. 1st mtge. 5s, 2006	905,000	902,420
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	262,621
Nevada Power Co. 2nd mtge. 9s, 2013	224,000	246,708
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	160,000	157,011
NiSource Finance Corp. company guaranty 5.45s, 2020	535,000	495,941
NiSource Finance Corp. company guaranty 5 1/4s, 2017	60,000	56,310
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	26,713
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	375,000	418,027
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	485,000	482,582
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	533,393	535,543
PP&L Capital Funding, Inc. company guaranty Ser. D, 8
3/8s, 2007	270,000	278,375
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	295,000	289,393
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009	390,000	406,137
Public Service Co. of New Mexico sr. notes 4.4s, 2008	270,000	262,217
Public Service Electric & Gas Co. 1st mtge. 6 3/8s,
2008	375,000	381,720
Southern California Edison Co. 1st mtge. 5s, 2014	100,000	96,299
Southern California Edison Co. notes 6.65s, 2029	515,000	541,111
Teco Energy, Inc. notes 7.2s, 2011	465,000	484,763
TXU Corp. sr. notes Ser. P, 5.55s, 2014	615,000	575,269
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	301,693
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	80,689	6,729
		13,647,242

		$91,862,598
Total corporate bonds and notes (cost $93,972,886)

PURCHASED OPTIONS (0.2%)(a)

		Expiration
	Contract amount	date/strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	40,872,000	Mar 07/$5.28	$1,171,387
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	40,872,000	Mar 07/$5.28	752,584

			$1,923,971
Total Purchased options (cost $2,004,772)

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa	$530,000	$490,224
AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa	25,000	22,873

			$513,097
Total municipal bonds and notes (cost $554,831)

PREFERRED STOCKS (--)(a) (cost $326,950)
		Shares	Value

UBS Capital III $1.938 cum. pfd.		13,000	$329,940

UNITS (--)(a) (cost $268,630)
		Units	Value

Cendant Corp. unit 4.89s, 2006		3,300	$164,393

SHORT-TERM INVESTMENTS (26.8%)(a)
		Principal
		amount/shares	Value

Interest in $564,000,000 joint tri-party repurchase
agreement dated March 31, 2006 with Bank of America
Securities, LLC due April 3, 2006 with respect to
various U.S. Government obligations -- maturity value
of $12,460,003 for an effective yield of 4.82%
(collateralized by Fannie Mae securities with a yield
of 5.00% and a due date of March 1, 2035, valued at
$575,280,000)		$12,455,000	$12,455,000
Putnam Prime Money Market Fund (e)		197,466,344	197,466,344
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 6, 2006 (d)		$214,653	214,200
U.S. Treasury Bills for effective yields ranging from
4.31% to 4.40%, April 13, 2006 (SEG)		1,702,000	1,699,565

			$211,835,109
Total short-term investments (cost $211,835,109)

TOTAL INVESTMENTS

			$1,044,035,243
Total investments (cost $1,067,990,175) (b)

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	1,696	$401,676,400	Sep-06	$(807,063)
Euro 90 day (Short)	1,696	401,930,800	Mar-07	1,579,884
Euro 90 day (Short)	145	34,363,188	Jun-06	36,916
U.S. Treasury Bond 20 yr (Long)	600	65,493,750	Jun-06	(1,859,270)
U.S. Treasury Note 10 yr (Long)	669	71,175,328	Jun-06	(484,444)
U.S. Treasury Note 5 yr (Short)	1,304	136,186,500	Jun-06	589,412
U.S. Treasury Note 2 yr (Short)	95	19,366,641	Jun-06	30,993

Total				$(913,572)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $4,322,007) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	43,180,000	Jul 07/$4.55	$3,020,316

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.
	43,180,000	Jul 07/$4.55	279,470
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar 08/$5.225	598,381
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar 08/$5.225	368,706

Total			$4,266,873

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $134,907,039) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, May 1, 2036	$11,800,000	5/11/06	$11,505,000
FNMA, 5 1/2s, April 1, 2036	43,700,000	4/12/06	42,648,468
FNMA, 5s, May 1, 2036	23,600,000	5/11/06	22,447,657
FNMA, 5s, April 1, 2036	48,500,000	4/12/06	46,165,938
FNMA, 4 1/2s, May 1, 2036	11,800,000	5/11/06	10,876,742

Total			$133,643,805

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

			Fixed payments	Unrealized
Swap counterparty /	Termination	Fixed payments made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(697,016)
24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	1,492,030
29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	1,009,458
35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,462,109)
39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	443,805
22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(1,088,701)
8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	403,913
3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	165,413
1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	69,863
1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	91,979
21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	411,305
7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(440,829)
Credit Suisse First Boston International
28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	(296,100)
11,098,100	7/9/06	3 month USD-LIBOR-BBA	2.931%	(106,406)
10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(407,627)
Credit Suisse International
		3 month USD-LIBOR-
1,656,000	3/21/16	BBA	5.20497%	(23,282)
JPMorgan Chase Bank, N.A.
65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	2,143,621
35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,454,396)
7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	358,758
1,800,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	112,981
25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,699,387)
5,862,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(301,586)
16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,150,023)
19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	412,413
Lehman Brothers Special Financing, Inc.
54,280,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	798,002
11,079,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	128,276
33,131,000	12/11/13	4.64101%	3 month USD-LIBOR-BBA	1,100,244
12,200,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(58,017)
3,400,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(166,538)
38,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	1,327,044

Total				$1,117,088

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
		Fixed payments		Unrealized
Swap counterparty /	Termination	received (paid) by	Total return received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs
1,592,000	9/15/11	(678 bp 1 month USD-LIBOR)	Ford Credit Auto Owner Trust Series
			2005-B Class D	($5,044)
Goldman Sachs Capital Markets, L.P.
24,357,500	4/1/06	(30 bp plus beginning of period	Lehman Brothers AAA 8.5+ CMBS Index	129,314
		nominal spread of Lehman Brothers	adjusted by modified duration factor
		AAA 8.5+ Commercial Mortgage
		Backed Securities Index)

Total				$124,270

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Waste Management, 7.375%, 8/1/10	--	490,000	9/20/12	64 bp	4,358
DJ CDX NA IG HVOL Series 4 Index	(15,816)	2,062,000	6/20/10	(90 bp)	(6,495)
Deutsche Bank AG
CVS Corp., 5.625%, 3/15/06	--	140,000	12/20/14	0.58%	1,778
France Telecomm, 7.25%, 1/28/13	--	765,000	9/20/10	41 bp	(2,060)
Goldman Sachs Capital Markets, L.P.
Noble Energy, Inc., 8%, 4/1/27	--	500,000	6/20/13	60 bp	(60)
DJ CDX NA IG Series 4 Index 10-15% tranche	--	1,985,000	6/20/15	57.60 bp	5,949
DJ CDX NA IG Series 4 Index	(9,936)	1,985,000	6/20/15	(65 bp)	(5,067)
Goodrich Corp., 7 5/8%, 12/15/12	--	380,000	9/20/10	49 bp	1,681
DJ CDX NA IG HVOL Series 5 Index	(8,449)	984,000	12/20/10	(85 bp)	(10,764)
DJ CDX NA IG Series 5 Index	(27,944)	11,100,000	12/20/10	(45 bp)	(55,139)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	492,000	12/20/10	(113 bp)	(8,087)
DJ CDX NA IG HVOL Series 5 Index	(6,355)	984,000	12/20/10	(85 bp)	(8,671)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	442,000	12/20/10	(115 bp)	(7,639)
Goldman Sachs International
one of the underlying securities in the basket of
BB CMBS securities	--	3,768,000	(a)	2.55625%	209,811
Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 4 Index	(6,931)	1,388,000	6/20/15	(65 bp)	(3,526)
DJ CDX NA IG Series 4 Index 10-15% tranche	--	1,388,000	6/20/15	59 bp	15,347
DJ CDX NA IG Series 4 Index	--	1,388,000	12/20/15	(70 bp)	(6,695)
DJ CDX NA IG Series 5 Index 10-15% tranche	--	1,388,000	12/20/15	57.5 bp	13,757
DJ CDX NA IG Series 5 Index	(1,610)	4,985,000	12/20/10	45 bp	(13,822)
DJ CDX NA IG Series 5 Index	(10,151)	5,570,000	12/20/10	(45 bp)	(23,798)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	515,500	6/20/10	(124.5 bp)	(9,710)
DJ CDX NA IG Series 4 Index	(3,629)	2,710,000	12/20/10	(45 bp)	(10,269)
DJ CDX NA IG HVOL Series 4 Index	(7,488)	650,000	6/20/10	(90 bp)	(4,699)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	650,000	6/20/12	309 bp	20,346
DJ CDX NA IG HVOL Series 5 Index	(2,406)	442,000	12/20/10	(85 bp)	(2,432)
Merrill Lynch International
DJ CDX NA IG Series 5 Index	(1,673)	2,595,000	12/20/10	(45 bp)	(8,030)
Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	442,000	12/20/12	246 bp	5,878
Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 4 Index 10-15% tranche	--	1,377,000	6/20/15	70.5 bp	17,523
DJ CDX NA IG Series 4 Index	(9,006)	1,377,000	6/20/15	(65 bp)	(5,627)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	984,000	12/20/12	305 bp	45,634
DJ CDX NA IG Series 4 Index 3-7% tranche	--	650,000	6/20/10	(110.5 bp)	(8,877)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,031,000	6/20/12	275 bp	13,874
DJ CDX NA IG Series 4 Index	(5,990)	2,776,722	6/20/12	(55 bp)	(5,777)
DJ CDX NA IG Series 4 Index 7-10% tranche	--	2,776,000	6/20/12	48 bp	19,515
DJ CDX NA HY Series 5 Index 25-35% tranche	--	1,580,000	12/20/10	127 bp	57,026
DJ CDX NA IG Series 5 Index	(5,110)	766,300	12/20/10	(395 bp)	(34,873)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	442,000	12/20/10	(115 bp)	(7,639)
DJ CDX NA IG HVOL Series 5 Index	(2,523)	442,000	12/20/10	(85 bp)	(3,563)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	442,000	12/20/12	248 bp	6,376

Total					$185,534

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $790,536,947.

(b) The aggregate identified cost on a tax basis is $1,068,078,911, resulting in gross unrealized appreciation and depreciation of $2,746,698 and $26,790,366, respectively, or net unrealized depreciation of $24,043,668.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $208,607. The fund received cash collateral of $214,200 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,395,988 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $104,986,734 and $84,274,043, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $185,823,826 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. [cont] Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (97.4%)(a)

	Shares	Value

Australia (1.6%)
Commonwealth Bank of Australia	15,978	$515,311
Macquarie Bank, Ltd.	189,951	8,740,511
Macquarie Infrastructure Group (S)	2,035,347	5,519,162
Macquerie Infrastructure Group 144A	342,599	929,011
Promina Group, Ltd.	135,791	528,767
Westpac Banking Corp.	62,726	1,062,936
Woolworths, Ltd.	42,098	564,673
		17,860,371

Belgium (2.9%)
InBev NV	215,933	10,111,495
KBC Groupe SA	147,522	15,815,244
Mobistar SA (S)	73,098	5,298,070
Solvay SA	5,788	667,432
Umicore NV/SA	4,825	667,312
		32,559,553

Bermuda (0.4%)
ACE, Ltd.	78,207	4,067,546

Brazil (1.1%)
Banco Bradesco SA (Preference)	89,572	3,199,855
Petroleo Brasileiro SA ADR	108,990	9,446,163
		12,646,018

Canada (0.8%)
Canadian Natural Resources, Ltd.	56,444	3,140,886
Telus Corp.	151,454	5,865,710
		9,006,596

China (0.8%)
China Life Insurance Co., Ltd. (NON)	2,233,000	2,838,601
China Shenhua Energy Co., Ltd.	2,563,500	4,506,432
China Shenhua Energy Co., Ltd. Class H (NON)	1,001,000	1,759,679
		9,104,712

France (10.6%)
Air Liquide	2,680	557,113
Alstrom (NON)	15,846	1,326,817
Axa SA	30,400	1,065,265
BNP Paribas SA	179,924	16,687,321
Credit Agricole SA	426,204	16,559,347
France Telecom SA	606,936	13,630,326
France Telecom SA 144A	14,000	314,406
Groupe Danone	5,726	700,467
Renault SA	162,557	17,259,896
Sanofi-Synthelabo SA	5,269	500,476
Schneider Electric SA	7,404	798,233
Total SA	75,380	19,856,373
Veolia Environnement	296,248	16,428,225
Vivendi Universal SA	355,095	12,176,705
		117,860,970

Germany (6.9%)
Adidas-Salomon AG	28,560	5,644,293
Allianz AG	122,903	20,513,420
BASF AG	231,756	18,137,873
Deutsche Bank AG	9,260	1,054,913
Deutsche Post AG	18,800	469,291
Henkel KGaA (Preference)	89,200	10,419,755
Hypo Real Estate Holding	40,742	2,795,186
SAP AG	2,556	554,532
Schering AG	140,777	14,611,780
Schwarz Pharma AG	11,304	910,944
Siemens AG	17,751	1,652,357
		76,764,344

Greece (0.9%)
Alpha Bank AE	145,911	5,381,314
Hellenic Telecommunication Organization (OTE) SA (NON)	215,000	4,786,760
		10,168,074

Hong Kong (0.5%)
Dah Sing Financial Group	75,200	591,617
Esprit Holdings, Ltd.	588,000	4,576,217
		5,167,834

Ireland (1.7%)
Bank of Ireland PLC	313,496	5,822,718
CRH PLC	349,118	12,166,064
Iaws Group PLC	35,392	612,816
		18,601,598

Italy (3.9%)
Banca Popolare di Verona e Novara Scrl	49,266	1,301,923
IntesaBCI SpA	992,031	5,917,763
Mediaset SpA	1,080,118	12,703,484
Saipem SpA	64,750	1,495,654
UniCredito Italiano SpA	3,065,957	22,203,201
		43,622,025

Japan (26.6%)
Acom Co., Ltd.	9,230	540,731
Aeon Co., Ltd.	236,000	5,713,702
Aiful Corp.	142,600	9,397,380
Asahi Chemical Industry Co., Ltd.	938,000	6,672,910
Astellas Pharma, Inc.	170,100	6,447,101
Canon, Inc.	154,300	10,169,748
Chiyoda Corp.	62,000	1,441,211
Credit Saison Co., Ltd.	157,500	8,663,488
Dai Nippon Printing Co., Ltd.	691,000	12,478,329
Daiichi Sankyo Co., Ltd.	301,800	6,862,814
Daito Trust Construction Co., Ltd.	220,400	11,474,136
East Japan Railway Co.	2,120	15,673,919
Electric Power Development Co.	192,000	6,072,839
Fanuc, Ltd.	49,500	4,753,035
Fuji Television Network, Inc.	215	534,813
Hoya Corp.	14,100	567,995
Japan Tobacco, Inc.	3,510	12,308,824
JFE Holdings, Inc.	18,500	745,138
Komatsu, Ltd.	34,000	647,325
Konica Corp. (NON)	684,000	8,712,014
Kubota Corp.	562,000	6,053,371
Lawson, Inc.	173,200	6,505,404
Matsushita Electric Industrial Co.	806,000	17,817,976
Mitsubishi Corp.	585,900	13,316,548
Mitsubishi UFJ Financial Group, Inc.	1,623	24,664,768
Mitsui & Co., Ltd.	57,000	822,706
Mitsui Chemicals, Inc.	79,000	581,169
Mitsui Fudoscan Co., Ltd.	360,000	8,249,977
Mizuho Financial Group, Inc.	253	2,066,208
Nidec Corp.	6,200	506,703
Nippon Mining Holdings, Inc.	499,500	4,206,158
Nissan Motor Co., Ltd.	569,100	6,750,422
Nomura Securities Co., Ltd.	48,100	1,071,089
NTT DoCoMo, Inc.	296	436,201
Omron Corp.	293,700	8,416,964
Ono Pharmaceutical Co., Ltd.	110,200	5,176,672
Orix Corp.	4,400	1,360,761
Rohm Co., Ltd.	50,400	5,287,651
Sankyo Co., Ltd.	97,000	6,633,307
Shimizu Corp.	750,000	5,440,285
SMC Corp.	5,198	808,468
Suzuki Motor Corp.	292,700	6,713,341
Tokyo Electric Power Co.	21,859	543,900
Tokyo Gas Co., Ltd (S)	1,151,000	5,026,418
TonenGeneral Sekiyu KK (S)	406,000	4,120,799
Toyota Motor Corp.	420,600	22,857,244
		295,311,962

Netherlands (7.0%)
ABN AMRO Holding NV	703,047	21,045,993
European Aeronautic Defense and Space Co.	66,141	2,782,664
ING Groep NV	32,207	1,270,437
Koninklijke (Royal) KPN NV	1,625,792	18,295,037
Royal Dutch Shell PLC Class A	579,561	18,106,761
Royal Dutch Shell PLC Class B	418,503	13,587,159
SBM Offshore NV	21,185	2,121,201
		77,209,252

Norway (1.1%)
Norsk Hydro ASA	88,719	12,279,259

Russia (0.3%)
OAO Gazprom	407,152	3,376,758

Singapore (2.5%)
Chartered Semiconductor Manufacturing, Ltd. (NON)			8,089,000	7,828,287
Singapore Airlines, Ltd.			632,000	5,458,731
Singapore Telecommunications, Ltd.			1,919,000	3,139,105
StarHub, Ltd. 144A			287,000	384,717
United Overseas Bank, Ltd.			1,092,000	10,526,812
				27,337,652

South Korea (1.4%)
Hynix Semiconductor, Inc. (NON)			156,750	4,642,406
LG Electronics, Inc.			7,200	584,195
POSCO			18,719	4,793,810
Shinhan Financial Group Co., Ltd.			133,870	5,952,508
				15,972,919

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria SA			43,591	908,271
Iberdrola SA			620,210	19,992,097
Repsol YPF, SA			587,713	16,668,951
				37,569,319

Sweden (1.8%)
Assa Abloy AB Class B			57,729	1,070,633
Hennes & Mauritz AB Class B			190,540	6,945,179
SKF AB Class B			305,631	4,981,728
Telefonaktiebolaget LM Ericsson AB Class B			1,889,234	7,177,222
				20,174,762

Switzerland (8.3%)
Credit Suisse Group			352,954	19,761,642
Julius Baer Holding, Ltd. Class B			98,321	8,872,595
Nestle SA			3,729	1,104,572
Novartis AG			75,126	4,168,875
Roche Holding AG			142,756	21,208,526
STMicroelectronics NV			191,176	3,529,988
Swatch Group AG (The)			26,923	935,556
Swatch Group AG (The) Class B			33,048	5,537,089
Swiss Re			134,936	9,408,855
Xstrata PLC			71,300	2,303,704
Zurich Financial Services AG (NON)			62,279	14,598,503
				91,429,905

Taiwan (0.4%)
Lite-On Technology Corp.			2,887,000	3,998,443
United Microelectronics Corp.			241	152
				3,998,595

United Kingdom (11.5%)
AstraZeneca PLC (London Exchange)			23,409	1,177,349
Barclays PLC			1,385,901	16,188,031
BHP Billiton PLC			69,199	1,261,924
Enterprise Inns PLC			253,734	4,189,284
GlaxoSmithKline PLC			40,826	1,065,608
Hilton Group PLC			1,379,333	9,305,569
Imperial Tobacco Group PLC			14,147	418,815
Pennon Group PLC			27,705	644,334
Pennon Group PLC Class B (F)(NON)			30,476	58,140
Punch Taverns PLC			858,013	12,536,838
Reckitt Benckiser PLC			495,767	17,419,724
Rio Tinto PLC			290,341	14,713,392
Royal Bank of Scotland Group PLC			329,805	10,713,201
Schroders PLC			99,941	2,060,866
Scottish and Southern Energy PLC			24,821	487,293
Tesco PLC			1,363,827	7,805,441
Vodafone Group PLC			13,074,032	27,322,522
				127,368,331

United States (1.0%)
iShares MSCI EAFE Index Fund			171,400	11,127,288

Total common stocks (cost $890,594,114)				$1,080,585,643

WARRANTS (--%)(a)(NON) (cost $442,083)

	Expiration date	Srike price	Warrants	Value

Fuji Television Network 144A Structured Exercise Call
Warrants (issued by Merrill Lynch International & Co.)	11/22/06	--	197	$490,955

SHORT-TERM INVESTMENTS (3.5%)(a)

	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned
securities with yield of 4.45% and due date
April 6, 2006 (d)	$8,562,047	$8,558,888
Putnam Prime Money Market Fund (e)	30,409,164	30,409,164

Total short-term investments (cost $38,968,052)		$38,968,052

TOTAL INVESTMENTS

Total investments (cost $930,004,249) (b)		$1,120,044,650

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $216,368,917) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$41,018,458	$42,592,926	4/19/06	$(1,574,468)
British Pound	130,097,748	130,979,191	6/21/06	(881,443)
Euro	29,325,674	29,301,413	6/21/06	24,261
Japanese Yen	7,014,785	7,088,873	5/17/06	(74,088)
Norwegian Krone	6,484,355	6,406,514	6/21/06	77,841

Total				$(2,427,897)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $147,248,373) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,922,495	$1,996,538	4/19/06	$74,043
British Pound	878,763	889,297	6/21/06	10,534
Canadian Dollar	9,814,889	9,779,155	4/19/06	(35,734)
Euro	19,906,887	19,810,128	6/21/06	(96,759)
Japanese Yen	68,436,717	68,505,949	5/17/06	69,232
Swedish Krona	16,035,065	15,909,105	6/21/06	(125,960)
Swiss Franc	30,066,853	30,358,201	6/21/06	291,348

Total				$186,704

NOTES

(a) Percentages indicated are based on net assets of $1,109,642,901.

(b) The aggregate identified cost on a tax basis is $937,994,933, resulting in gross unrealized appreciation and depreciation of $194,021,658 and $11,971,941, respectively, or net unrealized appreciation of $182,049,717.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $8,100,856. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $8,558,888 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $122,350 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $92,426,843 and $73,970,593, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $70,491,860 have been designated as collateral for open forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at March 31, 2006 (as a percentage of net assets):

Banking 15.2%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (98.8%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
European Aeronautic Defense and Space Co. (Netherlands)	60,138	$2,530,108

Airlines (1.5%)
British Airways PLC (United Kingdom) (NON)	525,940	3,222,127
Singapore Airlines, Ltd. (Singapore)	314,000	2,712,091
		5,934,218

Automotive (5.4%)
Nissan Motor Co., Ltd. (Japan)	368,900	4,375,735
Porsche AG (Preference) (Germany)	2,475	2,360,761
Renault SA (France)	53,892	5,722,118
Suzuki Motor Corp. (Japan)	254,900	5,846,363
Toyota Motor Corp. (Japan)	59,900	3,255,228
		21,560,205

Banking (22.8%)
ABN AMRO Holding NV (Netherlands)	271,427	8,125,276
Bank of Ireland PLC (Ireland)	257,617	4,784,849
Barclays PLC (United Kingdom)	742,839	8,676,739
BNP Paribas SA (France)	105,071	9,744,968
Credit Agricole SA (France)	197,137	7,659,384
Daegu Bank (South Korea)	60,880	1,133,586
HBOS PLC (United Kingdom)	244,907	4,081,773
HSBC Holdings PLC (London Exchange) (United Kingdom)	735,707	12,312,789
Iyo Bank Ltd. (The) (Japan)	266,000	2,855,458
KBC Groupe SA (Belgium)	49,316	5,286,971
Mizuho Financial Group, Inc. (Japan)	341	2,784,889
Pusan Bank (South Korea)	189,450	2,767,218
Royal Bank of Scotland Group PLC (United Kingdom)	315,827	10,259,147
UniCredito Italiano SpA (Italy)	850,827	6,161,562
United Overseas Bank, Ltd. (Singapore)	414,000	3,990,934
		90,625,543

Basic Materials (1.7%)
Teck Corp. (Canada)	32,300	2,080,959
Xstrata PLC (Switzerland)	141,344	4,566,826
		6,647,785

Broadcasting (0.7%)
Mediaset SpA (Italy)	250,616	2,947,545

Chemicals (1.9%)
Asahi Chemical Industry Co., Ltd. (Japan)	371,000	2,639,285
BASF AG (Germany)	61,914	4,845,563
		7,484,848

Commercial and Consumer Services (0.7%)
Macquarie Infrastructure Group (Australia)	1,070,465	2,902,733

Communications Equipment (0.5%)
Nokia OYJ (Finland)	102,900	2,126,614

Computers (0.6%)
Lite-On Technology Corp. (Taiwan)	1,641,000	2,272,755

Conglomerates (1.8%)
Vivendi Universal SA (France)	210,260	7,210,110

Construction (0.9%)
Aker Kvaerner ASA (Norway)	18,800	1,662,094
Holcim, Ltd. (Switzerland)	26,093	2,073,060
		3,735,154

Consumer Cyclicals (0.5%)
Sony Corp. (Japan)	43,700	2,010,503

Consumer Finance (0.6%)
Acom Co., Ltd. (Japan)	37,500	2,196,904

Consumer Goods (1.3%)
Henkel KGaA (Preference) (Germany)	24,351	2,844,523
Reckitt Benckiser PLC (United Kingdom)	65,994	2,318,826
		5,163,349

Electric Utilities (2.9%)
Chubu Electric Power, Inc. (Japan)	79,000	1,975,771
E.On AG (Germany)	62,642	6,886,141
Iberdrola SA (Spain)	78,791	2,539,781
		11,401,693

Electrical Equipment (1.5%)
Brother Industries, Ltd. (Japan)	192,000	2,098,693
Schneider Electric SA (France)	34,821	3,754,087
		5,852,780

Electronics (3.3%)
Hynix Semiconductor, Inc. (South Korea) (NON)	78,800	2,333,790
Omron Corp. (Japan)	172,700	4,949,301
Reunert, Ltd. (South Africa)	203,228	2,246,908
Samsung Electronics Co., Ltd. (South Korea)	5,380	3,479,468
		13,009,467

Energy (0.7%)
TonenGeneral Sekiyu KK (Japan)	258,000	2,618,636

Engineering & Construction (4.0%)
Daito Trust Construction Co., Ltd. (Japan)	109,300	5,690,213
Shimizu Corp. (Japan)	567,000	4,112,855
Skanska AB Class B (Sweden)	251,400	4,113,906
Taylor Woodrow PLC (United Kingdom)	268,477	1,881,103
		15,798,077

Financial (2.8%)
Mitsubishi UFJ Financial Group, Inc. (Japan)	284	4,315,955
Sanyo Shinpan Finance Co., Ltd. (Japan)	44,600	2,760,461
Shinhan Financial Group Co., Ltd. (South Korea)	91,590	4,072,534
		11,148,950

Food (1.6%)
Nestle SA (Switzerland)	12,165	3,603,410
Toyo Suisan Kaisha, Ltd. (Japan)	193,000	2,937,724
		6,541,134

Gaming & Lottery (0.7%)
Hilton Group PLC (United Kingdom)	421,865	2,846,081

Homebuilding (0.7%)
Barratt Developments PLC (United Kingdom)	153,546	2,820,062

Insurance (5.4%)
Axa SA (France)	108,667	3,807,866
ING Groep NV (Netherlands)	222,587	8,780,167
Swiss Re (Switzerland)	48,999	3,416,616
Zurich Financial Services AG (Switzerland) (NON)	23,942	5,612,122
		21,616,771

Investment Banking/Brokerage (4.4%)
Credit Suisse Group (Switzerland)	181,999	10,189,994
Deutsche Bank AG (Germany)	47,790	5,444,308
Spark Infrastructure Group (Australia)	2,087,031	1,742,067
		17,376,369

Manufacturing (0.9%)
NSK, Ltd. (Japan)	412,000	3,570,706

Metals (2.8%)
JFE Holdings, Inc. (Japan)	98,400	3,963,328
POSCO (South Korea)	19,114	4,894,966
Zinifex, Ltd. (Australia)	347,500	2,363,835
		11,222,129

Natural Gas Utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	661,000	2,886,588

Office Equipment & Supplies (0.5%)

Canon, Inc. (Japan)	30,700	2,023,404

Oil & Gas (5.8%)
ENI SpA (Italy)	110,277	3,133,058
Norsk Hydro ASA (Norway)	33,009	4,568,650
Petroleo Brasileiro SA ADR (Brazil)	13,925	1,206,880
Repsol YPF, SA (Spain)	149,493	4,239,980
Royal Dutch Shell PLC Class B (Netherlands)	162,287	5,268,825
SK Corp. (South Korea)	44,830	3,009,722
Stolt Offshore SA (United Kingdom) (NON)	115,300	1,810,240
		23,237,355

Pharmaceuticals (4.3%)
Astellas Pharma, Inc. (Japan)	55,500	2,103,551
Daiichi Sankyo Co., Ltd. (Japan)	166,300	3,781,597
Roche Holding AG (Switzerland)	14,289	2,122,843
Santen Pharmaceutical Co., Ltd. (Japan)	71,600	1,725,998
Schering AG (Germany)	32,181	3,340,188
Tanabe Seiyaku Co., Ltd. (Japan)	177,000	1,958,464
Terumo Corp. (Japan)	58,500	1,919,306
		16,951,947

Photography/Imaging (0.7%)
Konica Corp. (Japan) (NON)	201,500	2,566,478

Publishing (1.5%)
Dai Nippon Printing Co., Ltd. (Japan)	326,000	5,887,026

Retail (2.7%)
Adidas-Salomon AG (Germany)	23,114	4,568,004
Lawson, Inc. (Japan)	111,700	4,195,460
Onward Kashiyama Co., Ltd. (Japan)	111,000	1,957,550
		10,721,014

Semiconductor (0.5%)
Tokyo Electron, Ltd. (Japan)	26,500	1,825,094

Technology Services (0.6%)
Canon Sales Co., Inc. (Japan)	119,000	2,557,642

Telecommunications (4.2%)
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	178,660	3,977,686
KDDI Corp. (Japan)	457	2,441,864
Tele Norte Leste Participacoes SA ADR (Brazil)	57,765	963,520
Telecom Italia SpA (Italy)	647,790	1,887,061
Vodafone Group PLC (United Kingdom)	3,470,492	7,252,744
		16,522,875

Telephone (1.3%)
Belgacom SA (Belgium)	69,409	2,216,361
Deutsche Telekom AG (Germany)	174,675	2,942,086
		5,158,447

Tobacco (1.5%)
Japan Tobacco, Inc. (Japan)	1,750	6,136,879

Toys (1.3%)
Sankyo Co., Ltd. (Japan)	78,200	5,347,677

Total common stocks (cost $324,046,041)		$392,993,655

SHORT-TERM INVESTMENTS (2.8%)(a) (cost $11,269,421)

	Shares	Value

Putnam Prime Money Market Fund (e)	11,269,421	$11,269,421

TOTAL INVESTMENTS

Total investments (cost $335,315,462) (b)		$404,263,076

NOTES

(a) Percentages indicated are based on net assets of $397,759,747.

(b) The aggregate identified cost on a tax basis is $274,902,565, resulting in gross unrealized appreciation and depreciation of $134,286,982 and $4,926,471, respectively, or net unrealized appreciation of $129,360,511.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,301 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $28,052,113 and $16,782,692, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	1.7%
Belgium	1.9
France	9.4
Germany	8.2
Greece	1.0
Ireland	1.2
Italy	3.5
Japan	28.3
Netherlands	6.1
Norway	1.5
Singapore	1.7
South Korea	5.4
Spain	1.7
Sweden	1.0
Switzerland	7.8
United Kingdom	14.2
United States	2.8
Other	2.6
Total	100%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and Defense (2.2%)
BAE Systems PLC (United Kingdom)	176,157	$1,285,429
CAE, Inc. (Canada)	96,100	756,407
European Aeronautic Defense and Space Co. (Netherlands)	84,663	3,561,916
Qinetiq PLC 144A (United Kingdom) (NON)	158,292	536,012
		6,139,764

Airlines (0.5%)
British Airways PLC (United Kingdom) (NON)	244,072	1,495,286

Automotive (3.3%)
Bayerische Motoren Werke (BMW) AG (Germany)	21,200	1,167,166
Suzuki Motor Corp. (Japan)	184,900	4,240,850
Toyota Motor Corp. (Japan)	66,300	3,603,032
		9,011,048

Banking (11.1%)
ABN AMRO Holding NV (Netherlands)	73,617	2,203,754
Alpha Bank AE (Greece)	20,050	739,460
Anglo Irish Bank Corp. PLC (Ireland)	100,951	1,661,250
BNP Paribas SA (France)	47,703	4,424,286
DnB Holdings ASA (Norway)	194,196	2,612,310
Julius Baer Holding, Ltd. Class B (Switzerland)	14,806	1,336,110
KBC Groupe SA (Belgium)	26,986	2,893,061
Mitsui Trust Holdings, Inc. (Japan)	105,000	1,532,068
Mizuho Financial Group, Inc. (Japan)	690	5,635,113
Royal Bank of Scotland Group PLC (United Kingdom)	51,311	1,666,758
Royal Bank of Scotland Group PLC 144A (United Kingdom)	64,709	2,101,971
Societe Generale (France)	7,280	1,093,172
UniCredito Italiano SpA (Italy)	361,159	2,615,459
		30,514,772

Basic Materials (4.8%)
Antofagasta PLC (United Kingdom)	139,244	5,160,660
CRH PLC (Ireland)	157,971	5,504,973
Teck Corp. (Canada)	37,200	2,396,646
		13,062,279

Beverage (1.6%)
InBev NV (Belgium)	56,427	2,642,307
ITO EN, Ltd. (Japan) (S)	49,500	1,729,085
		4,371,392

Broadcasting (0.6%)
Modern Times Group AB Class B (Sweden) (NON)	32,550	1,529,012

Building Materials (0.7%)
Sika AG (Switzerland) (NON)	1,907	1,955,897

Chemicals (0.5%)
Toray Industries, Inc. (Japan)	160,000	1,307,977

Commercial and Consumer Services (0.7%)
SGS Societe Generale Surveillance Holding SA
(Switzerland)	2,158	1,995,303

Communications Equipment (1.0%)
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	717,619	2,726,243

Computers (1.0%)
Bull SA (France) (NON)	90,272	1,086,830
Playtech, Ltd. 144A (Isle of Man) (NON)	101,432	480,244
Wincor Nixdorf AG (Germany)	9,008	1,130,406
		2,697,480

Consumer Cyclicals (0.9%)
Matsushita Electric Industrial Co. (Japan)	50,000	1,105,333
Sony Corp. (Japan)	27,500	1,265,190
		2,370,523

Consumer Finance (1.6%)
Aiful Corp. (Japan)	16,900	1,113,715
Credit Saison Co., Ltd. (Japan)	21,600	1,188,135
Diamond Lease Co., Ltd. (Japan)	47,400	2,221,334
		4,523,184

Consumer Goods (1.3%)
Henkel KGaA (Preference) (Germany)	13,496	1,576,514
Reckitt Benckiser PLC (United Kingdom)	60,005	2,108,391
		3,684,905

Electric Utilities (0.7%)
Scottish and Southern Energy PLC (United Kingdom)	97,565	1,915,423

Electrical Equipment (1.8%)
Schneider Electric SA (France)	25,453	2,744,113
Siemens AG (Germany)	22,940	2,135,377
		4,879,490

Electronics (3.4%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	1,600,000	1,548,431
Hynix Semiconductor, Inc. (South Korea) (NON)	75,620	2,239,609
Media Tek, Inc. (Taiwan)	122,700	1,417,457
Omron Corp. (Japan)	54,800	1,570,479
Samsung Electronics Co., Ltd. (South Korea)	4,082	2,639,998
		9,415,974

Engineering & Construction (2.3%)
Chiyoda Corp. (Japan)	37,000	860,077
Daito Trust Construction Co., Ltd. (Japan)	106,900	5,565,268
		6,425,345

Financial (2.9%)
Hana Financial Group, Inc. (South Korea)	412	19,442
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	318,000	1,913,081
ICAP PLC (United Kingdom)	282,248	2,190,525
Orix Corp. (Japan)	12,050	3,726,630
		7,849,678

Food (2.2%)
Carrefour Supermarche SA (France)	53,280	2,830,180
Nestle SA (Switzerland)	7,751	2,295,933
Royal Numico NV (Netherlands)	18,644	823,638
		5,949,751

Gaming & Lottery (0.5%)
Sankyo Co., Ltd. (Japan)	21,900	1,497,623

Health Care Services (0.5%)
Mediceo Paltac Holdings Co., Ltd. (Japan)	79,100	1,275,862

Homebuilding (0.4%)
Berkely Group Holdings PLC (United Kingdom) (NON)	52,342	1,075,704

Household Furniture and Appliances (0.5%)
Nobia AB (Sweden) (S)	58,200	1,508,875

Insurance (2.8%)
Admiral Group PLC (United Kingdom)	98,424	1,071,976
Allianz AG (Germany)	7,793	1,300,709
QBE Insurance Group, Ltd. (Australia)	111,876	1,742,608
Wiener Staed Ver 144A (Austria)	9,400	580,074
Zurich Financial Services AG (Switzerland) (NON)	12,425	2,912,481
		7,607,848

Investment Banking/Brokerage (2.1%)
Macquarie Bank, Ltd. (Australia)	87,263	4,015,368
SembCorp Industries, Ltd. (Singapore)	848,740	1,834,579
		5,849,947

Machinery (2.1%)
Alstrom (France) (NON)	18,538	1,552,224
Fanuc, Ltd. (Japan)	14,700	1,411,507
Makita Corp. (Japan)	41,600	1,280,341
SMC Corp. (Japan)	9,800	1,524,238
		5,768,310

Manufacturing (0.4%)
Wolseley PLC (United Kingdom)	50,283	1,233,090

Medical Technology (1.1%)
CSL, Ltd. (Australia)	40,715	1,587,729
Fresenius Medical Care AG (Germany)	12,515	1,493,115
		3,080,844

Metals (2.5%)
Aluminum Corp. of China, Ltd. (China)	1,512,000	1,584,150
Rio Tinto, Ltd. (Australia)	35,063	1,965,646
Zinifex, Ltd. (Australia)	505,113	3,435,983
		6,985,779

Office Equipment & Supplies (0.4%)
Canon, Inc. (Japan)	16,600	1,094,088

Oil & Gas (15.2%)
Addax Petroleum Corporation 144A (Canada) (NON)	42,200	1,013,118
BP PLC (United Kingdom)	531,303	6,090,710
ENI SpA (Italy)	95,934	2,725,562
Norsk Hydro ASA (Norway)	48,289	6,683,497
Royal Dutch Shell PLC Class A (Netherlands)	163,214	5,099,164
Royal Dutch Shell PLC Class B (Netherlands)	79,512	2,581,444
Saipem SpA (Italy)	200,158	4,623,430
Statoil ASA (Norway)	203,900	5,874,200
Total SA (France)	26,359	6,943,409
		41,634,534

Pharmaceuticals (9.5%)
AstraZeneca PLC (London Exchange) (United Kingdom)	41,953	2,110,014
Daiichi Sankyo Co., Ltd. (Japan)	138,600	3,151,710
GlaxoSmithKline PLC (United Kingdom)	327,949	8,559,867
Novartis AG (Switzerland)	92,844	5,152,078
Roche Holding AG (Switzerland)	13,208	1,962,245
Sanofi-Synthelabo SA (France)	32,404	3,077,894
Taisho Pharmaceutical Co., Ltd. (Japan) (S)	98,000	1,972,714
		25,986,522

Photography/Imaging (0.6%)
Konica Corp. (Japan) (NON)	139,500	1,776,792

Railroads (1.5%)
Canadian National Railway Co. (Canada)	62,200	2,822,279
East Japan Railway Co. (Japan)	184	1,360,378
		4,182,657

Real Estate (3.3%)
Aeon Mall Co., Ltd. (Japan)	16,600	822,952
Hang Lung Properties, Ltd. (Hong Kong)	645,000	1,220,510
Leopalace21 Corp. (Japan)	82,700	3,100,222
Mitsui Fudoscan Co., Ltd. (Japan)	65,000	1,489,579
Nexity (France)	7,031	481,950
Nexity 144A (France)	26,710	1,830,877
		8,946,090

Retail (3.7%)
Adidas-Salomon AG (Germany)	5,417	1,070,558
Foschini, Ltd. (South Africa)	110,783	1,047,848
Hyundai Department Store Co., Ltd. (South Korea)	20,160	1,874,813
Lawson, Inc. (Japan)	26,800	1,006,610
Marks & Spencer PLC (United Kingdom)	268,923	2,595,478
Next PLC (United Kingdom)	44,066	1,260,990
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	46,431	1,353,974
		10,210,271

Shipping (0.7%)
Bergesen Worldwide Gas ASA (Norway) (NON)	5,300	69,477
Bergesen Worldwide 144A (Norway) (NON)	134,800	1,767,087
		1,836,564

Technology (0.2%)
Solarworld AG 144A (Germany)	2,061	540,608

Technology Services (1.1%)
United Internet AG (Germany)	45,073	2,898,167

Telecommunications (1.4%)
Comstar United Telesystems 144A GDR (Russia) (NON)	92,400	674,520

Koninklijke (Royal) KPN NV (Netherlands)	161,000	1,811,733
Maroc Telecom (Morocco)	93,358	1,355,558
		3,841,811

Tobacco (3.0%)
Japan Tobacco, Inc. (Japan)	2,350	8,240,950

Water Utilities (0.6%)
Veolia Environnement (France)	27,928	1,548,731

Total common stocks (cost $210,236,364)		$272,442,393

SHORT-TERM INVESTMENTS (2.4%)(a)
	Principal	Value
	amount/Shares

Short-term investments held as collateral for loaned
securities with a yield of 4.45% and a due date of
April 3, 2006 (d)	$4,428,804	$4,427,170
Putnam Prime Money Market Fund (e)	2,049,274	2,049,274

Total short-term investments (cost $6,476,444)		$6,476,444

TOTAL INVESTMENTS
Total investments (cost $216,712,808) (b)		$278,918,837

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $61,695,505) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,561,052	$5,717,534	4/19/06	$(156,482)
British Pound	13,066,004	13,160,973	6/21/06	(94,969)
Canadian Dollar	13,946,766	13,970,629	4/19/06	(23,863)
Euro	17,837,693	17,697,046	6/21/06	140,647
Japanese Yen	11,089,264	11,149,323	5/17/06	(60,059)

Total				$(194,726)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $54,421,150) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,618,651	$4,766,891	4/19/06	$148,240
British Pound	1,224,575	1,239,494	6/21/06	14,919
Canadian Dollar	800,144	803,486	4/19/06	3,342
Euro	10,389,739	10,348,325	6/21/06	(41,414)
Japanese Yen	15,400,449	15,435,168	5/17/06	34,719
Norwegian Krone	11,630,759	11,513,423	6/21/06	(117,336)
Swedish Krona	3,311,864	3,288,891	6/21/06	(22,973)
Swiss Franc	6,986,237	7,025,472	6/21/06	39,235

Total				$58,732

NOTES

(a) Percentages indicated are based on net assets of $274,644,615.

(b) The aggregate identified cost on a tax basis is $174,847,748, resulting in gross unrealized appreciation and depreciation of $105,485,565 and $1,414,476, respectively, or net unrealized appreciation of $104,071,089.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $4,212,962. Certain of these securities were sold prior to period-end. The fund received cash collateral of $4,427,170 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $20,275 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $20,829,334 and $18,780,060, respectively.

At March 31, 2006, liquid assets totaling $7,825,493 have been designated as collateral for open forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	4.6%
Belgium	2.0
Canada	2.5
China	1.0
France	10.1
Germany	5.3
Hong Kong	1.1
Ireland	2.6
Italy	3.6
Japan	24.7
Netherlands	5.9
Norway	6.2
Singapore	1.2
South Korea	2.8
Sweden	2.1
Switzerland	6.4
United Kingdom	15.5
United States	1.0
Other	1.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. On March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont] The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (98.7%)(a)
	Shares	Value
Aerospace and Defense (0.4%)
L-3 Communications Holdings, Inc.	23,600	$2,024,644

Airlines (1.9%)
AMR Corp. (NON)	68,000	1,839,400
JetBlue Airways Corp. (NON)	443,200	4,751,104
Southwest Airlines Co.	190,500	3,427,095
		10,017,599

Automotive (0.4%)
General Motors Corp.	90,100	1,916,427

Banking (10.4%)
Bank of America Corp.	406,300	18,502,902
Commerce Bancorp, Inc. (S)	304,300	11,152,595
U.S. Bancorp	429,200	13,090,600
Washington Mutual, Inc.	128,100	5,459,622
Wells Fargo & Co.	84,100	5,371,467
		53,577,186

Beverage (0.4%)
Coca-Cola Enterprises, Inc.	89,600	1,822,464

Biotechnology (0.6%)
Amgen, Inc. (NON) (S)	45,300	3,295,575

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	113,300	2,523,191

Building Materials (0.7%)
Sherwin Williams Co.	72,800	3,599,232

Cable Television (1.2%)
Comcast Corp. Class A (NON) (S)	245,900	6,432,744

Commercial and Consumer Services (0.2%)
Corporate Executive Board Co. (The)	10,700	1,079,630

Communications Equipment (0.4%)
Qualcomm, Inc. (S)	42,100	2,130,681

Computers (8.6%)
Apple Computer, Inc. (NON)	133,100	8,348,032
Cisco Systems, Inc. (NON)	479,100	10,382,097
Dell, Inc. (NON)	434,700	12,936,672
EMC Corp. (NON) (S)	292,400	3,985,412
Hewlett-Packard Co. (S)	266,600	8,771,140
		44,423,353

Conglomerates (0.6%)
Danaher Corp. (S)	49,800	3,164,790

Construction (0.5%)
Rinker Group, Ltd. (Australia)	182,200	2,557,679

Consumer Finance (6.2%)
Capital One Financial Corp. (S)	198,100	15,951,012
Countrywide Financial Corp. (S)	434,600	15,949,820
		31,900,832

Electric Utilities (0.5%)
Exelon Corp.	51,700	2,734,930

Electronics (2.6%)
Amphenol Corp. Class A	36,000	1,878,480
Microchip Technology, Inc.	34,700	1,259,610
Motorola, Inc.	222,400	5,095,184
Texas Instruments, Inc.	157,600	5,117,272
		13,350,546

Financial (5.7%)
American Express Co.	128,400	6,747,420
Citigroup, Inc.	333,300	15,741,759
Fannie Mae	57,300	2,945,220
Freddie Mac	69,800	4,257,800
		29,692,199

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	58,000	1,028,920

Health Care Services (5.5%)
Aetna, Inc.	83,700	4,113,018
Cardinal Health, Inc.	46,600	3,472,632
Community Health Systems, Inc. (NON)	60,600	2,190,690
Express Scripts, Inc. (NON)	28,200	2,478,780
HCA, Inc.	112,100	5,133,059
Health Management Associates, Inc. Class A	107,000	2,307,990
Lincare Holdings, Inc. (NON)	29,400	1,145,424
Quest Diagnostics, Inc.	44,200	2,267,460
UnitedHealth Group, Inc.	91,000	5,083,260
		28,192,313

Homebuilding (2.0%)
D.R. Horton, Inc. (S)	50,700	1,684,254
Lennar Corp.	47,900	2,892,202
NVR, Inc. (NON) (S)	7,940	5,867,263
		10,443,719

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	44,200	4,042,974

Insurance (6.0%)
ACE, Ltd. (Bermuda)	123,100	6,402,431
American International Group, Inc. (SEG)	185,500	12,259,695
Berkshire Hathaway, Inc. Class B (NON)	710	2,138,520
Everest Re Group, Ltd. (Barbados)	79,400	7,413,578
Genworth Financial, Inc. Class A (S)	85,820	2,868,963
		31,083,187

Investment Banking/Brokerage (3.2%)
Bear Stearns Cos., Inc. (The)	56,200	7,794,940
E*Trade Group, Inc. (NON)	114,400	3,086,512
Franklin Resources, Inc.	12,509	1,178,848
Janus Capital Group, Inc. (S)	185,400	4,295,718
		16,356,018

Leisure (0.9%)
Harley-Davidson, Inc.	86,700	4,497,996

Lodging/Tourism (1.4%)
Carnival Corp.	59,000	2,794,830
Las Vegas Sands Corp. (NON)	80,000	4,532,800
		7,327,630

Machinery (2.7%)
Caterpillar, Inc.	86,000	6,175,660
Cummins, Inc.	21,700	2,280,670
Deere (John) & Co. (S)	45,000	3,557,250
Parker-Hannifin Corp.	21,200	1,708,932
		13,722,512

Medical Technology (1.3%)
Becton, Dickinson and Co.	28,100	1,730,398
Boston Scientific Corp. (NON) (S)	213,500	4,921,175
		6,651,573

Metals (1.3%)
BHP Billiton PLC (United Kingdom)	63,285	1,154,076
Freeport-McMoRan Copper & Gold, Inc. Class B	11,200	669,424
Phelps Dodge Corp.	17,100	1,377,063
United States Steel Corp. (S)	57,300	3,476,964
		6,677,527

Oil & Gas (7.3%)
Apache Corp.	63,700	4,172,987
Devon Energy Corp.	74,700	4,569,399
EOG Resources, Inc.	51,500	3,708,000
Marathon Oil Corp.	56,000	4,265,520

Occidental Petroleum Corp.	72,100	6,680,065
Petro-Canada (Canada)	58,600	2,788,774
Suncor Energy, Inc. (Canada) (S)	53,300	4,105,166
Valero Energy Corp.	69,600	4,160,688
XTO Energy, Inc.	79,300	3,455,101
		37,905,700

Pharmaceuticals (5.0%)
Johnson & Johnson	244,600	14,485,212
Pfizer, Inc.	466,200	11,617,704
		26,102,916

Power Producers (0.6%)
AES Corp. (The) (NON) (S)	173,700	2,963,322

Publishing (2.1%)
McGraw-Hill Cos., Inc. (The)	95,800	5,519,996
R. H. Donnelley Corp. (NON)	55,700	3,243,411
Wiley (John) & Sons, Inc. Class A	62,300	2,358,055
		11,121,462

Restaurants (1.2%)
Red Robin Gourmet Burgers, Inc. (NON) (S)	56,500	2,666,800
Yum! Brands, Inc. (S)	71,200	3,478,832
		6,145,632

Retail (6.8%)
Abercrombie & Fitch Co. Class A	29,700	1,731,510
Barnes & Noble, Inc.	48,300	2,233,875
Bed Bath & Beyond, Inc. (NON)	89,800	3,448,320
Home Depot, Inc. (The)	264,100	11,171,430
Michaels Stores, Inc.	992	37,279
Office Depot, Inc. (NON)	40,200	1,497,048
OfficeMax, Inc.	17,100	515,907
Sears Holdings Corp. (NON)	18,900	2,499,336
Staples, Inc.	312,600	7,977,552
Timberland Co. (The) Class A (NON) (S)	13,853	474,188
Whole Foods Market, Inc.	54,300	3,607,692
		35,194,137

Semiconductor (0.1%)
Applied Materials, Inc.	29,200	515,672

Software (2.4%)
Adobe Systems, Inc. (NON)	82,300	2,873,916
Autodesk, Inc. (NON)	99,900	3,848,148
Oracle Corp. (NON) (S)	288,900	3,955,041
Red Hat, Inc. (NON)	68,100	1,905,438
		12,582,543

Technology Services (4.5%)
Accenture, Ltd. Class A (Bermuda)	98,600	2,964,902
eBay, Inc. (NON) (S)	151,800	5,929,308
Fair Isaac Corp.	76,300	3,023,006
Global Payments, Inc.	26,700	1,415,367
Google, Inc. Class A (NON)	10,500	4,095,000
VeriSign, Inc. (NON)	11,000	263,890
Yahoo!, Inc. (NON)	172,200	5,555,172
		23,246,645

Telecommunications (0.3%)
Sprint Nextel Corp.	64,800	1,674,432

Transportation Services (0.9%)
C.H. Robinson Worldwide, Inc.	21,300	1,045,617
United Parcel Service, Inc. Class B	43,600	3,460,968
		4,506,585

Trucks & Parts (0.4%)
PACCAR, Inc. (S)	30,200	2,128,496

Total common stocks (cost $441,825,313)		$510,355,613

SHORT-TERM INVESTMENTS (11.7%)(a)
	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	8,038,790	$8,038,790
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006

(d)	$52,800,194	52,688,705

Total short-term investments (cost $60,727,495)		$60,727,495
TOTAL INVESTMENTS
Total investments (cost $502,552,808)(b)		$571,083,108

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	9	$2,932,425	Jun-06	$(4,609)

NOTES

(a) Percentages indicated are based on net assets of $516,963,787.

(b) The aggregate identified cost on a tax basis is $505,675,362, resulting in gross unrealized appreciation and depreciation of $73,316,421 and $7,908,675, respectively, or net unrealized appreciation of $65,407,746.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $50,853,224. The fund received cash collateral of $52,688,705 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $22,785 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $18,753,923 and $10,909,900, respectively.

At March 31, 2006, liquid assets totaling $2,932,425 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Interpublic Group of Cos., Inc. (The) (NON)	65,950	$630,482

Aerospace and Defense (1.0%)
L-3 Communications Holdings, Inc.	10,890	934,253

Banking (11.0%)
City National Corp.	17,380	1,334,610
Colonial Bancgroup, Inc.	35,530	888,250
Comerica, Inc.	8,080	468,398
Compass Bancshares, Inc.	23,560	1,192,372
Cullen/Frost Bankers, Inc.	22,770	1,223,888
First Horizon National Corp.	22,800	949,620
Marshall & Ilsley Corp.	17,570	765,701
SVB Financial Group (NON)	13,530	717,767
TCF Financial Corp.	35,890	924,168
Webster Financial Corp.	17,900	867,434
Zions Bancorp.	14,020	1,159,875
		10,492,083

Beverage (1.5%)
Molson Coors Brewing Co. Class B	20,620	1,414,944

Building Materials (3.5%)
Sherwin Williams Co.	31,700	1,567,248
Vulcan Materials Co.	20,310	1,759,862
		3,327,110

Chemicals (1.0%)
Chemtura Corp.	81,740	962,897

Coal (1.5%)
CONSOL Energy, Inc.	18,900	1,401,624

Communications Equipment (1.4%)
Avaya, Inc. (NON)	117,420	1,326,846

Computers (1.1%)
Logitech International SA ADR (Switzerland) (NON)	26,160	1,040,122

Consumer Finance (2.1%)
AmeriCredit Corp. (NON)	65,810	2,022,341

Consumer Goods (2.6%)
Alberto-Culver Co.	41,020	1,814,315
Estee Lauder Cos., Inc. (The) Class A	17,630	655,660
		2,469,975

Containers (0.8%)
Ball Corp.	17,540	768,778

Electric Utilities (5.7%)
Ameren Corp.	11,370	566,453
American Electric Power Co., Inc.	19,640	668,153
Edison International	18,590	765,536
Energy East Corp.	23,300	566,190
PG&E Corp.	19,780	769,442
PPL Corp.	28,280	831,432
Progress Energy, Inc.	7,710	339,086
Wisconsin Energy Corp.	23,630	944,964
		5,451,256

Electrical Equipment (2.6%)
WESCO International, Inc. (NON)	36,030	2,450,400

Electronics (4.8%)
Amphenol Corp. Class A	25,220	1,315,980
Avnet, Inc. (NON)	37,130	942,359
Jabil Circuit, Inc. (NON)	37,810	1,620,537
W.W. Grainger, Inc.	8,950	674,383
		4,553,259

Energy (1.5%)
National-Oilwell, Inc. (NON)	23,000	1,474,760

Financial (1.6%)
CIT Group, Inc.	28,570	1,529,066

Health Care Services (6.4%)
AmerisourceBergen Corp.	40,750	1,967,003
DaVita, Inc. (NON)	16,690	1,004,905
Lincare Holdings, Inc. (NON)	27,580	1,074,517
Omnicare, Inc.	36,780	2,022,532
		6,068,957

Homebuilding (0.3%)
Toll Brothers, Inc. (NON)	7,870	272,538

Household Furniture and Appliances (1.8%)
Whirlpool Corp.	19,010	1,738,845

Insurance (1.8%)
Everest Re Group, Ltd. (Barbados)	13,440	1,254,893
Stancorp Financial Group	9,460	511,881
		1,766,774

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The)	9,560	1,325,972
Nuveen Investments, Inc. Class A	25,840	1,244,196
		2,570,168

Leisure (0.8%)
Brunswick Corp.	18,880	733,677

Machinery (2.6%)
Terex Corp. (NON) (SEG)	31,900	2,527,756

Metals (3.4%)
Phelps Dodge Corp.	20,340	1,637,980
United States Steel Corp.	27,130	1,646,248
		3,284,228

Natural Gas Utilities (0.4%)
National Fuel Gas Co.	12,960	424,051

Oil & Gas (5.9%)
Amerada Hess Corp.	5,820	828,768
EOG Resources, Inc.	16,120	1,160,640
Newfield Exploration Co. (NON)	48,580	2,035,502
Questar Corp.	11,090	776,855
Western Gas Resources, Inc.	16,800	810,600
		5,612,365

Pharmaceuticals (3.1%)
Mylan Laboratories, Inc.	64,860	1,517,724
Par Pharmaceutical Cos., Inc. (NON)	50,800	1,431,544
		2,949,268

Power Producers (0.5%)
AES Corp. (The) (NON)	27,060	461,644

Real Estate (6.5%)
Archstone-Smith Operating Trust (R)	18,420	898,343
CB Richard Ellis Group, Inc. Class A (NON)	21,640	1,746,348
CBL & Associates Properties (R)	16,980	720,801
General Growth Properties, Inc. (R)	20,380	995,971
Hospitality Properties Trust (R)	19,820	865,539
Host Marriott Corp. (R)	45,340	970,276
		6,197,278

Retail (8.4%)
Claire's Stores, Inc.	26,810	973,471
Office Depot, Inc. (NON)	63,910	2,380,008
Rite Aid Corp. (NON)	464,250	1,857,000
Ross Stores, Inc.	70,180	2,048,554
Timberland Co. (The) Class A (NON)	20,470	700,688
		7,959,721

Shipping (2.0%)

CNF Transportation, Inc.	26,950	1,345,883
YRC Worldwide, Inc. (NON)	14,860	565,572
		1,911,455

Software (1.7%)
McAfee, Inc. (NON)	66,400	1,615,512

Technology Services (1.4%)
Ingram Micro, Inc. Class A (NON)	69,010	1,380,200

Telecommunications (0.7%)
Earthlink, Inc. (NON)	68,350	652,743

Toys (1.5%)
Mattel, Inc.	76,810	1,392,565

Trucks & Parts (1.2%)
Autoliv, Inc. (Sweden)	20,460	1,157,622

Waste Management (1.0%)
Allied Waste Industries, Inc. (NON)	79,200	969,408

Total common stocks (cost $77,870,406)		$93,896,971
SHORT-TERM INVESTMENTS (2.3%)(a) (cost $2,235,843)
	Shares	Value
Putnam Prime Money Market Fund (e)	2,235,843	$2,235,843

TOTAL INVESTMENTS
Total investments (cost $80,106,249) (b)		$96,132,814

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
S&P 500 Index (Long)	2	$651,650	Jun-06	$(1,608)
S&P MidCap 400 Index Mini (Long)	7	558,880	Jun-06	18,571

Total				$16,963

NOTES

(a) Percentages indicated are based on net assets of $95,315,396.

(b) The aggregate identified cost on a tax basis is $80,244,398, resulting in gross unrealized appreciation and depreciation of $17,391,230 and $1,502,814, respectively, or net unrealized appreciation of $15,888,416.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $25,871 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $9,65,183 and $10,878,866, respectively.

At March 31, 2006, liquid assets totaling $1,210,705 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMERCIAL PAPER (59.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (46.6%)
Amstel Funding Corp.	4.834	8/2/06	$1,800,000	$1,770,970
Amstel Funding Corp.	4.797	5/31/06	4,000,000	3,968,400
Amstel Funding Corp.	4.652	6/20/06	3,000,000	2,969,667
Amstel Funding Corp.	4.618	4/6/06	3,000,000	2,998,083
Atlantic Asset Securitization, LLC	4.833	4/3/06	3,000,000	2,999,195
Atlantic Asset Securitization, LLC	4.624	4/11/06	2,381,000	2,377,964
Bank of America Corp.	4.899	6/21/06	3,000,000	2,967,330
Bank of America Corp.	4.799	8/3/06	3,000,000	2,951,588
Bank of America Corp.	4.776	5/10/06	3,000,000	2,984,595
Barton Capital, LLC	4.669	4/10/06	2,000,000	1,997,675
Bear Stearns Cos.	4.807	5/11/06	3,000,000	2,984,067
Bear Stearns Cos.	4.780	5/8/06	1,400,000	1,393,165
Bryant Park Funding, LLC	4.644	4/20/06	2,000,000	1,995,134
Bryant Park Funding, LLC	4.615	4/10/06	2,200,000	2,197,481
CHARTA, LLC	4.734	4/21/06	2,833,000	2,825,587
CHARTA, LLC	4.707	4/13/06	5,535,000	5,526,347
CHARTA, LLC	4.704	5/15/06	3,000,000	2,982,950
CHARTA, LLC	4.643	4/26/06	2,000,000	1,993,611
Citibank Credit Card Issuance Trust (Dakota)	4.818	5/11/06	3,500,000	3,481,372
Citibank Credit Card Issuance Trust (Dakota)	4.760	5/3/06	4,000,000	3,983,182
Citibank Credit Card Issuance Trust (Dakota)	4.624	4/6/06	1,000,000	999,361
Citibank Credit Card Issuance Trust (Dakota)	4.622	4/5/06	3,000,000	2,998,467
Citibank Credit Card Issuance Trust (Dakota)	4.621	4/4/06	2,000,000	1,999,233
Countrywide Financial Corp.	4.810	4/24/06	4,600,000	4,585,923
Countrywide Financial Corp.	4.807	4/20/06	4,000,000	3,989,888
CRC Funding, LLC	4.892	6/2/06	2,600,000	2,578,283
CRC Funding, LLC	4.887	6/1/06	2,000,000	1,983,581
CRC Funding, LLC	4.825	5/18/06	4,000,000	3,974,986
CRC Funding, LLC	4.659	4/20/06	2,500,000	2,493,891
CRC Funding, LLC	4.615	4/11/06	2,000,000	1,997,456
Curzon Funding, LLC	4.807	5/9/06	3,600,000	3,581,836
Curzon Funding, LLC	4.686	5/11/06	1,800,000	1,790,740
Curzon Funding, LLC	4.594	4/7/06	2,000,000	1,998,480
Curzon Funding, LLC 144A FRN	4.052	4/28/06	2,000,000	1,999,970
Goldman Sachs Group, Inc. (The)	4.837	10/24/06	2,500,000	2,433,193
Goldman Sachs Group, Inc. (The)	4.552	5/23/06	2,000,000	1,987,144
Govco, Inc.	4.968	8/25/06	3,775,000	3,700,748
Govco, Inc.	4.723	5/18/06	2,000,000	1,987,806
Govco, Inc.	4.647	6/23/06	5,000,000	4,947,618
Grampian Funding, LLC	5.081	9/26/06	2,000,000	1,951,001
Jupiter Securitization Corp.	4.802	5/3/06	4,900,000	4,879,180
Klio II Funding Corp.	4.889	6/13/06	3,500,000	3,465,720
Klio II Funding Corp.	4.795	5/26/06	1,000,000	992,758
Klio II Funding Corp.	4.643	4/27/06	8,344,000	8,316,264
Master Funding, LLC Ser. B	4.841	5/31/06	3,000,000	2,976,050
MBNA Credit Card Master Note Trust (Emerald)	4.862	5/16/06	4,000,000	3,975,850
MBNA Credit Card Master Note Trust (Emerald)	4.689	5/2/06	3,000,000	2,988,013
MBNA Credit Card Master Note Trust (Emerald)	4.667	4/25/06	4,000,000	3,987,653
NATC California, LLC (SunTrust Bank (Letter of Credit
(LOC)))	4,551	4/13/06	2,000,000	1,997,000
Park Granada, LLC	4.714	4/27/06	3,000,000	2,989,860
Park Granada, LLC	4.686	4/28/06	3,000,000	2,989,538
Preferred Receivables Funding Corp.	4.660	4/11/06	3,000,000	2,996,133
Thunder Bay Funding, Inc.	4.560	4/17/06	3,408,000	3,401,169
Windmill Funding Corp.	4.715	5/2/06	3,016,000	3,003,846
Windmill Funding Corp.	4.650	4/10/06	2,000,000	1,997,685
				162,284,687

Foreign (12.4%)
Atlantis One Funding Corp. (Netherlands)	4.755	5/23/06	2,500,000	2,483,028
Atlantis One Funding Corp. (Netherlands)	4.521	4/12/06	3,000,000	2,995,903
Bank of Ireland (Ireland)	4.608	4/6/06	2,600,000	2,598,346
Danske Corp. (Denmark)	4.796	10/30/06	1,700,000	1,653,699
DnB NOR BANK ASA (Norway)	4.571	4/5/06	5,000,000	4,997,466
ED & F Man Treasury Management (Societe Generale
(LOC)) (France)	4,803	4/3/06	2,000,000	1,999,467
HBOS Treasury Services PLC (United Kingdom)	4.725	5/9/06	2,605,000	2,592,131
Nordea North America, Inc. (Sweden)	4.694	4/25/06	2,438,000	2,430,426
Spintab AB (Sweden)	4.667	4/26/06	1,900,000	1,893,891
Spintab AB (Sweden)	4.653	4/19/06	2,000,000	1,995,380
Svenska Handelsbanken, Inc. (Sweden)	4.710	4/5/06	2,100,000	2,098,903
Toyota Motor Credit Corp. (Japan)	4.611	4/7/06	3,000,000	2,997,705
Tulip Funding Corp. (Netherlands)	4.887	6/1/06	1,609,000	1,595,804
Tulip Funding Corp. (Netherlands)	4.593	4/24/06	3,000,000	2,991,298
Westpac Banking Corp. (Australia)	4.694	5/15/06	3,000,000	2,982,987
Westpac Banking Corp. (Australia)	4.673	5/9/06	5,000,000	4,975,617
				43,282,051

Total commercial paper (cost $205,566,738)				$205,566,738

CERTIFICATES OF DEPOSIT (20.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (3.9%)
Citibank, N.A. Ser. CD	4.700	5/16/06	$2,000,000	$2,000,000
SunTrust Bank	3.975	7/5/06	2,000,000	1,997,904
SunTrust Bank FRN, Ser. CD	4.763	9/26/06	4,000,000	3,999,842
SunTrust Bank FRN, Ser. CD	4.691	5/12/06	3,750,000	3,750,000
SunTrust Bank FRN, Ser. CD	4.641	2/9/07	2,000,000	1,999,831
				13,747,577

Foreign (16.1%)
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	4.774	4/4/07	2,000,000	1,999,605
BNP Paribas FRN, Ser. YCD (France)	4.690	6/19/06	3,000,000	2,999,324
Canadian Imperial Bank of Commerce FRN, Ser. YCD
(Canada)	4.980	9/15/06	3,000,000	3,000,967
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada)	4.780	4/23/07	4,000,000	4,000,000
Credit Suisse New York FRN, Ser. YCD (Switzerland)	4.796	7/18/06	3,000,000	3,000,414
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	3,000,000	2,998,544
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	2,000,000	1,998,293
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07	3,000,000	2,999,274
Deutsche Bank AG Ser. ECD (Germany)	4.760	11/8/06	3,000,000	2,999,454
Dexia Credit Local FRN, Ser. YCD (Belgium)	4.670	8/14/06	1,600,000	1,599,581
Dexia Credit Local FRN, Ser. YCD (Belgium)	4.580	10/3/06	3,000,000	2,999,697
Fortis Bank NY Ser. YCD (Belgium)	3.950	4/21/06	3,000,000	3,000,000
Societe Generale Ser. ECD (France)	4.800	12/6/06	2,000,000	1,998,713
Societe Generale Ser. ECD (France)	4.760	5/2/06	2,000,000	2,000,000
Societe Generale Ser. ECD (France)	4.750	8/30/06	2,000,000	2,000,000
Societe Generale Ser. ECD (France)	3.900	4/18/06	5,640,000	5,639,980
Svenska Handelsbanken FRN (Sweden)	4.716	9/20/06	3,750,000	3,749,649
Svenska Handelsbanken FRN, Ser. YCD1 (Sweden)	4.560	4/3/06	5,000,000	4,998,495
Svenska Handelsbanken Ser. YCD (Sweden)	4.783	12/5/06	1,900,000	1,898,366
				55,880,356

Total certificates of deposit (cost $69,627,933)				$69,627,933

CORPORATE BONDS AND NOTES (14.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (10.5%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN	4.688	5/10/07	$2,000,000	$2,000,000
Citigroup, Inc. notes	5.750	5/10/06	4,000,000	4,005,126
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.590	6/2/06	8,000,000	8,001,286
Merrill Lynch & Co., Inc. FRN, Ser. C	4.729	4/16/07	1,500,000	1,500,000
Morgan Stanley Dean Witter & Co. FRN	4.930	11/24/06	4,000,000	4,004,334
National City Bank FRN, Ser. BKNT	4.818	7/26/06	8,000,000	8,000,966
National City Bank FRN, Ser. BKNT	4.783	6/2/06	4,750,000	4,749,525
Wells Fargo & Co. FRN	4.980	6/12/06	1,470,000	1,470,000
Wells Fargo & Co. FRN, Ser. MTN	4.600	5/3/07	2,800,000	2,800,451
				36,531,688

Foreign (4.0%)
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland)	4.746	4/20/07	2,000,000	2,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN (United
Kingdom)	4.661	5/9/07	3,000,000	3,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom)	4.729	4/16/07	5,000,000	5,000,000
Nordea Bank AB 144A FRN (Sweden)	4.700	5/11/07	2,000,000	2,000,000
Westpac Banking Corp. 144A FRN (Australia)	4.721	4/16/07	2,000,000	2,000,000
				14,000,000

Total corporate bonds and notes (cost $50,531,688)				$50,531,688

ASSET BACKED SECURITIES (1.1%)(a) (cost $3,854,948)

	Yield (%)	Maturity date	Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A,
Class A1MM (Cayman Islands)	4.851	12/28/18	$3,854,948	$3,854,948

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae FRN	4.550	9/7/06	$1,750,000	$1,748,450
Federal Farm Credit Bank FRB	4.686	7/20/06	2,000,000	1,999,248

Total U.S. government agency obligations (cost $3,747,698)				$3,747,698

SHORT-TERM INVESTMENTS (4.3%)(a) (cost $14,980,000)

	Principal amount	Value

Interest in $582,000,000 joint tri-party repurchase
agreement dated March 31, 2006 with UBS Securities,
LLC due April 3, 2006 with respect to various U.S.
Government obligations -- maturity value
of $14,986,029 for an effective yield of 4.83%
(collateralized by Fannie Mae and Freddie Mac securities with yields ranging from 3.50% to 12.00% and due dates
ranging from July 1, 2006 to April 1, 2036, valued
at $593,642,766)	$14,980,000	$14,980,000

TOTAL INVESTMENTS

Total investments (cost $348,309,005)(b)		$348,309,005

NOTES

(a) Percentages indicated are based on net assets of $348,164,519.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	2.9%
Belgium	2.2
Canada	2.0
Cayman Islands	1.1
Denmark	0.5
France	4.8
Germany	3.1
Ireland	1.3
Japan	0.9
Netherlands	2.9
Norway	1.4
Sweden	6.0
Switzerland	0.9
United Kingdom	3.6
United States	66.4

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment
Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (100.2%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Cos., Inc. (The) (NON)	2,101	$20,086

Aerospace and Defense (4.3%)
Boeing Co. (The)	310,500	24,197,265
L-3 Communications Holdings, Inc.	82,300	7,060,517
Lockheed Martin Corp.	157,000	11,795,410
Precision Castparts Corp.	93,500	5,553,900
Raytheon Co.	259,100	11,877,144
Rockwell Collins, Inc.	104,600	5,894,210
		66,378,446

Airlines (0.6%)
Southwest Airlines Co.	500,227	8,999,084

Automotive (0.5%)
Oshkosh Truck Corp.	112,000	6,970,880

Banking (1.6%)
Commerce Bancorp, Inc.	132,900	4,870,785
UnionBanCal Corp.	82,700	5,802,232
Washington Mutual, Inc.	206,177	8,787,264
Zions Bancorp.	53,500	4,426,055
		23,886,336

Beverage (2.3%)
Pepsi Bottling Group, Inc. (The)	127,400	3,871,686
PepsiCo, Inc.	551,600	31,876,964
		35,748,650

Biotechnology (3.3%)
Affymetrix, Inc. (NON)	88,500	2,914,305
Amgen, Inc. (NON)	264,000	19,206,000
Biogen Idec, Inc. (NON)	155,100	7,305,210
Celgene Corp. (NON)	122,800	5,430,216
Genzyme Corp. (NON)	194,000	13,040,680
Invitrogen Corp. (NON)	45,800	3,211,954
		51,108,365

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON)	319,900	7,124,173

Building Materials (0.6%)
Sherwin-Williams Co. (The)	100,600	4,973,664
USG Corp. (NON)	49,800	4,729,008
		9,702,672

Commercial and Consumer Services (2.4%)
Administaff, Inc.	155,600	8,458,416
Corporate Executive Board Co. (The)	204,311	20,614,980
Monster Worldwide, Inc. (NON)	119,800	5,973,228
Robert Half International, Inc.	59,200	2,285,712
		37,332,336

Communications Equipment (1.0%)
Comtech Telecommunications Corp. (NON)	106,300	3,100,771
Harris Corp.	171,200	8,096,048
Nokia OYJ ADR (Finland)	190,800	3,953,376
		15,150,195

Computers (7.2%)
Anixter International, Inc.	65,400	3,124,812
Apple Computer, Inc. (NON)	380,900	23,890,048
Cisco Systems, Inc. (NON)	1,679,100	36,386,097
EMC Corp. (NON)	486,600	6,632,358
Emulex Corp. (NON)	334,000	5,708,060
Intergraph Corp. (NON)	154,000	6,415,640
j2 Global Communications, Inc. (NON)	138,100	6,490,700
Network Appliance, Inc. (NON)	314,500	11,331,435
Palm, Inc. (NON)	241,000	5,581,560
Western Digital Corp. (NON)	249,000	4,838,070
		110,398,780

Conglomerates (0.3%)
Danaher Corp.	64,900	4,124,395

Consumer Cyclicals (2.1%)
Black & Decker Manufacturing Co.	258,800	22,487,132
Harman International Industries, Inc.	81,300	9,034,869
		31,522,001

Consumer Finance (1.3%)
Accredited Home Lenders Holding Co. (NON)	85,300	4,365,654
Capital One Financial Corp.	111,400	8,969,928

Countrywide Financial Corp.	181,100	6,646,370
		19,981,952

Consumer Goods (0.8%)
Colgate-Palmolive Co.	107,900	6,161,090
Newell Rubbermaid, Inc.	228,900	5,765,991
		11,927,081

Consumer Services (1.7%)
Alliance Data Systems Corp. (NON)	335,200	15,677,304
Ceridian Corp. (NON)	256,300	6,522,835
Labor Ready, Inc. (NON)	166,100	3,978,095
		26,178,234

Electrical Equipment (0.5%)
WESCO International, Inc. (NON)	111,600	7,589,916

Electronics (4.3%)
Arrow Electronics, Inc. (NON)	184,300	5,947,361
Avnet, Inc. (NON)	143,700	3,647,106
Freescale Semiconductor, Inc. Class A (NON)	239,500	6,660,495
Intel Corp.	429,300	8,306,955
Komag, Inc. (NON)	120,139	5,718,616
Microchip Technology, Inc.	75,000	2,722,500
Motorola, Inc.	221,700	5,079,147
National Semiconductor Corp.	108,500	3,020,640
NVIDIA Corp. (NON)	37,600	2,152,976
SanDisk Corp. (NON)	47,600	2,737,952
Silicon Laboratories, Inc. (NON)	148,135	8,140,018
Texas Instruments, Inc.	362,900	11,783,363
		65,917,129

Energy (3.4%)
BJ Services Co.	204,600	7,079,160
Cooper Cameron Corp. (NON)	533,800	23,529,904
Helix Energy Solutions Group, Inc. (NON)	193,200	7,322,280
Pride International, Inc. (NON)	177,300	5,528,214
Superior Energy Services (NON)	158,900	4,256,931
Unit Corp. (NON)	86,100	4,800,075
		52,516,564

Engineering & Construction (0.3%)
Jacobs Engineering Group, Inc. (NON)	59,300	5,143,682

Entertainment (0.3%)
Dreamworks Animation SKG, Inc. Class A (NON)	191,900	5,075,755

Environmental (0.2%)
Clean Harbors, Inc. (NON)	106,400	3,156,888

Financial (1.9%)
American Express Co.	81,500	4,282,825
Chicago Mercantile Exchange Holdings, Inc. (The)	8,300	3,714,250
Moody's Corp.	303,900	21,716,694
		29,713,769

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	196,600	3,487,684

Health Care Services (6.3%)
AmerisourceBergen Corp.	145,600	7,028,112
Caremark Rx, Inc. (NON)	140,500	6,909,790
Express Scripts, Inc. (NON)	130,900	11,506,110
Hologic, Inc. (NON)	124,300	6,880,005
McKesson Corp.	303,200	15,805,816
Pediatrix Medical Group, Inc. (NON)	64,400	6,610,016
Pharmaceutical Product Development, Inc.	176,800	6,119,048
Sierra Health Services, Inc. (NON)	206,000	8,384,200
UnitedHealth Group, Inc.	153,600	8,580,096
WellPoint, Inc. (NON)	249,600	19,326,528
		97,149,721

Homebuilding (0.8%)
NVR, Inc. (NON)	16,400	12,118,780

Household Furniture and Appliances (0.4%)
Select Comfort Corp. (NON)	170,900	6,759,095

Insurance (1.7%)
Everest Re Group, Ltd. (Barbados)	32,000	2,987,840
Selective Insurance Group	76,400	4,049,200
W.R. Berkley Corp.	233,550	13,559,913
Zenith National Insurance Corp.	121,300	5,838,169
		26,435,122

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	121,800	16,893,660
Calamos Asset Management, Inc. Class A	152,300	5,696,020
Goldman Sachs Group, Inc. (The)	64,300	10,092,528
Lazard, Ltd. Class A (Bermuda)	168,600	7,460,550
Legg Mason, Inc.	28,610	3,585,691
Lehman Brothers Holdings, Inc.	73,900	10,680,767
		54,409,216

Leisure (0.6%)
Harley-Davidson, Inc.	169,700	8,804,036

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	137,300	6,285,594

Machinery (1.4%)
Cummins, Inc.	59,100	6,211,410
JLG Industries, Inc.	131,800	4,058,122
Parker-Hannifin Corp.	60,900	4,909,149
Timken Co.	171,000	5,518,170
		20,696,851

Manufacturing (0.4%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	101,700	6,136,578

Medical Technology (6.5%)
Becton, Dickinson and Co.	204,100	12,568,478
C.R. Bard, Inc.	176,700	11,982,027
Charles River Laboratories International, Inc. (NON)	88,500	4,338,270
Dade Behring Holdings, Inc.	134,000	4,785,140
Kinetic Concepts, Inc. (NON)	242,800	9,996,076
Medtronic, Inc.	204,100	10,358,075
Millipore Corp. (NON)	71,900	5,253,014
Respironics, Inc. (NON)	195,200	7,595,232
St. Jude Medical, Inc. (NON)	392,600	16,096,600
Techne Corp. (NON)	62,000	3,728,680
Varian Medical Systems, Inc. (NON)	165,200	9,277,632
Waters Corp. (NON)	74,500	3,214,675
		99,193,899

Metals (2.6%)
Century Aluminum Co. (NON)	64,900	2,755,005
Freeport-McMoRan Copper & Gold, Inc. Class B	221,100	13,215,147
Phelps Dodge Corp.	218,800	17,619,964
Steel Dynamics, Inc.	105,800	6,002,034
		39,592,150

Oil & Gas (3.8%)
Burlington Resources, Inc.	108,500	9,972,235
Exxon Mobil Corp.	120,000	7,303,200
Frontier Oil Corp.	371,100	22,024,785
KCS Energy, Inc. (NON)	149,400	3,884,400
Noble Energy, Inc.	92,100	4,045,032
Sunoco, Inc.	2,869	222,548
Tesoro Petroleum Corp.	104,700	7,155,198
Valero Energy Corp.	53,800	3,216,164
		57,823,562

Pharmaceuticals (4.5%)
Allergan, Inc.	133,700	14,506,450
Barr Pharmaceuticals, Inc. (NON)	322,400	20,304,752
Cephalon, Inc. (NON)	102,100	6,151,525
Endo Pharmaceuticals Holdings, Inc. (NON)	195,100	6,401,231
Johnson & Johnson	309,500	18,328,590
Mylan Laboratories, Inc.	158,400	3,706,560
		69,399,108

Publishing (1.0%)
McGraw-Hill Companies, Inc. (The)	166,400	9,587,968
R. H. Donnelley Corp. (NON)	110,900	6,457,707
		16,045,675

Railroads (0.6%)
Canadian National Railway Co. (Canada)	191,400	8,666,592

Real Estate (0.7%)
Brookfield Homes Corp.	48,200	2,499,652
CB Richard Ellis Group, Inc. Class A (NON)	100,300	8,094,210
		10,593,862

Restaurants (0.6%)
Darden Restaurants, Inc.	160,000	6,564,800
Panera Bread Co. (NON)	35,600	2,676,408
		9,241,208

Retail (8.3%)
American Eagle Outfitters, Inc.	533,900	15,942,254
Barnes & Noble, Inc.	121,800	5,633,250
Best Buy Co., Inc.	248,250	13,884,623
Claire's Stores, Inc.	431,229	15,657,925
Dollar Tree Stores, Inc. (NON)	129,300	3,577,731
Guess ?, Inc. (NON)	131,800	5,154,698
Home Depot, Inc. (The)	601,500	25,443,450
Lowe's Cos., Inc.	222,000	14,305,680
Pantry, Inc. (The) (NON)	103,500	6,457,365
Staples, Inc.	819,100	20,903,432
		126,960,408

Semiconductor (1.2%)
Lam Research Corp. (NON)	278,800	11,988,400
Photronics, Inc. (NON)	311,600	5,845,616
		17,834,016

Software (7.6%)
Adobe Systems, Inc. (NON)	458,800	16,021,296
Amdocs, Ltd. (Guernsey) (NON)	85,400	3,079,524
Autodesk, Inc. (NON)	132,000	5,084,640
BMC Software, Inc. (NON)	141,000	3,054,060
Citrix Systems, Inc. (NON)	386,900	14,663,510
McAfee, Inc. (NON)	318,000	7,736,940
Microsoft Corp.	1,836,600	49,973,886
MicroStrategy, Inc. (NON)	72,000	7,580,880
Symantec Corp. (NON)	576,500	9,702,495
		116,897,231

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	369,111	11,099,168
Fair Isaac Corp.	105,300	4,171,986
Global Payments, Inc.	140,800	7,463,808
Google, Inc. Class A (NON)	42,800	16,692,000
		39,426,962

Telecommunications (0.4%)
Brightpoint, Inc. (NON)	204,700	6,357,982

Textiles (1.8%)
NIKE, Inc. Class B	238,100	20,262,310
Phillips-Van Heusen Corp.	179,100	6,843,410
		27,105,720

Tire & Rubber (0.4%)
Goodyear Tire & Rubber Co. (The) (NON)	382,300	5,535,704

Tobacco (0.4%)
Reynolds American, Inc.	62,200	6,562,100

Total common stocks (cost $1,274,291,233)		$1,535,186,225

SHORT-TERM INVESTMENTS (0.6%)(a) (cost $9,390,928)
	Shares	Value
Putnam Prime Money Market Fund (e)	9,390,928	$9,390,928

TOTAL INVESTMENTS

Total investments (cost $1,283,682,161) (b)		$1,544,577,153

NOTES

(a) Percentages indicated are based on net assets of $1,532,366,116.

(b) The aggregate identified cost on a tax basis is $1,285,057,212, resulting in gross unrealized appreciation and depreciation of $287,604,988 and $28,085,047, respectively, or net unrealized appreciation of $259,519,941.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $97,942 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $72,088,500 and $62,697,572, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and Defense (3.8%)
Boeing Co. (The)	67,500	$5,260,275
Lockheed Martin Corp.	274,568	20,628,294
		25,888,569

Airlines (1.6%)
Southwest Airlines Co.	611,200	10,995,488

Banking (9.3%)
Bank of America Corp.	666,100	30,334,195
Commerce Bancorp, Inc.	198,100	7,260,365
U.S. Bancorp	603,600	18,409,800
Washington Mutual, Inc.	167,500	7,138,850
		63,143,210

Building Materials (1.9%)
Masco Corp.	394,700	12,823,803

Chemicals (3.7%)
Dow Chemical Co. (The)	154,900	6,288,940
E.I. du Pont de Nemours & Co.	169,300	7,146,153
Huntsman Corp. (NON)	166,000	3,203,800
Rohm & Haas Co.	168,000	8,210,160
		24,849,053

Computers (3.3%)
Dell, Inc. (NON)	169,000	5,029,440
Hewlett-Packard Co.	526,600	17,325,140
		22,354,580

Conglomerates (5.2%)
Textron, Inc.	142,811	13,337,119
Tyco International, Ltd. (Bermuda)	802,500	21,571,200
		34,908,319

Consumer Finance (2.8%)
Capital One Financial Corp.	98,600	7,939,272
Countrywide Financial Corp.	305,900	11,226,530
		19,165,802

Consumer Services (0.4%)
Service Corporation International	374,600	2,921,880

Containers (0.5%)
Owens-Illinois, Inc. (NON)	175,900	3,055,383

Electric Utilities (4.3%)
Great Plains Energy, Inc.	119,900	3,375,185
PG&E Corp.	453,370	17,636,093
Sierra Pacific Resources (NON)	570,931	7,884,557
		28,895,835

Electronics (0.8%)
Motorola, Inc.	238,700	5,468,617

Financial (5.1%)
Citigroup, Inc.	541,600	25,579,768
Freddie Mac	149,500	9,119,500
		34,699,268

Health Care Services (2.4%)
Cardinal Health, Inc.	97,200	7,243,344
CIGNA Corp.	68,300	8,921,346
		16,164,690

Homebuilding (0.5%)
Lennar Corp.	53,000	3,200,140

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	55,800	5,104,026

Insurance (9.8%)
ACE, Ltd. (Bermuda)	238,400	12,399,184
American International Group, Inc.	195,500	12,920,595
Berkshire Hathaway, Inc. Class B (NON)	2,585	7,786,020
Chubb Corp. (The)	208,500	19,899,240
Genworth Financial, Inc. Class A	395,640	13,226,245
		66,231,284

Leisure (1.2%)
Brunswick Corp.	205,500	7,985,730

Manufacturing (0.8%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	124,100	5,186,139

Media (1.5%)
Walt Disney Co. (The)	358,400	9,995,776

Medical Technology (1.5%)
Boston Scientific Corp. (NON)	295,700	6,815,885
PerkinElmer, Inc.	151,100	3,546,317
		10,362,202

Metals (1.5%)
Alcoa, Inc.	324,700	9,922,832

Natural Gas Utilities (1.0%)
Southern Union Co.	269,000	6,679,270

Oil & Gas (10.4%)
Amerada Hess Corp.	23,900	3,403,360
Chevron Corp.	296,300	17,176,511
Exxon Mobil Corp.	445,000	27,082,700
Marathon Oil Corp.	104,800	7,982,616
Occidental Petroleum Corp.	81,600	7,560,240
Valero Energy Corp.	120,800	7,221,424
		70,426,851

Pharmaceuticals (3.8%)
Pfizer, Inc.	1,033,200	25,747,344

Photography/Imaging (1.5%)
Xerox Corp. (NON)	680,900	10,349,680

Publishing (1.5%)
R. R. Donnelley & Sons Co.	302,300	9,891,256

Railroads (1.3%)
Norfolk Southern Corp.	167,300	9,045,911

Regional Bells (1.5%)
Verizon Communications, Inc.	307,300	10,466,638

Restaurants (2.0%)
McDonald's Corp.	394,100	13,541,276

Retail (7.7%)
Foot Locker, Inc.	136,900	3,269,172
Home Depot, Inc. (The)	309,700	13,100,310
Office Depot, Inc. (NON)	105,500	3,928,820
Rite Aid Corp. (NON) (S)	1,027,700	4,110,800
Supervalu, Inc.	214,400	6,607,808
Wal-Mart Stores, Inc.	443,800	20,965,112
		51,982,022

Software (0.8%)
Oracle Corp. (NON)	409,200	5,601,948

Tobacco (2.9%)
Altria Group, Inc.	272,900	19,337,694

Toys (0.9%)
Mattel, Inc.	319,100	5,785,283

Waste Management (1.1%)

Waste Management, Inc.	211,300	7,458,890

Total common stocks (cost $526,028,546)		$669,636,689

SHORT-TERM INVESTMENTS (1.6%)(a)

	Principal amount /	Value
	shares

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)	$1,503,174	$1,500,000
Putnam Prime Money Market Fund (e)	9,093,602	9,093,602

Total short-term investments (cost $10,593,602)		$10,593,602

TOTAL INVESTMENTS

Total investments (cost $536,622,148) (b)		$680,230,291

NOTES

(a) Percentages indicated are based on net assets of $675,934,255.

(b) The aggregate identified cost on a tax basis is $541,180,169, resulting in gross unrealized appreciation and depreciation of $145,207,298 and $6,157,176, respectively, or net unrealized appreciation of $139,050,122.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $1,194,000. The fund received cash collateral of $1,500,000, which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $48,301 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $37,223,069 and $31,668,363, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and Defense (4.1%)
Aeroflex, Inc. (NON)	57,500	$789,475
Alliant Techsystems, Inc. (NON)	9,100	702,247
Armor Holdings, Inc. (NON)	18,193	1,060,470
L-3 Communications Holdings, Inc.	9,600	823,584
Orbital Sciences Corp. (NON)	31,738	502,095
		3,877,871

Automotive (1.1%)
Oshkosh Truck Corp.	16,200	1,008,288

Banking (2.7%)
Commerce Bancorp, Inc.	12,683	464,832
Compass Bancshares, Inc.	7	354
Corus Bankshares, Inc.	15,100	897,544
UnionBanCal Corp.	16,500	1,157,640
		2,520,370

Biotechnology (2.4%)
Amylin Pharmaceuticals, Inc. (NON)	6,900	337,755
Invitrogen Corp. (NON)	8,700	610,131
MedImmune, Inc. (NON)	36,600	1,338,828
		2,286,714

Building Materials (1.0%)
Sherwin Williams Co.	19,900	983,856

Coal (0.7%)
Peabody Energy Corp.	13,200	665,412

Commercial and Consumer Services (4.2%)
ARAMARK Corp. Class B	18,200	537,628
Consolidated Graphics, Inc. (NON)	9,100	474,292
Corporate Executive Board Co. (The)	5,000	504,500
John H. Harland Co.	10,500	412,650
Manpower, Inc.	23,000	1,315,140
West Corp. (NON)	15,200	678,832
		3,923,042

Communications Equipment (1.0%)
Avaya, Inc. (NON)	83,400	942,420
Comverse Technology, Inc. (NON)	13	306
		942,726

Computers (4.4%)
Mentor Graphics Corp. (NON)	41,200	455,260
NCR Corp. (NON)	14,600	610,134
Netgear, Inc. (NON)	37,900	720,479
Palm, Inc. (NON)	54,200	1,255,272
Seagate Technology (Cayman Islands) (NON)	27,600	726,708
Western Digital Corp. (NON)	20,758	403,328
		4,171,181

Consumer Goods (0.7%)
American Greetings Corp. Class A	15,900	343,758
Blyth Industries, Inc.	17,100	359,442
		703,200

Consumer Services (2.7%)
Interline Brands, Inc. (NON)	48,900	1,233,747
Labor Ready, Inc. (NON)	34,300	821,485
Stamps.com, Inc. (NON)	12,600	444,276
		2,499,508

Electrical Equipment (3.1%)
Lincoln Electric Holdings, Inc.	16,100	869,239
Rofin-Sinar Technologies, Inc. (NON)	15,200	822,776
WESCO International, Inc. (NON)	18,400	1,251,384
		2,943,399

Electronics (5.7%)
Agere Systems, Inc. (NON)	65,000	977,600
Amphenol Corp. Class A	18,600	970,548
Bookham, Inc. (NON)	39,600	377,784
Freescale Semiconductor, Inc. Class A (NON)	16,900	469,989
General Cable Corp. (NON)	26,900	815,877
Microchip Technology, Inc.	25,900	940,170
RF Micro Devices, Inc. (NON)	91,600	792,340
		5,344,308

Energy (5.6%)
Cooper Cameron Corp. (NON)	17,600	775,808
Helix Energy Solutions Group, Inc. (NON)	16,100	610,190
Hercules Offshore, Inc. (NON)	11,700	397,917
Patterson-UTI Energy, Inc.	16,600	530,536
Pride International, Inc. (NON)	24,900	776,382
Rowan Cos., Inc.	16,000	703,360
Unit Corp. (NON)	12,600	702,450
Veritas DGC, Inc. (NON)	17,100	776,169
		5,272,812

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	2,530	93,585

Entertainment (--%)
Speedway Motorsports, Inc.	100	3,821

Forest Products and Packaging (0.8%)
Crown Holdings, Inc. (NON)	44,800	794,752

Gaming & Lottery (0.6%)
Ameristar Casinos, Inc.	22,100	569,959

Health Care Services (5.0%)
Bio-Rad Laboratories, Inc. Class A (NON)	7,400	461,390
Cerner Corp. (NON)	21,200	1,005,940
Healthspring, Inc. (NON)	4,120	76,673
Henry Schein, Inc. (NON)	10,300	492,958
Laboratory Corp. of America Holdings (NON)	8,600	502,928
Pediatrix Medical Group, Inc. (NON)	11,400	1,170,096
Sierra Health Services, Inc. (NON)	24,100	980,870
		4,690,855

Homebuilding (0.6%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	14,600	515,818

Insurance (3.2%)
AmerUs Group Co.	8,000	481,920
Safety Insurance Group, Inc.	10,000	456,600
W.R. Berkley Corp.	20,600	1,196,036
Zenith National Insurance Corp.	17,700	851,901
		2,986,457

Investment Banking/Brokerage (1.1%)
Calamos Asset Management, Inc. Class A	13,500	504,900
Nuveen Investments, Inc. Class A	10,454	503,360
Thomas Weisel Partners Group, Inc. (NON)	2,010	44,019
		1,052,279

Leisure (0.6%)
Brunswick Corp.	13,300	516,838

Machinery (3.9%)
Cummins, Inc.	5,300	557,030
JLG Industries, Inc.	22,500	692,775
Parker-Hannifin Corp.	11,500	927,015
Timken Co.	23,300	751,891
Wabtec Corp.	23,100	753,060
		3,681,771

Manufacturing (0.8%)
Dover Corp.	14,500	704,120

Medical Technology (7.1%)
C.R. Bard, Inc.	13,900	942,559
Charles River Laboratories International, Inc. (NON)	15,100	740,202
Dade Behring Holdings, Inc.	25,200	899,892
Kinetic Concepts, Inc. (NON)	21,215	873,422
LCA-Vision, Inc.	19,400	972,134

Mentor Corp.	12,300	557,313
Sybron Dental Specialties, Inc. (NON)	19,700	812,428
Varian Medical Systems, Inc. (NON)	15,100	848,016
		6,645,966

Metals (4.9%)
Agnico-Eagle Mines, Ltd. (Canada)	31,000	943,950
Cameco Corp. (Canada)	18,200	655,200
Coeur d'Alene Mines Corp. (NON)	72,100	472,976
Freeport-McMoRan Copper & Gold, Inc. Class B	21,100	1,261,147
Goldcorp, Inc. (Toronto Exchange) (Canada)	18,000	526,500
Steel Dynamics, Inc.	12,552	712,075
		4,571,848

Oil & Gas (3.5%)
Giant Industries, Inc. (NON)	10,700	744,078
Noble Energy, Inc.	19,900	874,008
Sunoco, Inc.	12,800	992,895
Universal Compression Holdings, Inc. (NON)	9,600	486,432
Western Refining, Inc.	9,110	196,958
		3,294,371

Pharmaceuticals (3.5%)
Barr Pharmaceuticals, Inc. (NON)	15,600	982,488
Cephalon, Inc. (NON)	12,400	747,100
Hospira, Inc. (NON)	29,800	1,175,908
Watson Pharmaceuticals, Inc. (NON)	12,100	347,754
		3,253,250

Publishing (1.2%)
R. H. Donnelley Corp. (NON)	18,800	1,094,724

Real Estate (1.5%)
CB Richard Ellis Group, Inc. Class A (NON)	17,000	1,371,900

Restaurants (1.2%)
Domino's Pizza, Inc.	28,400	810,820
Jack in the Box, Inc. (NON)	7,052	306,762
Morton's Restaurant Group, Inc. (NON)	3,000	52,140
		1,169,722

Retail (4.2%)
Aeropostale, Inc. (NON)	28,500	859,560
American Eagle Outfitters, Inc.	14,600	435,956
Michaels Stores, Inc.	18,500	695,230
New York & Company, Inc. (NON)	28,900	431,766
Pacific Sunwear of California, Inc. (NON)	20,200	447,632
Pantry, Inc. (The) (NON)	11,600	723,724
Stein Mart, Inc.	21,600	376,272
		3,970,140

Schools (1.0%)
Career Education Corp. (NON) (SEG)	24,300	916,839

Semiconductor (1.2%)
Lam Research Corp. (NON)	14,100	606,300
Nextest Systems Corp. (NON)	13,970	226,454
Sigmatel, Inc. (NON)	37,575	328,406
		1,161,160

Shipping (0.7%)
J. B. Hunt Transport Services, Inc.	28,500	613,890

Software (4.7%)
Blackboard, Inc. (NON)	21,300	605,133
Cadence Design Systems, Inc. (NON)	33,400	617,565
Epicor Software Corp. (NON)	34,200	459,306
FileNET Corp. (NON)	14,700	397,194
Internet Security Systems, Inc. (NON)	29,300	702,614
Parametric Technology Corp. (NON)	32,920	537,584
Progress Software Corp. (NON)	22,500	654,525
SSA Global Technologies, Inc. (NON)	25,800	413,574
		4,387,495

Technology Services (4.2%)
Covansys Corp. (NON)	62,112	1,067,705
CSG Systems International, Inc. (NON)	41,100	955,987
Fair Isaac Corp.	20,800	824,096
Global Payments, Inc.	9,300	492,993
Transaction Systems Architects, Inc. (NON)	18,500	577,385

		3,918,166

Textiles (0.9%)
Phillips-Van Heusen Corp.	21,800	832,978

Toys (0.7%)
Jakks Pacific, Inc. (NON)	22,900	612,346

Transportation (0.5%)
Hornbeck Offshore Services, Inc. (NON)	12,300	443,661

Total common stocks (cost $75,565,741)		$91,011,398
SHORT-TERM INVESTMENTS (1.5%)(a) (cost $1,397,482)
	Shares	Value

Putnam Prime Money Market Fund (e)	$1,397,482	$1,397,482

TOTAL INVESTMENTS
Total investments (cost $76,963,223)(b)	$92,408,880

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	1	$651,650	Jun-06	$(1,608)
S&P MidCap 400 Index (Long)	2	159,680	Jun-06	156
Russell 2000 Index Mini (Long)	2	154,360	Jun-06	919
NASDAQ 100 Mini (Long)	1	34,400	Jun-06	(142)

Total				$(675)

NOTES

(a) Percentages indicated are based on net assets of $93,733,125.

(b) The aggregate identified cost on a tax basis is $77,003,789, resulting in gross unrealized appreciation and depreciation of $16,574,014 and $1,168,923, respectively, or net unrealized appreciation of $15,405,091.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $33,240 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $13,182,594 and $12,780,489, respectively.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

At March 31, 2006, liquid assets totaling $1,321,115 have been designated as collateral for forward commitments and future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (98.6%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
Lockheed Martin Corp.	25,100	$1,885,763

Airlines (1.0%)
JetBlue Airways Corp. (NON)	60,600	649,632
Southwest Airlines Co.	72,100	1,297,079
		1,946,711

Banking (8.8%)
Bank of America Corp. (SEG)	133,993	6,102,041
Commerce Bancorp, Inc.	54,500	1,997,425
U.S. Bancorp	103,200	3,147,600
Washington Mutual, Inc.	56,100	2,390,982
Wells Fargo & Co.	58,200	3,717,234
		17,355,282

Beverage (1.0%)
Coca-Cola Enterprises, Inc.	92,800	1,887,552

Biotechnology (3.2%)
Amgen, Inc. (NON)	40,600	2,953,650
Biogen Idec, Inc. (NON)	47,400	2,232,540
MedImmune, Inc. (NON)	32,000	1,170,560
		6,356,750

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON)	44,600	993,242

Building Materials (1.3%)
Martin Marietta Materials, Inc.	9,600	1,027,488
Sherwin - Williams Co. (The)	29,700	1,468,368
		2,495,856

Cable Television (1.0%)
Comcast Corp. Class A (NON)	75,100	1,964,616

Commercial and Consumer Services (1.2%)
Cendant Corp.	139,900	2,427,265

Communications Equipment (1.1%)
Qualcomm, Inc. (S)	45,000	2,277,450

Computers (5.9%)
Apple Computer, Inc. (NON)	23,400	1,467,648
Cisco Systems, Inc. (NON)	146,000	3,163,820
Dell, Inc. (NON)	75,200	2,237,952
EMC Corp. (NON)	163,500	2,228,505
Hewlett-Packard Co.	80,400	2,645,160
		11,743,085

Conglomerates (3.5%)
Danaher Corp.	28,400	1,804,820
General Electric Co.	58,300	2,027,674
Tyco International, Ltd. (Bermuda)	116,800	3,139,584
		6,972,078

Consumer Finance (3.2%)
Capital One Financial Corp.	40,500	3,261,060
Countrywide Financial Corp.	85,300	3,130,510
		6,391,570

Consumer Goods (1.2%)
Procter & Gamble Co. (The)	41,000	2,362,420

Containers (1.4%)
Ball Corp.	24,800	1,086,984
Owens-Illinois, Inc. (NON)	99,200	1,723,104
		2,810,088

Electric Utilities (3.0%)
Entergy Corp.	17,200	1,185,768
Exelon Corp.	39,900	2,110,710
PG&E Corp.	46,200	1,797,180

Wisconsin Energy Corp.	22,000	879,780
		5,973,438

Electronics (1.9%)
Freescale Semiconductor, Inc. Class A (NON)	59,700	1,660,257
Microchip Technology, Inc.	34,000	1,234,200
Micron Technology, Inc. (NON)	63,800	939,136
		3,833,593

Energy (1.7%)
Pride International, Inc. (NON)	69,800	2,176,364
Rowan Cos., Inc.	28,300	1,244,068
		3,420,432

Financial (4.5%)
Allied Capital Corp. (S)	33,100	1,012,860
Citigroup, Inc.	138,300	6,531,909
Fannie Mae	27,200	1,398,080
		8,942,849

Health Care Services (3.2%)
Cardinal Health, Inc.	25,000	1,863,000
Caremark Rx, Inc. (NON)	22,300	1,096,714
Community Health Systems, Inc. (NON)	20,600	744,690
Health Management Associates, Inc. Class A	31,800	685,926
Lincare Holdings, Inc. (NON)	13,000	506,480
WellPoint, Inc. (NON)	19,600	1,517,628
		6,414,438

Homebuilding (0.8%)
NVR, Inc. (NON)	2,200	1,625,690

Household Furniture and Appliances (1.1%)
Whirlpool Corp.	23,900	2,186,133

Insurance (2.9%)
ACE, Ltd. (Bermuda)	27,800	1,445,878
Berkshire Hathaway, Inc. Class B (NON)	218	656,616
Everest Re Group, Ltd. (Barbados)	20,300	1,895,411
Genworth Financial, Inc. Class A	54,430	1,819,595
		5,817,500

Investment Banking/Brokerage (1.3%)
Bear Stearns Cos., Inc. (The)	18,100	2,510,470

Lodging/Tourism (0.8%)
Royal Caribbean Cruises, Ltd.	39,000	1,638,780

Machinery (1.9%)
Caterpillar, Inc.	31,400	2,254,834
Parker-Hannifin Corp.	18,300	1,475,163
		3,729,997

Media (0.9%)
Walt Disney Co. (The)	67,400	1,879,786

Medical Technology (1.9%)
Becton, Dickinson and Co.	23,700	1,459,446
Boston Scientific Corp. (NON)	59,500	1,371,475
St. Jude Medical, Inc. (NON)	22,200	910,200
		3,741,121

Metals (1.6%)
Nucor Corp.	14,900	1,561,371
United States Steel Corp. (S)	25,400	1,541,272
		3,102,643

Oil & Gas (7.4%)
Amerada Hess Corp.	18,200	2,591,680
Apache Corp.	39,800	2,607,298
Exxon Mobil Corp.	66,100	4,022,846
Marathon Oil Corp.	22,900	1,744,293
Occidental Petroleum Corp.	40,500	3,752,325
		14,718,442

Pharmaceuticals (4.3%)
Barr Pharmaceuticals, Inc. (NON)	14,400	906,912
Johnson & Johnson	81,600	4,832,352
Mylan Laboratories, Inc.	35,200	823,680
Pfizer, Inc.	47,900	1,193,668
Watson Pharmaceuticals, Inc. (NON)	27,800	798,972

		8,555,584

Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	23,900	1,377,118
Meredith Corp.	20,400	1,138,116
		2,515,234

Restaurants (1.3%)
Yum! Brands, Inc.	52,100	2,545,606

Retail (7.3%)
Abercrombie & Fitch Co. Class A	22,900	1,335,070
CVS Corp.	47,800	1,427,786
Home Depot, Inc. (The)	57,500	2,432,250
Kohl's Corp. (NON)	20,600	1,092,006
Lowe's Cos., Inc.	23,100	1,488,564
Michaels Stores, Inc. (S)	29,700	1,116,126
Office Depot, Inc. (NON)	28,200	1,050,168
Staples, Inc.	85,200	2,174,304
Supervalu, Inc.	48,000	1,479,360
Whole Foods Market, Inc.	14,200	943,448
		14,539,082

Semiconductor (0.8%)
Applied Materials, Inc.	87,400	1,530,374

Software (2.9%)
Adobe Systems, Inc. (NON)	26,100	911,412
Autodesk, Inc. (NON)	19,300	743,436
McAfee, Inc. (NON)	29,100	708,003
Oracle Corp. (NON)	176,500	2,416,285
Red Hat, Inc. (NON)	37,600	1,052,048
		5,831,184

Technology Services (2.8%)
Accenture, Ltd. Class A (Bermuda)	49,400	1,485,458
Automatic Data Processing, Inc.	22,400	1,023,232
eBay, Inc. (NON)	43,500	1,699,110
Yahoo!, Inc. (NON)	40,600	1,309,756
		5,517,556

Telecommunications (2.5%)
American Tower Corp. Class A (NON)	20,800	630,656
Sprint Nextel Corp.	166,162	4,293,626
		4,924,282

Textiles (0.6%)
NIKE, Inc. Class B	14,300	1,216,930

Tobacco (1.9%)
Altria Group, Inc.	52,500	3,720,150

Transportation Services (1.7%)
United Parcel Service, Inc. Class B	41,200	3,270,456

Waste Management (1.0%)
Waste Management, Inc.	56,700	2,001,510

Total common stocks (cost $181,993,866)		$195,572,988

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	2,644,340	$2,644,340
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3,2006 to May 16, 2006 (d)	$1,982,376	1,978,190

Total short-term investments (cost $4,622,530)		$4,622,530

TOTAL INVESTMENTS

Total investments (cost $186,616,396) (b)		$200,195,518

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	8	$2,606,600	Jun-06	$(15,745)

NOTES

(a) Percentages indicated are based on net assets of $198,137,125.

(b) The aggregate identified cost on a tax basis is $187,159,272, resulting in gross unrealized appreciation and depreciation of $18,105,142 and $5,068,896, respectively, or net unrealized appreciation of $13,036,246.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.

The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $1,925,620. The fund received cash collateral of $1,978,190 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,983 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $12,390,097 and $11,253,192, respectively.

At March 31, 2006, liquid assets totaling $2,606,426 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (95.8%)(a)

	Shares	Value

Advertising and Marketing Services (0.2%)
Valassis Communications, Inc. (NON)	73,500	$2,158,695

Aerospace and Defense (2.4%)
AAR Corp. (NON)	383,670	10,926,922
Heico Corp. (S)	93,300	2,956,677
Heico Corp. Class A	36,100	983,003
Herley Industries, Inc. (NON)	137,900	2,879,352
Innovative Solutions & Support, Inc. (NON) (S)	202,000	2,626,000
Teledyne Technologies, Inc. (NON)	83,300	2,965,480
		23,337,434

Airlines (0.9%)
Airtran Holdings, Inc. (NON)	169,500	3,069,645
SkyWest, Inc.	186,500	5,458,855
		8,528,500

Automotive (0.9%)
Aaron Rents, Inc.	72,100	1,958,957
American Axle & Manufacturing Holdings, Inc. (S)	257,000	4,402,410
CLARCOR, Inc.	76,400	2,719,840
		9,081,207

Banking (8.4%)
AMCORE Financial, Inc.	160,400	5,071,848
BankAtlantic Bancorp, Inc. Class A	605,000	8,705,950
Brookline Bancorp, Inc. (S)	473,400	7,332,966
Colonial Bancgroup, Inc.	184,300	4,607,500
East West Bancorp, Inc.	63,100	2,432,505
First Community Bancorp	55,600	3,205,896
First Niagara Financial Group, Inc.	214,700	3,147,502
Flagstar Bancorp, Inc.	330,200	4,986,020
Irwin Financial Corp.	160,659	3,105,538
Netbank, Inc.	653,300	4,729,892
NewAlliance Bancshares, Inc.	160,300	2,313,129
PFF Bancorp, Inc.	180,900	6,098,139
Provident Bankshares Corp.	125,500	4,574,475
Republic Bancorp, Inc.	661,120	7,959,885
Sterling Bancshares, Inc.	285,200	5,147,860
Webster Financial Corp.	101,800	4,933,228
Wintrust Financial Corp.	41,300	2,402,421
		80,754,754

Basic Materials (1.1%)
Ameron International Corp.	81,430	5,963,119
Chaparral Steel Co. (NON)	72,300	4,693,716
		10,656,835

Broadcasting (0.4%)
Sinclair Broadcast Group, Inc. Class A	480,600	3,916,890

Building Materials (1.7%)
Apogee Enterprises, Inc.	366,200	6,181,456
Interface, Inc. Class A (NON)	293,900	4,058,759
Lennox International, Inc.	195,100	5,825,686
		16,065,901

Capital Goods (0.2%)
Bandag, Inc.	58,700	2,457,769

Chemicals (4.2%)
A. Schulman, Inc.	122,190	3,024,203
Airgas, Inc.	132,700	5,187,243
Delta & Pine Land Co.	210,700	6,354,712
H.B. Fuller Co.	70,200	3,604,068
Olin Corp.	219,000	4,701,930
Omnova Solutions, Inc. (NON)	915,500	5,602,860
PolyOne Corp. (NON)	982,300	9,155,036
RPM, Inc.	158,500	2,843,490
		40,473,542

Commercial and Consumer Services (3.1%)

4Kids Entertainment, Inc. (NON)	114,600	1,969,974
Banta Corp.	168,200	8,743,036
Brink's Co. (The)	94,500	4,796,820
ePlus, Inc. (NON)	94,700	1,347,581
Global Cash Access, Inc. (NON)	176,900	3,099,288
MPS Group, Inc. (NON)	229,300	3,508,290
Paxar Corp. (NON)	62,300	1,219,211
RemedyTemp, Inc. Class A (NON)	129,700	1,588,825
TeleTech Holdings, Inc. (NON)	326,900	3,631,859
		29,904,884

Communications Equipment (1.7%)
Arris Group, Inc. (NON)	132,000	1,816,320
Belden CDT, Inc.	212,500	5,786,375
Inter-Tel, Inc. (S)	261,400	5,604,416
Radyne Comstream Corp. (NON)	187,200	2,989,584
		16,196,695

Computers (1.7%)
Agilysys, Inc.	319,200	4,807,152
Brocade Communications Systems, Inc. (NON)	446,800	2,984,624
Emulex Corp. (NON)	125,900	2,151,631
Intergraph Corp. (NON)	32,500	1,353,950
Netgear, Inc. (NON)	115,600	2,197,556
Xyratex Ltd. (Bermuda) (NON)	91,300	2,875,950
		16,370,863

Conglomerates (1.5%)
AMETEK, Inc.	103,300	4,644,368
Crane Co. (Australia)	133,000	5,454,330
Walter Industries, Inc.	72,100	4,803,302
		14,902,000

Consumer Finance (0.4%)
AmeriCredit Corp. (NON)	129,000	3,964,170

Consumer Goods (2.2%)
American Greetings Corp. Class A (S)	209,300	4,525,066
Blyth Industries, Inc.	212,700	4,470,954
Elizabeth Arden, Inc. (NON)	158,700	3,700,884
Lancaster Colony Corp.	117,600	4,939,200
Prestige Brands Holdings, Inc. (NON)	170,700	2,077,419
Spectrum Brands, Inc. (NON)	53,100	1,153,332
		20,866,855

Consumer Services (0.4%)
Stewart Enterprises, Inc. Class A	606,100	3,460,831

Electric Utilities (1.6%)
Black Hills Corp.	153,192	5,208,528
Sierra Pacific Resources (NON)	378,950	5,233,300
Westar Energy, Inc.	229,200	4,769,652
		15,211,480

Electrical Equipment (2.1%)
Lincoln Electric Holdings, Inc.	84,100	4,540,559
Rofin-Sinar Technologies, Inc. (NON)	75,980	4,112,797
Watsco, Inc.	57,400	4,078,270
WESCO International, Inc. (NON)	101,700	6,916,617
		19,648,243

Electronics (4.5%)
Avnet, Inc. (NON)	212,897	5,403,326
Diodes, Inc. (NON)	57,500	2,386,250
Dionex Corp. (NON)	22,200	1,364,856
Directed Electronics, Inc. (NON)	123,890	2,075,158
General Cable Corp. (NON)	203,400	6,169,122
Methode Electronics, Inc. Class A	365,700	3,982,473
Monolithic System Technology, Inc. (NON)	250,900	2,222,974
Park Electrochemical Corp.	211,700	6,245,150
Standard Microsystems Corp. (NON)	40,100	1,041,798
TTM Technologies, Inc. (NON)	290,100	4,203,549
X-Rite, Inc. (S)	572,800	7,606,784
		42,701,440

Energy (1.5%)
GulfMark Offshore, Inc. (NON)	137,100	3,811,380
Hydril Co. (NON)	19,100	1,488,845
Pride International, Inc. (NON)	67,000	2,089,060
Tidewater, Inc.	126,200	6,970,026
		14,359,311

Engineering & Construction (0.5%)
EMCOR Group, Inc. (NON)	105,400	5,234,164

Financial (0.8%)
Advanta Corp. Class B	204,800	7,550,976

Food (1.8%)
Chiquita Brands International, Inc.	131,100	2,198,547
Flowers Foods, Inc.	165,750	4,922,775
Ralcorp Holdings, Inc. (NON)	99,500	3,785,975
Sanderson Farms, Inc. (S)	178,100	3,989,440
TreeHouse Foods, Inc. (NON)	72,200	1,916,910
		16,813,647

Forest Products and Packaging (0.6%)
Albany International Corp.	99,345	3,784,051
Silgan Holdings, Inc.	41,824	1,680,070
		5,464,121

Health Care Services (2.2%)
AMERIGROUP Corp. (NON)	70,000	1,472,800
Hooper Holmes, Inc.	1,528,600	4,417,654
Odyssey Healthcare, Inc. (NON)	125,200	2,154,692
Pediatrix Medical Group, Inc. (NON)	28,000	2,873,920
PSS World Medical, Inc. (NON) (S)	214,000	4,128,060
Sierra Health Services, Inc. (NON)	56,900	2,315,830
Sunrise Assisted Living, Inc. (NON)	87,700	3,417,669
		20,780,625

Homebuilding (1.5%)
Champion Enterprises, Inc. (NON)	352,800	5,277,888
Fleetwood Enterprises, Inc. (NON)	413,500	4,618,795
Levitt Corp. Class A	136,547	3,009,496
Meritage Homes Corp. (NON)	32,700	1,797,192
		14,703,371

Household Furniture and Appliances (0.3%)
Furniture Brands International, Inc. (S)	106,000	2,598,060

Insurance (10.4%)
American Equity Investment Life Holding Co.	525,800	7,539,972
AmerUs Group Co. (S)	101,800	6,132,432
Bristol West Holdings, Inc.	135,000	2,598,750
Ceres Group, Inc. (NON)	508,000	2,804,160
Commerce Group, Inc.	102,900	5,437,236
FBL Financial Group, Inc. Class A	103,500	3,565,575
Fremont General Corp.	248,400	5,355,504
Hub International, Ltd. (Canada)	97,000	2,717,940
Infinity Property & Casualty Corp.	147,600	6,160,824
Landamerica Financial Group, Inc.	92,300	6,262,555
Navigators Group, Inc. (NON)	64,700	3,209,120
Ohio Casualty Corp.	135,100	4,282,670
Philadelphia Consolidated Holding Corp. (NON)	127,200	4,342,608
Phoenix Companies, Inc. (The)	183,900	2,997,570
Presidential Life Corp.	275,568	7,002,183
Selective Insurance Group (S)	94,826	5,025,778
Stancorp Financial Group	160,300	8,673,833
State Auto Financial Corp.	142,100	4,790,191
Stewart Information Services	116,200	5,470,696
Zenith National Insurance Corp.	100,150	4,820,220
		99,189,817

Investment Banking/Brokerage (0.6%)
MCG Capital Corp. (S)	422,200	5,957,242

Leisure (0.5%)
Arctic Cat, Inc.	206,076	4,958,189

Machinery (1.0%)
Gardner Denver, Inc. (NON)	102,100	6,656,920
MSC Industrial Direct Co., Inc. Class A	45,600	2,463,312
		9,120,232

Manufacturing (1.8%)
Acuity Brands, Inc.	163,100	6,524,000
Blount International, Inc. (NON)	185,300	2,985,183
Griffon Corp. (NON) (S)	96,000	2,384,640
Kaman Corp.	136,500	3,434,340
Tennant Co.	33,400	1,747,488
		17,075,651

Media (0.5%)
Journal Communications, Inc. Class A	366,700	4,547,080

Medical Technology (2.2%)
Conmed Corp. (NON)	73,500	1,407,525
Datascope Corp.	169,200	6,693,552
Edwards Lifesciences Corp. (NON)	70,100	3,049,350
Hanger Orthopedic Group, Inc. (NON)	149,800	1,041,110
Serologicals Corp. (NON)	117,600	2,876,496
Vital Signs, Inc.	108,420	5,955,511
		21,023,544

Metal Fabricators (1.4%)
Mueller Industries, Inc.	219,400	7,830,386
USEC, Inc.	458,300	5,522,515
		13,352,901

Metals (2.0%)
Earle M. Jorgensen Co. (NON)	112,400	1,702,860
Quanex Corp. (S)	101,800	6,782,934
Reliance Steel & Aluminum Co.	42,900	4,029,168
Steel Dynamics, Inc.	62,100	3,522,933
Texas Industries, Inc.	19,200	1,161,408
United States Steel Corp. (S)	24,700	1,498,796
		18,698,099

Natural Gas Utilities (0.5%)
Energen Corp.	128,600	4,501,000

Office Equipment & Supplies (0.3%)
School Specialty, Inc. (NON)	72,900	2,515,050

Oil & Gas (3.4%)
Cabot Oil & Gas Corp. Class A	106,300	5,094,959
Energy Partners, Ltd. (NON)	153,800	3,626,604
EXCO Resources, Inc. (NON)	86,910	1,088,982
Petroleum Development Corp. (NON)	67,800	3,075,408
Range Resources Corp.	216,950	5,924,905
Remington Oil & Gas Corp. (NON)	29,500	1,274,990
St. Mary Land & Exploration Co.	160,860	6,567,914
Universal Compression Holdings, Inc. (NON) (S)	70,900	3,592,503
Warren Resources, Inc. (NON) (S)	146,100	2,176,890
		32,423,155

Pharmaceuticals (1.4%)
Alpharma, Inc. Class A	137,400	3,685,068
First Horizon Pharmaceutical Corp. (NON)	59,700	1,505,037
Owens & Minor, Inc.	183,900	6,026,403
Par Pharmaceutical Cos., Inc. (NON)	52,300	1,473,814
Salix Pharmaceuticals, Ltd. (NON)	20,400	336,804
		13,027,126

Photography/Imaging (1.1%)
Ikon Office Solutions, Inc.	532,900	7,593,825
Imation Corp.	74,400	3,192,504
		10,786,329

Publishing (0.4%)
Playboy Enterprises, Inc. Class B (NON) (S)	281,900	4,002,980

Railroads (0.2%)
Rail America, Inc. (Private) (NON)	46,900	499,954
RailAmerica, Inc. (NON)	100,500	1,071,330
		1,571,284

Real Estate (4.3%)
American Home Mortgage Investment Corp. (R) (S)	158,100	4,934,301
Anworth Mortgage Asset Corp. (R)	131,100	1,030,446
Arbor Realty Trust, Inc (R)	201,500	5,438,485
Capital Trust, Inc. Class A (R)	86,960	2,706,195
Cedar Shopping Centers, Inc. (R)	180,300	2,855,952
DiamondRock Hospitality Co. (R)	210,470	2,906,591
Entertainment Properties Trust (R)	107,962	4,532,245
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	124,000	1,163,120
Getty Realty Corp. (R)	216,500	6,300,150
Lexington Corporate Properties Trust (R)	208,300	4,343,055
National Health Investors, Inc. (R)	168,630	4,283,202
NorthStar Realty Finance Corp.	92,900	1,017,255
		41,510,997

Restaurants (0.9%)
CBRL Group, Inc.	57,800	2,537,998
Landry's Restaurants, Inc. (S)	171,200	6,048,496
		8,586,494

Retail (4.9%)
Coldwater Creek, Inc. (NON)	71,500	1,987,700
Cost Plus, Inc. (NON)	63,100	1,079,010
CSK Auto Corp. (NON)	209,100	2,900,217
Finlay Enterprises, Inc. (NON)	98,100	1,006,506
Handleman Co. (S)	367,400	3,527,040
Haverty Furniture Cos., Inc.	372,800	5,349,680
Movie Gallery, Inc. (S)	473,400	1,429,668
Nash Finch Co. (S)	146,600	4,383,340
Nautilus Group, Inc. (S)	211,400	3,160,430
New York & Company, Inc. (NON)	93,600	1,398,384
Nu Skin Enterprises, Inc. Class A	144,600	2,534,838
Ruddick Corp.	259,200	6,301,152
Sonic Automotive, Inc.	125,700	3,489,432
Spartan Stores, Inc.	53,600	683,400
Sports Authority, Inc. (The) (NON)	47,500	1,752,750
Stage Stores, Inc.	89,600	2,665,600
Too, Inc. (NON)	101,800	3,496,830
		47,145,977

Semiconductor (1.2%)
Brooks Automation, Inc. (NON)	453,400	6,456,416
Cohu, Inc.	224,800	4,770,256
		11,226,672

Shipping (1.2%)
Arkansas Best Corp.	81,300	3,180,456
EGL, Inc. (NON)	119,700	5,386,500
Tsakos Energy Navigation, Ltd. (Norway)	65,800	2,578,044
		11,145,000

Software (0.9%)
Hyperion Solutions Corp. (NON)	67,400	2,197,240
Indus International, Inc. (NON)	274,000	997,360
MRO Software, Inc. (NON)	144,300	2,303,028
SSA Global Technologies, Inc. (NON)	89,600	1,436,288
Support.com, Inc. (NON)	365,900	1,620,937
		8,554,853

Staffing (0.2%)
Kforce, Inc. (NON)	126,100	1,607,775

Technology (0.2%)
LaBarge, Inc. (NON)	127,700	1,909,115

Technology Services (2.4%)
Acxiom Corp.	115,600	2,987,104
DiamondCluster International, Inc. Class A (NON)	270,200	2,891,140
Digitas, Inc. (NON)	257,000	3,700,800
IHS, Inc. Class A (NON)	83,600	2,286,460
MTS Systems Corp.	146,600	6,132,278
United Online, Inc.	374,900	4,821,214
		22,818,996

Telecommunications (1.2%)
Brightpoint, Inc. (NON)	87,075	2,704,550
Consolidated Communications Holdings, Inc.	114,500	1,862,915
Earthlink, Inc. (NON)	459,094	4,384,348
Equinix, Inc. (NON)	34,400	2,209,168
Primus Telecommunications GP (NON) (S)	323,000	248,678
		11,409,659

Textiles (0.7%)
Rocky Shoes & Boots, Inc. (NON)	26,400	696,960
Wolverine World Wide, Inc.	255,050	5,644,257
		6,341,217

Tire & Rubber (0.3%)
Cooper Tire & Rubber (S)	200,747	2,878,712

Transportation Services (0.4%)
Landstar Systems, Inc.	96,000	4,235,520

Waste Management (0.5%)

Duratek, Inc. (NON)	52,900	1,158,510
URS Corp. (NON)	95,700	3,851,920
		5,010,430

Total common stocks (cost $636,888,746)		$915,294,359

SHORT-TERM INVESTMENTS (10.6%)(a)
	Principal	Value
	amount/shares
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3,2006 to May 16, 2006 (d)	$61,697,206	$61,566,930
Putnam Prime Money Market Fund (e)	39,996,411	39,996,411

Total short-term investments (cost $101,563,341)		$101,563,341

TOTAL INVESTMENTS
Total investments (cost $738,452,087) (b)		$1,016,857,700

NOTES

(a) Percentages indicated are based on net assets of $955,764,668.

(b) The aggregate identified cost on a tax basis is $743,579,948, resulting in gross unrealized appreciation and depreciation of $314,985,046 and $41,707,294, respectively, or net unrealized appreciation of $273,277,752.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $59,473,330. Certain of these securities were sold prior to period-end. The fund received cash collateral of $61,566,930 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $240,050 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $62,799,882 and $31,796,611, respectively.

At March 31, 2006, liquid assets totaling $2,736,110 have been designated as collateral for open forward commitments.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (94.9%)(a)

	Shares	Value

Construction (0.2%)
Infrasourse Services, Inc. (NON) (S)	50,874	$875,542

Electric Utilities (59.4%)
Alliant Energy Corp.	146,483	4,609,813
Chubu Electric Power, Inc. (Japan)	88,900	2,223,368
CLP Holdings, Ltd. (Hong Kong)	268,000	1,562,875
Consolidated Edison, Inc.	35,052	1,524,762
Constellation Energy Group, Inc.	137,514	7,523,391
Dominion Resources, Inc.	228,814	15,795,030
DPL, Inc. (S)	187,752	5,069,304
Duke Energy Corp. (NON) (S)	44,550	1,298,633
Edison International (S)	250,408	10,311,801
El Paso Electric Co. (NON)	67,492	1,285,048
Electric Power Development Co. (Japan)	27,700	876,134
Enel SpA (Italy)	667,153	5,634,641
Energy East Corp.	151,737	3,687,209
Entergy Corp.	224,340	15,466,000
Exelon Corp.	402,471	21,290,716
FirstEnergy Corp.	212,087	10,371,054
FPL Group, Inc. (S)	288,393	11,576,095
Great Plains Energy, Inc. (S)	73,377	2,065,563
Hera SpA (Italy)	1,540,890	4,651,870
Hong Kong Electric Holdings, Ltd. (Hong Kong)	102,000	479,059
Iberdrola SA (Spain)	282,110	9,093,647
Kansai Electric Power, Inc. (Japan)	109,600	2,429,759
Kyushu Electric Power Co., Inc. (Japan)	34,200	769,768
Northeast Utilities (S)	160,425	3,133,100
NSTAR (S)	73,052	2,090,018
Oesterreichische Elektrizitaetswirtschafts AG
(Verbund) Class A (Austria)	9,775	4,340,784
PG&E Corp. (S) (SEG)	395,287	15,376,664
PPL Corp.	153,336	4,508,078
Progress Energy, Inc. (S)	47,951	2,108,885
Public Service Enterprise Group, Inc.	93,388	5,980,568
Scottish and Southern Energy PLC (United Kingdom)	221,117	4,341,030
Sierra Pacific Resources (NON)	333,789	4,609,626
Southern Co. (The) (S)	126,242	4,136,950
Terna SPA (Italy)	748,702	1,965,867
Tohoku Electric Power Co., Inc. (Japan)	63,000	1,359,262
Tokyo Electric Power Co. (Japan)	142,300	3,540,736
TXU Corp. (S)	162,064	7,253,985
Wisconsin Energy Corp.	181,282	7,249,467
		211,590,560

Investment Banking/Brokerage (0.1%)
Spark Infrastructure Group (Australia)	426,641	356,122

Natural Gas Utilities (8.6%)
Australian Gas Light Co., Ltd. (Australia)	20,295	267,893
Equitable Resources, Inc. (S)	133,915	4,889,237
Gas Natural SDG SA (Spain)	109,710	3,171,376
Hong Kong and China Gas Co., Ltd. (Hong Kong)	411,000	990,701
Kinder Morgan, Inc. (S)	27,641	2,542,696
MDU Resources Group, Inc.	135,068	4,518,025
Osaka Gas Co., Ltd. (Japan)	212,000	769,255
Sempra Energy (S)	208,571	9,690,209
Tokyo Gas Co., Ltd. (Japan)	359,000	1,567,753
Williams Cos., Inc. (The)	111,089	2,376,194
		30,783,339

Oil & Gas (1.1%)
Enbridge, Inc. (Canada)	49,091	1,417,257
Questar Corp. (S)	38,317	2,684,106
		4,101,363

Power Producers (2.3%)
AES Corp. (The) (NON)	464,500	7,924,370
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	119,000	377,661
		8,302,031

Publishing (0.1%)
Yellow Pages (Singapore), Ltd. (Singapore)	360,000	367,011

Regional Bells (3.5%)

AT&T, Inc.	140,905	3,810,071
BellSouth Corp.	60,366	2,091,682
Telus Corp. (Canada)	60,040	2,325,308
Verizon Communications, Inc.	123,904	4,220,170
		12,447,231

Shipping (1.9%)
Autopistas Concesionaria Espanola SA (Spain)	255,127	6,603,172

Telecommunications (12.3%)
ALLTEL Corp.	7,436	481,481
American Tower Corp. Class A (NON)	55,878	1,694,221
CenturyTel, Inc.	24,134	944,122
Comcast Corp. Class A (Special) (NON)	17,600	459,712
Digi.com Berhad (Malaysia) (NON)	501,900	1,151,550
Fastweb (Italy) (NON) (S)	30,858	1,569,324
France Telecom SA (France)	111,466	2,503,259
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	158,505	3,528,955
Hutchinson Telecommunications International, Ltd.
(Hong Kong) (NON)	360,200	614,748
Koninklijke (Royal) KPN NV (Netherlands)	310,757	3,496,949
Mobistar SA (Belgium)	23,177	1,679,846
Nextel Partners, Inc. Class A (NON) (S)	10,600	300,192
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	197	846,155
NTT DoCoMo, Inc. (Japan)	844	1,243,761
Orascom Telecom Holding SAE GDR (Egypt)	2,627	143,697
PanAmSat Holding Corp.	45,451	1,128,094
Singapore Telecommunications, Ltd. (Singapore)	467,000	763,920
Sprint Nextel Corp. (S)	253,426	6,548,528
StarHub, Ltd. (Singapore)	1,027,000	1,376,669
Telecom Corp. of New Zealand, Ltd. (New Zealand) (S)	302,692	1,025,429
Telenor ASA (Norway)	214,480	2,304,866
Vodafone Group PLC (United Kingdom)	4,696,393	9,814,670
		43,620,148

Telephone (0.2%)
Belgacom SA (Belgium)	17,827	569,250

Transportation Services (0.9%)
Deutsche Post AG (Germany)	127,217	3,175,629

Water Utilities (4.3%)
Aqua America, Inc. (S)	64,894	1,805,351
Pennon Group PLC (United Kingdom)	182,421	4,242,558
Southwest Water Co.	59,767	952,686
Veolia Environnement (France)	147,421	8,175,128
		15,175,723

Total common stocks (cost $248,753,335)		$337,967,121

CORPORATE BONDS AND NOTES (5.1%)(a)

	Principal amount	Value

Electric Utilities (1.9%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	$145,000	$142,367
Appalachian Power Co. sr. notes Ser. K, 5s, 2017	75,000	69,234
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	24,932
Cleveland Electric Illuminating Co. (The) sec. notes
Ser. D, 7.43s, 2009	60,000	63,616
Connecticut Light & Power Co. 1st mtge. Ser. D, 7
7/8s, 2024	270,000	329,464
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	430,000	419,517
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	35,000	33,928
DPL, Inc. sr. notes 6 7/8s, 2011	144,000	150,164
Duquesne Light Co. 1st mtge. Ser. O, 6.7s, 2012	180,000	190,168
Entergy Arkansas, Inc. 1st mtge. 5.4s, 2018	340,000	317,678
Exelon Generation Co., LLC notes 5.35s, 2014	350,000	339,751
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	250,000	258,684
Florida Power Corp. 1st mtge. 5.9s, 2033	325,000	315,519
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	110,000	112,277
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	30,000	31,350
Kansas Gas & Electric bonds 5.647s, 2021	300,000	286,494
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	390,000	381,774
Monongahela Power Co. 1st mtge. 5s, 2006	230,000	229,344
Nevada Power Co. 2nd mtge. 9s, 2013	31,000	34,143
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	250,000	245,329
NiSource Finance Corp. company guaranty 5 1/4s, 2017	40,000	37,540
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	310,000	345,569
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	350,000	342,503
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	44,776
Power Receivable Finance, LLC 144A sr. notes 6.29s,

2012	167,998	168,675
PP&L Capital Funding, Inc. company guaranty Ser. D, 8
3/8s, 2007	10,000	10,310
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	250,000	245,249
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009	175,000	182,241
Public Service Co. of New Mexico sr. notes 4.4s, 2008	35,000	33,991
Public Service Electric & Gas Co. sec. notes 5s, 2014	285,000	273,467
Southern Power Co. sr. notes Ser. D, 4 7/8s, 2015	225,000	209,719
Teco Energy, Inc. notes 7.2s, 2011	225,000	234,563
TransAlta Corp. notes 6 3/4s, 2012 (Canada)	605,000	631,840
Wisconsin Electric Power notes 4 1/2s, 2013	120,000	112,929
		6,849,105

Natural Gas Utilities (0.1%)
Atmos Energy Corp. notes 4.95s, 2014	50,000	47,005
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	80,000	86,637
National Fuel Gas Co. notes 5 1/4s, 2013	170,000	165,354
Texas Eastern Transmission LP sr. notes 7s, 2032	170,000	188,691
		487,687

Oil & Gas (0.1%)
Amerada Hess Corp. bonds 7 7/8s, 2029	160,000	186,311
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	40,000	39,284
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	60,000	68,983
		294,578

Power Producers (0.2%)
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	625,000	717,188

Regional Bells (0.8%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	465,000	472,905
Telus Corp. notes 8s, 2011 (Canada)	430,000	474,280
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,860,000	1,888,274
Verizon New Jersey, Inc. debs. 8s, 2022	20,000	21,707
		2,857,166

Telecommunications (1.7%)
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	550,000	696,601
Deutsche Telekom International Finance BV company
guaranty 8 1/4s, 2030 (Germany)	555,000	663,908
Deutsche Telekom International Finance BV company
guaranty 5 1/4s, 2013 (Germany)	100,000	95,998
France Telecom notes 8 1/2s, 2031 (France)	335,000	418,453
France Telecom notes 7 3/4s, 2011 (France)	470,000	513,292
Sprint Capital Corp. company guaranty 7 5/8s, 2011	1,280,000	1,384,315
Sprint Capital Corp. company guaranty 6.9s, 2019	40,000	42,733
Sprint Capital Corp. company guaranty 6 7/8s, 2028	395,000	407,535
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)	600,000	565,382
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	90,000	85,276
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	145,000	136,648
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	580,000	540,850
Vodafone Group PLC notes 5 3/4s, 2016 (United Kingdom)	400,000	391,900
		5,942,891

Telephone (0.3%)
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	300,000	347,416
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)	615,000	661,712
		1,009,128

Total corporate bonds and notes (cost $18,318,753)		$18,157,743

SHORT-TERM INVESTMENTS (8.9%)(a)

	Principal	Value
	amount/shares
Short-term investments held as collateral for loaned
securities with yields ranging from 4.45% to 5.03% and
due dates ranging from April 3,2006 to May 16, 2006 (d)	$32,893,222	$32,827,888
Putnam Prime Money Market Fund (e)	241,768	241,768

Total short-term investments (cost $33,069,656)		$33,069,656

TOTAL INVESTMENTS

Total investments (cost $300,141,744)(b)		$389,194,520

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $10,342,177) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$515,131	$537,558	4/19/06	$(22,427)
British Pound	5,902,574	5,963,128	6/21/06	(60,554)
Canadian Dollar	34,226	35,148	4/19/06	(922)
Hong Kong Dollar	970,222	970,783	5/17/06	(561)
Japanese Yen	1,295,146	1,315,166	5/17/06	(20,020)
Swedish Krona	1,198,421	1,189,446	6/21/06	8,975
Swiss Franc	328,014	330,948	6/21/06	(2,934)

Total				$(98,443)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $9,456,892) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Danish Krone	$505	$502	6/21/06	$(3)
Euro	3,193,214	3,180,836	6/21/06	(12,378)
Hong Kong Dollar	1,447,084	1,449,137	5/17/06	2,053
New Zealand Dollar	573,701	647,660	4/19/06	73,959
Norwegian Krone	1,926,867	1,907,370	6/21/06	(19,497)
Singapore Dollar	1,897,107	1,887,222	5/17/06	(9,885)
Swedish Krona	387,718	384,165	6/21/06	(3,553)

Total				$30,696

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Short)	90	$18,347,344	Jun-06	$22,398
Euro 90 day (Short)	74	17,537,075	Mar-07	71,514
Euro 90 day (Long)	74	17,525,975	Sep-06	(35,526)
U.S. Treasury Note 5 yr (Long)	126	13,159,125	Jun-06	(86,018)
U.S. Treasury Long Bond (Short)	31	3,383,844	Jun-06	46,441
U.S. Treasury Note 10 yr (Long)	5	531,953	Jun-06	(3,447)

Total				$15,362

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (unaudited)
	Upfront			Fixed payments
Swap counterparty /	premium	Notional	Termination	received (paid) by	Unrealized
Referenced Debt*	received (paid)**	amount	date	fund per annum	depreciation

Deutsche Bank AG
France Telecomm, 7.25%, 1/28/13	$--	495,000	9/20/10	41 bp	$(1,333)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $356,075,723.

(b) The aggregate identified cost on a tax basis is $302,376,846, resulting in gross unrealized appreciation and depreciation of $92,454,062 and $5,636,388, respectively, or net unrealized appreciation of $86,817,674.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $31,561,120. The fund received cash collateral of $32,827,888 which is pooled with collateral of other Putnam funds into 30 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $127,448 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $69,957,338 and $85,642,633 respectively.

At March 31, 2006, liquid assets totaling $1,312,893 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Austria	1.2%
Belgium	0.6
Canada	1.3
France	3.3
Germany	1.1
Greece	1.0
Hong Kong	1.1
Italy	3.9
Japan	4.4
Netherlands	1.3
Norway	0.6
Singapore	0.7
Spain	5.3
United Kingdom	5.3
United States	67.6
Other	1.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Cos., Inc. (The) (NON)	465	$4,445

Aerospace and Defense (2.7%)
L-3 Communications Holdings, Inc.	92,100	7,901,259
Precision Castparts Corp.	102,300	6,076,620
		13,977,879

Automotive (1.1%)
Oshkosh Truck Corp.	90,300	5,620,272

Beverage (0.1%)
Hansen Natural Corp. (NON)	4,100	516,805

Biotechnology (1.2%)
Genzyme Corp. (NON)	91,300	6,137,186

Broadcasting (0.6%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	142,600	3,175,702

Building Materials (3.2%)
Building Material Holding Corp. (S)	148,200	5,281,848
USG Corp. (NON) (S)	80,300	7,625,288
Vulcan Materials Co.	43,940	3,807,401
		16,714,537

Commercial and Consumer Services (3.3%)
Corporate Executive Board Co. (The)	84,744	8,550,670
Monster Worldwide, Inc. (NON)	123,600	6,162,696
Robert Half International, Inc.	40,200	1,552,122
West Corp. (NON)	19,100	853,006
		17,118,494

Communications Equipment (1.3%)
F5 Networks, Inc. (NON)	45,900	3,327,291
Harris Corp.	68,500	3,239,365
		6,566,656

Computers (3.9%)
Apple Computer, Inc. (NON)	30,500	1,912,960
Emulex Corp. (NON)	362,800	6,200,252
Logitech International SA ADR (Switzerland) (NON) (S)	23,320	927,203
Mercury Interactive Corp. (NON)	53,400	1,858,320
Network Appliance, Inc. (NON) (S)	262,500	9,457,875
		20,356,610

Conglomerates (0.3%)
ITT Industries, Inc.	27,100	1,523,562

Consumer Cyclicals (3.1%)
Black & Decker Manufacturing Co.	76,500	6,647,085
Harman International Industries, Inc.	83,100	9,234,903
		15,881,988

Consumer Finance (1.6%)
Accredited Home Lenders Holding Co. (NON) (S)	82,300	4,212,114
Nelnet, Inc. Class A (NON)	96,800	4,031,720
		8,243,834

Consumer Goods (0.3%)
Scotts Miracle-Gro Co. (The) Class A (S)	36,900	1,688,544

Consumer Services (1.9%)
Alliance Data Systems Corp. (NON) (S)	124,000	5,799,480
Labor Ready, Inc. (NON)	179,700	4,303,815
		10,103,295

Electronics (6.4%)
Altera Corp. (NON)	151,100	3,118,704

Amphenol Corp. Class A	66,100	3,449,098
Broadcom Corp. Class A (NON)	71,300	3,077,308
Intermec, Inc. (NON)	38,600	1,177,686
National Semiconductor Corp.	269,400	7,500,096
NVIDIA Corp. (NON)	116,600	6,676,516
Omnivision Technologies, Inc. (NON) (S)	141,700	4,279,340
SanDisk Corp. (NON) (S)	30,600	1,760,112
Silicon Laboratories, Inc. (NON) (S)	40,100	2,203,495
		33,242,355

Energy (3.8%)
BJ Services Co. (S)	258,000	8,926,800
Helmerich & Payne, Inc.	71,900	5,020,058
Pride International, Inc. (NON)	183,000	5,705,940
		19,652,798

Entertainment (1.0%)
Dreamworks Animation SKG, Inc. Class A (NON)	193,400	5,115,430

Financial (2.4%)
First American Corp. (S)	77,700	3,042,732
Moody's Corp.	129,100	9,225,486
		12,268,218

Forest Products and Packaging (0.4%)
Louisiana-Pacific Corp. (S)	84,000	2,284,800

Gaming & Lottery (1.8%)
GTECH Holdings Corp.	178,800	6,088,140
International Game Technology	91,700	3,229,674
		9,317,814

Health Care Services (5.6%)
Express Scripts, Inc. (NON)	85,600	7,524,240
Hologic, Inc. (NON)	56,300	3,116,205
Laboratory Corp. of America Holdings (NON)	37,000	2,163,760
McKesson Corp. (S)	85,900	4,477,967
Pediatrix Medical Group, Inc. (NON)	40,937	4,201,774
Sierra Health Services, Inc. (NON)	182,700	7,435,890
		28,919,836

Homebuilding (1.0%)
NVR, Inc. (NON) (S)	6,900	5,098,755

Insurance (1.3%)
W.R. Berkley Corp.	120,950	7,022,357

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The) (S)	75,200	10,430,240
Legg Mason, Inc.	28,000	3,509,240
		13,939,480

Lodging/Tourism (0.7%)
Choice Hotels International, Inc. (S)	80,300	3,676,134

Machinery (3.7%)
Cummins, Inc.	21,800	2,291,180
JLG Industries, Inc.	335,600	10,333,124
MSC Industrial Direct Co., Inc. Class A	78,700	4,251,374
Parker-Hannifin Corp.	31,800	2,563,398
		19,439,076

Manufacturing (2.6%)
Actuant Corp. Class A	70,636	4,324,336
Graco, Inc.	81,240	3,690,733
IDEX Corp.	105,200	5,488,284
		13,503,353

Medical Technology (5.2%)
C.R. Bard, Inc. (S)	105,700	7,167,517
Dade Behring Holdings, Inc.	100,900	3,603,139
Kinetic Concepts, Inc. (NON)	88,687	3,651,244
Respironics, Inc. (NON) (S)	113,843	4,429,631
Varian Medical Systems, Inc. (NON) (S)	141,400	7,941,024
		26,792,555

Metals (4.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	156,700	9,365,959

Phelps Dodge Corp.	87,400	7,038,322
Reliance Steel & Aluminum Co.	66,400	6,236,288
		22,640,569

Oil & Gas (4.0%)
Frontier Oil Corp. (S)	151,800	9,009,330
Newfield Exploration Co. (NON)	87,900	3,683,010
Sunoco, Inc. (S)	72,400	5,616,068
Tesoro Petroleum Corp.	32,900	2,248,386
		20,556,794

Pharmaceuticals (3.4%)
Allergan, Inc.	23,500	2,549,750
Barr Pharmaceuticals, Inc. (NON)	104,900	6,606,602
Endo Pharmaceuticals Holdings, Inc. (NON)	98,500	3,231,785
Hospira, Inc. (NON)	63,500	2,505,710
Kos Pharmaceuticals, Inc. (NON) (S)	60,300	2,880,531
		17,774,378

Restaurants (0.6%)
Darden Restaurants, Inc.	74,100	3,040,323

Retail (8.7%)
American Eagle Outfitters, Inc.	176,500	5,270,290
Barnes & Noble, Inc.	104,200	4,819,250
Claire's Stores, Inc.	345,300	12,537,843
Coach, Inc. (NON)	93,700	3,240,146
Guess ?, Inc. (NON)	132,900	5,197,719
Staples, Inc.	344,300	8,786,536
Timberland Co. (The) Class A (NON)	77,161	2,641,221
Toro Co. (The)	57,500	2,745,625
		45,238,630

Schools (1.3%)
Apollo Group, Inc. Class A (NON) (S)	63,300	3,323,883
Career Education Corp. (NON) (S)	86,100	3,248,553
		6,572,436

Semiconductor (1.5%)
Lam Research Corp. (NON) (S)	180,500	7,761,500

Shipping (0.9%)
CNF Transportation, Inc.	55,000	2,746,700
Overseas Shipholding Group	43,600	2,089,748
		4,836,448

Software (6.1%)
Adobe Systems, Inc. (NON)	104,100	3,635,172
Autodesk, Inc. (NON)	140,100	5,396,652
BMC Software, Inc. (NON) (S)(SEG)	162,000	3,508,920
Citrix Systems, Inc. (NON)	154,900	5,870,710
Hyperion Solutions Corp. (NON)	48,450	1,579,470
McAfee, Inc. (NON)	233,400	5,678,622
Websense, Inc. (NON) (S)	220,700	6,086,906
		31,756,452

Technology Services (2.6%)
Acxiom Corp.	40,800	1,054,272
Equifax, Inc.	149,400	5,563,656
Fair Isaac Corp.	167,300	6,628,426
		13,246,354

Textiles (--%)
Phillips-Van Heusen Corp.	3,592	137,250

Tobacco (1.3%)
UST, Inc. (S)	167,000	6,947,200

Transportation Services (1.0%)
C.H. Robinson Worldwide, Inc.	110,800	5,439,172

Total common stocks (cost $400,284,534)		$513,850,276

SHORT-TERM INVESTMENTS (13.5%)(a)
	Principal	Value
	amount/Shares
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006

(d)	$54,761,364	$54,645,734
Putnam Prime Money Market Fund (e)	15,378,860	15,378,860

Total short-term investments (cost $70,024,594)		$70,024,594

TOTAL INVESTMENTS

Total investments (cost $470,309,128)(b)		$583,874,870

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	17	$1,312,060	Jun-06	$74,766
S&P MidCap 400 Index (Long)	11	878,240	Jun-06	29,183
NASDAQ 100 Mini (Long)	16	550,400	Jun-06	13,356
S&P 500 Index (Long)	1	325,825	Jun-06	3,371

Total				$120,676

NOTES

(a) Percentages indicated are based on net assets of $518,931,270.

(b) The aggregate identified cost on a tax basis is $518,600,666, resulting in gross unrealized appreciation and depreciation of $72,275,663 and $7,001,459, respectively, or net unrealized appreciation of $65,274,204.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.

The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $53,154,629. The fund received cash collateral of $54,645,734 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,628 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $42,319,803 and $32,101,637, respectively.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

At March 31, 2006, liquid assets totaling $3,074,808 have been designated as collateral for future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Cos., Inc. (The) (NON)	3,197	$30,563

Aerospace and Defense (0.9%)
L-3 Communications Holdings, Inc.	218,700	18,762,273

Airlines (1.4%)
JetBlue Airways Corp. (NON)	1,466,850	15,724,632
Southwest Airlines Co.	843,600	15,176,364
		30,900,996

Banking (3.2%)
Commerce Bancorp, Inc.	1,204,995	44,163,067
Wells Fargo & Co.	416,500	26,601,855
		70,764,922

Biotechnology (4.5%)
Amgen, Inc. (NON)	620,500	45,141,375
Biogen Idec, Inc. (NON)	328,600	15,477,060
Genentech, Inc. (NON) (S)	297,000	25,099,470
MedImmune, Inc. (NON)	392,200	14,346,676
		100,064,581

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	729,500	16,245,965

Building Materials (1.0%)
Sherwin-Williams Co. (The) (S)	216,800	10,718,592
Vulcan Materials Co.	119,900	10,389,335
		21,107,927

Commercial and Consumer Services (0.5%)
Paychex, Inc. (S)	284,300	11,843,938

Communications Equipment (3.1%)
Corning, Inc. (NON)	918,900	24,727,599
Qualcomm, Inc.	845,400	42,785,694
		67,513,293

Computers (9.6%)
Apple Computer, Inc. (NON) (SEG)	694,000	43,527,680
Cisco Systems, Inc. (NON)	3,095,800	67,085,986
Dell, Inc. (NON)	2,125,300	63,248,928
EMC Corp. (NON)	2,703,700	36,851,431
		210,714,025

Conglomerates (0.9%)
Danaher Corp.	299,391	19,026,298

Consumer Finance (3.6%)
Capital One Financial Corp.	473,700	38,142,324
Countrywide Financial Corp.	1,127,700	41,386,590
		79,528,914

Consumer Goods (0.9%)
Procter & Gamble Co. (The)	354,000	20,397,480

Consumer Services (0.5%)
Getty Images, Inc. (NON) (S)	155,000	11,606,400

Electronics (3.1%)
Analog Devices, Inc.	233,700	8,948,373
Freescale Semiconductor, Inc. Class B (NON)	319,600	8,875,292
Microchip Technology, Inc. (S)	393,290	14,276,427
Texas Instruments, Inc.	1,086,700	35,285,149
		67,385,241

Financial (2.5%)
American Express Co. (S)	707,300	37,168,615

Chicago Mercantile Exchange Holdings, Inc. (The) (S)	40,000	17,900,000
		55,068,615

Food (0.5%)
Wrigley (Wm.) Jr. Co. (S)	176,700	11,308,800

Health Care Services (6.9%)
AmerisourceBergen Corp.	150,700	7,274,289
Cardinal Health, Inc.	283,594	21,133,425
Express Scripts, Inc. (NON)	173,400	15,241,860
HCA, Inc.	378,400	17,326,936
Lincare Holdings, Inc. (NON)	126,800	4,940,128
Medco Health Solutions, Inc. (NON)	261,400	14,957,308
UnitedHealth Group, Inc.	791,500	44,213,190
WellPoint, Inc. (NON)	357,300	27,665,739
		152,752,875

Homebuilding (1.8%)
Lennar Corp.	209,100	12,625,458
NVR, Inc. (NON) (S)	37,100	27,415,045
		40,040,503

Insurance (2.5%)
American International Group, Inc.	601,500	39,753,135
Berkshire Hathaway, Inc. Class B (NON)	114	343,368
Everest Re Group, Ltd. (Barbados)	162,600	15,181,962
		55,278,465

Investment Banking/Brokerage (2.2%)
Bear Stearns Cos., Inc. (The) (S)	213,200	29,570,840
T. Rowe Price Group, Inc.	250,700	19,607,247
		49,178,087

Leisure (0.7%)
Harley-Davidson, Inc.	289,500	15,019,260

Lodging/Tourism (2.2%)
Las Vegas Sands Corp. (NON)	455,500	25,808,630
Royal Caribbean Cruises, Ltd.	513,700	21,585,674
		47,394,304

Machinery (2.5%)
Caterpillar, Inc.	554,800	39,840,188
Parker-Hannifin Corp.	185,300	14,937,033
		54,777,221

Medical Technology (4.9%)
Becton, Dickinson and Co.	272,900	16,805,182
Boston Scientific Corp. (NON)	739,500	17,045,475
Guidant Corp.	120,200	9,382,812
Medtronic, Inc.	660,100	33,500,075
Nobel Biocare Holding AG (Switzerland)	63,134	14,025,751
St. Jude Medical, Inc. (NON)	443,493	18,183,213
		108,942,508

Metals (0.8%)
Phelps Dodge Corp.	211,000	16,991,830

Oil & Gas (3.8%)
Apache Corp.	269,500	17,654,945
Canadian Natural Resources, Ltd. (Canada)	225,400	12,484,906
EOG Resources, Inc. (S)	227,500	16,380,000
Marathon Oil Corp.	182,900	13,931,493
Valero Energy Corp.	228,200	13,641,796
XTO Energy, Inc.	240,800	10,491,656
		84,584,796

Pharmaceuticals (3.7%)
Barr Pharmaceuticals, Inc. (NON)	157,500	9,919,350
Johnson & Johnson	1,170,800	69,334,776
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	27,000	1,111,860
		80,365,986

Power Producers (0.7%)
AES Corp. (The) (NON)	884,800	15,094,688

Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	514,900	29,668,538

Restaurants (2.4%)
Starbucks Corp. (NON)	694,100	26,125,924
Yum! Brands, Inc.	554,600	27,097,756
		53,223,680

Retail (10.7%)
Abercrombie & Fitch Co. Class A (S)	284,100	16,563,030
Bed Bath & Beyond, Inc. (NON)	306,300	11,761,920
Best Buy Co., Inc. (S)	263,200	14,720,776
Coach, Inc. (NON)	437,200	15,118,376
Costco Wholesale Corp. (S)	263,300	14,260,328
Home Depot, Inc. (The)	1,231,600	52,096,680
Lowe's Cos., Inc.	679,800	43,806,312
Michaels Stores, Inc. (S)	65,446	2,459,461
Staples, Inc.	1,901,100	48,516,072
Whole Foods Market, Inc.	257,000	17,075,080
		236,378,035

Semiconductor (1.5%)
Applied Materials, Inc.	1,313,100	22,992,381
Lam Research Corp. (NON)	221,300	9,515,900
		32,508,281

Software (3.1%)
Adobe Systems, Inc. (NON)	572,200	19,981,224
Autodesk, Inc. (NON)	517,500	19,934,100
McAfee, Inc. (NON)	536,800	13,060,344
Red Hat, Inc. (NON) (S)	506,800	14,180,264
		67,155,932

Technology Services (7.7%)
Accenture, Ltd. Class A (Bermuda)	396,300	11,916,741
eBay, Inc. (NON)	1,258,200	49,145,292
Fair Isaac Corp.	253,500	10,043,670
Google, Inc. Class A (NON)	118,300	46,137,000
VeriSign, Inc. (NON)	564,100	13,532,759
Yahoo!, Inc. (NON)	1,226,000	39,550,760
		170,326,222

Telecommunications (1.9%)
Comcast Corp. Class A (Special) (NON) (S)	834,900	21,807,588
Sprint Nextel Corp.	751,600	19,421,344
		41,228,932

Transportation Services (1.4%)
United Parcel Service, Inc. Class B	384,100	30,489,858

Total common stocks (cost $1,775,733,185)		$2,193,670,232

SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal amount/
	shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)	$53,216,575	$53,104,207
Putnam Prime Money Market Fund (e)	5,232,319	5,232,319

Total short-term investments (cost $58,336,526)		$58,336,526

TOTAL INVESTMENTS

Total investments (cost $1,834,069,711) (b)		$2,252,006,758

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index Mini (Long)	65	$2,236,000	Jun-06	$11,100
S&P 500 Index (Long)	26	8,471,450	Jun-06	(44,225)

Total				$(33,125)

NOTES

(a) Percentages indicated are based on net assets of $2,202,141,975.

(b) The aggregate identified cost on a tax basis is $1,913,182,252, resulting in gross unrealized appreciation and depreciation of $369,172,775 and $30,348,269, respectively, or net unrealized appreciation of $338,824,506.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $51,763,315. The fund received cash collateral of $53,104,207, which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $64,462 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $83,642,104 and $86,330,931, respectively.

At March 31, 2006, liquid assets totaling $10,706,050 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006